UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5141

Pacific Select Fund

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA 92660
(Address of principal executive offices)

Robin S. Yonis
Vice President and Investment Counsel of
Pacific Life Insurance Company
700 Newport Center Drive
Post Office Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)

Copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

Registrant’s telephone number, including area code: (949) 219-6767

Date of fiscal year end: December 31

Date of reporting period: March 31, 2006

TABLE OF CONTENTS

Schedule of Investments and Notes	1

Federal Income Tax Information	106

Item 1. Schedule of Investments.

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.79%
Autos & Transportation - 1.29%
Oshkosh Truck Corp	15,723	$978,600

Consumer Discretionary - 15.84%
Aeropostale Inc *	24,724	745,676
AnnTaylor Stores Corp *	22,852	840,725
Chico’s FAS Inc *	12,557	510,316
CKE Restaurants Inc †	53,272	926,933
Darden Restaurants Inc	18,939	777,067
DSW Inc ‘A’ * †	20,166	631,599
Electronic Arts Inc *	14,533	795,246
Harman International Industries Inc	4,136	459,634
Jackson Hewitt Tax Service Inc †	17,386	549,050
Nordstrom Inc	15,000	587,700
Office Depot Inc *	32,706	1,217,971
Ruby Tuesday Inc †	25,389	814,479
Tempur-Pedic International Inc * †	19,171	271,270
Tiffany & Co	20,488	769,119
Univision Communications Inc ‘A’ *	19,178	661,066
WESCO International Inc * †	21,303	1,448,817

		12,006,668

Energy - 5.62%
ENSCO International Inc	33,419	1,719,408
National Oilwell Varco Inc *	14,130	906,016
Pride International Inc *	24,024	749,068
Western Refining Inc †	41,041	887,306

		4,261,798

Financial Services - 13.41%
Affiliated Managers Group Inc * †	8,377	893,072
AllianceBernstein Holding LP †	17,612	1,166,795
Assurant Inc	23,133	1,139,300
HCC Insurance Holdings Inc	29,588	1,029,662
Legg Mason Inc	5,842	732,178
MGIC Investment Corp	11,081	738,327
Nuveen Investments Inc ‘A’ †	10,469	504,082
Radian Group Inc	13,425	808,856
Safeco Corp	14,596	732,865
SLM Corp	12,781	663,845
The Charles Schwab Corp	63,056	1,085,194
United Rentals Inc * †	19,516	673,302

		10,167,478

Health Care - 17.53%
Advanced Medical Optics Inc * †	18,062	842,412
Allergan Inc	10,112	1,097,152
AmerisourceBergen Corp	19,149	924,322
Barr Pharmaceuticals Inc *	17,104	1,077,210
Bausch & Lomb Inc	11,693	744,844
Cephalon Inc * †	7,158	431,269
Cytyc Corp *	41,102	1,158,254
DaVita Inc *	12,917	777,733
Fisher Scientific International Inc *	8,263	562,297
Health Net Inc *	22,407	1,138,724
Laboratory Corp of America Holdings *	13,041	762,638
Manor Care Inc	19,178	850,544
Neurocrine Biosciences Inc * †	6,754	435,903
Omnicare Inc	19,383	1,065,871
Triad Hospitals Inc *	12,833	537,703
Varian Medical Systems Inc *	15,613	876,826

		13,283,702

Materials & Processing - 3.98%
Corn Products International Inc †	22,621	668,903
Lennox International Inc	17,686	528,104
Precision Castparts Corp	19,686	1,169,348
Rohm & Haas Co	13,339	651,877

		3,018,232

Multi-Industry - 3.53%
ITT Industries Inc	21,502	1,208,842
Textron Inc	15,738	1,469,772

		2,678,614

Producer Durables - 9.23%
Cooper Industries Ltd ‘A’ (Bermuda)	8,735	759,072
Herman Miller Inc	19,995	648,038
Joy Global Inc	12,642	755,612
KLA-Tencor Corp	11,586	560,299
Parker-Hannifin Corp	12,065	972,560
Pentair Inc	14,026	571,560
Rockwell Collins Inc	16,579	934,227
Terex Corp *	13,743	1,088,995
Thermo Electron Corp *	18,944	702,633

		6,992,996

Technology - 27.36%
ADC Telecommunications Inc *	29,212	747,535
Affiliated Computer Services Inc ‘A’ *	18,590	1,109,079
Amdocs Ltd * (United Kingdom)	52,048	1,876,851
Amphenol Corp ‘A’	16,609	866,658
Analog Devices Inc	38,500	1,474,165
ASML Holding NV ‘NY’ * (Netherlands)	32,600	664,062
BEA Systems Inc *	58,409	766,910
Citrix Systems Inc *	24,370	923,623
F5 Networks Inc *	5,382	390,141
Freescale Semiconductor Inc ‘B’ *	39,000	1,083,030
Harris Corp	16,537	782,035
Hyperion Solutions Corp *	20,776	677,298
Ingram Micro Inc ‘A’ *	33,643	672,860
Integrated Device Technology Inc * †	65,130	967,832
Jabil Circuit Inc *	20,929	897,017
Marvell Technology Group Ltd * (Bermuda)	16,322	883,020
Network Appliance Inc *	28,427	1,024,225
NVIDIA Corp *	14,766	845,501
PerkinElmer Inc	21,313	500,216
QLogic Corp *	40,486	783,404
Red Hat Inc * †	22,656	633,915
Redback Networks Inc *	37,075	804,157
Seagate Technology * (Cayman)	22,488	592,109
Western Digital Corp *	39,495	767,388

		20,733,031

Total Common Stocks (Cost $63,133,314)		74,121,119

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
AGGRESSIVE GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.46%
Repurchase Agreement - 4.46%
State Street Bank and Trust Co 4.450% due 04/03/06 (Dated 03/31/06, repurchase price of $3,383,254; collateralized by Federal Home Loan Bank: 3.875% due 08/22/08 and market value $3,453,730)	$3,382,000	$3,382,000

Total Short-Term Investment (Cost $3,382,000)		3,382,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 102.25% (Cost $66,515,314)		77,503,119

	Shares
SECURITIES LENDING COLLATERAL - 14.61%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $11,070,937)	11,070,937	11,070,937

TOTAL INVESTMENTS - 116.86% (Cost $77,586,251)		88,574,056

OTHER ASSETS & LIABILITIES, NET - (16.86%)		(12,779,654)

NET ASSETS - 100.00%		$75,794,402

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
FINANCIAL SERVICES PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.65%
Financial Services - 95.65%
ACE Ltd (Cayman)	64,800	$3,370,248
American International Group Inc	17,000	1,123,530
Anglo Irish Bank Corp PLC (Ireland)	45,600	751,545
Aon Corp	42,500	1,764,175
Bank of America Corp	89,524	4,076,923
Capital One Financial Corp	31,300	2,520,276
Citigroup Inc	90,350	4,268,134
Cullen/Frost Bankers Inc †	6,900	370,875
Fannie Mae	90,600	4,656,840
Federated Investors Inc ‘B’	49,850	1,946,643
Fifth Third Bancorp †	67,500	2,656,800
Freddie Mac	43,000	2,623,000
Genworth Financial Inc ‘A’	26,000	869,180
H&R Block Inc	48,700	1,054,355
Hudson City Bancorp Inc	60,600	805,374
JPMorgan Chase & Co	128,372	5,345,410
Lehman Brothers Holdings Inc	5,800	838,274
Marsh & McLennan Cos Inc	79,200	2,325,312
MBIA Inc †	27,600	1,659,588
Merrill Lynch & Co Inc	61,800	4,867,368
Morgan Stanley	69,500	4,365,990
North Fork Bancorp Inc	47,350	1,365,101
Prudential Financial Inc	12,100	917,301
State Street Corp	23,500	1,420,105
SunTrust Banks Inc	13,200	960,432
The Bank of New York Co Inc	123,400	4,447,336
The Hartford Financial Services Group Inc	47,100	3,793,905
The PMI Group Inc †	46,700	2,144,464
The St. Paul Travelers Cos Inc	35,431	1,480,661
U.S. Bancorp	53,000	1,616,500
UBS AG (NYSE) (Switzerland)	13,100	1,440,607
Wachovia Corp	42,700	2,393,335
Wells Fargo & Co	32,500	2,075,775
Zions Bancorp	9,700	802,481

		77,117,843

Total Common Stocks (Cost $67,108,494)		77,117,843

	Principal
	Amount
SHORT-TERM INVESTMENT - 4.48%
Repurchase Agreement - 4.48%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $3,610,173; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $3,686,048)	$3,609,000	3,609,000

Total Short-Term Investment (Cost $3,609,000)		3,609,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.13% (Cost $70,717,494)		80,726,843

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.43%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $6,800,525)	6,800,525	6,800,525

TOTAL INVESTMENTS - 108.56% (Cost $77,518,019)		87,527,368

OTHER ASSETS & LIABILITIES, NET - (8.56%)		(6,902,348)

NET ASSETS - 100.00%		$80,625,020

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.92%
Autos & Transportation - 0.94%
Navistar International Corp *	36,300	$1,001,154
United Parcel Service Inc ‘B’	137,000	10,875,060

		11,876,214

Consumer Discretionary - 10.74%
Amazon.com Inc * †	62,000	2,263,620
AutoNation Inc *	387,900	8,359,245
Avon Products Inc	121,200	3,777,804
Carnival Corp (Panama)	35,900	1,700,583
Clear Channel Communications Inc	83,400	2,419,434
Costco Wholesale Corp	64,500	3,493,320
Dollar Tree Stores Inc *	376,000	10,403,920
Expedia Inc *	236,999	4,803,970
Google Inc ‘A’ *	39,200	15,288,000
IAC/InterActiveCorp * †	190,499	5,614,006
Jarden Corp * †	157,400	5,170,590
Las Vegas Sands Corp *	122,800	6,957,848
Leggett & Platt Inc	229,200	5,585,604
Lowe’s Cos Inc	198,200	12,772,008
McDonald’s Corp	190,500	6,545,580
Omnicom Group Inc	56,100	4,670,325
RadioShack Corp	254,100	4,886,343
Starwood Hotels & Resorts Worldwide Inc	54,300	3,677,739
Target Corp	98,300	5,112,583
The Walt Disney Co	54,900	1,531,161
Time Warner Inc	578,250	9,708,818
Williams-Sonoma Inc *	198,400	8,412,160
Yahoo! Inc *	80,900	2,609,834

		135,764,495

Consumer Staples - 6.67%
Altria Group Inc	133,700	9,473,982
Campbell Soup Co	583,900	18,918,360
Kraft Foods Inc ‘A’ †	225,400	6,831,874
PepsiCo Inc	442,900	25,595,191
Sysco Corp	115,600	3,704,980
The Coca-Cola Co	125,000	5,233,750
The Pepsi Bottling Group Inc	178,900	5,436,771
The Procter & Gamble Co	158,000	9,103,960

		84,298,868

Energy - 3.64%
Anadarko Petroleum Corp	55,500	5,606,055
Arch Coal Inc †	35,100	2,665,494
Baker Hughes Inc	162,100	11,087,640
BJ Services Co	238,200	8,241,720
Plains Exploration & Production Co *	105,300	4,068,792
The Williams Cos Inc	220,300	4,712,217
Weatherford International Ltd * (Bermuda)	210,800	9,644,100

		46,026,018

Financial Services - 17.03%
American International Group Inc	110,850	7,326,076
AmeriCredit Corp * †	361,400	11,105,822
Assurant Inc	75,400	3,713,450
Capital One Financial Corp	69,500	5,596,140
Everest Re Group Ltd (Bermuda)	7,300	681,601
Fifth Third Bancorp †	39,000	1,535,040
General Growth Properties Inc	147,630	7,214,678
Golden West Financial Corp	75,200	5,106,080
Hudson City Bancorp Inc	218,200	2,899,878
JPMorgan Chase & Co	794,524	33,083,979
Marsh & McLennan Cos Inc	82,600	2,425,136
Paychex Inc	63,500	2,645,410
RenaissanceRe Holdings Ltd (Bermuda)	89,700	3,912,714
SLM Corp	1,242,700	64,545,838
The Chubb Corp	85,700	8,179,208
The Hartford Financial Services Group Inc	80,100	6,452,055
Wachovia Corp	107,300	6,014,165
Washington Mutual Inc	545,600	23,253,472
Wells Fargo & Co	241,500	15,424,605
XL Capital Ltd ‘A’ (Cayman)	66,200	4,244,082

		215,359,429

Health Care - 15.82%
Allergan Inc	232,190	25,192,615
AstraZeneca PLC ADR † (United Kingdom)	922,600	46,342,198
Baxter International Inc	229,500	8,906,895
DaVita Inc *	155,700	9,374,697
Endo Pharmaceuticals Holdings Inc *	129,900	4,262,019
Forest Laboratories Inc *	775,000	34,588,250
ImClone Systems Inc * †	57,100	1,942,542
Lincare Holdings Inc *	181,600	7,075,136
McKesson Corp	136,700	7,126,171
Medco Health Solutions Inc *	126,400	7,232,608
Medtronic Inc	115,300	5,851,475
Millennium Pharmaceuticals Inc *	590,200	5,966,922
Omnicare Inc †	121,200	6,664,788
Sepracor Inc * †	122,800	5,993,868
Teva Pharmaceutical Industries Ltd ADR † (Israel)	233,199	9,603,135
Triad Hospitals Inc *	64,500	2,702,550
UnitedHealth Group Inc	75,380	4,210,727
WellPoint Inc *	90,800	7,030,644

		200,067,240

Integrated Oils - 5.51%
Chevron Corp	90,690	5,257,299
Exxon Mobil Corp	281,200	17,113,832
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	212,200	13,211,572
Royal Dutch Shell PLC ‘B’ ADR † (United Kingdom)	63,615	4,144,517
Schlumberger Ltd (Netherlands)	148,400	18,782,988
Transocean Inc * (Cayman)	138,200	11,097,460

		69,607,668

Materials & Processing - 5.79%
Air Products & Chemicals Inc	86,800	5,832,092
Alcoa Inc	113,400	3,465,504
American Standard Cos Inc	502,900	21,554,294
Barrick Gold Corp (Canada)	149,500	4,072,380
E.I. du Pont de Nemours & Co	97,600	4,119,696
Fluor Corp	140,500	12,054,900
International Paper Co	122,100	4,220,997
Methanex Corp (Canada)	252,500	5,183,825
Potash Corp of Saskatchewan Inc (Canada)	52,200	4,598,298
Praxair Inc	73,600	4,059,040
Rohm & Haas Co	82,600	4,036,662

		73,197,688

Multi-Industry - 4.15%
General Electric Co	1,347,200	46,855,616
Tyco International Ltd (Bermuda)	208,400	5,601,792

		52,457,408

Producer Durables - 5.96%
American Tower Corp ‘A’ *	315,800	9,575,056
Applied Materials Inc	251,900	4,410,769
Cooper Industries Ltd ‘A’ (Bermuda)	78,300	6,804,270
Danaher Corp	182,000	11,566,100
Illinois Tool Works Inc	144,800	13,945,688
KLA-Tencor Corp	78,900	3,815,604
Lexmark International Inc ‘A’ *	107,100	4,860,198

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
DIVERSIFIED RESEARCH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Rockwell Collins Inc	14,400	$811,440
The Boeing Co	53,100	4,138,083
Thermo Electron Corp *	206,900	7,673,921
United Technologies Corp	134,800	7,814,356

		75,415,485

Technology - 14.19%
Accenture Ltd ‘A’ (Bermuda)	204,900	6,161,343
Adobe Systems Inc *	369,700	12,909,924
Affiliated Computer Services Inc ‘A’ * †	164,100	9,790,206
Altera Corp *	226,300	4,670,832
ATI Technologies Inc * † (Canada)	220,200	3,783,036
Cisco Systems Inc *	1,039,800	22,532,466
Compuware Corp *	511,000	4,001,130
Dell Inc *	266,600	7,934,016
Flextronics International Ltd * (Singapore)	1,082,200	11,200,770
Freescale Semiconductor Inc ‘A’ * †	190,100	5,286,681
Intel Corp	474,300	9,177,705
International Rectifier Corp * †	126,100	5,224,323
L-3 Communications Holdings Inc	38,500	3,302,915
Microsoft Corp	1,281,100	34,858,731
QUALCOMM Inc	83,600	4,230,996
Raytheon Co	74,400	3,410,496
SAP AG ADR (Germany)	332,000	18,034,240
Seagate Technology * † (Cayman)	323,800	8,525,654
Silicon Laboratories Inc *	79,100	4,346,545

		179,382,009

Utilities - 6.48%
Cablevision Systems Corp ‘A’ * †	125,909	3,361,770
Exelon Corp	55,700	2,946,530
Kinder Morgan Inc	157,527	14,490,909
Kinder Morgan Management LLC * †	86,268	3,795,792
MDU Resources Group Inc	68,000	2,274,600
NiSource Inc	154,400	3,121,968
Qwest Communications International Inc * †	1,144,800	7,784,640
Sprint Nextel Corp	1,090,200	28,170,768
The AES Corp *	455,100	7,764,006
Verizon Communications Inc	243,500	8,293,610

		82,004,593

Total Common Stocks (Cost $1,041,731,322)		1,225,457,115

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.16%
Repurchase Agreement - 3.16%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $39,936,975; collateralized by U.S. Treasury Notes: 3.875% due 09/15/10 and market value $40,723,724)	$39,924,000	39,924,000

Total Short-Term Investment (Cost $39,924,000)		39,924,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.08% (Cost $1,081,655,322)		1,265,381,115

	Shares	Value
SECURITIES LENDING COLLATERAL - 5.05%

State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $63,900,994)	63,900,994	63,900,994

TOTAL INVESTMENTS - 105.13% (Cost $1,145,556,316)		1,329,282,109

OTHER ASSETS & LIABILITIES, NET - (5.13%)		(64,901,045)

NET ASSETS - 100.00%		$1,264,381,064

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.47%
Autos & Transportation - 1.21%
United Parcel Service Inc ‘B’	45,700	$3,627,666

Consumer Discretionary - 21.17%
Amazon.com Inc * †	55,700	2,033,607
Avon Products Inc	64,300	2,004,231
Carnival Corp (Panama)	22,200	1,051,614
Clear Channel Communications Inc	42,600	1,235,826
Dollar Tree Stores Inc *	95,000	2,628,650
eBay Inc *	45,700	1,785,042
Expedia Inc *	47,000	952,690
Google Inc ‘A’ *	37,300	14,547,000
IAC/InterActiveCorp * †	47,100	1,388,037
Las Vegas Sands Corp *	128,800	7,297,808
Leggett & Platt Inc	31,200	760,344
Lowe’s Cos Inc	107,000	6,895,080
Monster Worldwide Inc *	11,900	593,334
Omnicom Group Inc	22,300	1,856,475
Target Corp	63,200	3,287,032
The Home Depot Inc	22,300	943,290
The Walt Disney Co	31,700	884,113
Time Warner Inc	202,710	3,403,501
VeriSign Inc *	21,100	506,189
Viacom Inc ‘B’ *	43,900	1,703,320
Williams-Sonoma Inc *	59,100	2,505,840
Yahoo! Inc *	168,500	5,435,810

		63,698,833

Consumer Staples - 4.59%
Altria Group Inc	40,300	2,855,658
PepsiCo Inc	123,400	7,131,286
Sysco Corp	96,000	3,076,800
The Coca-Cola Co	17,900	749,473

		13,813,217

Energy - 2.39%
Baker Hughes Inc	31,900	2,181,960
Weatherford International Ltd * (Bermuda)	109,400	5,005,050

		7,187,010

Financial Services - 7.43%
American International Group Inc	62,300	4,117,407
Automatic Data Processing Inc	31,800	1,452,624
Capital One Financial Corp	8,700	700,524
Fannie Mae	48,200	2,477,480
Freddie Mac	28,500	1,738,500
JPMorgan Chase & Co	42,100	1,753,044
Paychex Inc	8,400	349,944
SLM Corp	124,600	6,471,724
Wachovia Corp	12,700	711,835
Washington Mutual Inc †	28,100	1,197,622
Wells Fargo & Co	21,600	1,379,592

		22,350,296

Health Care - 19.87%
Allergan Inc	16,500	1,790,250
Amylin Pharmaceuticals Inc * †	24,300	1,189,485
AstraZeneca PLC ADR (United Kingdom)	148,300	7,449,109
Baxter International Inc	63,800	2,476,078
DaVita Inc *	38,900	2,342,169
Endo Pharmaceuticals Holdings Inc *	24,200	794,002
Forest Laboratories Inc *	210,900	9,412,467
ImClone Systems Inc * †	196,900	6,698,538
Lincare Holdings Inc *	26,000	1,012,960
McKesson Corp	18,500	964,405
Medco Health Solutions Inc *	45,100	2,580,622
Medtronic Inc	52,500	2,664,375
Millennium Pharmaceuticals Inc * †	356,500	3,604,215
Omnicare Inc	59,500	3,271,905
PDL BioPharma Inc * †	29,500	967,600
Sepracor Inc * †	73,700	3,597,297
Teva Pharmaceutical Industries Ltd ADR † (Israel)	166,736	6,866,189
WellPoint Inc *	27,000	2,090,610

		59,772,276

Integrated Oils - 2.13%
Schlumberger Ltd (Netherlands)	50,700	6,417,099

Materials & Processing - 2.47%
American Standard Cos Inc	54,400	2,331,584
Fluor Corp	59,600	5,113,680

		7,445,264

Multi-Industry - 2.09%
General Electric Co	180,800	6,288,224

Producer Durables - 8.09%
Agilent Technologies Inc *	17,286	649,089
Applied Materials Inc	243,880	4,270,339
Cooper Industries Ltd ‘A’ (Bermuda)	7,000	608,300
Cymer Inc * †	13,800	627,072
Danaher Corp †	86,500	5,497,075
Illinois Tool Works Inc	56,300	5,422,253
KLA-Tencor Corp	75,100	3,631,836
Teradyne Inc * †	38,400	595,584
Thermo Electron Corp *	22,400	830,816
United Technologies Corp	37,900	2,197,063

		24,329,427

Technology - 25.35%
Accenture Ltd ‘A’ (Bermuda)	73,400	2,207,138
Adobe Systems Inc *	23,400	817,128
Affiliated Computer Services Inc ‘A’ *	57,100	3,406,586
Altera Corp *	411,500	8,493,360
ATI Technologies Inc * † (Canada)	59,400	1,020,492
Cisco Systems Inc *	511,130	11,076,187
Corning Inc *	77,300	2,080,143
Dell Inc *	58,200	1,732,032
Flextronics International Ltd * (Singapore)	265,700	2,749,995
Freescale Semiconductor Inc ‘A’ *	74,700	2,077,407
Intel Corp	271,300	5,249,655
International Rectifier Corp * †	100,100	4,147,143
Juniper Networks Inc *	76,800	1,468,416
Linear Technology Corp	68,400	2,399,472
Maxim Integrated Products Inc	23,200	861,880
Microsoft Corp	255,200	6,943,992
NAVTEQ Corp *	31,100	1,575,215
PMC-Sierra Inc * †	48,900	600,981
QUALCOMM Inc	58,800	2,975,868
SanDisk Corp *	101,300	5,826,776
SAP AG ADR (Germany)	74,200	4,030,544
Silicon Laboratories Inc *	34,800	1,912,260
Xilinx Inc	103,100	2,624,926

		76,277,596

Utilities - 2.68%
Cablevision Systems Corp ‘A’ *	41,600	1,110,720
Kinder Morgan Inc	7,300	671,527

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Sprint Nextel Corp	202,800	$5,240,352
The AES Corp *	61,400	1,047,484

		8,070,083

Total Common Stocks (Cost $265,581,547)		299,276,991

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.91%
Repurchase Agreement - 0.91%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $2,733,888; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $2,791,859)	$2,733,000	2,733,000

Total Short-Term Investment (Cost $2,733,000)		2,733,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.38% (Cost $268,314,547)		302,009,991

	Shares
SECURITIES LENDING COLLATERAL - 8.53%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $25,674,111)	25,674,111	25,674,111

TOTAL INVESTMENTS - 108.91% (Cost $293,988,658)		327,684,102

OTHER ASSETS & LIABILITIES, NET - (8.91%)		(26,817,677)

NET ASSETS - 100.00%		$300,866,425

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH-INCOME PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
MUTUAL FUND - 99.88%
American Funds Insurance Series ® Growth-Income Fund - Class 2	23,399,841	$928,739,693

TOTAL INVESTMENTS - 99.88% (Cost $852,329,491)		928,739,693

OTHER ASSETS & LIABILITIES, NET - 0.12%		1,158,459

NET ASSETS - 100.00%		$929,898,152

PACIFIC SELECT FUND
AMERICAN FUNDS® GROWTH PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
MUTUAL FUND - 99.87%
American Funds Insurance Series ® Growth Fund - Class 2	20,276,366	$1,242,738,449

TOTAL INVESTMENTS - 99.87% (Cost $1,068,670,910)		1,242,738,449

OTHER ASSETS & LIABILITIES, NET - 0.13%		1,658,771

NET ASSETS - 100.00%		$1,244,397,220

American Funds Growth-Income and American Funds Growth Portfolios (the “Feeder Portfolios”) invest substantially all of their assets in Class 2 shares of the American Funds Growth-Income Fund and American Funds Growth Fund, respectively, (each a “Master Fund”, collectively the “Master Funds”). Each Feeder Portfolio has an investment objective that is consistent with its corresponding Master Fund. The Schedule of Investments of the Master Funds may be obtained on the Securities and Exchange Commission’s website http://www.sec.gov and on the Pacific Select Fund’s webpage at http://www.pacificlife.com.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.41%
Consumer Discretionary - 11.09%
Activision Inc *	31,940	$440,453
Blue Nile Inc * †	6,350	223,456
Ctrip.com International Ltd ADR † (Cayman)	30,190	2,496,713
eBay Inc *	60,012	2,344,069
Electronic Arts Inc *	9,320	509,990
Google Inc ‘A’ *	2,050	799,500
IAC/InterActiveCorp *	25,960	765,041
Kenexa Corp * †	44,471	1,367,483
Liquidity Services Inc *	73,150	896,087
NetEase.com Inc ADR * † (Cayman)	35,640	874,606
Netflix Inc * †	49,860	1,445,441
Sportingbet PLC (United Kingdom)	134,800	878,260
VistaPrint Ltd * (Bermuda)	35,110	1,048,034
XM Satellite Radio Holdings Inc ‘A’ *	26,580	591,937
Yahoo! Inc *	48,750	1,572,675

		16,253,745

Energy - 3.57%
Evergreen Solar Inc * †	49,940	769,076
Q-Cells AG * (Germany)	10,170	953,923
Suntech Power Holdings Co Ltd ADR * (Cayman)	94,809	3,506,985

		5,229,984

Financial Services - 2.78%
DST Systems Inc *	13,970	809,422
Euronet Worldwide Inc * †	12,670	479,306
Global Payments Inc	19,010	1,007,720
Huron Consulting Group Inc * †	29,113	881,833
NETeller PLC * (United Kingdom)	70,590	898,364

		4,076,645

Health Care - 0.96%
Combinatorx Inc * †	64,215	764,158
Gen-Probe Inc * †	11,660	642,699

		1,406,857

Materials & Processing - 5.03%
Ceradyne Inc * †	133,283	6,650,822
Energy Conversion Devices Inc *	14,620	719,012

		7,369,833

Producer Durables - 5.06%
American Tower Corp ‘A’ *	72,301	2,192,166
ATMI Inc * †	25,110	758,322
Crown Castle International Corp *	38,210	1,083,254
Intevac Inc * †	43,310	1,246,462
Lam Research Corp *	28,880	1,241,840
SBA Communications Corp ‘A’ * †	37,930	887,941

		7,409,985

Technology - 61.14%
Accenture Ltd ‘A’ (Bermuda)	43,780	1,316,465
Actions Semiconductor Co Ltd ADR * (Cayman)	11,796	114,421
Adobe Systems Inc *	19,406	677,658
Advanced Analogic Technologies Inc * †	48,980	558,372
Advanced Micro Devices Inc *	58,160	1,928,586
Affiliated Computer Services Inc ‘A’ *	5,950	354,977
Amdocs Ltd * (United Kingdom)	43,960	1,585,198
Ariba Inc * †	50,290	491,836
ASML Holding NV ‘NY’ * (Netherlands)	31,930	650,414
Atheros Communications Inc * †	118,400	3,100,896
Audible Inc * †	21,253	223,369
Autodesk Inc *	6,370	245,372
Broadcom Corp ‘A’ *	113,535	4,900,171
Business Objects SA ADR * † (France)	18,870	688,189
Cadence Design Systems Inc *	62,080	1,147,859
Citrix Systems Inc *	29,710	1,126,009
Cognizant Technology Solutions Corp ‘A’ *	33,450	1,989,940
Comverse Technology Inc *	88,880	2,091,346
Conexant Systems Inc * †	173,768	599,500
Corning Inc *	25,240	679,208
CSR PLC * (United Kingdom)	283,340	5,907,327
Electronics for Imaging Inc * †	40,213	1,124,758
Embarcadero Technologies Inc * †	2,374	16,618
Global IP Sound AB * (Sweden)	53,340	179,873
Harris Corp	26,110	1,234,742
Hittite Microwave Corp * †	41,683	1,405,134
I.D. Systems Inc * †	6,100	152,500
Informatica Corp * †	31,390	488,114
Infosys Technologies Ltd ADR † (India)	17,420	1,356,321
Intermagnetics General Corp * †	38,000	951,900
Intersil Corp ‘A’	25,440	735,725
Intuit Inc *	14,590	776,042
Marvell Technology Group Ltd * (Bermuda)	112,000	6,059,200
McAfee Inc *	40,030	973,930
MEMC Electronic Materials Inc *	60,190	2,222,215
Mentor Graphics Corp * †	27,110	299,565
Micron Technology Inc *	36,500	537,280
Micros Systems Inc * †	12,929	595,639
M-Systems Flash Disk Pioneers Ltd * † (Israel)	40,900	1,057,674
NAVTEQ Corp *	26,171	1,325,561
NetLogic Microsystems Inc * †	36,470	1,502,929
Nokia OYJ ADR (Finland)	336,670	6,975,802
Novatel Inc * † (Canada)	28,011	1,032,766
NVIDIA Corp *	67,870	3,886,236
Oracle Corp *	122,780	1,680,858
QUALCOMM Inc	33,980	1,719,728
Quest Software Inc * †	22,000	367,400
Red Hat Inc * †	20,830	582,823
salesforce.com inc * †	17,560	637,955
SanDisk Corp *	12,050	693,116
SAP AG ADR (Germany)	37,040	2,012,013
Seagate Technology * † (Cayman)	54,640	1,438,671
Silicon Laboratories Inc *	21,340	1,172,633
SiRF Technology Holdings Inc * †	125,112	4,430,216
Symantec Corp *	69,954	1,177,326
Texas Instruments Inc	58,830	1,910,210
Transaction Systems Architects Inc *	22,401	699,135
Trident Microsystems Inc * †	57,190	1,661,941
Trimble Navigation Ltd *	46,460	2,093,023
Vimicro International Corp ADR * † (Cayman)	19,039	342,702
Wind River Systems Inc *	85,470	1,064,102
Zoran Corp * †	29,930	654,868

		89,606,358

Utilities - 8.78%
America Movil SA de CV ‘L’ ADR (Mexico)	103,550	3,547,623
Chunghwa Telecom Co Ltd ADR (Taiwan)	28,643	561,116
Dobson Communications Corp ‘A’ * †	121,810	976,916
iPCS Inc *	13,140	617,580
Leap Wireless International Inc *	20,390	888,800
Millicom International Cellular SA * † (Luxembourg)	67,720	3,188,935
NII Holdings Inc *	52,410	3,090,618

		12,871,588

Total Common Stocks (Cost $126,330,779)		144,224,995

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
TECHNOLOGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 1.71%
Repurchase Agreement - 1.71%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $2,513,817; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $2,563,344)	$2,513,000	$2,513,000

Total Short-Term Investment (Cost $2,513,000)		2,513,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.12% (Cost $128,843,779)		146,737,995

	Shares
SECURITIES LENDING COLLATERAL - 26.18%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $38,371,339)	38,371,339	38,371,339

TOTAL INVESTMENTS - 126.30% (Cost $167,215,118)		185,109,334

OTHER ASSETS & LIABILITIES, NET - (26.30%)		(38,545,990)

NET ASSETS - 100.00%		$146,563,344

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE NOTES - 0.12%
Financial Services - 0.12%
PNC Funding Corp 6.500% due 05/01/08	$2,000,000	$2,044,440

Total Corporate Notes (Cost $2,048,238)		2,044,440

MORTGAGE-BACKED SECURITIES - 53.24%
Collateralized Mortgage Obligations - 31.37%
Banc of America Commercial Mortgage Inc
5.182% due 09/10/47 “ §	8,000,000	7,808,817
Bear Stearns Alt-A Trust
5.138% due 04/25/34 “ §	2,502,255	2,505,374
5.168% due 01/25/35 “ §	7,679,396	7,694,136
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.545% due 01/15/46 “ §	12,000,000	11,844,278
Countrywide Alternative Loan Trust
5.076% due 11/20/35 “ §	9,910,902	9,946,950
5.078% due 12/25/35 - 02/25/36 “ § ±	26,369,120	26,423,982
5.086% due 03/20/46 “ §	7,981,657	7,981,657
5.096% due 11/20/35 “ §	17,311,288	17,395,263
5.106% due 11/20/35 “ §	8,884,516	8,935,624
5.118% due 12/25/35 “ §	14,823,620	14,883,256
5.156% due 11/20/35 “ §	7,897,348	7,923,342
Countrywide Home Loan Mortgage Pass-Through Trust
3.891% due 08/25/33 “ §	278,382	280,720
5.058% due 03/25/36 “ §	7,770,178	7,777,051
CS First Boston Mortgage Securities Corp
5.298% due 01/25/33 “ §	1,627,622	1,632,558
CS First Boston Mortgage Securities Corp (IO)
1.593% due 11/15/36 ~ “ §	20,941,952	1,006,009
1.819% due 05/15/38 ~ “ §	20,985,698	1,077,026
5.500% due 04/25/33 - 06/25/33 “ ±	658,912	49,216
5.750% due 05/25/33 “	355,484	18,984
Downey Savings & Loan Association Mortgage Loan Trust
5.066% due 10/19/45 “ §	10,703,998	10,751,845
Fannie Mae
5.000% due 01/25/25 “	14,181,000	14,067,562
5.768% due 10/25/31 “ §	7,546,341	7,711,060
6.500% due 08/25/08 “	3,555,000	3,582,622
8.000% due 10/25/19 “	25,909	26,200
Fannie Mae Grantor Trust
4.285% due 11/28/35 “ §	8,119,382	8,122,898
Freddie Mac
5.000% due 12/15/26 “	14,643,677	14,527,886
6.000% due 12/15/08 - 07/15/15 “ ±	546,973	547,194
6.500% due 09/15/09 - 10/15/09 “ ±	1,928,500	1,938,244
7.000% due 09/15/30 “	5,096,496	5,219,372
GE Capital Commercial Mortgage Corp
5.331% due 11/10/45 “ §	13,000,000	12,831,503
Harborview Mortgage Loan Trust
5.016% due 01/19/36 “ §	4,423,975	4,434,562
5.026% due 01/19/36 “ §	17,923,391	17,970,870
5.086% due 11/19/35 “ §	3,895,262	3,899,244
5.116% due 06/20/35 “ §	5,011,648	5,023,284
Impac CMB Trust
5.068% due 09/25/35 “ §	8,902,438	8,918,446
5.188% due 11/25/34 “ §	8,453,514	8,477,487
5.208% due 10/25/34 “ §	4,980,291	4,996,693
Impac Secured Assets CMN Owner Trust
5.068% due 03/25/36 “ §	12,232,622	12,232,622
5.218% due 11/25/34 “ §	4,865,002	4,883,654
IndyMac Index Mortgage Loan Trust
5.038% due 04/25/46 “ §	9,960,376	9,960,376
JPMorgan Chase Commercial Mortgage Securities Corp
4.738% due 07/15/42 “	16,000,000	15,033,656
Lehman XS Trust
5.088% due 02/25/36 “ §	13,406,179	13,451,987
5.118% due 11/25/35 “ §	11,250,052	11,265,892
MASTR Adjustable Rate Mortgages Trust
5.198% due 11/25/34 “ §	1,544,676	1,551,378
5.882% due 09/25/34 “ §	2,453,063	2,472,228
Merrill Lynch Mortgage Investors Inc
4.664% due 07/25/33 “ §	2,967,518	2,984,865
5.185% due 12/25/35 “ §	5,582,000	5,463,542
MortgageIT Trust
5.078% due 12/25/35 “ §	5,760,292	5,767,165
Prudential Commercial Mortgage Trust (IO)
1.516% due 02/11/36 ~ “ §	37,337,901	2,014,783
Sequoia Mortgage Trust
4.690% due 11/20/34 “ §	4,427,126	4,428,448
Structured Adjustable Rate Mortgage Loan Trust
4.450% due 05/25/34 “ §	5,131,700	5,076,580
4.655% due 02/25/34 “ §	638,028	643,730
4.727% due 06/25/34 “ §	8,750,854	8,539,008
4.988% due 03/25/34 “ §	1,497,893	1,498,754
5.136% due 02/25/35 “ §	2,594,307	2,569,107
5.158% due 08/25/35 “ §	2,967,303	2,975,215
Structured Asset Mortgage Investments Inc
5.048% due 02/25/36 “ §	24,245,590	24,259,921
Structured Asset Securities Corp
4.700% due 11/25/33 “ §	2,784,400	2,770,655
5.000% due 07/25/33 “ §	1,346,676	1,311,979
Washington Mutual Inc
4.841% due 09/25/35 “ §	9,000,000	8,709,405
5.078% due 11/25/45 “ §	17,466,424	17,507,643
5.088% due 12/25/45 “ §	14,661,216	14,698,244
5.108% due 07/25/45 - 10/25/45 “ § ±	36,801,286	36,933,966
5.138% due 08/25/45 “ §	11,061,997	11,126,248
Washington Mutual Inc (IO)
0.489% due 02/25/34 “ §	9,790,107	92,251
1.181% due 01/25/08 “ §	4,001,970	62,517
Washington Mutual MSC Mortgage Pass-Through Certificates
7.000% due 03/25/34 “	4,394,301	4,445,478
Wells Fargo Mortgage-Backed Securities Trust
4.979% due 10/25/35 “ §	11,966,950	11,896,463
5.095% due 03/25/36 “ §	23,807,880	23,502,225

		538,361,200

Fannie Mae - 14.53%
3.465% due 08/01/33 “ §	15,268,399	14,811,669
3.466% due 04/01/34 “ §	13,604,869	13,457,624
3.734% due 05/01/33 “ §	992,363	991,681
3.854% due 10/01/33 “ §	8,912,914	8,696,801
3.964% due 12/01/33 “ §	15,878,128	15,498,722
4.000% due 11/01/13 “	12,868,267	12,196,711
4.232% due 05/01/33 “ §	7,881,705	7,761,891
4.258% due 12/01/34 “ §	3,948,795	3,855,201
4.286% due 03/01/35 “ §	4,644,048	4,500,888
4.350% due 01/01/33 “ §	2,772,040	2,754,014
4.533% due 04/01/35 “ §	6,773,119	6,714,196

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
4.575% due 04/01/35 “ §	$4,322,243	$4,227,714
4.592% due 07/01/35 “ §	14,601,064	14,259,153
4.598% due 07/01/35 “ §	11,731,825	11,609,197
4.612% due 02/01/33 “ §	5,715,800	5,685,647
4.632% due 01/01/35 “ §	7,660,018	7,537,465
4.711% due 04/01/33 “ §	2,641,801	2,601,484
4.744% due 08/01/35 “ §	14,250,256	13,933,090
4.758% due 05/01/35 “ §	15,068,375	14,873,482
4.790% due 10/01/34 “ §	11,448,418	11,416,061
4.851% due 06/01/33 “ §	4,987,476	4,944,873
4.886% due 07/01/35 “ §	10,947,670	10,790,225
5.120% due 06/01/35 “ §	8,929,618	8,784,999
5.500% due 03/01/18 - 12/01/18 “ ±	21,471,455	21,365,603
6.000% due 01/01/18 “	14,875,816	15,087,342
6.500% due 05/01/33 “	6,956,695	7,106,914
7.000% due 05/01/33 - 06/01/33 “ ±	3,657,650	3,771,799

		249,234,446

Freddie Mac - 5.96%
4.106% due 04/01/35 “ §	13,194,463	12,789,341
4.339% due 03/01/35 “ §	4,413,078	4,281,397
4.416% due 02/01/35 “ §	6,296,821	6,070,119
4.456% due 06/01/35 “ §	27,413,635	26,935,456
4.583% due 08/01/35 “ §	12,097,982	11,853,154
4.909% due 09/01/35 “ §	14,164,794	14,017,949
5.500% due 02/01/12 - 04/01/18 “ ±	9,424,629	9,387,672
6.000% due 04/01/33 “	14,733,796	14,755,434
6.500% due 12/01/32 “	2,155,856	2,204,277

		102,294,799

Government National Mortgage Association - 1.38%
4.250% due 07/20/34 “ §	14,973,557	14,667,846
4.500% due 09/20/34 “ §	9,054,472	8,959,656

		23,627,502

Total Mortgage-Backed Securities (Cost $923,578,566)		913,517,947

ASSET-BACKED SECURITIES - 5.21%
AmeriCredit Automobile Receivables Trust
4.460% due 04/12/09 “	7,088,011	7,084,268
4.470% due 05/06/10 “	15,500,000	15,342,238
Countrywide Home Equity Loan Trust
4.969% due 12/15/29 “ §	3,688,098	3,699,628
4.969% due 04/15/30 “ §	3,756,341	3,760,714
4.969% due 02/15/36 “ §	13,470,132	13,489,071
4.989% due 05/15/28 “ §	3,304,978	3,309,017
4.989% due 02/15/30 “ §	9,535,499	9,550,220
5.009% due 10/15/28 “ §	2,988,501	2,995,150
5.009% due 06/15/29 “ §	2,377,158	2,380,364
5.099% due 03/15/29 “ §	5,332,561	5,349,306
CPS Auto Trust
2.688% due 04/15/10 ~ “	7,236,680	7,091,946
Household Home Equity Loan Trust
5.126% due 09/20/33 “ §	4,264,910	4,279,664
Merrill Lynch Mortgage Investors Inc
5.168% due 07/25/35 “ §	8,245,452	8,261,240
Residential Asset Mortgage Products Inc
5.068% due 02/25/34 “ §	1,567,414	1,570,373
Triad Auto Receivables Owner Trust
2.480% due 03/12/08 “	1,198,355	1,195,710

Total Asset-Backed Securities (Cost $89,708,351)		89,358,909

U.S. GOVERNMENT AGENCY ISSUES - 34.32%
Fannie Mae
2.100% due 04/19/06	11,000,000	10,985,788
2.500% due 07/16/07	15,580,000	15,081,736
2.550% due 04/13/07	8,400,000	8,187,018
3.010% due 06/02/06	12,000,000	11,960,880
3.050% due 10/13/06	9,000,000	8,904,330
3.150% due 03/08/07 §	23,650,000	23,232,317
3.250% due 07/12/06	16,000,000	15,923,984
3.550% due 01/12/07	25,000,000	24,705,000
3.550% due 11/16/07	13,574,000	13,255,540
3.650% due 10/27/06 §	14,854,000	14,733,564
4.000% due 07/25/08	10,000,000	9,776,830
Federal Farm Credit Bank
3.650% due 12/03/07	8,000,000	7,820,088
Federal Home Loan Bank
2.250% due 07/28/06	10,000,000	9,913,300
2.300% due 08/30/06 §	13,600,000	13,455,201
2.720% due 10/26/06	5,500,000	5,427,609
2.970% due 09/17/07 §	10,000,000	9,706,540
3.000% due 10/19/06	4,000,000	3,955,124
3.015% due 05/23/06	11,000,000	10,970,157
3.030% due 06/12/08	19,000,000	18,178,706
3.050% due 11/24/06	4,500,000	4,441,806
3.375% due 02/15/07	16,315,000	16,076,622
3.790% due 11/28/08	5,000,000	4,843,205
3.800% due 12/22/06 †	9,680,000	9,590,625
3.808% due 09/07/07 §	22,000,000	21,862,500
4.000% due 12/03/07 §	32,500,000	31,752,370
4.125% due 10/26/07	15,000,000	14,785,905
4.430% due 04/07/08	10,200,000	10,081,496
4.500% due 03/07/08 §	32,000,000	31,921,959
4.875% due 02/15/07 †	31,000,000	30,928,049
5.375% due 02/15/07	5,000,000	5,010,555
Freddie Mac
2.270% due 04/28/06	17,000,000	16,967,717
2.550% due 04/19/07	14,000,000	13,639,486
3.000% due 04/25/07	10,000,000	9,784,430
3.800% due 12/27/06	7,000,000	6,934,144
4.125% due 04/02/07	10,200,000	10,103,029
4.480% due 09/19/08	30,000,000	29,477,580
4.500% due 04/18/07	10,000,000	9,926,430
5.000% due 09/17/07	60,000,000	59,926,080
6.750% due 05/30/06	7,800,000	7,820,467
7.100% due 04/10/07	6,705,000	6,835,580

Total U.S. Government Agency Issues (Cost $592,834,680)		588,883,747

U.S. TREASURY OBLIGATIONS - 3.99%
U.S. Treasury Inflation Protected Security - 1.15%
1.875% due 07/15/15 † ^	20,486,724	19,708,559

U.S. Treasury Notes - 2.84%
3.875% due 05/15/09 †	4,100,000	3,989,493
4.375% due 11/15/08 †	19,000,000	18,789,233
4.500% due 02/15/09 †	26,200,000	25,980,994

		48,759,720

Total U.S. Treasury Obligations (Cost $69,566,176)		68,468,279

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SHORT DURATION BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.37%
Repurchase Agreements - 2.37%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $663,215; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $680,578)	$663,000	$663,000
UBS Securities Inc 4.480% due 04/03/06 (Dated 03/31/06, repurchase price of $40,014,933; collateralized by U.S. Treasury Bonds: 6.250% due 08/15/23 and market value $40,809,993)	40,000,000	40,000,000

		40,663,000

Total Short-Term Investments (Cost $40,663,000)		40,663,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.25% (Cost $1,718,399,011)		1,702,936,322

	Shares
SECURITIES LENDING COLLATERAL - 5.49%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $94,272,224)	94,272,224	94,272,224

TOTAL INVESTMENTS - 104.74% (Cost $1,812,671,235)		1,797,208,546

OTHER ASSETS & LIABILITIES, NET - (4.74%)		(81,282,681)

NET ASSETS - 100.00%		$1,715,925,865

Note to Schedule of Investments

(a) The amount of $2,900,000 in cash was segregated with the custodian to cover margin requirements for the following open futures contracts as of March 31, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	Depreciation)
Eurodollar (06/06)	603	$603,000,000	($313,500)
Eurodollar (09/06)	659	659,000,000	(675,757)
Eurodollar (12/06)	383	383,000,000	(434,008)
Eurodollar (03/07)	433	433,000,000	(470,060)
Eurodollar (06/07)	525	525,000,000	(594,191)
Eurodollar (09/07)	410	410,000,000	(369,126)
Eurodollar (12/07)	30	30,000,000	(28,977)
U.S. Treasury 2-Year Notes (06/06)	1,224	244,800,000	(565,824)
U.S. Treasury 10-Year Notes (06/06)	39	3,900,000	(43,984)
Short Futures Outstanding

U.S. Treasury 5-Year Notes (06/06)	313	31,300,000	177,757
U.S. Treasury 30-Year Bonds (06/06)	1,103	110,300,000	2,765,162

			($552,508)

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
CONCENTRATED GROWTH PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.43%
Consumer Discretionary - 36.79%
Carnival Corp (Panama)	17,370	$822,817
Cendant Corp	61,400	1,065,290
Clear Channel Communications Inc	16,114	467,467
Electronic Arts Inc *	26,240	1,435,853
Google Inc ‘A’ *	2,680	1,045,200
Harrah’s Entertainment Inc	22,660	1,766,574
Lowe’s Cos Inc	14,800	953,712
Target Corp	16,920	880,009
The McGraw-Hill Cos Inc	50,650	2,918,453
Time Warner Inc	41,000	688,390
Univision Communications Inc ‘A’ *	52,580	1,812,433
Viacom Inc ‘B’ *	27,029	1,048,725
XM Satellite Radio Holdings Inc ‘A’ * †	47,450	1,056,711
Yahoo! Inc *	37,160	1,198,782

		17,160,416

Consumer Staples - 5.28%
PepsiCo Inc	30,600	1,768,374
Wm. Wrigley Jr. Co	10,840	693,760

		2,462,134

Energy - 1.83%
Baker Hughes Inc	12,460	852,264

Financial Services - 17.86%
American Express Co	17,320	910,166
First Data Corp	56,430	2,642,053
Freddie Mac	48,390	2,951,790
Moody’s Corp	6,760	483,070
The Charles Schwab Corp	78,000	1,342,380

		8,329,459

Health Care - 11.04%
Amgen Inc *	13,140	955,935
Caremark Rx Inc *	26,940	1,324,909
Medco Health Solutions Inc *	12,260	701,517
Medtronic Inc	22,040	1,118,530
Stryker Corp	23,720	1,051,745

		5,152,636

Integrated Oils - 7.82%
Schlumberger Ltd (Netherlands)	17,190	2,175,738
Suncor Energy Inc (Canada)	19,110	1,471,852

		3,647,590

Producer Durables - 3.90%
American Tower Corp ‘A’ *	34,910	1,058,471
Crown Castle International Corp * †	26,910	762,898

		1,821,369

Technology - 14.91%
Cisco Systems Inc *	51,500	1,116,005
EMC Corp *	33,990	463,284
Linear Technology Corp	24,070	844,376
Microsoft Corp	76,520	2,082,109
QUALCOMM Inc	34,490	1,745,539
Research In Motion Ltd * (Canada)	8,300	704,504

		6,955,817

Total Common Stocks (Cost $42,223,473)		46,381,685

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 0.34%
Repurchase Agreement - 0.34%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $157,051; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $160,269)	$157,000	157,000

Total Short-Term Investment (Cost $157,000)		157,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.77% (Cost $42,380,473)		46,538,685

	Shares
SECURITIES LENDING COLLATERAL - 4.16%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $1,940,338)	1,940,338	1,940,338

TOTAL INVESTMENTS - 103.93% (Cost $44,320,811)		48,479,023

OTHER ASSETS & LIABILITIES, NET - (3.93%)		(1,831,836)

NET ASSETS - 100.00%		$46,647,187

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.92%
Autos & Transportation - 10.01%
Bayerische Motoren Werke AG † (Germany)	334,652	$18,452,539
C.H. Robinson Worldwide Inc	609,610	29,925,755
Canadian National Railway Co (Canada)	996,114	45,104,042
FedEx Corp	221,955	25,067,598
Harley-Davidson Inc †	147,825	7,669,161
Union Pacific Corp	244,370	22,811,940
United Parcel Service Inc ‘B’	173,185	13,747,425

		162,778,460

Consumer Discretionary - 14.93%
eBay Inc *	203,955	7,966,482
Electronic Arts Inc *	447,765	24,501,701
Federated Department Stores Inc	137,865	10,064,145
Google Inc ‘A’ *	41,745	16,280,550
IAC/InterActiveCorp *	494,785	14,581,314
Industria de Diseno Textil SA (Spain)	133,918	5,168,919
Lamar Advertising Co ‘A’ * †	243,870	12,832,439
Liberty Global Inc ‘A’ *	260,806	5,338,699
Liberty Global Inc ‘C’ *	276,906	5,468,894
Liberty Media Corp ‘A’ *	1,876,237	15,403,906
Lowe’s Cos Inc	261,425	16,846,227
LVMH Moet Hennessy Louis Vuitton SA (France)	88,519	8,678,333
Marvel Entertainment Inc * †	371,222	7,468,987
Nordstrom Inc	95,425	3,738,752
R.R. Donnelley & Sons Co	289,870	9,484,546
Staples Inc	1,048,195	26,749,936
Univision Communications Inc ‘A’ *	229,975	7,927,238
Yahoo! Inc *	1,367,990	44,131,357

		242,632,425

Consumer Staples - 5.24%
Dean Foods Co *	314,270	12,203,104
Sysco Corp	282,555	9,055,888
The Procter & Gamble Co	818,180	47,143,532
Whole Foods Market Inc †	251,235	16,692,053

		85,094,577

Energy - 3.42%
Apache Corp	164,940	10,805,220
BJ Services Co	392,255	13,572,023
EOG Resources Inc	142,695	10,274,040
Halliburton Co	287,915	21,023,553

		55,674,836

Financial Services - 10.29%
American Express Co	307,220	16,144,411
Automatic Data Processing Inc	258,755	11,819,928
Berkshire Hathaway Inc ‘B’ *	8,380	25,240,560
Chicago Mercantile Exchange Holdings Inc	10,155	4,544,363
Fannie Mae	326,500	16,782,100
JPMorgan Chase & Co	1,331,338	55,436,914
Merrill Lynch & Co Inc	214,915	16,926,705
NewAlliance Bancshares Inc †	796,749	11,497,088
The Goldman Sachs Group Inc	56,655	8,892,569

		167,284,638

Health Care - 18.86%
Abbott Laboratories	388,995	16,520,618
Aetna Inc	407,780	20,038,309
Alcon Inc (Switzerland)	36,480	3,803,405
Amgen Inc *	173,540	12,625,035
Amylin Pharmaceuticals Inc *	45,555	2,229,917
Boston Scientific Corp * †	366,825	8,455,316
Cardinal Health Inc	225,080	16,772,962
Caremark Rx Inc *	405,015	19,918,638
Celgene Corp * †	651,520	28,810,214
Coventry Health Care Inc *	448,910	24,232,162
Manor Care Inc	343,050	15,214,268
Merck & Co Inc	726,675	25,600,760
Neurocrine Biosciences Inc * †	106,800	6,892,872
Patterson Cos Inc * †	247,495	8,711,824
Roche Holding AG (Switzerland)	390,011	58,068,604
UnitedHealth Group Inc	691,400	38,621,604

		306,516,508

Integrated Oils - 4.23%
Amerada Hess Corp	83,210	11,849,104
EnCana Corp (Canada)	406,790	19,009,297
Exxon Mobil Corp	516,900	31,458,534
Occidental Petroleum Corp	69,530	6,441,954

		68,758,889

Materials & Processing - 2.07%
Ball Corp	215,820	9,459,391
Masco Corp	161,205	5,237,550
Precision Castparts Corp	100,590	5,975,046
Syngenta AG * (Switzerland)	91,956	12,922,440

		33,594,427

Multi-Industry - 3.01%
General Electric Co	1,408,630	48,992,151

Producer Durables - 4.40%
Emerson Electric Co	105,390	8,813,766
Lockheed Martin Corp	212,525	15,967,003
NVR Inc *	2,105	1,555,490
The Boeing Co	579,560	45,165,111

		71,501,370

Technology - 17.34%
Adobe Systems Inc *	289,265	10,101,134
Advanced Micro Devices Inc *	571,540	18,952,266
Apple Computer Inc *	285,570	17,910,950
CA Inc	297,420	8,092,798
Cisco Systems Inc *	882,450	19,122,692
Corning Inc *	587,885	15,819,985
EMC Corp *	1,728,435	23,558,569
Marvell Technology Group Ltd * (Bermuda)	123,700	6,692,170
Microsoft Corp	1,768,110	48,110,273
Oracle Corp *	1,128,075	15,443,347
QUALCOMM Inc	166,715	8,437,446
Research In Motion Ltd * (Canada)	161,005	13,666,104
Samsung Electronics Co Ltd (South Korea)	21,370	13,856,628
SanDisk Corp *	70,290	4,043,081
SAP AG (Germany)	79,066	17,179,929
Texas Instruments Inc	1,256,985	40,814,303

		281,801,675

Utilities - 2.12%
America Movil SA de CV ‘L’ ADR (Mexico)	287,770	9,859,000
Level 3 Communications Inc * †	711,885	3,687,564
Nextel Partners Inc ‘A’ * †	448,325	12,696,564
The AES Corp *	485,470	8,282,118

		34,525,246

Total Common Stocks (Cost $1,244,276,150)		1,559,155,202

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
GROWTH LT PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.80%
U.S. Government Agency Issues - 3.79%
Fannie Mae
4.520% due 06/01/06	$25,000,000	$24,808,528
4.530% due 06/05/06	25,000,000	24,795,521
4.650% due 04/03/06	12,000,000	11,996,900

		61,600,949

Repurchase Agreement - 0.01%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $73,024; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $74,516)	73,000	73,000

Total Short-Term Investments (Cost $61,673,949)		61,673,949

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.72% (Cost $1,305,950,099)		1,620,829,151

	Shares
SECURITIES LENDING COLLATERAL - 4.20%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $68,287,164)	68,287,164	68,287,164

TOTAL INVESTMENTS - 103.92% (Cost $1,374,237,263)		1,689,116,315

OTHER ASSETS & LIABILITIES, NET - (3.92%)		(63,689,302)

NET ASSETS - 100.00%		$1,625,427,013

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Forward foreign currency contracts outstanding as of March 31, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	CHF	16,635,000	06/06	$482,297
Sell	CHF	11,800,000	08/06	(33,111)
Sell	EUR	1,600,000	05/06	(41,434)
Buy	EUR	3,000,000	06/06	33,057
Sell	EUR	3,000,000	06/06	55,383
Sell	EUR	7,300,000	08/06	(144,807)
Buy	KRW	6,500,000,000	05/06	(6,968)
Sell	KRW	8,800,000,000	05/06	(603,532)
Sell	KRW	1,300,000,000	08/06	(10,108)

				$269,223

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 3.45%
Autos & Transportation - 1.16%
America Latina Logistica SA (Brazil)	37,400	$2,315,896

Materials & Processing - 2.29%
Caemi Mineracao e Metalurgica SA (Brazil)	2,579,460	4,565,310

Total Preferred Stocks (Cost $4,009,469)		6,881,206

COMMON STOCKS - 91.07%
Autos & Transportation - 3.21%
Alexander & Baldwin Inc	54,930	2,619,062
FedEx Corp	33,625	3,797,608

		6,416,670

Consumer Discretionary - 22.02%
Chipotle Mexican Grill Inc ‘A’ * †	7,530	417,087
CoStar Group Inc * †	82,744	4,293,586
Focus Media Holding Ltd ADR * † (Cayman)	135,225	7,845,754
IAC/InterActiveCorp * †	354,369	10,443,254
Liberty Global Inc ‘A’ *	48,380	990,339
Submarino SA (Brazil)	73,120	1,890,510
Tempur-Pedic International Inc * †	232,315	3,287,257
VistaPrint Ltd * (Bermuda)	262,770	7,843,685
XM Satellite Radio Holdings Inc ‘A’ *	129,625	2,886,749
Yahoo! Inc *	125,290	4,041,855

		43,940,076

Consumer Staples - 4.34%
Bajaj Hindusthan Ltd (India)	280,044	3,174,566
Bajaj Hindusthan Ltd GDR ~ (India)	64,300	727,837
Davide Campari-Milano SPA (Italy)	539,950	4,757,067

		8,659,470

Energy - 1.34%
EOG Resources Inc	37,250	2,682,000

Financial Services - 18.22%
Assurant Inc	104,190	5,131,358
Banco Macro Bansud SA ADR * † (Argentina)	64,385	1,476,348
Banco Nossa Caixa SA (Brazil)	135,000	2,988,216
CapitalSource Inc †	411,798	10,245,546
Chicago Mercantile Exchange Holdings Inc	11,350	5,079,125
MarketAxess Holdings Inc * †	179,490	2,159,265
National Financial Partners Corp †	164,250	9,283,410

		36,363,268

Health Care - 17.99%
Celgene Corp * †	238,050	10,526,571
Dade Behring Holdings Inc	307,480	10,980,111
Intuitive Surgical Inc * †	29,095	3,433,210
Roche Holding AG (Switzerland)	31,310	4,661,735
Teva Pharmaceutical Industries Ltd ADR † (Israel)	82,090	3,380,466
United Therapeutics Corp * †	43,865	2,907,372

		35,889,465

Integrated Oils - 1.01%
Amerada Hess Corp	14,155	2,015,672

Materials & Processing - 6.83%
Arcelor Brasil SA (Brazil)	383,552	5,990,784
Cia Siderurgica Nacional SA ADR † (Brazil)	43,918	1,379,904
Cytec Industries Inc	28,530	1,712,085
Mobile Mini Inc *	146,780	4,538,438

		13,621,211

Producer Durables - 4.88%
ABB Ltd * (Switzerland)	476,902	6,017,749
Crown Castle International Corp *	37,090	1,051,502
Desarrolladora Homex SA de CV ADR * † (Mexico)	68,935	2,435,474
Rossi Residencial SA (Brazil)	18,800	225,009

		9,729,734

Technology - 6.07%
ADTRAN Inc	42,720	1,118,410
MIPS Technologies Inc *	109,785	818,996
Research In Motion Ltd * (Canada)	45,285	3,843,791
Texas Instruments Inc	71,960	2,336,541
Trimble Navigation Ltd *	88,740	3,997,737

		12,115,475

Utilities - 5.16%
America Movil SA de CV ‘L’ ADR (Mexico)	185,735	6,363,281
NeuStar Inc ‘A’ * †	126,710	3,928,010

		10,291,291

Total Common Stocks (Cost $138,657,781)		181,724,332

	Principal
	Amount
SHORT-TERM INVESTMENTS - 8.18%
Commercial Paper - 4.01%
Prudential Funding Corp 4.730% due 04/03/06	$8,000,000	7,997,898

U.S. Government Agency Issue - 4.16%
Fannie Mae 4.650% due 04/03/06	8,300,000	8,297,856

Repurchase Agreement - 0.01%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $35,011; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $39,742)	35,000	35,000

Total Short-Term Investments (Cost $16,330,754)		16,330,754

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 102.70% (Cost $158,998,004)		204,936,292

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
FOCUSED 30 PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 19.56%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $39,036,976)	39,036,976	$39,036,976

TOTAL INVESTMENTS - 122.26% (Cost $198,034,980)		243,973,268

OTHER ASSETS & LIABILITIES, NET - (22.26%)		(44,429,046)

NET ASSETS - 100.00%		$199,544,222

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.04%
Health Care - 0.04%
Akorn Inc * à Exp. 03/01/11	50,750	$64,121

Total Warrants (Cost $0)		64,121

COMMON STOCKS - 91.94%
Financial Services - 3.48%
CIGNA Corp	44,900	5,864,838

Health Care - 88.46%
Acorda Therapeutics Inc *	127,400	665,028
Acusphere Inc * †	97,300	650,937
Akorn Inc * + à	145,000	669,465
Alcon Inc (Switzerland)	13,700	1,428,362
Alexion Pharmaceuticals Inc * †	59,000	2,089,780
Alnylam Pharmaceuticals Inc * †	23,100	406,329
Altus Pharmaceuticals Inc * †	39,100	857,463
American Pharmaceutical Partners Inc * †	60,000	1,709,400
Amgen Inc *	58,800	4,277,700
Arena Pharmaceuticals Inc * †	32,200	583,142
Aspreva Pharmaceuticals Corp * † (Canada)	56,700	1,411,263
AVANIR Pharmaceuticals ‘A’ * †	166,750	2,437,881
Barrier Therapeutics Inc * †	31,900	308,792
Baxter International Inc	64,400	2,499,364
BioMarin Pharmaceutical Inc *	151,600	2,034,472
BioSphere Medical Inc * + à	45,000	320,625
Biovail Corp (Canada)	99,600	2,425,260
Bristol-Myers Squibb Co	13,500	332,235
Cardinal Health Inc	58,600	4,366,872
Caremark Rx Inc *	72,100	3,545,878
Celgene Corp * †	145,500	6,434,010
Cephalon Inc * †	34,200	2,060,550
Cerner Corp * †	67,800	3,217,110
Community Health Systems Inc * †	61,600	2,226,840
Conor Medsystems Inc * †	25,000	735,000
Covance Inc * †	32,800	1,927,000
DaVita Inc *	13,500	812,835
Dov Pharmaceutical Inc * †	62,900	1,005,142
DURECT Corp * †	64,900	412,764
Genentech Inc *	31,700	2,678,967
Gilead Sciences Inc *	89,100	5,543,802
HealthSouth Corp * †	260,400	1,299,396
Humana Inc *	23,900	1,258,335
ImClone Systems Inc * †	72,800	2,476,656
Impax Laboratories Inc *	203,600	2,033,964
Keryx Biopharmaceuticals Inc * †	107,900	2,061,969
Kos Pharmaceuticals Inc * †	24,100	1,151,257
KV Pharmaceutical Co ‘A’ * †	67,400	1,625,688
McKesson Corp	46,200	2,408,406
Medco Health Solutions Inc *	27,400	1,567,828
Mentor Corp †	24,400	1,105,564
Merrimack Pharmaceuticals * + à	150,600	677,700
MGI PHARMA Inc * †	234,000	4,095,000
Microbia Inc ‘E’ * + à	250,000	955,000
Myogen Inc * †	105,200	3,811,396
Novartis AG ADR (Switzerland)	74,900	4,152,456
Nuvelo Inc * †	90,600	1,614,492
NxStage Medical Inc * †	32,900	422,107
Omnicare Inc †	92,700	5,097,573
Onyx Pharmaceuticals Inc * †	137,100	3,600,246
Panacos Pharmaceuticals Inc * †	138,300	1,045,548
Pfizer Inc	63,000	1,569,960
Progenics Pharmaceuticals Inc * †	79,500	2,105,955
Regeneron Pharmaceuticals Inc * †	144,100	2,396,383
ResMed Inc * †	27,800	1,222,644
Roche Holding AG ADR (Switzerland)	46,200	3,430,928
Sanofi-Aventis ADR (France)	82,700	3,924,115
Schering-Plough Corp	68,400	1,298,916
SFBC International Inc * †	63,400	1,545,692
Shire PLC ADR † (United Kingdom)	65,500	3,045,095
Somaxon Pharmaceuticals Inc *	116,100	1,858,761
St. Jude Medical Inc *	60,200	2,468,200
Techne Corp * †	6,900	414,966
Telik Inc * †	93,300	1,806,288
Teva Pharmaceutical Industries Ltd ADR † (Israel)	67,108	2,763,507
UnitedHealth Group Inc	67,500	3,770,550
Vertex Pharmaceuticals Inc * †	95,700	3,501,663
WellPoint Inc *	52,800	4,088,304
Wyeth	66,100	3,207,172
Xenoport Inc * †	102,700	2,325,128

		149,279,076

Total Common Stocks (Cost $125,472,285)		155,143,914

	Principal
	Amount
CONVERTIBLE CORPORATE NOTES - 0.77%
Health Care - 0.77%
Amgen Inc 0.125% due 02/01/11 † ~	$1,290,000	1,306,125

Total Convertible Corporate Notes (Cost $1,290,000)		1,306,125

SHORT-TERM INVESTMENTS - 7.35%
Commercial Paper - 7.35%
Citigroup Funding Inc 4.782% due 04/03/06	8,000,000	8,000,000
General Electric Co 4.742% due 04/03/06	4,407,000	4,407,000

		12,407,000

Total Short-Term Investments (Cost $12,407,000)		12,407,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.10% (Cost $139,169,285)		168,921,160

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HEALTH SCIENCES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.74%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $43,433,296)	43,433,296	$43,433,296

TOTAL INVESTMENTS - 125.84% (Cost $182,602,581)		212,354,456

OTHER ASSETS & LIABILITIES, NET - (25.84%)		(43,603,367)

NET ASSETS - 100.00%		$168,751,089

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Restricted securities as of March 31, 2006:

Issuer and			Value as a %
Acquisition Date	Cost	Value	of Net Assets
Akorn Inc Warrant (Exp. 03/01/11) 03/08/06	$-	$64,121	0.04%
Akorn Inc 03/08/06	652,500	669,465	0.39%
BioSphere Medical Inc 02/22/06	315,000	320,625	0.19%
Merrimack Pharmaceuticals 03/24/06	677,700	677,700	0.40%
Microbia Inc ‘E’ 02/21/06	955,000	955,000	0.57%

	$2,600,200	$2,686,911	1.59%

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.46%
Autos & Transportation - 4.41%
Laidlaw International Inc †	1,762,600	$47,942,720
Norfolk Southern Corp	597,200	32,290,604
Overseas Shipholding Group Inc	369,200	17,695,756
Teekay Shipping Corp †	494,000	18,312,580
YRC Worldwide Inc * †	392,300	14,930,938

		131,172,598

Consumer Discretionary - 24.88%
ARAMARK Corp ‘B’	2,772,300	81,893,742
Belo Corp ‘A’ †	2,239,000	44,511,320
CDW Corp	878,800	51,717,380
Dollar Tree Stores Inc *	2,182,600	60,392,542
Expedia Inc * †	2,937,400	59,541,098
Foot Locker Inc †	1,399,000	33,408,120
GTECH Holdings Corp †	37,640	1,281,642
Liz Claiborne Inc †	1,708,100	69,997,938
R.H. Donnelley Corp * †	1,089,986	63,469,885
Republic Services Inc	1,196,700	50,871,717
Royal Caribbean Cruises Ltd † (Liberia)	1,077,100	45,259,742
Sears Holdings Corp * †	263,000	34,779,156
Service Corp International	6,457,500	50,368,500
The Stanley Works †	1,256,200	63,639,092
Westwood One Inc †	2,640,600	29,152,224

		740,284,098

Consumer Staples - 4.89%
Pilgrim’s Pride Corp †	1,860,200	40,310,534
The Kroger Co *	2,102,900	42,815,044
The Pepsi Bottling Group Inc	2,052,300	62,369,397

		145,494,975

Energy - 4.52%
Baker Hughes Inc †	533,800	36,511,920
BJ Services Co	1,010,800	34,973,680
The Williams Cos Inc	2,947,800	63,053,442

		134,539,042

Financial Services - 22.62%
Ameriprise Financial Inc	1,028,600	46,348,716
AmSouth Bancorp †	1,637,800	44,302,490
City National Corp †	451,100	34,639,969
DST Systems Inc * †	904,500	52,406,730
Health Care Property Investors Inc †	1,096,900	31,151,960
Hudson City Bancorp Inc	3,375,500	44,860,395
Jefferson-Pilot Corp †	1,056,900	59,122,986
Mellon Financial Corp	1,315,700	46,838,920
MGIC Investment Corp †	828,600	55,209,618
PartnerRe Ltd † (Bermuda)	937,900	58,234,211
Protective Life Corp †	1,685,600	83,841,744
RenaissanceRe Holdings Ltd † (Bermuda)	926,300	40,405,206
Trizec Properties Inc †	1,203,600	30,968,628
Willis Group Holdings Ltd † (Bermuda)	1,303,100	44,644,206

		672,975,779

Health Care - 3.87%
Laboratory Corp of America Holdings * †	901,900	52,743,112
Sepracor Inc *	83,400	4,070,754
Triad Hospitals Inc * †	1,387,300	58,127,870

		114,941,736

Integrated Oils - 0.50%
GlobalSantaFe Corp † (Cayman)	246,400	14,968,800

Materials & Processing - 7.79%
Ball Corp	1,208,400	52,964,172
Cabot Corp †	1,357,700	46,148,223
Celanese Corp ‘A’ †	1,909,200	40,035,924
Louisiana-Pacific Corp	1,368,200	37,215,040
Pactiv Corp * †	1,080,300	26,510,562
Temple-Inland Inc †	644,700	28,721,385

		231,595,306

Multi-Industry - 1.97%
Fortune Brands Inc	725,600	58,505,128

Producer Durables - 4.14%
Dover Corp	1,254,200	60,903,952
Hubbell Inc ‘B’	418,040	21,428,730
Pitney Bowes Inc	952,815	40,904,348

		123,237,030

Technology - 9.88%
Arrow Electronics Inc *	931,100	30,046,597
Avaya Inc * †	7,575,400	85,602,020
BEA Systems Inc * †	1,413,500	18,559,255
Compuware Corp *	3,061,700	23,973,111
Flextronics International Ltd * (Singapore)	2,843,900	29,434,365
Ingram Micro Inc ‘A’ * †	1,658,500	33,170,000
Solectron Corp *	7,954,100	31,816,400
Vishay Intertechnology Inc * †	2,905,800	41,378,592

		293,980,340

Utilities - 4.99%
Alltel Corp	925,213	59,907,542
Citizens Communications Co	4,604,200	61,097,734
Mirant Corp * †	1,101,200	27,530,000

		148,535,276

Total Common Stocks (Cost $2,584,456,853)		2,810,230,108

	Principal
	Amount
SHORT-TERM INVESTMENT - 5.02%
Repurchase Agreement - 5.02%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $149,256,493; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $152,196,038)	$149,208,000	149,208,000

Total Short-Term Investment (Cost $149,208,000)		149,208,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.48% (Cost $2,733,664,853)		2,959,438,108

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MID-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 14.79%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $440,046,811)	440,046,811	$440,046,811

TOTAL INVESTMENTS - 114.27% (Cost $3,173,711,664)		3,399,484,919

OTHER ASSETS & LIABILITIES, NET - (14.27%)		(424,459,756)

NET ASSETS - 100.00%		$2,975,025,163

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.55%
Belgium - 1.89%
InBev NV	910,500	$42,701,410

Denmark - 0.94%
Danske Bank AS †	572,800	21,255,124

Finland - 3.89%
Nokia OYJ †	4,257,700	88,128,064

France - 11.07%
AXA †	1,450,128	50,892,783
Sanofi-Aventis †	461,890	43,939,946
Societe Generale †	331,700	49,884,837
Total SA †	254,995	67,273,093
Vivendi Universal SA †	1,122,800	38,561,468

		250,552,127

Germany - 5.63%
Schering AG †	555,000	57,693,957
Siemens AG	747,200	69,660,069

		127,354,026

Ireland - 1.92%
Allied Irish Banks PLC	1,821,000	43,451,719

Italy - 5.02%
ENI SPA †	2,368,635	67,398,082
Sanpaolo IMI SPA †	2,581,300	46,203,011

		113,601,093

Japan - 18.05%
Canon Inc	1,082,000	71,612,405
Hoya Corp †	649,200	26,199,660
Kao Corp †	1,599,000	42,114,698
Mitsubishi UFJ Financial Group Inc †	4,700	71,877,655
Mitsui Sumitomo Insurance Co Ltd	1,670,920	22,728,487
Nissan Motor Co Ltd †	3,642,400	43,263,171
Nomura Holdings Inc †	3,857,000	86,020,603
Sumitomo Mitsui Financial Group Inc	4,030	44,511,470

		408,328,149

Netherlands - 3.98%
Heineken NV	1,715,140	65,098,748
TNT NV †	719,000	24,893,756

		89,992,504

Sweden - 1.96%
Telefonaktiebolaget LM Ericsson ‘B’	11,654,000	44,290,736

Switzerland - 16.65%
Compagnie Financiere Richemont AG ‘A’ †	1,131,600	54,251,525
Credit Suisse Group †	758,000	42,532,658
Julius Baer Holding AG †	496,600	44,911,702
Nestle SA	210,430	62,468,002
Novartis AG	1,162,300	64,639,090
Swiss Reinsurance Co †	602,300	42,089,157
UBS AG (LI) †	394,400	43,323,039
Zurich Financial Services AG *	96,400	22,646,032

		376,861,205

United Kingdom - 27.55%
Barclays PLC	5,821,200	68,116,444
BP PLC	5,550,000	63,737,686
Cadbury Schweppes PLC	3,992,497	39,677,333
Diageo PLC	3,788,687	59,670,323
GlaxoSmithKline PLC	2,492,476	65,173,244
HSBC Holdings PLC (LI)	4,700,600	78,810,205
Imperial Tobacco Group PLC	1,571,100	46,594,988
Reckitt Benckiser PLC	607,800	21,394,492
Royal Dutch Shell PLC ‘A’ †	1,929,620	60,378,085
Tesco PLC	6,024,800	34,542,871
Unilever PLC	2,069,500	21,177,885
Vodafone Group PLC	30,580,200	64,021,997

		623,295,553

Total Common Stocks (Cost $1,704,751,723)		2,229,811,710

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.61%
Repurchase Agreement - 1.61%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $36,389,823; collateralized by U.S. Treasury Bonds: 8.750% due 08/15/20 and market value $9,788,445; U.S. Treasury Notes: 2.375% due 08/15/06 and market value $9,940 and 3.625% due 06/30/07 and market value $21,465,518 and 3.875% due 07/31/07 - 09/15/10 ± and market value $4,818,013 and 4.250% due 08/15/15 and market value $1,027,811)	$36,378,000	36,378,000

Total Short-Term Investment (Cost $36,378,000)		36,378,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.16% (Cost $1,741,129,723)		2,266,189,710

	Shares
SECURITIES LENDING COLLATERAL - 20.62%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $466,412,416)	466,412,416	466,412,416

TOTAL INVESTMENTS - 120.78% (Cost $2,207,542,139)		2,732,602,126

OTHER ASSETS & LIABILITIES, NET - (20.78%)		(470,152,575)

NET ASSETS - 100.00%		$2,262,449,551

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INTERNATIONAL VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

Note to Schedule of Investments

(a) As of March 31, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	34.44%
Short-Term Investment & Securities Lending Collateral	22.23%
Consumer Staples	17.38%
Health Care	10.23%
Technology	9.02%
Integrated Oils	8.46%
Consumer Discretionary	5.96%
Multi-Industry	4.24%
Autos & Transportation	3.01%
Energy	2.98%
Utilities	2.83%

120.78%
Other Assets & Liabilities, Net	(20.78%)

100.00%

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
LARGE-CAP GROWTH PORTFOLIO (Formerly Blue Chip Portfolio)
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.56%
Consumer Discretionary - 19.11%
Chico’s FAS Inc *	669,725	$27,217,624
Coach Inc *	883,375	30,547,108
eBay Inc *	671,775	26,239,531
Getty Images Inc * †	171,975	12,877,488
Google Inc ‘A’ *	53,425	20,835,750
Lowe’s Cos Inc	306,400	19,744,416
Monster Worldwide Inc *	533,550	26,602,803
Nordstrom Inc	460,175	18,029,656
Starbucks Corp *	973,750	36,651,950
The Home Depot Inc	589,600	24,940,080

		243,686,406

Consumer Staples - 3.89%
PepsiCo Inc	450,200	26,017,058
Whole Foods Market Inc	355,400	23,612,776

		49,629,834

Energy - 2.76%
EOG Resources Inc	161,125	11,601,000
National Oilwell Varco Inc *	174,025	11,158,483
XTO Energy Inc	286,225	12,470,823

		35,230,306

Financial Services - 21.78%
CB Richard Ellis Group Inc ‘A’ *	354,825	28,634,378
Chicago Mercantile Exchange Holdings Inc	46,075	20,618,562
Franklin Resources Inc	215,425	20,301,652
Legg Mason Inc	322,250	40,387,592
Lehman Brothers Holdings Inc †	272,350	39,362,746
Moody’s Corp	519,750	37,141,335
Prudential Financial Inc	352,750	26,741,978
TD Ameritrade Holding Corp	1,086,450	22,674,212
The Goldman Sachs Group Inc	267,350	41,963,256

		277,825,711

Health Care - 22.11%
Aetna Inc	639,775	31,438,544
Amgen Inc *	311,675	22,674,356
Caremark Rx Inc *	621,875	30,583,812
DaVita Inc *	287,600	17,316,396
Express Scripts Inc *	238,300	20,946,570
Genentech Inc *	322,250	27,233,348
Gilead Sciences Inc *	292,600	18,205,572
Humana Inc *	351,300	18,495,945
Intuitive Surgical Inc * †	97,150	11,463,700
St. Jude Medical Inc *	533,550	21,875,550
UnitedHealth Group Inc	745,725	41,656,198
Zimmer Holdings Inc *	297,300	20,097,480

		281,987,471

Producer Durables - 5.58%
Caterpillar Inc	334,275	24,004,288
Emerson Electric Co	333,100	27,857,153
Joy Global Inc	322,250	19,260,882

		71,122,323

Technology - 23.33%
Adobe Systems Inc *	386,225	13,486,977
Apple Computer Inc *	678,225	42,538,272
Broadcom Corp ‘A’ *	698,187	30,133,751
Cisco Systems Inc *	1,789,050	38,768,714
Cognizant Technology Solutions Corp ‘A’ *	229,200	13,635,108
Corning Inc *	1,262,550	33,975,220
Hewlett-Packard Co	648,300	21,329,070
Motorola Inc	802,950	18,395,584
Network Appliance Inc *	584,900	21,073,947
QUALCOMM Inc	818,225	41,410,367
Texas Instruments Inc	700,250	22,737,118

		297,484,128

Total Common Stocks (Cost $1,212,178,366)		1,256,966,179

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.76%
Repurchase Agreement - 2.76%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $35,212,440; collateralized by U.S. Treasury Bonds: 8.750% due 08/15/20 and market value $35,907,082)	$35,201,000	35,201,000

Total Short-Term Investment (Cost $35,201,000)		35,201,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 101.32% (Cost $1,247,379,366)		1,292,167,179

	Shares
SECURITIES LENDING COLLATERAL - 1.93%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $24,601,844)	24,601,844	24,601,844

TOTAL INVESTMENTS - 103.25% (Cost $1,271,981,210)		1,316,769,023

OTHER ASSETS & LIABILITIES, NET - (3.25%)		(41,390,804)

NET ASSETS - 100.00%		$1,275,378,219

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.97%
Autos & Transportation - 1.61%
FedEx Corp	12,950	$1,462,573

Consumer Discretionary - 18.89%
Advance Auto Parts Inc	21,850	909,834
CarMax Inc *	31,920	1,043,145
CDW Corp	15,610	918,648
Electronic Arts Inc *	17,840	976,205
Getty Images Inc *	12,500	936,000
ITT Educational Services Inc *	13,830	885,811
Kohl’s Corp *	32,800	1,738,728
Nike Inc ‘B’	20,280	1,725,828
PetSmart Inc	42,290	1,190,041
Strayer Education Inc †	8,580	877,391
The Estee Lauder Cos Inc ‘A’	29,730	1,105,659
The Walt Disney Co	32,170	897,221
Urban Outfitters Inc *	34,980	858,409
Viacom Inc ‘B’ *	27,662	1,073,286
Wal-Mart Stores Inc	21,230	1,002,905
Yahoo! Inc *	30,360	979,414

		17,118,525

Consumer Staples - 4.67%
Altria Group Inc	19,350	1,371,141
CVS Corp	17,040	508,985
Nestle SA (Switzerland)	5,765	1,711,391
PepsiCo Inc	11,150	644,358

		4,235,875

Energy - 2.66%
Arch Coal Inc †	6,480	492,091
National Oilwell Varco Inc *	13,580	870,750
NRG Energy Inc *	23,120	1,045,486

		2,408,327

Financial Services - 14.57%
Affiliated Managers Group Inc * †	8,820	940,300
American Express Co	19,650	1,032,607
Bank of America Corp	33,514	1,526,228
Berkshire Hathaway Inc ‘B’ *	430	1,295,160
Commerce Bancorp Inc †	45,170	1,655,480
Franklin Resources Inc	9,170	864,181
Investors Financial Services Corp †	24,300	1,138,941
JPMorgan Chase & Co	35,750	1,488,630
SLM Corp	16,560	860,126
The PNC Financial Services Group Inc	15,050	1,013,016
The St. Paul Travelers Cos Inc	33,120	1,384,085

		13,198,754

Health Care - 20.81%
Advanced Medical Optics Inc * †	20,990	978,974
Amgen Inc *	21,780	1,584,495
Eli Lilly & Co	24,000	1,327,200
Endo Pharmaceuticals Holdings Inc *	20,300	666,043
Gen-Probe Inc *	13,880	765,066
Genzyme Corp *	14,186	953,583
Johnson & Johnson	55,010	3,257,692
MedImmune Inc *	21,420	783,544
Medtronic Inc	22,000	1,116,500
Millipore Corp *	13,870	1,013,342
Roche Holding AG (Switzerland)	6,070	903,760
St. Jude Medical Inc *	17,000	697,000
Ventana Medical Systems Inc *	7,800	325,806
Wyeth	81,220	3,940,794
Zimmer Holdings Inc *	7,960	538,096

		18,851,895

Integrated Oils - 7.27%
Amerada Hess Corp	10,740	1,529,376
Exxon Mobil Corp	37,780	2,299,291
GlobalSantaFe Corp (Cayman)	23,513	1,428,415
Noble Corp † (Cayman)	16,440	1,333,284

		6,590,366

Materials & Processing - 4.19%
BHP Billiton Ltd ADR † (Australia)	43,980	1,752,603
Owens-Illinois Inc *	84,500	1,467,765
Praxair Inc	10,390	573,008

		3,793,376

Multi-Industry - 3.17%
3M Co	11,870	898,440
Tyco International Ltd (Bermuda)	73,325	1,970,976

		2,869,416

Producer Durables - 2.32%
Lockheed Martin Corp	13,370	1,004,488
United Technologies Corp	18,910	1,096,213

		2,100,701

Technology - 15.92%
Amdocs Ltd * (United Kingdom)	12,920	465,895
Cisco Systems Inc *	105,010	2,275,567
Dell Inc *	39,820	1,185,043
EMC Corp *	69,650	949,330
Intel Corp	93,220	1,803,807
Juniper Networks Inc *	67,890	1,298,057
Micros Systems Inc *	10,610	488,803
Nice Systems Ltd ADR * (Israel)	18,770	956,519
Nortel Networks Corp * † (Canada)	181,420	553,331
Oracle Corp *	129,964	1,779,207
Samsung Electronics Co Ltd GDR ~ (South Korea)	2,970	962,847
Symantec Corp *	71,002	1,194,971
TomTom NV * (Netherlands)	14,300	505,676

		14,419,053

Utilities - 0.89%
Constellation Energy Group Inc	14,680	803,143

Total Common Stocks (Cost $84,275,149)		87,852,004

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.16%
Commercial Paper - 3.16%
Citigroup Funding Inc 4.830% due 04/03/06	$2,867,000	2,866,231

Total Short-Term Investment (Cost $2,866,231)		2,866,231

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.13% (Cost $87,141,380)		90,718,235

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
CAPITAL OPPORTUNITIES PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 8.06%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $7,301,484)	7,301,484	$7,301,484

TOTAL INVESTMENTS -108.19% (Cost $94,442,864)		98,019,719

OTHER ASSETS & LIABILITIES, NET - (8.19%)		(7,423,494)

NET ASSETS - 100.00%		$90,596,225

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.45%
Australia - 1.18%
QBE Insurance Group Ltd †	2,645,502	$41,438,950

Austria - 0.85%
Erste Bank der Oesterreichischen Sparkassen AG	507,110	29,903,745

Bermuda - 1.65%
Esprit Holdings Ltd	4,361,500	33,951,477
Li & Fung Ltd	10,646,000	24,011,006

		57,962,483

Brazil - 0.50%
Cia Vale do Rio Doce ADR	364,600	17,694,038

Canada - 0.85%
Canadian National Railway Co	663,600	30,047,808

Cayman - 1.35%
Hutchison Telecommunications International Ltd * †	27,719,000	47,334,663

France - 20.07%
AXA †	2,627,470	92,212,040
Credit Agricole SA †	1,758,312	68,420,706
Groupe Danone †	145,010	17,766,440
L’Air Liquide SA †	251,696	52,402,352
L’Air Liquide SA - Registered * +	178,724	37,209,800
LVMH Moet Hennessy Louis Vuitton SA †	700,650	68,691,176
Pernod-Ricard SA †	294,350	56,395,859
Sanofi-Aventis †	779,360	74,141,108
Schneider Electric SA †	1,003,192	108,321,102
Societe Television Francaise 1 †	471,650	14,289,306
Total SA †	347,085	91,568,390
Veolia Environnement †	452,050	25,106,584

		706,524,863

Germany - 3.55%
Bayer AG	633,800	25,423,277
E.ON AG †	405,300	44,622,391
Schering AG †	528,770	54,967,268

		125,012,936

Hong Kong - 1.73%
CNOOC Ltd	78,654,000	60,821,611

Hungary - 0.92%
OTP Bank Rt GDR	469,770	32,555,061

Indonesia - 0.64%
P.T. Bank Central Asia Tbk	49,218,500	22,613,320

Israel - 0.56%
Check Point Software Technologies Ltd *	975,830	19,536,117

Italy - 3.74%
Assicurazioni Generali SPA †	1,365,080	51,415,068
FASTWEB SPA * †	437,189	22,310,319
UniCredito Italiano SPA †	8,008,930	57,894,359

		131,619,746

Japan - 16.44%
Asahi Glass Co Ltd †	5,078,000	75,889,567
Bridgestone Corp	2,165,000	45,157,816
Canon Inc †	1,010,500	66,880,161
Kaneka Corp †	1,961,000	23,508,675
Kao Corp † #	1,306,000	34,397,621
Nintendo Co Ltd	367,100	54,893,458
Nitto Denko Corp	367,100	31,158,275
OMRON Corp	752,300	21,603,857
ORIX Corp †	84,400	26,280,884
Ricoh Co Ltd †	2,665,000	52,077,315
Shinsei Bank Ltd	6,699,000	46,898,692
Tokyo Gas Co Ltd †	4,958,000	21,693,883
Toyota Motor Corp †	1,429,600	78,099,643

		578,539,847

Mexico - 1.08%
Grupo Televisa SA ADR	1,909,840	38,005,816

Poland - 0.45%
Powszechna Kasa Oszczednosci Bank Polski SA	1,482,880	15,901,338

Singapore - 1.17%
Singapore Telecommunications Ltd †	25,033,350	41,054,787

South Korea - 3.11%
Samsung Electronics Co Ltd	168,760	109,426,513

Spain - 2.85%
Banco Bilbao Vizcaya Argentaria SA	3,438,060	71,746,035
Iberdrola SA †	886,430	28,617,387

		100,363,422

Sweden - 3.15%
Atlas Copco AB ‘A’ †	1,007,050	28,316,614
Sandvik AB †	440,870	26,066,718
Svenska Handelsbanken AB ‘A’	792,800	22,037,774
Telefonaktiebolaget LM Ericsson ‘B’	9,098,530	34,578,736

		110,999,842

Switzerland - 11.36%
Julius Baer Holding AG	497,097	44,956,650
Nestle SA †	366,568	108,818,944
Roche Holding AG †	676,590	100,737,252
Swiss Reinsurance Co †	693,810	48,483,942
UBS AG (LI) †	881,475	96,826,004

		399,822,792

Thailand - 0.56%
Bangkok Bank PCL +	6,650,115	19,843,430

United Kingdom - 19.25%
AstraZeneca PLC	859,980	43,329,951
BG Group PLC	3,002,170	37,529,081
Diageo PLC	3,640,593	57,337,901
GlaxoSmithKline PLC	2,378,840	62,201,890

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INTERNATIONAL LARGE-CAP PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Ladbrokes PLC	14,692,308	$99,298,223
NEXT PLC	1,650,870	47,325,877
Reckitt Benckiser PLC	3,413,545	120,156,404
Smith & Nephew PLC	4,254,145	37,768,961
Tesco PLC	11,714,140	67,162,399
William Hill PLC	6,555,080	68,276,151
WPP Group PLC	2,046,900	24,556,256
Yell Group PLC	1,348,030	12,752,616

		677,695,710

United States - 0.44%
Synthes Inc	141,780	15,552,134

Total Common Stocks (Cost $2,784,006,789)		3,430,270,972

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.88%
Commercial Paper - 1.88%
The Goldman Sachs Group Inc 4.830% due 04/03/06	$66,142,000	66,124,252

Total Short-Term Investment (Cost $66,124,252)		66,124,252

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.33% (Cost $2,850,131,041)		3,496,395,224

	Shares
SECURITIES LENDING COLLATERAL - 18.48%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $650,550,754)	650,550,754	650,550,754

TOTAL INVESTMENTS - 117.81% (Cost $3,500,681,795)		4,146,945,978

OTHER ASSETS & LIABILITIES, NET - (17.81%)		(626,965,292)

NET ASSETS - 100.00%		$3,519,980,686

Notes to Schedule of Investments

(a) As of March 31, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	22.43%
Short-Term Investment & Securities Lending Collateral	20.36%
Consumer Discretionary	14.79%
Consumer Staples	12.14%
Health Care	11.76%
Technology	8.64%
Materials & Processing	6.76%
Utilities	5.84%
Integrated Oils	5.40%
Producer Durables	4.62%
Autos & Transportation	4.36%
Multi-Industry	0.71%

117.81%
Other Assets & Liabilities, Net	(17.81%)

100.00%

(b) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.07%
Autos & Transportation - 2.40%
Burlington Northern Santa Fe Corp	72,310	$6,025,592
Cooper Tire & Rubber Co †	17,700	253,818
CSX Corp	41,000	2,451,800
FedEx Corp	58,288	6,583,047
Ford Motor Co †	370,744	2,951,122
General Motors Corp †	113,544	2,415,081
Genuine Parts Co	32,675	1,432,145
Harley-Davidson Inc	56,100	2,910,468
Navistar International Corp * †	15,260	420,871
Norfolk Southern Corp	76,600	4,141,762
PACCAR Inc	32,398	2,283,411
Southwest Airlines Co †	140,530	2,528,135
The Goodyear Tire & Rubber Co * †	38,700	560,376
Union Pacific Corp	50,400	4,704,840
United Parcel Service Inc ‘B’	214,500	17,027,010

		56,689,478

Consumer Discretionary - 12.12%
Alberto-Culver Co	14,207	628,376
Allied Waste Industries Inc * †	42,100	515,304
Amazon.com Inc *	54,700	1,997,097
Apollo Group Inc ‘A’ *	30,500	1,601,555
AutoNation Inc *	42,600	918,030
AutoZone Inc *	12,400	1,236,156
Avon Products Inc	90,700	2,827,119
Bed Bath & Beyond Inc *	56,700	2,177,280
Best Buy Co Inc	80,948	4,527,422
Big Lots Inc *	16,400	228,944
Carnival Corp (Panama)	87,500	4,144,875
CBS Corp ‘A’ †	2,950	71,095
CBS Corp ‘B’	147,393	3,534,484
Cendant Corp	197,728	3,430,581
Cintas Corp	28,300	1,206,146
Circuit City Stores Inc	31,900	780,912
Clear Channel Communications Inc	104,112	3,020,289
Coach Inc *	72,200	2,496,676
Convergys Corp * †	27,189	495,112
Costco Wholesale Corp	91,744	4,968,855
Darden Restaurants Inc	30,900	1,267,827
Dillard’s Inc ‘A’ †	13,700	356,748
Dollar General Corp	54,293	959,357
Eastman Kodak Co †	60,700	1,726,308
eBay Inc *	224,800	8,780,688
Electronic Arts Inc *	59,500	3,255,840
Family Dollar Stores Inc	32,400	861,840
Federated Department Stores Inc	51,088	3,729,424
Gannett Co Inc	48,200	2,888,144
Google Inc ‘A’ *	39,000	15,210,000
Harman International Industries Inc	12,700	1,411,351
Harrah’s Entertainment Inc	32,950	2,568,782
Hasbro Inc	31,925	673,618
Hilton Hotels Corp	70,400	1,792,384
International Flavors & Fragrances Inc	14,700	504,504
International Game Technology	65,100	2,292,822
J.C. Penney Co Inc	47,700	2,881,557
Jones Apparel Group Inc	22,900	809,973
Kimberly-Clark Corp	91,961	5,315,346
Knight-Ridder Inc	13,100	828,051
Kohl’s Corp *	64,600	3,424,446
Leggett & Platt Inc	36,000	877,320
Limited Brands Inc †	71,707	1,753,953
Liz Claiborne Inc	19,920	816,322
Lowe’s Cos Inc	149,300	9,620,892
Marriott International Inc ‘A’	36,700	2,517,620
Mattel Inc	77,650	1,407,794
Maytag Corp †	15,100	322,083
McDonald’s Corp	242,200	8,321,992
Meredith Corp	7,100	396,109
Monster Worldwide Inc *	19,700	982,242
Newell Rubbermaid Inc †	52,134	1,313,255
News Corp ‘A’	486,700	8,084,087
Nike Inc ‘B’	39,700	3,378,470
Nordstrom Inc	46,040	1,803,847
Office Depot Inc *	59,800	2,226,952
OfficeMax Inc †	18,000	543,060
Omnicom Group Inc	36,200	3,013,650
R.R. Donnelley & Sons Co	38,500	1,259,720
RadioShack Corp	30,544	587,361
Robert Half International Inc	29,300	1,131,273
Sabre Holdings Corp ‘A’	24,402	574,179
Sears Holdings Corp *	19,405	2,566,165
Snap-On Inc †	9,550	364,046
Staples Inc	145,425	3,711,246
Starbucks Corp *	155,000	5,834,200
Starwood Hotels & Resorts Worldwide Inc	41,370	2,801,990
Target Corp	170,300	8,857,303
The Black & Decker Corp	15,100	1,312,039
The E.W. Scripps Co ‘A’	16,100	719,831
The Estee Lauder Cos Inc ‘A’	23,600	877,684
The Gap Inc	118,710	2,217,503
The Home Depot Inc	414,550	17,535,465
The Interpublic Group of Cos Inc *	74,258	709,906
The McGraw-Hill Cos Inc	74,300	4,281,166
The New York Times Co ‘A’ †	30,300	766,893
The Stanley Works	12,300	623,118
The TJX Cos Inc †	90,200	2,238,764
The Walt Disney Co	373,006	10,403,137
Tiffany & Co †	27,200	1,021,088
Time Warner Inc	881,460	14,799,713
Tribune Co	54,614	1,498,062
Univision Communications Inc ‘A’ *	50,300	1,733,841
V.F. Corp	18,300	1,041,270
VeriSign Inc *	49,800	1,194,702
Viacom Inc ‘A’ *	2,950	114,342
Viacom Inc ‘B’ *	147,393	5,718,848
Wal-Mart Stores Inc	487,500	23,029,500
Waste Management Inc	107,160	3,782,748
Wendy’s International Inc	23,400	1,452,204
Whirlpool Corp	12,700	1,161,669
Yahoo! Inc *	246,508	7,952,348
Yum! Brands Inc	57,140	2,791,860

		286,390,150

Consumer Staples - 7.27%
Albertson’s Inc	78,778	2,022,231
Altria Group Inc	404,852	28,687,813
Anheuser-Busch Cos Inc	149,300	6,385,561
Brown-Forman Corp ‘B’	17,222	1,325,577
Campbell Soup Co	43,200	1,399,680
Coca-Cola Enterprises Inc	63,100	1,283,454
Colgate-Palmolive Co	100,400	5,732,840
ConAgra Foods Inc	98,000	2,103,080
Constellation Brands Inc ‘A’ *	37,000	926,850
CVS Corp	155,700	4,650,759
Dean Foods Co *	27,400	1,063,942
General Mills Inc	67,000	3,395,560
H.J. Heinz Co	67,250	2,550,120
Kellogg Co	54,500	2,400,180
McCormick & Co Inc	25,900	876,974
Molson Coors Brewing Co ‘B’	13,390	918,822
PepsiCo Inc	323,380	18,688,130
Reynolds American Inc †	19,300	2,036,150
Safeway Inc	84,800	2,130,176
Sara Lee Corp	149,125	2,666,355

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SUPERVALU Inc	25,300	$779,746
Sysco Corp	116,900	3,746,645
The Clorox Co	29,200	1,747,620
The Coca-Cola Co	402,100	16,835,927
The Hershey Co	39,400	2,057,862
The Kroger Co *	136,400	2,777,104
The Pepsi Bottling Group Inc	34,200	1,039,338
The Procter & Gamble Co	644,279	37,123,356
Tyson Foods Inc ‘A’	46,300	636,162
UST Inc †	32,400	1,347,840
Walgreen Co	194,300	8,380,159
Whole Foods Market Inc	27,400	1,820,456
Wm. Wrigley Jr. Co	35,900	2,297,600

		171,834,069

Energy - 2.84%
Anadarko Petroleum Corp †	46,188	4,665,450
Apache Corp	63,144	4,136,563
Baker Hughes Inc	65,600	4,487,040
BJ Services Co	62,200	2,152,120
Burlington Resources Inc	73,894	6,791,598
Chesapeake Energy Corp †	66,700	2,095,047
Devon Energy Corp	89,392	5,468,109
Dynegy Inc ‘A’ * †	63,400	304,320
El Paso Corp †	121,925	1,469,196
EOG Resources Inc	46,100	3,319,200
Halliburton Co	97,700	7,134,054
Kerr-McGee Corp	24,497	2,338,974
Nabors Industries Ltd * (Bermuda)	28,169	2,016,337
National Oilwell Varco Inc * †	30,865	1,979,050
Rowan Cos Inc †	26,000	1,142,960
Sunoco Inc	28,314	2,196,317
The Williams Cos Inc	106,300	2,273,757
Valero Energy Corp	118,000	7,054,040
Weatherford International Ltd * (Bermuda)	68,200	3,120,150
XTO Energy Inc	66,200	2,884,333

		67,028,615

Financial Services - 21.32%
ACE Ltd (Cayman)	58,700	3,052,987
Aflac Inc	93,900	4,237,707
Ambac Financial Group Inc	20,500	1,631,800
American Express Co	240,300	12,627,765
American International Group Inc	502,542	33,213,001
Ameriprise Financial Inc	48,040	2,164,682
AmSouth Bancorp †	67,150	1,816,408
Aon Corp	57,325	2,379,561
Apartment Investment & Management Co ‘A’	23,200	1,088,080
Archstone-Smith Trust	36,400	1,775,228
Automatic Data Processing Inc	109,800	5,015,664
Bank of America Corp	899,697	40,972,201
BB&T Corp	102,819	4,030,505
Boston Properties Inc	17,800	1,659,850
Capital One Financial Corp	56,800	4,573,536
CIGNA Corp	25,400	3,317,748
Cincinnati Financial Corp	31,087	1,307,830
CIT Group Inc	39,800	2,130,096
Citigroup Inc	974,519	46,036,278
Comerica Inc	34,150	1,979,676
Compass Bancshares Inc †	23,921	1,210,642
Countrywide Financial Corp	119,398	4,381,907
Dow Jones & Co Inc	15,600	613,080
E*TRADE Financial Corp *	65,100	1,756,398
Equifax Inc †	25,100	934,724
Equity Office Properties Trust	86,100	2,891,238
Equity Residential	51,900	2,428,401
Fannie Mae	187,700	9,647,780
Federated Investors Inc ‘B’	15,500	605,275
Fifth Third Bancorp	103,043	4,055,772
First Data Corp	153,937	7,207,330
First Horizon National Corp †	25,300	1,053,745
Fiserv Inc *	36,150	1,538,182
Franklin Resources Inc †	31,500	2,968,560
Freddie Mac	131,200	8,003,200
Genworth Financial Inc ‘A’	67,900	2,269,897
Golden West Financial Corp	52,800	3,585,120
H&R Block Inc	60,400	1,307,660
Huntington Bancshares Inc	48,723	1,175,686
Janus Capital Group Inc	43,300	1,003,261
Jefferson-Pilot Corp †	25,700	1,437,658
JPMorgan Chase & Co	685,182	28,530,978
KeyCorp †	76,600	2,818,880
Kimco Realty Corp	39,300	1,597,152
Lehman Brothers Holdings Inc	52,800	7,631,239
Lincoln National Corp	33,700	1,839,683
Loews Corp	28,600	2,894,320
M&T Bank Corp	17,700	2,020,278
Marsh & McLennan Cos Inc	101,100	2,968,296
Marshall & Ilsley Corp †	39,400	1,717,052
MBIA Inc †	29,500	1,773,835
Mellon Financial Corp	81,600	2,904,960
Merrill Lynch & Co Inc	179,431	14,131,986
MetLife Inc	142,100	6,873,377
MGIC Investment Corp	17,900	1,192,677
Moody’s Corp	52,600	3,758,796
Morgan Stanley	210,403	13,217,516
National City Corp	110,600	3,859,940
North Fork Bancorp Inc	87,185	2,513,551
Northern Trust Corp	38,500	2,021,250
Paychex Inc	69,500	2,895,370
Plum Creek Timber Co Inc	34,400	1,270,392
Principal Financial Group Inc	54,900	2,679,120
ProLogis	54,300	2,905,050
Prudential Financial Inc	98,800	7,490,028
Public Storage Inc	19,300	1,567,739
Regions Financial Corp	86,381	3,038,020
Ryder System Inc	11,300	506,014
Safeco Corp	23,640	1,186,964
Simon Property Group Inc	38,300	3,222,562
SLM Corp	81,900	4,253,886
Sovereign Bancorp Inc †	67,300	1,474,543
State Street Corp	64,200	3,879,606
SunTrust Banks Inc	68,800	5,005,888
Synovus Financial Corp	57,550	1,559,030
T. Rowe Price Group Inc	22,100	1,728,441
The Allstate Corp	127,478	6,642,879
The Bank of New York Co Inc	150,000	5,406,000
The Bear Stearns Cos Inc	21,520	2,984,824
The Charles Schwab Corp	211,300	3,636,473
The Chubb Corp	37,400	3,569,456
The Goldman Sachs Group Inc	85,000	13,341,600
The Hartford Financial Services Group Inc	57,300	4,615,515
The PNC Financial Services Group Inc	54,300	3,654,933
The Progressive Corp	37,500	3,909,750
The St. Paul Travelers Cos Inc	131,042	5,476,245
Torchmark Corp	20,100	1,147,710
U.S. Bancorp	353,999	10,796,970
UnumProvident Corp †	58,705	1,202,278
Vornado Realty Trust	25,400	2,438,400
Wachovia Corp	321,232	18,005,054
Washington Mutual Inc	190,618	8,124,139
Wells Fargo & Co	326,905	20,879,422
XL Capital Ltd ‘A’ (Cayman)	34,700	2,224,617
Zions Bancorp	17,700	1,464,321

		503,535,124

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Health Care - 12.14%
Abbott Laboratories	301,000	$12,783,470
Aetna Inc	113,156	5,560,486
Allergan Inc	29,100	3,157,350
AmerisourceBergen Corp	39,800	1,921,146
Amgen Inc *	226,440	16,473,510
Barr Pharmaceuticals Inc *	20,600	1,297,388
Bausch & Lomb Inc	10,100	643,370
Baxter International Inc	118,500	4,598,985
Becton Dickinson & Co	47,200	2,906,576
Biogen Idec Inc *	65,530	3,086,463
Biomet Inc †	47,665	1,693,061
Boston Scientific Corp *	119,400	2,752,170
Bristol-Myers Squibb Co	375,600	9,243,516
C.R. Bard Inc	21,200	1,437,572
Cardinal Health Inc	83,175	6,198,201
Caremark Rx Inc *	86,234	4,241,013
Chiron Corp * †	24,600	1,126,926
Coventry Health Care Inc *	30,900	1,667,982
Eli Lilly & Co	219,600	12,143,880
Express Scripts Inc *	28,100	2,469,990
Fisher Scientific International Inc *	22,700	1,544,735
Forest Laboratories Inc *	68,700	3,066,081
Genzyme Corp *	49,000	3,293,780
Gilead Sciences Inc *	87,000	5,413,140
Guidant Corp	62,200	4,855,332
HCA Inc	74,424	3,407,875
Health Management Associates Inc ‘A’	46,700	1,007,319
Hospira Inc *	29,460	1,162,492
Humana Inc *	30,700	1,616,355
IMS Health Inc †	37,990	978,990
Johnson & Johnson	576,122	34,117,945
King Pharmaceuticals Inc *	43,433	749,219
Laboratory Corp of America Holdings *	25,300	1,479,544
Manor Care Inc	18,900	838,215
McKesson Corp	57,939	3,020,360
Medco Health Solutions Inc *	57,085	3,266,424
MedImmune Inc *	49,800	1,821,684
Medtronic Inc	234,500	11,900,875
Merck & Co Inc	430,000	15,148,900
Millipore Corp *	9,852	719,787
Mylan Laboratories Inc	49,350	1,154,790
Patterson Cos Inc *	26,800	943,360
Pfizer Inc	1,427,397	35,570,733
Quest Diagnostics Inc	34,700	1,780,110
Schering-Plough Corp	284,200	5,396,958
St. Jude Medical Inc *	70,224	2,879,184
Stryker Corp	60,100	2,664,834
Tenet Healthcare Corp *	95,550	705,159
UnitedHealth Group Inc	263,804	14,736,091
Watson Pharmaceuticals Inc *	20,800	597,792
WellPoint Inc *	126,236	9,774,484
Wyeth	259,800	12,605,496
Zimmer Holdings Inc *	47,730	3,226,548

		286,847,646

Integrated Oils - 6.50%
Amerada Hess Corp	16,800	2,392,320
Chevron Corp	436,134	25,282,688
ConocoPhillips	269,632	17,027,261
Exxon Mobil Corp	1,192,178	72,555,953
Marathon Oil Corp	73,909	5,629,648
Murphy Oil Corp †	33,400	1,663,988
Noble Corp (Cayman)	25,700	2,084,270
Occidental Petroleum Corp	82,300	7,625,095
Schlumberger Ltd (Netherlands)	111,500	14,112,555
Transocean Inc * (Cayman)	65,689	5,274,827

		153,648,605

Materials & Processing - 3.48%
Air Products & Chemicals Inc	43,400	2,916,046
Alcoa Inc	167,972	5,133,224
Allegheny Technologies Inc	15,802	966,766
American Standard Cos Inc †	34,900	1,495,814
Archer-Daniels-Midland Co	120,994	4,071,448
Ashland Inc †	12,700	902,716
Avery Dennison Corp	19,100	1,116,968
Ball Corp	21,000	920,430
Bemis Co Inc	19,400	612,652
E.I. du Pont de Nemours & Co	176,482	7,449,305
Eastman Chemical Co	15,225	779,216
Ecolab Inc †	41,780	1,595,996
Engelhard Corp	21,812	863,973
Fluor Corp †	17,800	1,527,240
Freeport-McMoRan Copper & Gold Inc ‘B’	38,200	2,283,214
Hercules Inc *	16,200	223,560
International Paper Co †	93,227	3,222,857
Louisiana-Pacific Corp	26,400	718,080
Masco Corp	83,000	2,696,670
MeadWestvaco Corp	35,727	975,704
Monsanto Co	51,649	4,377,253
Newmont Mining Corp	91,322	4,738,699
Nucor Corp	32,600	3,416,154
Pactiv Corp *	28,800	706,752
Phelps Dodge Corp	40,100	3,229,253
PPG Industries Inc	33,700	2,134,895
Praxair Inc	60,500	3,336,575
Rohm & Haas Co	33,398	1,632,160
Sealed Air Corp	15,960	923,605
Sigma-Aldrich Corp †	14,500	953,955
Temple-Inland Inc	23,600	1,051,380
The Dow Chemical Co	183,485	7,449,491
The Sherwin-Williams Co	23,900	1,181,616
Tronox Inc ‘B’ *	10	163
United States Steel Corp †	24,860	1,508,505
Vulcan Materials Co	19,000	1,646,350
Weyerhaeuser Co	46,900	3,396,967

		82,155,652

Multi-Industry - 4.73%
3M Co	148,200	11,217,258
Brunswick Corp	20,100	781,086
Eaton Corp	28,500	2,079,645
Fortune Brands Inc	28,400	2,289,892
General Electric Co	2,033,800	70,735,564
Honeywell International Inc	164,375	7,030,319
ITT Industries Inc	35,000	1,967,700
Johnson Controls Inc	37,200	2,824,596
Textron Inc	24,700	2,306,733
Tyco International Ltd (Bermuda)	390,983	10,509,623

		111,742,416

Producer Durables - 4.47%
Agilent Technologies Inc *	86,932	3,264,297
American Power Conversion Corp	37,400	864,314
Andrew Corp *	30,225	371,163
Applied Materials Inc	321,200	5,624,212
Caterpillar Inc	131,300	9,428,653
Centex Corp	26,800	1,661,332
Cooper Industries Ltd ‘A’ (Bermuda)	16,400	1,425,160
Cummins Inc	8,200	861,820
D.R. Horton Inc †	54,400	1,807,168
Danaher Corp	49,800	3,164,790
Deere & Co	47,200	3,731,160
Dover Corp	38,600	1,874,416
Emerson Electric Co	79,700	6,665,311
Goodrich Corp †	22,800	994,308

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Illinois Tool Works Inc	43,100	$4,150,961
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	63,700	2,662,023
KB Home †	16,700	1,085,166
KLA-Tencor Corp	40,600	1,963,416
Lennar Corp ‘A’	30,302	1,829,635
Lexmark International Inc ‘A’ *	24,900	1,129,962
Lockheed Martin Corp	73,942	5,555,262
Molex Inc	29,900	992,680
Northrop Grumman Corp	69,020	4,713,376
Novellus Systems Inc *	26,100	626,400
Pall Corp	21,866	682,001
Parker-Hannifin Corp	22,775	1,835,893
Pitney Bowes Inc	43,500	1,867,455
Pulte Homes Inc	44,500	1,709,690
Rockwell Collins Inc	33,800	1,904,630
Tektronix Inc	15,900	567,789
Teradyne Inc *	34,500	535,095
The Boeing Co	158,961	12,387,831
Thermo Electron Corp *	31,100	1,153,499
United Technologies Corp	198,500	11,507,045
W.W. Grainger Inc	15,000	1,130,250
Waters Corp *	25,000	1,078,750
Xerox Corp *	177,700	2,701,040

		105,507,953

Technology - 13.07%
ADC Telecommunications Inc * †	28,168	720,819
Adobe Systems Inc *	112,700	3,935,484
Advanced Micro Devices Inc *	98,400	3,262,944
Affiliated Computer Services Inc ‘A’ *	23,900	1,425,874
Altera Corp *	70,300	1,450,992
Analog Devices Inc	70,200	2,687,958
Apple Computer Inc *	162,600	10,198,272
Applera Corp-Applied Biosystems Group	36,800	998,752
Applied Micro Circuits Corp *	44,600	181,522
Autodesk Inc *	43,240	1,665,605
Avaya Inc *	78,462	886,621
BMC Software Inc *	41,300	894,558
Broadcom Corp ‘A’ *	83,064	3,585,042
CA Inc	94,600	2,574,066
Ciena Corp * †	72,400	377,204
Cisco Systems Inc *	1,194,516	25,885,162
Citrix Systems Inc *	31,800	1,205,220
Computer Sciences Corp *	34,600	1,922,030
Compuware Corp *	64,100	501,903
Comverse Technology Inc *	38,700	910,611
Corning Inc *	293,891	7,908,607
Dell Inc *	457,600	13,618,176
Electronic Data Systems Corp	96,500	2,589,095
EMC Corp *	459,350	6,260,940
Freescale Semiconductor Inc ‘B’ *	73,301	2,035,569
Gateway Inc * †	52,800	115,632
General Dynamics Corp	77,080	4,931,578
Hewlett-Packard Co	554,873	18,255,322
Intel Corp	1,148,920	22,231,602
International Business Machines Corp	309,081	25,489,910
Intuit Inc *	35,100	1,866,969
Jabil Circuit Inc *	31,900	1,367,234
JDS Uniphase Corp *	387,195	1,614,603
L-3 Communications Holdings Inc	22,476	1,928,216
Linear Technology Corp	59,800	2,097,784
LSI Logic Corp *	67,000	774,520
Lucent Technologies Inc * †	843,951	2,574,051
Maxim Integrated Products Inc	63,504	2,359,174
Micron Technology Inc *	115,700	1,703,104
Microsoft Corp	1,742,472	47,412,663
Motorola Inc	478,102	10,953,317
National Semiconductor Corp	66,300	1,845,792
NCR Corp *	37,400	1,562,946
Network Appliance Inc *	68,909	2,482,791
Novell Inc *	72,100	553,728
NVIDIA Corp *	36,300	2,078,538
Oracle Corp *	739,836	10,128,355
Parametric Technology Corp *	16,440	268,465
PerkinElmer Inc	20,300	476,441
PMC-Sierra Inc * †	44,300	544,447
QLogic Corp *	42,200	816,570
QUALCOMM Inc	319,700	16,180,017
Raytheon Co	84,200	3,859,728
Rockwell Automation Inc	34,400	2,473,704
Sanmina-SCI Corp *	99,404	407,556
Solectron Corp *	156,966	627,864
Sun Microsystems Inc *	655,500	3,362,715
Symantec Corp *	206,835	3,481,033
Symbol Technologies Inc †	44,783	473,804
Tellabs Inc *	96,700	1,537,530
Texas Instruments Inc	314,570	10,214,088
Unisys Corp *	60,500	416,845
Xilinx Inc	66,400	1,690,544

		308,842,206

Utilities - 6.73%
Allegheny Energy Inc *	27,500	930,875
Alltel Corp	73,100	4,733,225
Ameren Corp †	38,500	1,918,070
American Electric Power Co Inc	75,360	2,563,747
AT&T Inc	759,989	20,550,103
BellSouth Corp	350,900	12,158,685
CenterPoint Energy Inc †	56,029	668,426
CenturyTel Inc	28,250	1,105,140
Cinergy Corp	37,513	1,703,465
Citizens Communications Co	71,200	944,824
CMS Energy Corp *	47,400	613,830
Comcast Corp ‘A’ * †	326,418	8,539,095
Comcast Corp Special ‘A’ *	98,870	2,582,484
Consolidated Edison Inc †	49,700	2,161,950
Constellation Energy Group Inc	33,350	1,824,578
Dominion Resources Inc	67,885	4,686,102
DTE Energy Co	31,400	1,258,826
Duke Energy Corp *	177,852	5,184,386
Edison International	63,100	2,598,458
Entergy Corp	43,200	2,978,208
Exelon Corp	128,624	6,804,210
FirstEnergy Corp	61,180	2,991,702
FPL Group Inc	81,000	3,251,340
KeySpan Corp	28,822	1,177,955
Kinder Morgan Inc	22,700	2,088,173
Nicor Inc †	6,400	253,184
NiSource Inc	49,773	1,006,410
Peoples Energy Corp †	6,000	213,840
PG&E Corp	72,000	2,800,800
Pinnacle West Capital Corp	17,400	680,340
PPL Corp	69,132	2,032,481
Progress Energy Inc	47,100	2,071,458
Progress Energy Inc — Contingent Value Obligation Certificate * +	17,700	—
Public Service Enterprise Group Inc	46,200	2,958,648
Qwest Communications International Inc * †	291,192	1,980,106
Sempra Energy	44,558	2,070,165
Sprint Nextel Corp	568,027	14,677,818
TECO Energy Inc	35,400	570,648
The AES Corp *	119,382	2,036,657
The Southern Co †	141,800	4,646,786
TXU Corp	96,220	4,306,807

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Verizon Communications Inc	566,554	$19,296,829
Xcel Energy Inc †	76,079	1,380,834

		159,001,668

Total Common Stocks (Cost $2,123,816,966)		2,293,223,582

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.44%
Repurchase Agreement - 3.44%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $81,244,396; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $82,845,011)	$81,218,000	81,218,000

Total Short-Term Investment (Cost $81,218,000)		81,218,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.51% (Cost $2,205,034,966)		2,374,441,582

	Shares
SECURITIES LENDING COLLATERAL - 2.95%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $69,547,968)	69,547,968	69,547,968

TOTAL INVESTMENTS - 103.46% (Cost $2,274,582,934)		2,443,989,550

OTHER ASSETS & LIABILITIES, NET - (3.46%)		(81,663,837)

NET ASSETS - 100.00%		$2,362,325,713

Note to Schedule of Investments

(a) The amount of $4,142,250 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of March 31, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation
S&P500 (06/06)	221	$71,653,225	$353,327

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Autos & Transportation - 0.00%
TIMCO Aviation Services Inc Exp. 02/27/07	362	$—

Total Warrants (Cost $0)		—

COMMON STOCKS - 90.94%
Autos & Transportation - 3.11%
AAR Corp * †	36,700	1,045,216
ABX Air Inc * †	49,700	338,457
Accuride Corp *	3,900	44,850
Aftermarket Technology Corp * †	28,228	638,235
AirTran Holdings Inc * †	91,600	1,658,876
Alaska Air Group Inc * †	36,800	1,304,560
American Axle & Manufacturing Holdings Inc †	40,500	693,765
Arctic Cat Inc †	19,700	473,982
Arkansas Best Corp †	25,100	981,912
ArvinMeritor Inc	74,400	1,109,304
Aviall Inc * †	32,000	1,218,560
Bandag Inc †	12,000	502,440
Bristow Group Inc * †	24,700	763,230
Coachmen Industries Inc †	15,100	171,838
Commercial Vehicle Group Inc *	8,350	160,404
Continental Airlines Inc ‘B’ * †	95,190	2,560,611
Cooper Tire & Rubber Co †	61,400	880,476
Covenant Transport Inc ‘A’ * †	17,600	256,960
Dynamex Inc * †	5,300	102,396
EGL Inc * †	33,650	1,514,250
ExpressJet Holdings Inc * †	35,300	262,632
Fleetwood Enterprises Inc * †	61,100	682,487
Florida East Coast Industries Inc †	31,200	1,681,680
Forward Air Corp †	32,150	1,198,874
FreightCar America Inc †	14,600	928,560
Frontier Airlines Inc * †	40,500	311,850
Frozen Food Express Industries Inc * †	6,700	70,015
Genesee & Wyoming Inc ‘A’ * †	30,150	925,002
GulfMark Offshore Inc *	15,694	436,293
Hayes Lemmerz International Inc (OTC) * +	168	—
Hayes Lemmerz International Inc (XNMS) * †	50,700	138,411
Heartland Express Inc	55,283	1,204,617
Horizon Lines Inc ‘A’ †	16,300	211,248
Hub Group Inc ‘A’ *	17,100	779,418
Kansas City Southern * †	70,500	1,741,350
Keystone Automotive Industries Inc *	21,300	899,073
Kirby Corp *	24,700	1,682,317
Knight Transportation Inc †	60,693	1,198,687
Marine Products Corp †	7,350	80,776
Maritrans Inc †	8,400	205,212
Marten Transport Ltd *	6,900	124,821
Masco Tech Inc — Escrow Shares * +	8,100	—
Mesa Air Group Inc * †	32,000	366,080
Modine Manufacturing Co †	33,200	979,400
Monaco Coach Corp †	31,025	415,735
Noble International Ltd †	11,250	190,462
Odyssey Marine Exploration Inc * †	51,600	189,372
Old Dominion Freight Line Inc * †	28,200	759,990
P.A.M. Transportation Services Inc *	2,300	56,695
Pacer International Inc †	34,300	1,120,924
Pinnacle Airlines Corp * †	17,300	115,218
Quantum Fuel Systems Technologies Worldwide Inc * †	61,400	219,812
R&B Inc *	3,400	34,850
RailAmerica Inc * †	37,300	397,618
Republic Airways Holdings Inc *	5,500	81,455
Sauer-Danfoss Inc	4,400	100,980
SCS Transportation Inc *	21,350	621,498
Skywest Inc †	68,400	2,002,068
Standard Motor Products Inc †	8,400	74,592
Strattec Security Corp *	2,600	96,954
Superior Industries International Inc †	23,800	460,768
Tenneco Inc *	46,700	1,012,923
The Greenbrier Cos Inc	10,000	400,500
Thor Industries Inc †	40,900	2,182,424
Titan International Inc †	7,000	120,820
U.S. Xpress Enterprises Inc ‘A’ * †	17,600	342,672
Universal Truckload Services Inc *	5,900	147,794
USA Truck Inc * †	9,300	228,966
Visteon Corp * †	143,800	661,480
Wabash National Corp †	33,700	665,575
Werner Enterprises Inc †	51,150	939,626
Westinghouse Air Brake Technologies Corp	45,910	1,496,666
Winnebago Industries Inc †	31,700	961,778
World Air Holdings Inc * †	17,400	170,868

		48,800,208

Consumer Discretionary - 16.02%
1-800 CONTACTS Inc * †	4,100	55,145
1-800-FLOWERS.COM Inc ‘A’ *	40,400	286,840
4Kids Entertainment Inc * †	14,100	242,379
99 Cents Only Stores * †	45,200	612,912
A.C. Moore Arts & Crafts Inc * †	15,400	283,360
Aaron Rents Inc †	41,374	1,124,132
ABM Industries Inc	42,800	820,476
Administaff Inc	24,000	1,304,640
ADVO Inc †	37,450	1,198,400
Aeropostale Inc * †	58,900	1,776,424
AFC Enterprises Inc * †	11,800	164,020
Alderwoods Group Inc *	42,600	762,540
Alloy Inc * †	12,350	165,614
Ambassadors Group Inc	17,800	452,120
AMERCO *	8,800	870,936
American Woodmark Corp †	12,000	426,000
America’s Car-Mart Inc * †	9,500	204,250
Ameristar Casinos Inc	29,400	758,226
AMN Healthcare Services Inc * †	18,979	355,287
Angelica Corp	10,400	213,408
aQuantive Inc * †	60,100	1,414,754
Arbitron Inc †	36,400	1,231,048
Asbury Automotive Group Inc *	7,800	153,816
Atari Inc * †	26,900	17,216
Autobytel Inc *	44,300	213,526
Aztar Corp * †	39,300	1,650,207
Bally Technologies Inc * †	54,200	920,858
Banta Corp †	29,300	1,523,014
Bassett Furniture Industries Inc	11,700	233,415
Beasley Broadcast Group Inc ‘A’ †	5,900	71,567
Big 5 Sporting Goods Corp †	19,000	372,020
Big Lots Inc * †	112,900	1,576,084
BJ’s Restaurants Inc * †	12,200	329,400
Blair Corp	2,658	110,068
Blockbuster Inc ‘A’ †	192,100	762,637
Blue Nile Inc * †	12,400	436,356
Blyth Inc †	32,800	689,456
Bob Evans Farms Inc	42,600	1,265,646
Bowne & Co Inc †	43,200	720,144
Bright Horizons Family Solutions Inc *	28,700	1,111,551
Brightpoint Inc *	51,075	1,586,390
Brown Shoe Co Inc	20,600	1,081,088
Buffalo Wild Wings Inc * †	10,700	444,906
Build-A-Bear Workshop Inc * †	14,300	438,295
Burlington Coat Factory Warehouse Corp	19,100	868,095

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Cabela’s Inc ‘A’ * †	26,700	$547,884
Cache Inc * †	18,150	332,871
California Pizza Kitchen Inc *	25,200	817,740
Callaway Golf Co	78,200	1,345,040
Carmike Cinemas Inc †	11,200	270,256
Carter’s Inc *	17,100	1,154,079
Casella Waste Systems Inc ‘A’ *	20,500	291,305
Casual Male Retail Group Inc * †	38,100	371,094
Catalina Marketing Corp †	53,600	1,238,160
CBIZ Inc * †	64,594	516,752
CDI Corp	15,800	454,566
CEC Entertainment Inc *	40,500	1,361,610
Central European Distribution Corp * †	22,849	878,544
Central Garden & Pet Co *	20,400	1,084,056
Cenveo Inc * †	52,100	863,818
Charles & Colvard Ltd †	20,868	226,000
Charlotte Russe Holding Inc * †	15,900	340,260
Charming Shoppes Inc * †	129,000	1,918,230
Charter Communications Inc ‘A’ * †	356,500	388,585
Chemed Corp †	26,900	1,596,246
Cherokee Inc	7,500	302,025
Christopher & Banks Corp	43,300	1,004,993
Churchill Downs Inc †	5,700	218,424
Citadel Broadcasting Corp †	35,400	392,586
Citi Trends Inc * †	9,500	377,720
CKE Restaurants Inc †	55,000	957,000
Clark Inc †	17,000	200,770
CMGI Inc * †	473,400	700,632
CNET Networks Inc * †	145,300	2,064,713
CNS Inc †	19,400	417,876
Cogent Inc * †	20,300	372,302
Coinstar Inc * †	28,800	746,208
Coldwater Creek Inc * †	57,667	1,603,143
Conn’s Inc * †	2,100	71,736
Consolidated Graphics Inc * †	11,500	599,380
Corinthian Colleges Inc * †	90,900	1,308,960
Corrections Corp of America * †	41,598	1,880,230
Cost Plus Inc * †	27,375	468,112
CoStar Group Inc * †	19,900	1,032,611
Courier Corp †	6,875	304,838
Cox Radio Inc ‘A’ * †	32,400	434,808
CRA International Inc *	12,800	630,528
Cross Country Healthcare Inc * †	31,100	602,096
Crown Media Holdings Inc ‘A’ * †	16,500	104,610
CSK Auto Corp * †	47,800	662,986
CSS Industries Inc †	6,827	223,516
Cumulus Media Inc ‘A’ * †	55,500	624,930
Deb Shops Inc †	800	23,760
Deckers Outdoor Corp *	14,200	575,668
dELiA*s Inc * †	27,546	257,280
Denny’s Corp * †	96,300	458,388
Design Within Reach Inc * †	6,900	39,261
DeVry Inc *	58,000	1,320,660
DiamondCluster International Inc * †	26,200	280,340
Dollar Thrifty Automotive Group Inc * †	30,100	1,366,540
Domino’s Pizza Inc †	27,850	795,118
Dover Downs Gaming & Entertainment Inc	9,707	211,224
Dover Motorsports Inc †	18,000	98,820
drugstore.com inc * †	55,500	171,495
DSW Inc ‘A’ * †	12,500	391,500
DTS Inc * †	16,200	318,492
Earle M. Jorgensen Co *	10,200	154,530
EarthLink Inc * †	135,700	1,295,935
Educate Inc * †	11,800	100,536
Elizabeth Arden Inc * †	27,000	629,640
Emmis Communications Corp ‘A’ * †	59,200	947,200
Entercom Communications Corp †	34,200	954,864
Entravision Communications Corp ‘A’ * †	67,700	620,132
Escala Group Inc * †	7,000	183,330
Escalade Inc †	4,800	53,232
Ethan Allen Interiors Inc †	34,900	1,466,498
Exponent Inc *	8,500	269,025
First Advantage Corp ‘A’ * †	5,500	132,990
Fisher Communications Inc *	5,100	228,225
Forrester Research Inc *	13,800	308,016
Fossil Inc * †	49,700	923,426
Fred’s Inc †	42,267	560,460
FTD Group Inc *	14,100	136,629
FTI Consulting Inc * †	45,774	1,305,932
Furniture Brands International Inc †	54,300	1,330,893
G&K Services Inc ‘A’ †	22,800	969,912
GameStop Corp ‘A’ * †	55,153	2,599,889
Gaylord Entertainment Co * †	39,500	1,792,510
Gemstar-TV Guide International Inc * †	239,200	739,128
Genesco Inc * †	24,800	964,472
Gevity HR Inc †	29,400	719,124
Global Imaging Systems Inc * †	27,800	1,055,844
Gray Television Inc	43,300	363,720
Great Wolf Resorts Inc * †	23,800	275,842
Greenfield Online Inc * †	23,050	138,070
Group 1 Automotive Inc †	18,800	893,752
GSI Commerce Inc * †	27,600	469,200
Guess? Inc * †	12,200	477,142
Guitar Center Inc * †	25,500	1,216,350
Gymboree Corp * †	36,700	955,668
Handleman Co †	27,200	261,120
Harris Interactive Inc *	51,200	287,744
Hartmarx Corp * †	17,200	153,252
Haverty Furniture Cos Inc †	19,700	282,695
Heidrick & Struggles International Inc *	24,200	877,976
Hibbett Sporting Goods Inc * †	36,112	1,191,335
Hollinger International Inc ‘A’ †	62,700	525,426
Hooker Furniture Corp	6,000	113,400
Hot Topic Inc * †	52,750	764,875
Hudson Highland Group Inc * †	21,900	414,786
IHOP Corp †	21,300	1,021,122
IKON Office Solutions Inc †	110,600	1,576,050
InfoSpace Inc * †	36,300	1,014,585
infoUSA Inc †	45,100	585,398
Insight Enterprises Inc * †	57,425	1,263,924
Inter Parfums Inc †	6,300	125,559
iPass Inc * †	45,500	364,455
Isle of Capri Casinos Inc * †	19,400	645,632
iVillage Inc * †	38,000	319,580
Jack in the Box Inc * †	41,900	1,822,650
Jackson Hewitt Tax Service Inc †	39,900	1,260,042
Jakks Pacific Inc * †	31,500	842,310
Jarden Corp * †	62,175	2,042,449
Jo-Ann Stores Inc * †	24,384	328,209
Jos. A. Bank Clothiers Inc * †	17,828	854,829
Journal Communications Inc ‘A’	21,500	266,600
Journal Register Co †	41,900	510,342
K2 Inc * †	42,600	534,630
Kellwood Co †	31,500	988,785
Kelly Services Inc ‘A’ †	20,000	543,400
Kenneth Cole Productions Inc ‘A’ †	6,650	184,205
Kforce Inc *	23,800	303,450
Korn/Ferry International * †	38,800	791,132
Krispy Kreme Doughnuts Inc * †	57,900	519,942
K-Swiss Inc ‘A’ †	26,500	798,710
Labor Ready Inc * †	59,100	1,415,445
Landry’s Restaurants Inc †	21,800	770,194
Lawson Products Inc †	5,600	229,264
La-Z-Boy Inc †	64,300	1,093,100
LeapFrog Enterprises Inc * †	27,500	292,050
Learning Tree International Inc * †	18,100	219,372
LECG Corp *	15,600	300,612
Libbey Inc	15,473	109,549

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Life Time Fitness Inc * †	21,050	$986,192
Lifetime Brands Inc †	8,200	231,158
LIN TV Corp ‘A’ * †	37,600	338,400
Lithia Motors Inc ‘A’ †	16,200	562,140
LKQ Corp * †	29,200	607,652
LodgeNet Entertainment Corp *	12,332	192,133
Lodgian Inc *	18,400	255,576
LoJack Corp *	23,400	561,132
Lone Star Steakhouse & Saloon Inc	22,400	636,608
Luby’s Inc *	32,800	409,672
Magna Entertainment Corp ‘A’ * †	58,400	396,536
Maidenform Brands Inc * †	14,000	154,140
Majesco Entertainment Co * †	26,100	36,018
Mannatech Inc †	20,900	363,242
Marchex Inc ‘B’ * †	16,500	354,750
Marcus Corp †	20,800	414,960
MarineMax Inc * †	13,200	442,464
Martha Stewart Living Omnimedia Inc ‘A’ * †	26,400	445,104
Matthews International Corp ‘A’ †	33,600	1,285,536
MAXIMUS Inc	18,300	658,434
Maytag Corp †	78,800	1,680,804
McCormick & Schmick’s Seafood Restaurants Inc*	1,200	30,564
Media General Inc ‘A’ †	20,800	969,696
Midas Inc * †	18,600	406,782
Midway Games Inc * †	27,400	252,628
Mikohn Gaming Corp * †	44,100	422,037
Monarch Casino & Resort Inc *	5,500	156,145
Monro Muffler Brake Inc	10,750	399,255
Movado Group Inc †	17,300	399,284
Movie Gallery Inc †	26,625	80,408
MPS Group Inc *	110,400	1,689,120
MTR Gaming Group Inc *	27,700	285,310
Multimedia Games Inc * †	29,100	433,008
National Presto Industries Inc †	5,400	265,518
Nautilus Inc †	35,325	528,109
Navarre Corp * †	27,200	116,688
Navigant Consulting Inc * †	52,300	1,116,605
Netflix Inc * †	43,400	1,258,166
NetRatings Inc * †	14,000	185,500
New York & Co Inc * †	9,000	134,460
NIC Inc *	35,400	217,002
Nu Skin Enterprises Inc ‘A’ †	59,800	1,048,294
NutriSystem Inc DE * †	18,100	860,112
Oakley Inc †	25,800	439,116
O’Charley’s Inc *	29,700	548,262
Overstock.com Inc * †	12,800	381,696
Oxford Industries Inc †	14,500	741,385
P.F. Chang’s China Bistro Inc * †	27,800	1,370,262
Pacific Sunwear of California Inc * †	76,400	1,693,024
Papa John’s International Inc * †	29,800	977,738
Parlux Fragrances Inc * †	4,100	132,225
Payless ShoeSource Inc * †	66,600	1,524,474
Pegasus Solutions Inc * †	31,100	292,651
Perry Ellis International Inc * †	15,700	355,291
PETCO Animal Supplies Inc * †	62,700	1,477,839
PHH Corp *	51,200	1,367,040
Phillips-Van Heusen Corp †	21,600	825,336
Pier 1 Imports Inc †	83,700	971,757
Pinnacle Entertainment Inc *	46,500	1,309,905
Playboy Enterprises Inc ‘B’ * †	19,700	279,740
Playtex Products Inc * †	36,700	384,249
Pre-Paid Legal Services Inc †	13,000	461,240
Prestige Brands Holdings Inc * †	29,700	361,449
priceline.com Inc * †	26,749	664,445
PRIMEDIA Inc * †	156,500	323,955
ProQuest Co * †	27,000	577,530
Radio One Inc ‘D’ *	98,100	731,826
RARE Hospitality International Inc * †	40,775	1,420,193
RC2 Corp * †	18,900	752,409
Red Robin Gourmet Burgers Inc * †	14,400	679,680
Regent Communications Inc * †	45,700	210,677
Regis Corp †	44,800	1,544,704
Renaissance Learning Inc †	6,300	113,400
Rent-Way Inc * †	27,900	201,159
Resources Connection Inc * †	53,000	1,320,230
Restoration Hardware Inc * †	37,300	212,237
Retail Ventures Inc * †	11,000	161,260
Revlon Inc ‘A’ * †	163,519	516,720
Riviera Holdings Corp * †	5,400	90,990
Rollins Inc †	33,425	676,522
Ruby Tuesday Inc †	63,600	2,040,288
Rush Enterprises Inc ‘A’ *	29,600	520,368
Russ Berrie & Co Inc †	12,600	191,520
Russell Corp †	34,900	481,620
Ruth’s Chris Steak House Inc *	14,200	338,102
Ryan’s Restaurant Group Inc * †	47,900	694,550
Saga Communications Inc ‘A’ * †	12,231	118,274
Salem Communications Corp ‘A’ *	11,000	165,110
Schawk Inc †	8,400	218,484
Scholastic Corp * †	31,400	840,264
School Specialty Inc *	24,700	852,150
Select Comfort Corp * †	38,300	1,514,765
Sharper Image Corp * †	18,000	230,580
Shoe Carnival Inc *	7,900	197,342
Shuffle Master Inc * †	39,275	1,403,688
Sinclair Broadcast Group Inc ‘A’ †	58,800	479,220
SIRVA Inc *	16,500	140,745
Six Flags Inc * †	98,800	1,005,784
Skechers U.S.A. Inc ‘A’ *	24,100	600,813
Sohu.com Inc * †	28,100	749,989
Sonic Automotive Inc †	31,200	866,112
Source Interlink Cos Inc * †	43,200	492,480
SOURCECORP Inc *	19,400	467,734
Spanish Broadcasting System Inc ‘A’ * †	52,450	290,048
Speedway Motorsports Inc	16,300	622,823
Spherion Corp *	68,760	715,104
Stage Stores Inc †	29,099	865,695
Stamps.com Inc * †	21,349	752,766
Stanley Furniture Co Inc	18,400	538,200
StarTek Inc †	17,000	400,520
Stein Mart Inc	24,300	423,306
Steinway Musical Instruments Inc *	7,500	241,650
Steven Madden Ltd	13,800	489,900
Stewart Enterprises Inc ‘A’	112,800	644,088
Strayer Education Inc †	16,800	1,717,968
Sturm, Ruger & Co Inc †	23,900	190,722
TeleTech Holdings Inc * †	42,900	476,619
Tetra Tech Inc *	55,518	1,059,839
Texas Roadhouse Inc ‘A’ * †	36,600	625,494
The Advisory Board Co * †	18,600	1,037,322
The Bombay Co Inc * †	40,500	133,650
The Bon-Ton Stores Inc †	8,900	287,915
The Buckle Inc	5,100	208,845
The Cato Corp ‘A’ †	33,300	794,538
The Children’s Place Retail Stores Inc * †	20,400	1,181,160
The Dress Barn Inc * †	28,570	1,369,932
The Finish Line Inc ‘A’	42,800	704,060
The Geo Group Inc * †	10,100	336,734
The J. Jill Group Inc * †	23,400	559,494
The Pantry Inc * †	15,500	967,045
The Pep Boys-Manny, Moe & Jack †	65,200	985,172
The Providence Service Corp *	5,700	185,364
The Reader’s Digest Association Inc †	105,700	1,559,075
The Sports Authority Inc *	27,464	1,013,422
The Steak n Shake Co *	22,860	482,346
The Stride Rite Corp †	47,700	690,696
The Talbots Inc	20,600	553,522

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
The Topps Co Inc †	40,400	$354,308
The Warnaco Group Inc *	49,100	1,178,400
The Yankee Candle Co Inc	48,200	1,319,234
Thomas Nelson Inc †	11,400	333,450
THQ Inc * †	68,400	1,770,876
TiVo Inc * †	71,300	515,499
Too Inc * †	40,100	1,377,435
Tractor Supply Co *	37,300	2,474,482
Trans World Entertainment Corp *	26,500	147,605
Travelzoo Inc * †	1,800	35,244
Triarc Cos Inc ‘B’ †	46,500	812,820
Triple Crown Media Inc * †	4,330	25,547
TRM Corp * †	15,800	106,334
Tuesday Morning Corp †	27,400	632,666
Tupperware Brands Corp	59,500	1,225,105
Under Armour Inc ‘A’ * †	12,600	408,240
UniFirst Corp †	9,900	328,878
United Auto Group Inc	24,200	1,040,600
United Natural Foods Inc * †	47,700	1,668,069
United Online Inc †	58,750	755,525
United Stationers Inc *	35,200	1,869,120
Universal Electronics Inc *	13,200	233,640
Universal Technical Institute Inc * †	19,400	583,940
USANA Health Sciences Inc * †	10,900	454,748
Vail Resorts Inc * †	27,800	1,062,516
Valassis Communications Inc * †	55,500	1,630,035
ValueClick Inc * †	92,700	1,568,484
ValueVision Media Inc ‘A’ * †	29,000	370,620
Ventiv Health Inc * †	33,200	1,102,904
Vertrue Inc * †	9,500	397,100
Viad Corp	19,000	651,320
Volcom Inc * †	5,100	181,203
Volt Information Sciences Inc *	6,000	183,360
Waste Connections Inc * †	53,400	2,125,854
Waste Services Inc * †	46,700	147,105
Water Pik Technologies Inc *	6,700	185,657
Watson Wyatt Worldwide Inc ‘A’ †	44,780	1,458,932
WESCO International Inc * †	30,700	2,087,907
West Marine Inc * †	19,500	292,695
Weyco Group Inc †	600	13,500
Wilsons The Leather Experts Inc * †	9,800	38,220
Wireless Facilities Inc * †	71,700	288,234
WMS Industries Inc * †	22,100	665,210
Wolverine World Wide Inc †	66,900	1,480,497
World Fuel Services Corp †	28,700	1,160,628
World Wrestling Entertainment Inc †	8,700	147,030
WorldSpace Inc ‘A’ * †	12,900	97,395
WPT Enterprises Inc * †	10,000	73,600
Zale Corp *	57,700	1,617,331
Zumiez Inc * †	6,500	397,150

		251,105,568

Consumer Staples - 1.69%
Alliance One International Inc †	91,900	446,634
American Italian Pasta Co ‘A’ †	18,300	114,558
Arden Group Inc ‘A’ †	800	74,344
Aurora Foods Inc * +	400	4
Casey’s General Stores Inc †	60,100	1,374,487
Chiquita Brands International Inc †	40,300	675,831
Coca-Cola Bottling Co Consolidated	4,500	207,000
Farmer Brothers Co †	5,000	111,500
Flowers Foods Inc †	59,175	1,757,498
Green Mountain Coffee Roasters Inc *	1,900	75,468
Hansen Natural Corp * †	18,000	2,268,900
Ingles Markets Inc ‘A’	22,100	393,822
J&J Snack Foods Corp	15,800	530,722
John B. Sanfilippo & Son Inc * †	8,400	132,972
Lance Inc	37,000	832,500
Longs Drug Stores Corp †	29,800	1,379,144
M&F Worldwide Corp *	11,400	162,792
Maui Land & Pineapple Co Inc * †	2,500	94,375
Nash Finch Co †	17,000	508,300
National Beverage Corp	8,100	93,717
Nature’s Sunshine Products Inc †	16,300	203,750
NBTY Inc *	55,400	1,247,608
Pathmark Stores Inc *	61,900	647,474
Peet’s Coffee & Tea Inc * †	18,220	546,600
Performance Food Group Co * †	35,600	1,110,364
Premium Standard Farms Inc	10,700	187,785
Ralcorp Holdings Inc *	34,724	1,321,248
Reddy Ice Holdings Inc †	11,100	246,531
Ruddick Corp †	40,100	974,831
Sanderson Farms Inc †	15,950	357,280
Schweitzer-Mauduit International Inc	20,200	484,800
Seaboard Corp †	300	478,200
Sensient Technologies Corp †	56,500	1,019,825
Smart & Final Inc *	14,100	231,099
Spartan Stores Inc †	27,400	349,350
Star Scientific Inc * †	44,400	138,972
The Boston Beer Co Inc ‘A’ *	15,900	413,559
The Great Atlantic & Pacific Tea Co Inc * †	18,600	649,698
The Hain Celestial Group Inc *	32,000	838,080
Tootsie Roll Industries Inc †	23,175	678,332
Universal Corp †	30,200	1,110,454
Vector Group Ltd †	34,865	664,532
Weis Markets Inc †	15,100	673,007
Wild Oats Markets Inc * †	30,300	615,999

		26,423,946

Energy - 5.16%
Alon USA Energy Inc †	11,500	283,130
Alpha Natural Resources Inc * †	31,300	724,282
Atlas America Inc * †	22,849	1,092,411
ATP Oil & Gas Corp *	19,300	847,463
Atwood Oceanics Inc * †	14,000	1,414,140
Berry Petroleum Co ‘A’ †	16,700	1,143,115
Bill Barrett Corp * †	13,800	449,742
Bois d’Arc Energy Inc * †	6,400	106,560
Brigham Exploration Co * †	24,900	218,124
Bronco Drilling Co Inc *	5,600	147,280
Cabot Oil & Gas Corp	55,700	2,669,701
Callon Petroleum Co * †	20,500	430,910
CARBO Ceramics Inc †	20,700	1,178,037
Carrizo Oil & Gas Inc * †	24,900	647,151
Cheniere Energy Inc * †	50,800	2,060,956
Cimarex Energy Co †	86,309	3,733,727
Clayton Williams Energy Inc * †	6,000	245,520
Comstock Resources Inc * †	38,800	1,151,972
Crosstex Energy Inc	3,500	271,075
Dril-Quip Inc * †	5,000	354,250
Edge Petroleum Corp *	25,300	631,994
Encore Acquisition Co * †	47,550	1,474,050
Endeavour International Corp * †	38,500	112,035
Energy Partners Ltd * †	30,800	726,264
Evergreen Solar Inc * †	52,300	805,420
Foundation Coal Holdings Inc	25,200	1,036,728
Frontier Oil Corp †	61,800	3,667,830
FuelCell Energy Inc * †	53,600	614,792
FX Energy Inc * †	44,200	231,166
Gasco Energy Inc * †	58,300	326,480
Global Industries Ltd *	100,000	1,449,000
Global Power Equipment Group Inc * †	30,700	118,195
Goodrich Petroleum Corp * †	15,200	410,400
Grey Wolf Inc * †	202,600	1,507,344
Gulf Island Fabrication Inc †	13,200	312,444
Hanover Compressor Co * †	92,700	1,726,074
Harvest Natural Resources Inc * †	49,300	479,196
Helix Energy Solutions Group Inc * †	87,400	3,312,460

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Hercules Offshore Inc * †	10,400	$353,704
Holly Corp	23,100	1,712,172
Hornbeck Offshore Services Inc *	15,250	550,068
Hydril Co * †	22,100	1,722,695
Input/Output Inc * †	71,300	692,323
James River Coal Co * †	11,200	380,464
KFX Inc * †	73,500	1,337,700
Lufkin Industries Inc †	13,900	770,616
MarkWest Hydrocarbon Inc †	500	11,450
McMoRan Exploration Co * †	26,500	472,760
Meridian Resource Corp * †	91,900	372,195
Newpark Resources Inc *	95,500	783,100
Oceaneering International Inc * †	28,600	1,638,780
Oil States International Inc * †	37,900	1,396,615
Parallel Petroleum Corp * †	43,000	793,350
Parker Drilling Co *	116,300	1,078,101
Penn Virginia Corp †	17,400	1,235,400
Petrohawk Energy Corp *	66,693	913,694
Petroleum Development Corp * †	21,200	961,632
PetroQuest Energy Inc *	55,900	564,031
Pioneer Drilling Co *	13,900	228,377
Plug Power Inc * †	46,542	232,710
Remington Oil & Gas Corp * †	28,000	1,210,160
Resource America Inc ‘A’	16,900	336,648
RPC Inc †	24,375	556,969
SEACOR Holdings Inc * †	20,869	1,652,825
St. Mary Land & Exploration Co †	65,300	2,666,199
Stone Energy Corp * †	25,651	1,131,979
Superior Energy Services Inc *	75,200	2,014,608
Superior Well Services Inc * †	7,000	203,490
Swift Energy Co * †	33,100	1,239,926
Syntroleum Corp * †	48,200	398,614
TETRA Technologies Inc * †	42,374	1,993,273
The Houston Exploration Co * †	28,000	1,475,600
TODCO ‘A’ †	55,300	2,179,373
Toreador Resources Corp * †	18,100	563,091
TransMontaigne Inc *	48,800	478,728
Tri-Valley Corp * †	17,800	141,866
Universal Compression Holdings Inc *	16,400	830,988
Veritas DGC Inc * †	38,900	1,765,671
W&T Offshore Inc †	13,400	540,154
Warren Resources Inc * †	19,400	289,060
W-H Energy Services Inc *	34,100	1,517,109
Whiting Petroleum Corp * †	35,350	1,448,996

		80,948,682

Financial Services - 20.00%
1st Source Corp †	10,622	318,448
21st Century Insurance Group †	30,700	485,060
Aames Investment Corp †	43,800	248,784
Acadia Realty Trust †	36,900	868,995
Accredited Home Lenders Holding Co * †	20,700	1,059,426
ACE Cash Express Inc * †	12,100	301,169
Advance America Cash Advance Centers Inc †	72,500	1,042,550
Advanta Corp ‘B’ †	20,200	744,774
Advent Software Inc * †	28,400	807,128
Affirmative Insurance Holdings Inc	16,800	221,928
Affordable Residential Communities Inc †	25,900	271,950
Agree Realty Corp †	3,700	118,770
Alabama National Bancorp	13,500	923,400
Alexander’s Inc * †	1,500	433,500
Alexandria Real Estate Equities Inc †	22,100	2,106,793
Alfa Corp †	31,400	538,196
AMCORE Financial Inc	26,700	844,254
American Campus Communities Inc †	15,200	393,832
American Equity Investment Life Holding Co †	56,900	815,946
American Home Mortgage Investment Corp †	43,601	1,360,787
American Physicians Capital Inc *	11,600	556,800
AmericanWest Bancorp *	17,760	470,107
Ameris Bancorp †	12,540	291,680
Ames National Corp †	5,400	131,112
Anchor BanCorp Wisconsin Inc †	24,100	730,471
Anthracite Capital Inc †	57,900	635,742
Anworth Mortgage Asset Corp	50,900	400,074
Apollo Investment Corp †	69,285	1,233,965
Arbor Realty Trust Inc	13,500	364,365
Ares Capital Corp	34,968	600,750
Argonaut Group Inc *	32,900	1,169,595
Arrow Financial Corp †	6,281	172,099
Ashford Hospitality Trust Inc	49,600	615,040
Asset Acceptance Capital Corp * †	4,900	95,403
Asta Funding Inc †	13,800	458,988
Baldwin & Lyons Inc ‘B’ †	13,400	355,770
BancFirst Corp	5,400	235,440
BancorpSouth Inc †	82,600	1,983,226
BancTrust Financial Group Inc	4,700	104,105
Bank Mutual Corp	60,747	719,244
Bank of Granite Corp †	10,750	217,902
Bank of the Ozarks Inc †	12,100	441,650
BankAtlantic Bancorp Inc ‘A’	53,600	771,304
BankFinancial Corp * †	26,700	425,064
Bankrate Inc * †	5,900	257,004
BankUnited Financial Corp ‘A’ †	32,500	878,800
Banner Corp †	11,100	377,400
BB&T Corp	7	274
Bedford Property Investors Inc	20,100	541,293
Berkshire Hills Bancorp Inc	9,600	335,424
Beverly Hills Bancorp Inc †	6,600	69,960
BFC Financial Corp ‘A’ * †	34,300	224,665
BioMed Realty Trust Inc †	47,350	1,403,454
BKF Capital Group Inc †	10,400	135,200
Boston Private Financial Holdings Inc †	41,970	1,418,166
Boykin Lodging Co * †	29,200	329,668
Brandywine Realty Trust †	87,498	2,778,936
Bristol West Holdings Inc	11,800	227,150
Brookline Bancorp Inc †	65,442	1,013,697
Calamos Asset Management Inc ‘A’	27,700	1,035,980
Camden National Corp	5,200	199,680
Capital City Bank Group Inc †	9,656	343,271
Capital Corp of the West	9,540	350,309
Capital Crossing Bank * †	10,400	331,344
Capital Lease Funding Inc	38,100	422,529
Capital Southwest Corp †	1,700	162,350
Capital Trust Inc ‘A’ †	8,800	273,856
Capitol Bancorp Ltd	9,000	420,750
Cascade Bancorp	24,400	721,020
Cash America International Inc †	32,300	969,646
Cathay General Bancorp †	48,248	1,816,055
Cedar Shopping Centers Inc †	21,400	338,976
Centennial Bank Holdings Inc * †	70,100	820,170
Center Financial Corp	16,900	409,487
CentraCore Properties Trust †	11,600	290,580
Central Pacific Financial Corp †	35,898	1,318,175
Ceres Group Inc * †	23,000	126,960
Charter Financial Corp †	1,100	41,866
CharterMac †	48,900	992,670
Chemical Financial Corp †	26,740	863,969
Chittenden Corp †	49,217	1,425,816
Citizens & Northern Corp †	4,646	112,433
Citizens Banking Corp †	50,300	1,350,555
Citizens Inc * †	26,937	138,996
City Bank †	6,400	297,856
City Holding Co	21,506	791,206
Clifton Savings Bancorp Inc †	6,200	66,278
CNA Surety Corp *	8,000	133,840
Coastal Financial Corp †	11,696	160,937
CoBiz Inc †	14,625	301,275
Cohen & Steers Inc †	5,000	122,500

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Colonial Properties Trust	47,614	$2,386,890
Colony Bankcorp Inc †	1,800	39,672
Columbia Banking System Inc	21,375	715,208
Columbia Equity Trust Inc †	15,100	265,458
Commercial Bankshares Inc †	1,600	56,448
Commercial Capital Bancorp Inc †	46,932	659,864
Commercial Net Lease Realty Inc	54,000	1,258,200
Community Bancorp *	9,500	294,215
Community Bank System Inc †	28,800	643,104
Community Banks Inc †	28,063	798,673
Community Trust Bancorp Inc	13,485	457,142
CompuCredit Corp * †	19,000	699,390
Corporate Office Properties Trust †	30,800	1,408,792
Corus Bankshares Inc †	21,300	1,266,072
Cousins Properties Inc †	37,700	1,260,311
Covanta Holding Corp * †	113,530	1,892,545
Crawford & Co ‘B’ †	24,800	148,800
CVB Financial Corp †	59,569	1,018,630
CyberSource Corp *	28,400	316,944
Deerfield Triarc Capital Corp	27,300	368,277
Delphi Financial Group Inc ‘A’	29,660	1,531,346
Delta Financial Corp †	2,600	24,830
DiamondRock Hospitality Co	38,100	526,161
Digital Insight Corp * †	39,900	1,452,360
Digital Realty Trust Inc †	1,000	28,170
Dime Community Bancshares Inc †	37,075	532,768
Direct General Corp †	21,500	365,715
Donegal Group Inc ‘A’	7,333	191,318
Doral Financial Corp †	96,800	1,118,040
EastGroup Properties Inc †	23,200	1,100,608
ECC Capital Corp †	60,500	91,960
Education Realty Trust Inc †	21,800	333,540
eFunds Corp * †	54,500	1,408,280
Electro Rent Corp *	12,700	215,900
EMC Insurance Group Inc †	700	19,509
Encore Capital Group Inc * †	19,200	283,200
Enterprise Financial Services Corp †	2,400	65,736
Entertainment Properties Trust †	30,000	1,259,400
Equity Inns Inc †	65,000	1,053,000
Equity Lifestyle Properties Inc †	21,200	1,054,700
Equity One Inc †	33,200	815,392
eSpeed Inc ‘A’ * †	30,800	245,476
EuroBancshares Inc * †	5,600	66,024
Euronet Worldwide Inc * †	29,900	1,131,117
Extra Space Storage Inc †	39,550	679,864
F.N.B. Corp FL †	52,840	903,564
FactSet Research Systems Inc †	32,749	1,452,418
Farmers Capital Bank Corp	3,400	107,508
FBL Financial Group Inc ‘A’	9,928	342,020
Federal Agricultural Mortgage Corp ‘C’	16,800	494,256
FelCor Lodging Trust Inc †	55,500	1,171,050
Fidelity Bankshares Inc †	25,550	859,246
Fieldstone Investment Corp	51,800	611,240
Financial Federal Corp †	28,049	821,836
Financial Institutions Inc †	4,800	90,672
First Acceptance Corp * †	12,600	167,580
First BanCorp	79,530	982,991
First Bancorp NC	8,400	187,992
First Busey Corp †	10,500	221,550
First Cash Financial Services Inc * †	37,400	747,626
First Charter Corp †	30,300	748,410
First Citizens BancShares Inc ‘A’ †	6,900	1,331,700
First Commonwealth Financial Corp †	74,214	1,087,977
First Community Bancorp	16,700	962,922
First Community Bancshares Inc †	9,848	314,939
First Defiance Financial Corp †	2,900	76,386
First Financial Bancorp †	33,442	556,475
First Financial Bankshares Inc †	18,116	693,843
First Financial Corp †	15,400	458,920
First Financial Holdings Inc †	14,300	453,310
First Indiana Corp	20,113	561,153
First Industrial Realty Trust Inc †	48,800	2,083,272
First Merchants Corp †	17,006	450,999
First Midwest Bancorp Inc †	48,558	1,775,766
First Niagara Financial Group Inc †	122,783	1,799,999
First Oak Brook Bancshares Inc †	3,600	96,300
First Place Financial Corp	9,200	228,160
First Potomac Realty Trust	17,500	494,375
First Regional Bancorp * †	4,600	409,998
First Republic Bank †	22,950	867,969
First South Bancorp Inc VA †	1,300	49,231
First State Bancorp	23,200	616,192
FirstFed Financial Corp * †	17,500	1,046,675
Flagstar Bancorp Inc †	34,400	519,440
Flushing Financial Corp †	16,525	288,526
FNB Corp	4,700	159,706
FPIC Insurance Group Inc * †	10,800	408,240
Franklin Bank Corp * †	19,300	371,139
Fremont General Corp †	64,300	1,386,308
Frontier Financial Corp †	22,499	743,367
GAMCO Investors Inc ‘A’ †	7,500	299,625
GATX Corp †	46,700	1,928,243
GB&T Bancshares Inc †	7,574	169,279
Getty Realty Corp †	15,900	462,690
GFI Group Inc * †	6,200	321,842
Glacier Bancorp Inc †	33,106	1,027,941
Gladstone Capital Corp †	17,700	381,435
Gladstone Investment Corp †	18,100	273,310
Glenborough Realty Trust Inc †	28,300	615,525
Glimcher Realty Trust †	40,400	1,147,360
Global Cash Access Inc * †	17,200	301,344
GMH Communities Trust	42,260	491,906
Gold Banc Corp Inc	51,000	934,320
Government Properties Trust Inc †	36,300	346,302
Gramercy Capital Corp	8,950	223,124
Great American Financial Resources Inc	8,950	176,584
Great Southern Bancorp Inc †	9,500	274,360
Greater Bay Bancorp †	54,300	1,506,282
Greene County Bancshares Inc †	11,600	338,836
Greenhill & Co Inc †	11,100	733,821
Hancock Holding Co †	28,400	1,321,168
Hanmi Financial Corp †	34,438	621,950
Harbor Florida Bancshares Inc †	25,800	977,046
Harleysville Group Inc	20,600	611,614
Harleysville National Corp †	31,390	713,809
Harris & Harris Group Inc * †	24,800	345,960
HealthExtras Inc *	22,700	801,310
Heartland Financial USA Inc †	7,850	185,260
Heritage Commerce Corp †	19,600	490,000
Heritage Property Investment Trust Inc †	26,700	1,057,053
Hersha Hospitality Trust †	35,000	342,650
Highland Hospitality Corp †	30,200	383,842
Highwoods Properties Inc †	61,540	2,075,744
Hilb Rogal & Hobbs Co †	34,000	1,401,480
Home Properties Inc	36,600	1,870,260
HomeBanc Corp †	45,700	401,703
Homestore Inc *	156,300	1,025,328
Horace Mann Educators Corp	52,400	985,120
Horizon Financial Corp †	10,700	273,492
Huntington Bancshares Inc	39	941
Huron Consulting Group Inc * †	3,000	90,870
Hypercom Corp * †	55,800	518,940
IBERIABANK Corp	11,625	657,626
Impac Mortgage Holdings Inc †	86,000	829,040
Independence Holding Co	3,700	85,322
Independent Bank Corp MA	15,200	488,680
Independent Bank Corp MI †	26,197	745,305
Infinity Property & Casualty Corp	21,700	905,758

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Inland Real Estate Corp †	63,100	$1,029,161
Innkeepers USA Trust †	45,400	769,530
Integra Bank Corp	20,800	475,488
Interchange Financial Services Corp NJ †	12,875	244,625
IntercontinentalExchange Inc * †	21,600	1,491,480
International Securities Exchange Inc †	7,900	329,035
Interpool Inc	2,900	58,580
Investment Technology Group Inc * †	47,900	2,385,420
Investors Bancorp Inc *	59,600	830,824
Investors Real Estate Trust	48,200	459,828
iPayment Inc *	15,400	659,890
Irwin Financial Corp †	19,300	373,069
ITLA Capital Corp †	8,600	414,692
Jack Henry & Associates Inc †	69,900	1,598,613
JER Investors Trust Inc †	13,300	221,046
John H. Harland Co †	32,600	1,281,180
Jones Lang LaSalle Inc †	36,300	2,778,402
Kansas City Life Insurance Co	2,000	102,480
Kearny Financial Corp †	23,200	318,536
Kilroy Realty Corp †	30,700	2,371,882
Kite Realty Group Trust †	21,510	343,084
KMG America Corp * †	11,800	101,008
KNBT Bancorp Inc	27,800	454,530
Knight Capital Group Inc ‘A’ *	126,600	1,763,538
Kronos Inc * †	36,312	1,357,706
LaBranche & Co Inc * †	68,900	1,089,309
Lakeland Bancorp Inc †	10,602	164,967
Lakeland Financial Corp †	9,700	453,475
LandAmerica Financial Group Inc †	19,700	1,336,645
LaSalle Hotel Properties	31,800	1,303,800
Lexington Corporate Properties Trust †	48,900	1,019,565
LTC Properties Inc †	16,800	390,768
Luminent Mortgage Capital Inc	40,600	329,266
Macatawa Bank Corp †	8,096	306,919
MAF Bancorp Inc	34,461	1,508,358
Maguire Properties Inc	33,900	1,237,350
Main Street Banks Inc	15,700	406,316
MainSource Financial Group Inc †	18,605	351,634
MarketAxess Holdings Inc * †	30,900	371,727
Marlin Business Services Corp * †	2,000	44,200
MB Financial Inc †	19,950	706,230
MBT Financial Corp †	9,754	163,867
MCG Capital Corp †	58,500	825,435
McGrath RentCorp	17,500	526,050
Medical Properties Trust Inc †	14,000	151,200
Mercantile Bank Corp	11,155	436,160
Mercantile Bankshares Corp	2	58
MeriStar Hospitality Corp * †	87,300	906,174
MFA Mortgage Investments Inc	96,500	612,775
Mid-America Apartment Communities Inc	20,100	1,100,475
Mid-State Bancshares †	29,000	853,470
Midwest Banc Holdings Inc †	12,000	311,280
MoneyGram International Inc	86,100	2,644,992
Morningstar Inc * †	11,900	532,763
MortgageIT Holdings Inc	3,150	34,114
Nara Bancorp Inc	27,300	479,115
NASB Financial Inc †	500	17,130
National Financial Partners Corp †	34,700	1,961,244
National Health Investors Inc †	24,900	632,460
National Health Realty Inc †	600	11,952
National Penn Bancshares Inc †	39,091	831,862
National Western Life Insurance Co ‘A’ †	2,000	464,580
Nationwide Health Properties Inc	76,900	1,653,350
Navigators Group Inc *	9,400	466,240
NBC Capital Corp †	4,641	106,418
NBT Bancorp Inc †	33,795	785,734
NCO Group Inc * †	28,600	679,250
NetBank Inc †	58,300	422,092
NewAlliance Bancshares Inc †	111,800	1,613,274
Newcastle Investment Corp †	44,000	1,052,480
Newkirk Realty Trust Inc †	16,800	303,912
NGP Capital Resources Co †	10,082	137,115
Northern Empire Bankshares * †	4,100	103,525
NorthStar Realty Finance Corp †	8,900	97,455
Northwest Bancorp Inc †	16,100	398,636
NovaStar Financial Inc †	31,400	1,050,016
OceanFirst Financial Corp	6,255	153,248
Ocwen Financial Corp * †	36,500	373,030
Odyssey Re Holdings Corp †	7,100	154,070
Ohio Casualty Corp	71,900	2,279,230
Old National Bancorp IN †	76,795	1,661,844
Old Second Bancorp Inc	15,166	497,900
Omega Financial Corp †	12,600	426,636
Omega Healthcare Investors Inc	54,200	759,884
One Liberty Properties Inc	14,500	287,535
Online Resources Corp *	14,300	185,900
Opteum Inc ‘A’ †	13,300	113,848
optionsXpress Holdings Inc †	21,900	636,852
Oriental Financial Group Inc †	29,613	427,908
Origen Financial Inc †	11,100	67,488
Pacific Capital Bancorp	48,687	1,647,568
Park National Corp †	12,934	1,377,471
Parkway Properties Inc †	14,900	650,832
Partners Trust Financial Group Inc †	40,268	479,995
Peapack-Gladstone Financial Corp †	5,962	152,687
PennFed Financial Services Inc †	9,692	185,796
Pennsylvania Commerce Bancorp Inc * †	700	21,105
Pennsylvania REIT †	35,942	1,581,448
Peoples Bancorp Inc †	14,995	449,850
PFF Bancorp Inc †	25,170	848,481
PICO Holdings Inc *	6,300	207,207
Pinnacle Financial Partners Inc * †	13,100	359,464
Piper Jaffray Cos *	20,500	1,127,500
Placer Sierra Bancshares †	4,200	119,910
PMA Capital Corp ‘A’ * †	40,200	409,236
Portfolio Recovery Associates Inc * †	19,400	908,502
Post Properties Inc †	44,800	1,993,600
Preferred Bank	7,600	383,724
PremierWest Bancorp †	5,800	107,300
Presidential Life Corp †	21,800	553,938
PRG-Schultz International Inc * †	49,050	29,911
PrivateBancorp Inc †	20,200	838,098
ProAssurance Corp * †	29,850	1,552,200
Prosperity Bancshares Inc †	18,700	564,927
Provident Bankshares Corp †	39,208	1,429,132
Provident Financial Holdings Inc †	5,200	169,520
Provident Financial Services Inc †	77,089	1,395,311
Provident New York Bancorp †	36,234	469,955
PS Business Parks Inc †	14,900	833,208
QC Holdings Inc * †	500	6,315
R&G Financial Corp ‘B’ †	34,500	436,770
RAIT Investment Trust †	31,100	878,264
Ramco-Gershenson Properties Trust †	14,268	431,892
Redwood Trust Inc †	20,900	905,388
Renasant Corp	7,046	260,279
Republic Bancorp Inc KY ‘A’ †	8,754	177,878
Republic Bancorp Inc MI †	81,763	984,427
RLI Corp †	22,200	1,272,060
Rockville Financial Inc * †	20,100	288,033
Royal Bancshares of Pennsylvania Inc ‘A’ †	3,413	83,687
S&T Bancorp Inc †	27,000	987,660
S.Y. Bancorp Inc †	8,500	224,570
S1 Corp * †	87,618	441,595
Safety Insurance Group Inc †	11,400	520,524
Sanders Morris Harris Group Inc †	13,500	216,540
Sandy Spring Bancorp Inc	15,550	590,744
Santander BanCorp †	2,715	68,961
Saul Centers Inc	14,800	649,868

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Saxon Capital Inc †	53,000	$553,320
SCBT Financial Corp	6,615	232,054
Seacoast Banking Corp of Florida †	12,310	358,344
Security Bank Corp †	4,700	118,769
Selective Insurance Group Inc †	32,800	1,738,400
Senior Housing Properties Trust	61,100	1,105,910
Sierra Bancorp †	300	7,728
Signature Bank *	18,000	586,620
Simmons First National Corp ‘A’	12,600	374,976
Sizeler Property Investors Inc †	9,500	140,220
Sotheby’s Holdings Inc ‘A’ * †	50,500	1,466,520
Sound Federal Bancorp Inc †	3,700	76,183
Southside Bancshares Inc †	10,903	220,572
Southwest Bancorp Inc	20,900	464,816
Sovran Self Storage Inc	16,900	932,880
Spirit Finance Corp †	71,800	875,960
State Auto Financial Corp	10,400	350,584
State Bancorp Inc †	5,284	80,792
Sterling Bancorp	19,292	397,415
Sterling Bancshares Inc	57,050	1,029,752
Sterling Financial Corp PA †	33,163	724,280
Sterling Financial Corp WA †	42,300	1,226,700
Stewart Information Services Corp †	18,100	852,148
Stifel Financial Corp * †	3,500	152,845
Strategic Hotels & Resorts Inc †	66,450	1,546,956
Suffolk Bancorp †	12,400	430,280
Summit Bancshares Inc TX †	3,600	69,372
Summit Financial Group Inc †	1,500	30,210
Sun Bancorp Inc NJ *	11,970	233,415
Sun Communities Inc	17,200	608,020
Sunstone Hotel Investors Inc †	30,600	886,482
Susquehanna Bancshares Inc †	49,471	1,274,868
SVB Financial Group * †	40,400	2,143,220
SWS Group Inc	17,130	447,950
Tanger Factory Outlet Centers Inc †	34,400	1,183,704
Tarragon Corp * †	6,850	136,315
Taubman Centers Inc †	53,800	2,241,846
Taylor Capital Group Inc	800	31,352
Technology Investment Capital Corp	5,400	78,516
Texas Capital Bancshares Inc *	23,700	568,800
Texas Regional Bancshares Inc ‘A’	53,018	1,563,495
The Banc Corp * †	2,700	31,995
The Bancorp Inc *	9,670	237,398
The Enstar Group Inc * †	1,400	125,636
The Midland Co †	7,300	255,354
The NASDAQ Stock Market Inc * †	49,500	1,981,980
The Phoenix Cos Inc †	100,900	1,644,670
The Town & Country Trust †	23,300	945,747
TierOne Corp †	24,500	831,775
TNS Inc *	9,000	190,620
Tompkins Trustco Inc †	9,119	439,080
Tower Group Inc †	10,100	233,310
TradeStation Group Inc * †	30,300	418,746
Triad Guaranty Inc * †	9,100	426,790
Trico Bancshares †	12,900	365,328
TrustCo Bank Corp NY †	79,908	972,480
Trustmark Corp	50,200	1,588,328
Trustreet Properties Inc †	70,800	1,075,452
U.S.B. Holding Co Inc †	10,850	248,899
UCBH Holdings Inc †	104,700	1,980,924
UICI	42,100	1,557,279
UMB Financial Corp	17,141	1,203,812
Umpqua Holdings Corp †	52,838	1,505,883
Union Bankshares Corp †	9,300	425,103
United Bankshares Inc	39,800	1,523,146
United Community Banks Inc †	28,049	789,579
United Community Financial Corp †	28,724	348,135
United Fire & Casualty Co †	19,700	648,130
United PanAm Financial Corp *	5,200	160,680
United Rentals Inc * †	66,300	2,287,350
United Security Bancshares Inc †	2,000	53,580
Universal American Financial Corp *	30,100	463,540
Universal Health Realty Income Trust	16,100	588,133
Univest Corp of Pennsylvania †	9,599	244,391
Urstadt Biddle Properties Inc ‘A’ †	22,300	401,400
USI Holdings Corp *	38,500	621,005
U-Store-It Trust	44,580	898,287
Value Line Inc †	300	11,100
Vineyard National Bancorp †	12,200	357,460
Virginia Commerce Bancorp Inc * †	10,231	367,804
Virginia Financial Group Inc †	11,643	465,953
W Holding Co Inc †	104,200	820,054
Waddell & Reed Financial Inc ‘A’ †	74,000	1,709,400
Washington REIT †	43,900	1,594,448
Washington Trust Bancorp Inc	15,000	421,050
WesBanco Inc †	24,100	790,721
West Bancorp Inc †	17,769	352,359
West Coast Bancorp	15,700	438,815
Westamerica Bancorp †	34,800	1,806,816
Western Sierra Bancorp †	7,067	320,418
Westfield Financial Inc †	2,200	54,340
Williams Scotsman International Inc * †	17,200	430,860
Wilshire Bancorp Inc †	16,400	304,876
Winston Hotels Inc †	26,400	300,168
Wintrust Financial Corp †	27,600	1,605,492
World Acceptance Corp *	23,600	646,640
Wright Express Corp * †	42,700	1,197,735
WSFS Financial Corp	8,700	546,621
Yardville National Bancorp †	13,000	478,400
Zenith National Insurance Corp	22,450	1,080,518
ZipRealty Inc * †	500	4,390

		313,404,192

Health Care - 10.53%
Aastrom Biosciences Inc * †	132,700	269,381
Abaxis Inc * †	16,500	374,220
Abgenix Inc * †	103,400	2,326,500
ABIOMED Inc * †	13,100	168,990
ACADIA Pharmaceuticals Inc * †	7,800	124,644
Adams Respiratory Therapeutics Inc * †	8,700	345,999
Adeza Biomedical Corp * †	10,100	213,413
Adolor Corp * †	48,700	1,159,060
Albany Molecular Research Inc * †	32,500	330,200
Alexion Pharmaceuticals Inc * †	32,600	1,154,692
Align Technology Inc * †	65,200	597,884
Alkermes Inc * †	95,900	2,114,595
Alliance Imaging Inc * †	7,400	47,656
Allied Healthcare International Inc * †	20,200	97,970
Allscripts Healthcare Solutions Inc * †	33,500	613,385
Alpharma Inc ‘A’	37,400	1,003,068
Amedisys Inc * †	19,700	684,575
America Service Group Inc * †	15,700	204,571
American Dental Partners Inc * †	6,000	81,000
American Medical Systems Holdings Inc * †	73,300	1,649,250
American Retirement Corp *	29,400	753,228
AmSurg Corp * †	36,000	816,840
Amylin Pharmaceuticals Inc * †	120,400	5,893,580
Analogic Corp	14,600	966,520
Andrx Corp * †	72,900	1,730,646
Antigenics Inc * †	31,900	87,406
Applera Corp-Celera Genomics Group * †	79,199	925,836
Apria Healthcare Group Inc * †	55,900	1,284,582
Arena Pharmaceuticals Inc * †	48,100	871,091
ARIAD Pharmaceuticals Inc * †	68,100	448,098
ArQule Inc * †	22,700	130,298
Array BioPharma Inc * †	20,400	186,456
Arrow International Inc †	21,800	712,206
ArthroCare Corp * †	28,800	1,377,216

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Aspect Medical Systems Inc * †	17,300	$474,712
AtheroGenics Inc * †	44,500	726,240
AVANIR Pharmaceuticals ‘A’ *	22,199	324,549
Barrier Therapeutics Inc * †	18,600	180,048
Bentley Pharmaceuticals Inc * †	13,300	174,895
Bioenvision Inc * †	53,200	379,316
BioMarin Pharmaceutical Inc *	77,700	1,042,734
Bio-Rad Laboratories Inc ‘A’ * †	18,200	1,134,770
Bio-Reference Laboratories Inc * †	10,800	194,832
BioScrip Inc * †	26,000	187,460
Biosite Inc * †	17,900	929,547
Brookdale Senior Living Inc †	12,400	468,100
Bruker BioSciences Corp * †	21,100	113,940
Caliper Life Sciences Inc * †	13,800	88,320
Candela Corp *	21,900	473,040
Cantel Medical Corp *	6,300	103,257
Caraco Pharmaceutical Laboratories Ltd * †	4,400	57,200
Cell Genesys Inc * †	60,700	484,386
Cell Therapeutics Inc * †	68,500	130,835
Centene Corp * †	48,100	1,403,077
Cepheid * †	45,100	413,116
Chattem Inc * †	21,100	794,415
Coley Pharmaceutical Group Inc * †	7,200	109,080
Computer Programs & Systems Inc †	11,000	550,000
CONMED Corp * †	35,550	680,782
Connetics Corp * †	39,400	667,042
Conor Medsystems Inc * †	8,800	258,720
CorVel Corp * †	7,200	158,544
CoTherix Inc * †	5,700	52,098
Cubist Pharmaceuticals Inc * †	56,500	1,297,805
CuraGen Corp * †	61,700	309,117
Curis Inc * †	33,800	80,444
CV Therapeutics Inc * †	44,200	975,936
Cyberonics Inc * †	20,900	538,593
Cypress Bioscience Inc * †	37,800	238,140
Datascope Corp †	13,200	522,192
deCODE genetics Inc * †	66,600	577,422
Dendreon Corp * †	62,900	296,259
DexCom Inc * †	200	4,054
Diagnostic Products Corp †	24,000	1,143,120
Digene Corp * †	15,900	621,690
Discovery Laboratories Inc * †	56,800	416,344
Diversa Corp * †	24,800	225,928
dj Orthopedics Inc * †	19,500	775,320
Dov Pharmaceutical Inc * †	28,400	453,832
DURECT Corp * †	54,800	348,528
DUSA Pharmaceuticals Inc * †	25,800	182,148
Eclipsys Corp *	40,100	946,761
Encore Medical Corp * †	29,500	151,040
Encysive Pharmaceuticals Inc * †	62,300	304,647
Enzo Biochem Inc * †	24,051	324,688
Enzon Pharmaceuticals Inc * †	57,500	465,750
EPIX Pharmaceuticals Inc * †	33,900	118,650
eResearchTechnology Inc * †	53,624	771,649
ev3 Inc * †	10,500	185,955
Exelixis Inc * †	70,100	841,901
First Horizon Pharmaceutical Corp * †	29,300	738,653
FoxHollow Technologies Inc * †	17,300	528,515
Genesis HealthCare Corp *	19,600	861,224
Genitope Corp *	18,200	158,340
Gentiva Health Services Inc *	30,200	549,942
Geron Corp * †	67,800	563,418
Greatbatch Inc * †	22,900	501,739
GTx Inc * †	1,000	10,920
Haemonetics Corp * †	27,500	1,396,175
Healthcare Services Group Inc †	34,347	733,652
HealthTronics Inc *	29,500	243,965
Healthways Inc * †	36,000	1,833,840
Hi-Tech Pharmacal Co Inc *	12,000	338,400
Hologic Inc * †	46,400	2,568,240
Hooper Holmes Inc †	56,100	162,129
Horizon Health Corp *	6,800	134,640
Human Genome Sciences Inc * †	142,700	1,551,149
ICOS Corp * †	63,200	1,393,560
ICU Medical Inc * †	15,300	553,707
Idenix Pharmaceuticals Inc * †	8,500	115,345
I-Flow Corp * †	17,100	227,772
Illumina Inc * †	38,100	904,875
Immucor Inc *	48,229	1,383,690
ImmunoGen Inc * †	49,400	214,396
Incyte Corp * †	88,200	530,964
Inspire Pharmaceuticals Inc * †	44,700	233,781
Integra LifeSciences Holdings Corp * †	23,500	963,030
InterMune Inc * †	32,700	606,258
IntraLase Corp * †	18,500	429,200
Introgen Therapeutics Inc * †	31,200	165,672
Intuitive Surgical Inc *	35,000	4,130,000
Invacare Corp	32,400	1,006,344
Inverness Medical Innovations Inc * †	15,100	433,823
IRIS International Inc *	21,500	336,045
Isis Pharmaceuticals Inc * †	78,600	708,186
Ista Pharmaceuticals Inc * †	23,800	151,130
Kensey Nash Corp * †	13,900	397,540
Keryx Biopharmaceuticals Inc * †	28,800	550,368
Kindred Healthcare Inc * †	27,400	689,110
KV Pharmaceutical Co ‘A’ * †	37,050	893,646
Kyphon Inc * †	29,000	1,078,800
Landauer Inc †	9,400	472,068
Laserscope * †	21,500	508,475
LCA-Vision Inc †	22,400	1,122,464
Lexicon Genetics Inc * †	63,900	354,006
LifeCell Corp * †	36,400	820,820
Luminex Corp * †	24,200	359,612
Magellan Health Services Inc *	32,400	1,311,228
MannKind Corp * †	18,800	384,272
Marshall Edwards Inc * †	1,000	5,580
Martek Biosciences Corp * †	35,300	1,158,899
Matria Healthcare Inc * †	24,962	947,558
Maxygen Inc * †	21,000	173,880
Medarex Inc * †	117,500	1,553,350
MedCath Corp * †	7,800	149,136
Medicines Co * †	53,500	1,100,495
Medicis Pharmaceutical Corp ‘A’ †	54,200	1,766,920
Mentor Corp †	37,300	1,690,063
Meridian Bioscience Inc †	10,200	275,196
Merit Medical Systems Inc *	28,265	339,463
MGI PHARMA Inc * †	71,800	1,256,500
Molecular Devices Corp * †	22,900	759,364
Molina Healthcare Inc * †	9,500	317,965
Momenta Pharmaceuticals Inc * †	12,700	249,682
Monogram Biosciences Inc * †	102,200	188,048
Myogen Inc * †	9,100	329,693
Myriad Genetics Inc * †	34,600	902,714
Nabi Biopharmaceuticals * †	62,500	352,500
Nanogen Inc * †	70,600	213,212
Nastech Pharmaceutical Co Inc * †	24,700	444,600
National Healthcare Corp †	5,300	212,424
Nektar Therapeutics * †	86,600	1,764,908
Neopharm Inc * †	22,427	187,490
Neurocrine Biosciences Inc * †	36,500	2,355,710
Neurogen Corp * †	19,200	118,848
NeuroMetrix Inc * †	10,500	408,870
New River Pharmaceuticals Inc *	7,800	259,038
NitroMed Inc * †	18,800	157,920
Northfield Laboratories Inc * †	24,900	249,000
Noven Pharmaceuticals Inc * †	29,800	536,698
NPS Pharmaceuticals Inc * †	41,200	351,848
NuVasive Inc * †	22,200	418,470

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Nuvelo Inc *	39,566	$705,066
Odyssey HealthCare Inc * †	42,650	734,006
Onyx Pharmaceuticals Inc * †	35,900	942,734
Option Care Inc †	30,275	428,088
OraSure Technologies Inc * †	56,000	576,800
Orchid Cellmark Inc * †	19,400	111,356
Owens & Minor Inc †	44,700	1,464,819
Pain Therapeutics Inc * †	40,500	440,235
PainCare Holdings Inc * †	41,600	79,456
Palomar Medical Technologies Inc * †	21,500	719,175
Par Pharmaceutical Cos Inc * †	36,000	1,014,480
PAREXEL International Corp * †	32,700	864,588
Pediatrix Medical Group Inc * †	26,100	2,678,904
Penwest Pharmaceuticals Co * †	29,300	635,517
Perrigo Co †	82,200	1,340,682
Per-Se Technologies Inc * †	37,956	1,011,907
Pharmion Corp * †	23,000	414,460
Phase Forward Inc * †	35,300	393,242
PolyMedica Corp †	25,574	1,083,315
POZEN Inc * †	34,400	574,480
PRA International * †	8,000	198,320
Progenics Pharmaceuticals Inc * †	15,000	397,350
PSS World Medical Inc *	78,600	1,516,194
Psychiatric Solutions Inc * †	55,200	1,828,776
Quality Systems Inc †	19,600	648,760
Radiation Therapy Services Inc * †	8,900	227,039
Regeneron Pharmaceuticals Inc * †	36,900	613,647
RehabCare Group Inc *	18,400	346,840
Renovis Inc * †	25,400	541,528
Res-Care Inc *	14,900	273,862
Rigel Pharmaceuticals Inc * †	16,700	191,883
Salix Pharmaceuticals Ltd * †	48,000	792,480
Savient Pharmaceuticals Inc * †	83,300	443,989
Seattle Genetics Inc * †	43,400	223,944
Serologicals Corp * †	37,600	919,696
SFBC International Inc * †	17,100	416,898
Somanetics Corp * †	14,800	326,784
SonoSite Inc * †	16,400	666,496
StemCells Inc * †	83,600	299,288
Stereotaxis Inc * †	3,400	42,874
STERIS Corp	70,700	1,744,876
Sunrise Senior Living Inc * †	40,200	1,566,594
SuperGen Inc * †	51,100	290,248
SurModics Inc * †	18,600	657,696
Sybron Dental Specialties Inc * †	43,532	1,795,260
Symbion Inc * †	13,700	310,305
Symmetry Medical Inc *	8,800	186,648
Tanox Inc * †	31,900	619,498
Telik Inc * †	59,900	1,159,664
Tercica Inc * †	3,000	20,100
ThermoGenesis Corp * †	37,100	150,255
Thoratec Corp * †	53,587	1,032,621
Trimeris Inc * †	19,300	260,743
TriPath Imaging Inc * †	23,500	164,030
U.S. Physical Therapy Inc *	18,200	311,402
United Surgical Partners International Inc * †	49,799	1,763,383
United Therapeutics Corp * †	23,500	1,557,580
Ventana Medical Systems Inc * †	31,300	1,307,401
Vertex Pharmaceuticals Inc * †	119,200	4,361,528
ViaCell Inc * †	15,900	87,609
Viasys Healthcare Inc *	33,100	995,648
VistaCare Inc ‘A’ * †	16,300	252,650
Vital Images Inc * †	7,400	252,192
Vital Signs Inc	5,800	318,594
WebMD Health Corp ‘A’ * †	7,800	324,792
WellCare Health Plans Inc * †	16,650	756,576
West Pharmaceutical Services Inc †	30,400	1,055,488
Wright Medical Group Inc * †	27,600	545,100
Young Innovations Inc	1,900	69,388
ZOLL Medical Corp *	14,000	368,760
ZymoGenetics Inc * †	22,700	490,774

		165,026,555

Integrated Oils - 0.21%
Delta Petroleum Corp * †	39,300	826,086
Giant Industries Inc * †	15,300	1,063,962
KCS Energy Inc * †	52,900	1,375,400

		3,265,448

Materials & Processing - 9.45%
A. Schulman Inc	39,500	977,625
A.M. Castle & Co †	5,400	159,300
AAON Inc * †	4,700	112,377
Acuity Brands Inc †	47,600	1,904,000
AK Steel Holding Corp * †	119,800	1,797,000
Albany International Corp ‘A’ †	29,928	1,139,958
Aleris International Inc * †	32,700	1,571,889
Alico Inc †	4,000	181,760
AMCOL International Corp †	22,900	659,520
American Vanguard Corp †	11,300	345,215
Ameron International Corp †	9,000	659,070
Apogee Enterprises Inc †	38,500	649,880
Arch Chemicals Inc †	22,200	674,880
Armor Holdings Inc * †	33,600	1,958,544
Avatar Holdings Inc * †	5,400	329,400
Balchem Corp	6,450	148,802
Barnes Group Inc †	19,100	773,550
Beacon Roofing Supply Inc * †	12,800	520,192
Bluegreen Corp *	17,400	230,028
BlueLinx Holdings Inc	10,300	164,800
Bowater Inc †	56,200	1,662,396
Brady Corp ‘A’	39,300	1,472,178
Brookfield Homes Corp †	15,405	798,903
Brush Engineered Materials Inc * †	19,700	389,075
Buckeye Technologies Inc *	25,300	228,965
Builders FirstSource Inc *	13,400	304,314
Building Materials Holding Corp †	32,600	1,161,864
Cabot Microelectronics Corp * †	25,500	946,050
Calgon Carbon Corp †	38,600	237,390
California Coastal Communities Inc *	4,700	174,370
Cambrex Corp †	25,700	502,178
Caraustar Industries Inc * †	36,400	374,556
Carpenter Technology Corp	25,300	2,391,356
Century Aluminum Co * †	24,100	1,023,045
Ceradyne Inc * †	27,575	1,375,992
CF Industries Holdings Inc	45,000	764,550
Chaparral Steel Co * †	26,200	1,700,904
Chesapeake Corp	20,900	290,092
CIRCOR International Inc	11,600	338,720
CLARCOR Inc †	59,300	2,111,080
Clean Harbors Inc * †	18,400	545,928
Cleveland-Cliffs Inc †	24,100	2,099,592
Coeur d’Alene Mines Corp * †	269,000	1,764,640
Comfort Systems USA Inc †	32,100	433,350
Commercial Metals Co	66,100	3,535,689
Compass Minerals International Inc †	15,700	392,343
Consolidated-Tomoka Land Co †	6,000	372,780
Corn Products International Inc †	79,800	2,359,686
Delta & Pine Land Co †	41,420	1,249,227
Deltic Timber Corp †	11,300	684,780
DHB Industries Inc * †	27,900	133,362
Drew Industries Inc *	16,200	575,910
Dycom Industries Inc * †	45,500	966,875
Dynamic Materials Corp	9,200	327,888
Eagle Materials Inc †	62,700	3,997,752
ElkCorp †	24,250	818,438
EMCOR Group Inc *	34,200	1,698,372
Encore Wire Corp * †	16,950	574,266

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Energy Conversion Devices Inc * †	21,400	$1,052,452
EnerSys * †	40,200	554,760
Ennis Inc †	19,800	386,100
Ferro Corp †	47,700	954,000
Georgia Gulf Corp †	36,200	940,838
Gibraltar Industries Inc	25,099	739,417
Glatfelter †	35,900	658,047
Gold Kist Inc *	49,600	626,944
GrafTech International Ltd * †	107,500	655,750
Granite Construction Inc †	36,750	1,788,990
Graphic Packaging Corp * †	65,600	135,792
Greif Inc ‘A’ †	14,400	985,248
Griffon Corp * †	33,270	826,427
H.B. Fuller Co †	32,700	1,678,818
Hecla Mining Co * †	146,900	971,009
Hercules Inc * †	122,200	1,686,360
Hexcel Corp * †	56,700	1,245,699
Huttig Building Products Inc *	5,300	49,343
InfraSource Services Inc *	4,300	74,003
Innospec Inc	13,200	338,316
Innovo Group Inc * †	41,700	30,775
Insituform Technologies Inc ‘A’ * †	30,500	811,300
Interface Inc ‘A’ *	50,400	696,024
Interline Brands Inc * †	13,300	335,559
Jacuzzi Brands Inc * †	85,800	843,414
Kaydon Corp †	34,800	1,404,528
Kronos Worldwide Inc †	7,104	215,677
Layne Christensen Co * †	10,100	338,552
Lennox International Inc	52,800	1,576,608
Lone Star Technologies Inc * †	32,800	1,817,448
Longview Fibre Co †	58,100	1,501,304
LSI Industries Inc	19,500	332,280
MacDermid Inc †	29,500	948,425
Maverick Tube Corp * †	48,800	2,585,912
Medis Technologies Ltd * †	20,793	485,101
Mercer International Inc * †	17,400	161,994
Metal Management Inc †	27,600	873,540
Minerals Technologies Inc †	23,400	1,366,794
Mobile Mini Inc * †	37,400	1,156,408
Mueller Industries Inc	43,000	1,534,670
Myers Industries Inc †	29,579	472,968
NCI Building Systems Inc * †	25,500	1,524,135
Neenah Paper Inc †	11,787	386,024
NewMarket Corp †	13,300	632,947
NL Industries Inc †	9,000	95,670
NN Inc	19,000	245,290
NS Group Inc *	21,000	966,630
NuCO2 Inc *	7,100	225,354
Olin Corp †	75,548	1,622,016
OM Group Inc *	34,000	782,000
Oregon Steel Mills Inc * †	37,600	1,923,992
Perini Corp * †	13,600	413,032
Pioneer Cos Inc *	15,300	466,650
PolyOne Corp *	104,300	972,076
Potlatch Corp †	39,751	1,702,933
Quanex Corp †	29,100	1,938,933
Quanta Services Inc * †	121,000	1,938,420
RBC Bearings Inc *	9,300	190,650
Reliance Steel & Aluminum Co	30,350	2,850,472
Roanoke Electric Steel Corp	6,800	219,640
Rock-Tenn Co ‘A’ †	26,200	392,738
Rockwood Holdings Inc * †	22,300	513,346
Rogers Corp * †	19,200	1,046,016
Royal Gold Inc †	23,900	864,941
RTI International Metals Inc *	22,800	1,250,580
Ryerson Inc †	31,122	832,825
Schnitzer Steel Industries Inc ‘A’ †	27,050	1,159,092
Senomyx Inc * †	17,700	291,342
Silgan Holdings Inc †	23,000	923,910
Simpson Manufacturing Co Inc †	37,400	1,619,420
Spartech Corp †	30,900	741,600
Steel Dynamics Inc †	39,400	2,235,162
Steel Technologies Inc	16,900	410,670
Stepan Co	2,800	82,740
Stillwater Mining Co * †	33,810	556,513
Sunterra Corp * †	26,600	379,848
Superior Essex Inc * †	12,300	312,912
Symyx Technologies Inc *	34,600	959,804
Tejon Ranch Co * †	6,750	329,872
Terra Industries Inc * †	84,300	594,315
Texas Industries Inc †	26,200	1,584,838
The Andersons Inc †	3,800	297,274
The Dixie Group Inc * †	5,100	76,296
The Shaw Group Inc * †	77,800	2,365,120
The Standard Register Co †	18,300	283,650
Titanium Metals Corp * †	17,600	854,480
Trammell Crow Co * †	37,000	1,319,420
Tredegar Corp	29,300	466,163
Trex Co Inc * †	12,200	386,740
Tronox Inc ‘A’ †	20,000	339,200
UAP Holding Corp	27,000	580,500
Ultralife Batteries Inc * †	17,400	223,590
Universal Forest Products Inc	20,100	1,276,149
URS Corp * †	39,700	1,597,925
USEC Inc †	91,400	1,101,370
Valence Technology Inc * †	44,400	110,556
Valmont Industries Inc †	16,400	689,456
W.R. Grace & Co * †	71,000	944,300
Washington Group International Inc †	30,200	1,733,178
Watsco Inc	22,700	1,612,835
Wausau Paper Corp †	52,000	736,840
WD-40 Co †	22,400	691,040
Wellman Inc †	43,200	274,752
Westlake Chemical Corp †	9,700	335,135
Wheeling-Pittsburgh Corp * †	13,200	242,352
Worthington Industries Inc	66,400	1,331,984
Xerium Technologies Inc †	4,600	43,194
Zoltek Cos Inc * †	17,700	404,622

		148,071,709

Multi-Industry - 0.57%
GenCorp Inc * †	57,800	1,187,790
Kaman Corp	24,400	613,904
Lancaster Colony Corp †	28,600	1,201,200
Raven Industries Inc †	15,200	594,472
Sequa Corp ‘A’ * †	5,200	508,560
Trinity Industries Inc †	43,600	2,371,404
United Capital Corp *	900	22,392
Walter Industries Inc †	36,500	2,431,630

		8,931,352

Producer Durables - 7.48%
A.O. Smith Corp †	22,000	1,161,600
A.S.V. Inc * †	18,800	605,736
Actuant Corp ‘A’ †	29,800	1,824,356
ADE Corp * †	14,400	440,928
Advanced Energy Industries Inc *	24,400	344,772
AGCO Corp * †	89,700	1,860,378
Alamo Group Inc †	1,300	28,782
American Ecology Corp †	19,500	397,410
American Superconductor Corp * †	25,000	283,750
Applied Films Corp * †	16,800	326,424
Applied Industrial Technologies Inc †	35,050	1,563,230
Applied Signal Technology Inc	15,900	315,297
Argon ST Inc * †	6,300	211,239
ARRIS Group Inc * †	104,900	1,443,424
Artesyn Technologies Inc * †	44,800	490,560
Astec Industries Inc * †	15,900	570,810

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Asyst Technologies Inc *	51,600	$537,156
ATMI Inc * †	35,300	1,066,060
Audiovox Corp ‘A’ *	23,700	282,978
Axcelis Technologies Inc * †	115,600	677,416
Badger Meter Inc †	2,900	165,242
Baldor Electric Co †	33,700	1,141,419
BE Aerospace Inc * †	73,200	1,838,784
Belden CDT Inc †	55,975	1,524,199
Blount International Inc * †	25,000	402,750
Briggs & Stratton Corp †	51,300	1,814,481
Brooks Automation Inc * †	88,952	1,266,676
Bucyrus International Inc ‘A’ †	28,425	1,369,801
C&D Technologies Inc †	26,900	248,556
Cascade Corp †	12,200	644,770
C-COR Inc * †	50,700	443,118
Champion Enterprises Inc * †	80,300	1,201,288
Cognex Corp	45,500	1,348,620
Cohu Inc †	30,000	636,600
Color Kinetics Inc * †	7,200	152,496
Comstock Homebuilding Cos Inc ‘A’ * †	7,500	82,575
Crane Co †	50,400	2,066,904
Credence Systems Corp * †	91,840	674,106
CTS Corp †	40,300	539,214
Curtiss-Wright Corp †	22,400	1,482,880
Cymer Inc * †	38,500	1,749,440
Darling International Inc * †	63,300	296,244
Dionex Corp * †	21,500	1,321,820
Duratek Inc *	14,800	324,120
Electro Scientific Industries Inc *	36,311	803,562
EMCORE Corp * †	23,800	243,236
EnPro Industries Inc * †	22,300	764,890
Entegris Inc * †	111,893	1,190,542
ESCO Technologies Inc * †	29,600	1,499,240
Esterline Technologies Corp * †	25,000	1,068,750
FARO Technologies Inc * †	12,000	171,000
Federal Signal Corp †	59,800	1,106,300
FEI Co * †	25,400	504,190
Flanders Corp * †	14,800	172,864
Flowserve Corp *	56,800	3,313,712
Franklin Electric Co Inc †	20,100	1,098,465
Gardner Denver Inc * †	26,700	1,740,840
Gehl Co * †	15,000	496,800
General Cable Corp *	44,800	1,358,784
Genlyte Group Inc * †	25,500	1,737,570
Headwaters Inc * †	46,800	1,862,172
Heico Corp †	22,900	725,701
INNOTELCO Inc * +	3,250	—
InterDigital Communications Corp * †	60,500	1,483,460
Intevac Inc *	14,900	428,822
Itron Inc * †	26,700	1,597,995
JLG Industries Inc	112,000	3,448,480
K&F Industries Holdings Inc *	18,300	303,780
Kadant Inc * †	11,920	270,584
Keithley Instruments Inc †	12,100	185,856
Kennametal Inc	43,200	2,641,248
Kimball International Inc ‘B’ †	24,700	371,488
Knoll Inc †	11,700	249,444
Kulicke & Soffa Industries Inc *	65,500	624,870
Levitt Corp ‘A’ †	19,000	418,760
Lincoln Electric Holdings Inc †	38,300	2,067,817
Lindsay Manufacturing Co †	17,600	476,784
Littelfuse Inc *	23,800	812,294
LTX Corp *	65,100	351,540
M/I Homes Inc †	13,800	648,600
MasTec Inc * †	26,500	375,505
Mattson Technology Inc * †	38,100	457,200
Measurement Specialties Inc * †	8,600	224,890
Metrologic Instruments Inc * †	18,600	430,218
Mine Safety Appliances Co †	28,059	1,178,478
MKS Instruments Inc * †	35,900	841,137
Moog Inc ‘A’ *	40,162	1,425,349
MTC Technologies Inc * †	8,300	232,317
MTS Systems Corp	24,300	1,016,469
NACCO Industries Inc ‘A’ †	5,400	831,384
Nordson Corp †	26,000	1,296,360
Orbital Sciences Corp * †	59,000	933,380
Orleans Homebuilders Inc †	2,800	56,728
Palm Harbor Homes Inc * †	15,300	327,879
Paxar Corp *	37,300	729,961
Photon Dynamics Inc *	18,900	354,375
Photronics Inc * †	27,000	506,520
Plantronics Inc †	49,200	1,743,156
Polycom Inc * †	98,600	2,137,648
Powell Industries Inc *	7,200	156,816
Power-One Inc * †	73,600	529,920
Powerwave Technologies Inc * †	97,400	1,313,926
Preformed Line Products Co †	400	13,568
Presstek Inc * †	36,600	435,540
Regal-Beloit Corp †	30,000	1,268,100
Robbins & Myers Inc †	12,300	265,680
Rofin-Sinar Technologies Inc *	16,000	866,080
Rudolph Technologies Inc * †	28,511	486,113
SBA Communications Corp ‘A’ * †	90,550	2,119,776
Semitool Inc * †	14,800	168,276
Skyline Corp	7,200	297,936
Sonic Solutions * †	25,800	467,238
SpatiaLight Inc * †	19,200	67,968
SpectraLink Corp †	21,700	272,335
Standex International Corp †	13,900	440,074
Stewart & Stevenson Services Inc	36,400	1,327,872
Sun Hydraulics Corp †	10,800	230,904
Symmetricom Inc * †	57,000	487,350
TAL International Group Inc *	12,800	308,608
Taser International Inc * †	71,700	759,303
Technical Olympic USA Inc †	10,198	207,529
Technitrol Inc †	43,000	1,031,140
Tecumseh Products Co ‘A’ †	21,500	527,610
Teledyne Technologies Inc *	39,300	1,399,080
Tennant Co	8,700	455,184
Terayon Communication Systems Inc * †	81,600	149,328
The Gorman-Rupp Co	6,000	146,400
The Manitowoc Co Inc	33,950	3,094,542
The Middleby Corp * †	5,400	452,088
Triumph Group Inc *	15,400	681,604
TurboChef Technologies Inc * †	17,500	213,500
Ultratech Inc * †	25,400	621,792
United Industrial Corp †	13,900	846,927
Varian Semiconductor Equipment Associates Inc * †	58,649	1,646,864
Veeco Instruments Inc * †	31,600	737,860
Vicor Corp	20,400	402,492
Viisage Technology Inc * †	13,080	229,031
Watts Water Technologies Inc ‘A’ †	27,300	992,082
WCI Communities Inc * †	34,100	948,662
William Lyon Homes * †	3,900	373,152
Woodward Governor Co	31,200	1,037,400
X-Rite Inc †	22,400	297,472

		117,282,925

Technology - 13.31%
3Com Corp *	383,500	1,963,520
3D Systems Corp * †	9,600	205,152
Actel Corp * †	35,100	559,494
Acxiom Corp †	99,000	2,558,160
Adaptec Inc * †	135,900	751,527
ADTRAN Inc †	65,900	1,725,262
Advanced Analogic Technologies Inc * †	12,200	139,080
Advanced Digital Information Corp * †	73,100	641,818

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Aeroflex Inc * †	79,198	$1,087,389
Agile Software Corp * †	59,600	454,748
Agilysys Inc †	33,000	496,980
Altiris Inc *	23,400	515,034
American Reprographics Co *	14,200	492,598
American Science & Engineering Inc * †	10,800	1,008,720
AMICAS Inc * †	27,200	128,384
AMIS Holdings Inc * †	37,800	342,468
Amkor Technology Inc * †	121,100	1,046,304
Anaren Inc * †	26,700	519,849
Anixter International Inc †	36,700	1,753,526
Ansoft Corp *	3,400	141,746
ANSYS Inc * †	37,300	2,019,795
Anteon International Corp * †	27,300	1,489,488
Applied Digital Solutions Inc * †	45,900	133,110
Applied Micro Circuits Corp *	299,100	1,217,337
Arbinet-thexchange Inc * †	7,000	51,520
Ariba Inc * †	72,137	705,500
AsiaInfo Holdings Inc * †	52,400	262,000
Aspen Technology Inc * †	57,000	721,050
Atheros Communications Inc *	28,300	741,177
Atmel Corp *	416,699	1,966,819
Audible Inc * †	25,600	269,056
Avocent Corp * †	49,600	1,574,304
BearingPoint Inc * †	184,200	1,563,858
Bel Fuse Inc ‘B’	11,800	413,354
Bell Microproducts Inc * †	40,700	250,712
Benchmark Electronics Inc * †	44,200	1,695,070
Black Box Corp †	20,200	970,610
Blackbaud Inc	3,056	64,757
Blackboard Inc * †	15,250	433,252
Blue Coat Systems Inc * †	13,900	302,186
Borland Software Corp *	92,000	496,800
Bottomline Technologies Inc DE * †	8,100	111,213
Broadwing Corp * †	54,509	803,463
Brocade Communications Systems Inc * †	282,300	1,885,764
Catapult Communications Corp * †	13,600	180,880
Checkpoint Systems Inc *	42,800	1,150,464
CIBER Inc *	58,000	370,040
Ciena Corp * †	577,342	3,007,952
Cirrus Logic Inc *	84,200	714,016
Click Commerce Inc * †	11,800	282,492
Coherent Inc *	35,800	1,256,938
CommScope Inc *	63,900	1,824,345
COMSYS IT Partners Inc * †	8,600	93,654
Comtech Telecommunications Corp * †	22,650	660,700
Concur Technologies Inc * †	25,600	474,368
Conexant Systems Inc * †	457,300	1,577,685
Constellation 3D Inc *	1,200	—
Covansys Corp * †	26,700	458,973
CSG Systems International Inc * †	59,500	1,383,970
Cubic Corp †	16,492	394,818
CycleLogic Inc *	18	2
Cypress Semiconductor Corp * †	134,300	2,276,385
Daktronics Inc	15,900	580,350
Dendrite International Inc *	41,150	561,698
Digi International Inc * †	17,600	205,392
Digital River Inc * †	34,600	1,508,906
Digitas Inc *	85,971	1,237,982
Diodes Inc * †	20,250	840,375
Ditech Communications Corp *	45,200	472,340
Dot Hill Systems Corp * †	61,200	434,520
DRS Technologies Inc †	40,567	2,225,911
DSP Group Inc * †	34,800	1,009,548
Echelon Corp * †	31,900	301,136
eCollege.com * †	18,800	354,192
EDO Corp †	20,200	623,170
Electronics for Imaging Inc * †	58,700	1,641,839
Emageon Inc * †	10,400	176,696
Emulex Corp * †	89,200	1,524,428
Endwave Corp *	8,800	129,272
Entrust Inc * †	80,200	360,900
Epicor Software Corp * †	56,300	756,109
EPIQ Systems Inc * †	15,150	287,850
Equinix Inc * †	14,600	937,612
Essex Corp * †	16,900	372,138
Exar Corp *	52,800	753,984
Excel Technology Inc * †	12,800	377,216
Extreme Networks Inc * †	129,400	649,588
Fairchild Semiconductor International Inc *	118,900	2,267,423
FalconStor Software Inc * †	33,600	317,520
Fargo Electronics Inc * †	18,000	304,380
FileNet Corp * †	47,200	1,275,344
Finisar Corp * †	161,000	796,950
FormFactor Inc * †	31,600	1,242,512
Foundry Networks Inc * †	121,200	2,200,992
Gartner Inc * †	69,160	964,782
Gateway Inc * †	253,700	555,603
Genesis Microchip Inc * †	36,500	621,960
Glenayre Technologies Inc * †	90,400	474,600
Harmonic Inc * †	83,500	531,895
Herley Industries Inc * †	20,700	432,216
Hutchinson Technology Inc * †	26,800	808,556
Identix Inc * †	100,525	800,179
iGate Corp *	14,400	84,960
IHS Inc ‘A’ *	17,000	464,950
II-VI Inc * †	24,500	443,205
Imation Corp	35,700	1,531,887
Infocrossing Inc * †	27,300	328,965
Informatica Corp * †	87,700	1,363,735
Innovative Solutions & Support Inc * †	18,450	239,850
InPhonic Inc * †	20,800	145,392
Integral Systems Inc MD †	6,100	164,639
Integrated Device Technology Inc * †	217,160	3,226,998
Integrated Silicon Solution Inc * †	40,400	268,256
Intergraph Corp *	33,889	1,411,816
Intermagnetics General Corp * †	49,467	1,239,148
Intermec Inc * †	56,700	1,729,917
International DisplayWorks Inc * †	42,000	275,100
Internet Capital Group Inc *	50,600	476,652
Internet Security Systems Inc * †	41,600	997,568
Inter-Tel Inc †	27,400	587,456
InterVideo Inc *	15,600	169,416
Intervoice Inc * †	41,800	359,898
Interwoven Inc * †	46,075	414,214
Ionatron Inc * †	17,300	233,723
Ixia * †	30,700	437,782
IXYS Corp * †	20,800	191,776
j2 Global Communications Inc * †	25,100	1,179,700
JDA Software Group Inc * †	35,200	508,288
Jupitermedia Corp * †	21,500	386,570
Kanbay International Inc * †	21,900	334,194
Keane Inc * †	58,100	915,075
KEMET Corp * †	97,300	921,431
Keynote Systems Inc * †	11,300	129,272
Komag Inc * †	33,800	1,608,880
Kopin Corp * †	79,900	400,299
LaBarge Inc *	11,500	171,925
Lattice Semiconductor Corp *	120,600	803,196
Lawson Software Inc * †	50,500	387,335
Leadis Technology Inc * †	9,500	53,960
LeCroy Corp * †	7,700	120,505
Lexar Media Inc * †	84,600	725,868
Lionbridge Technologies Inc * †	44,700	353,577
Macrovision Corp * †	53,300	1,180,595
Magma Design Automation Inc * †	28,900	249,985
Manhattan Associates Inc * †	32,000	704,000
ManTech International Corp ‘A’ *	16,600	551,452

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
MapInfo Corp *	21,900	$307,038
MatrixOne Inc *	57,200	409,552
Maxtor Corp * †	257,100	2,457,876
McDATA Corp ‘A’ * †	161,200	744,744
Mentor Graphics Corp *	82,700	913,835
Mercury Computer Systems Inc * †	26,300	426,060
Merge Technologies Inc *	17,500	279,475
Methode Electronics Inc	40,400	439,956
Micrel Inc * †	71,900	1,065,558
Micros Systems Inc * †	42,000	1,934,940
Microsemi Corp * †	68,000	1,979,480
MicroStrategy Inc ‘A’ * †	20,135	2,120,014
Microtune Inc * †	40,700	212,454
MIPS Technologies Inc *	36,200	270,052
Mobility Electronics Inc * †	22,500	187,425
Monolithic Power Systems Inc * †	10,100	188,264
Motive Inc * †	31,700	123,630
MRO Software Inc *	21,200	338,352
MRV Communications Inc * †	120,300	493,230
Multi-Fineline Electronix Inc * †	4,500	263,205
Ness Technologies Inc * †	11,000	138,490
NETGEAR Inc * †	37,800	718,578
NetIQ Corp * †	59,556	664,049
NetLogic Microsystems Inc * †	15,900	655,239
NetScout Systems Inc * †	17,800	161,980
Newport Corp * †	45,600	860,016
Novatel Wireless Inc * †	36,700	328,465
Nuance Communications Inc * †	128,056	1,512,341
OmniVision Technologies Inc * †	65,500	1,978,100
ON Semiconductor Corp * †	183,100	1,329,306
Open Solutions Inc * †	25,300	690,943
Openwave Systems Inc * †	90,599	1,955,126
Oplink Communications Inc * †	15,585	270,244
Opsware Inc * †	64,700	554,479
Optical Communication Products Inc * †	6,600	20,328
OSI Systems Inc * †	15,000	316,950
Packeteer Inc *	37,300	432,680
Palm Inc * †	91,754	2,125,023
PAR Technology Corp * †	9,899	175,608
Parametric Technology Corp *	117,120	1,912,570
Park Electrochemical Corp	21,250	626,875
PDF Solutions Inc * †	13,600	257,312
Pegasystems Inc * †	4,500	36,720
Pericom Semiconductor Corp * †	26,300	259,318
Perot Systems Corp ‘A’ * †	84,700	1,317,932
Phoenix Technologies Ltd * †	16,400	111,192
Pixelworks Inc * †	49,400	245,518
Plexus Corp *	46,000	1,728,220
PLX Technology Inc * †	24,700	309,985
PMC-Sierra Inc * †	182,200	2,239,238
PortalPlayer Inc * †	20,200	449,046
Power Integrations Inc * †	33,800	837,564
Progress Software Corp *	39,500	1,149,055
QAD Inc	7,900	59,092
Quantum Corp * †	182,600	682,924
Quest Software Inc * †	60,600	1,012,020
Radiant Systems Inc * †	31,100	420,472
RadiSys Corp * †	21,150	419,828
Rambus Inc *	101,100	3,977,274
RealNetworks Inc *	114,100	941,325
Redback Networks Inc * †	33,900	735,291
RF Micro Devices Inc * †	211,700	1,831,205
RightNow Technologies Inc * †	18,200	288,834
Rimage Corp *	15,200	343,216
RSA Security Inc * †	75,600	1,356,264
SafeNet Inc * †	26,392	698,860
Sapient Corp * †	96,200	734,006
ScanSource Inc * †	12,700	767,207
SeaChange International Inc * †	37,600	292,152
Secure Computing Corp * †	53,450	616,813
Semtech Corp *	71,700	1,282,713
SI International Inc * †	7,200	253,080
SigmaTel Inc * †	37,900	331,246
Silicon Image Inc * †	86,200	888,722
Silicon Laboratories Inc * †	42,000	2,307,900
Silicon Storage Technology Inc * †	93,200	408,216
SiRF Technology Holdings Inc * †	37,400	1,324,334
Skyworks Solutions Inc * †	173,300	1,176,707
SoftBrands Inc * †	114	169
SonicWALL Inc * †	56,800	402,712
Sonus Networks Inc * †	249,000	1,364,520
SPSS Inc * †	13,800	436,908
SSA Global Technologies Inc * †	1,700	27,251
Standard Microsystems Corp *	27,600	717,048
Stellent Inc	25,400	301,244
StorageNetworks Inc * +	2,800	—
Stratasys Inc * †	11,100	327,228
Sunpower Corp ‘A’ * †	8,700	331,992
Supertex Inc * †	5,200	195,624
SupportSoft Inc * †	41,700	184,731
Sycamore Networks Inc * †	187,300	880,310
SYKES Enterprises Inc *	28,100	398,458
Synaptics Inc * †	27,800	611,322
Syniverse Holdings Inc * †	18,700	295,460
SYNNEX Corp * †	3,600	66,816
Syntel Inc †	3,700	70,004
Sypris Solutions Inc	7,500	70,725
Talx Corp	34,402	979,783
Tekelec * †	60,400	835,332
Telkonet Inc * †	52,300	222,275
Terremark Worldwide Inc * †	27,640	234,940
Tessera Technologies Inc * †	44,000	1,411,520
The TriZetto Group Inc *	38,900	684,251
The Ultimate Software Group Inc * †	23,200	599,720
TIBCO Software Inc *	220,300	1,841,708
Transaction Systems Architects Inc *	44,800	1,398,208
TranSwitch Corp * †	143,100	372,060
Trident Microsystems Inc * †	52,800	1,534,368
TriQuint Semiconductor Inc * †	147,404	725,228
TTM Technologies Inc *	40,900	592,641
Tyler Technologies Inc * †	37,500	412,500
Ulticom Inc * †	6,100	65,575
Universal Display Corp * †	21,700	312,046
UTStarcom Inc * †	96,800	608,872
Varian Inc *	36,300	1,494,834
VASCO Data Security International Inc * †	18,800	153,784
VeriFone Holdings Inc * †	21,600	654,264
Verint Systems Inc * †	10,800	381,996
ViaSat Inc *	22,900	656,085
Vignette Corp *	32,900	485,275
Virage Logic Corp * †	7,400	79,846
Vitesse Semiconductor Corp * †	244,700	876,026
Volterra Semiconductor Corp * †	11,300	215,717
WebEx Communications Inc * †	35,100	1,181,817
webMethods Inc * †	59,500	500,990
Websense Inc * †	52,200	1,439,676
Westell Technologies Inc ‘A’ * †	61,300	249,491
Wind River Systems Inc * †	81,000	1,008,450
Witness Systems Inc *	28,400	721,360
Zhone Technologies Inc * †	38,975	104,453
Zoran Corp * †	51,206	1,120,387

		208,684,441

Utilities - 3.41%
Alaska Communications Systems Group Inc †	24,500	297,185
ALLETE Inc	24,400	1,137,040
American States Water Co †	17,850	666,876
Aquila Inc *	374,800	1,495,452

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP INDEX PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Avista Corp	57,200	$1,181,180
Black Hills Corp †	38,100	1,295,400
California Water Service Group	18,100	815,405
Cascade Natural Gas Corp †	18,400	362,480
Centennial Communications Corp	17,300	126,809
Central Vermont Public Service Corp	13,400	284,214
CH Energy Group Inc †	18,100	868,800
Cincinnati Bell Inc * †	260,900	1,179,268
Cleco Corp †	58,700	1,310,771
Commonwealth Telephone Enterprises Inc	25,800	888,810
Connecticut Water Service Inc †	6,350	166,497
Consolidated Communications Holdings Inc †	17,100	278,217
CT Communications Inc	20,200	274,518
Dobson Communications Corp ‘A’ * †	138,800	1,113,176
Duquesne Light Holdings Inc †	82,300	1,357,950
El Paso Electric Co * †	57,100	1,087,184
EnergySouth Inc †	9,700	308,557
FairPoint Communications Inc	28,800	398,016
General Communication Inc ‘A’ *	71,000	858,390
GlobeTel Communications Corp * †	44,100	109,809
Golden Telecom Inc †	19,100	573,955
Hungarian Telephone & Cable Corp * †	100	1,602
IDACORP Inc †	45,500	1,479,660
IDT Corp ‘B’ * †	52,000	575,640
IMPSAT Fiber Networks Inc * +	1,600	—
Intrado Inc * †	24,000	623,520
Iowa Telecommunications Services Inc †	30,600	583,848
ITC Holdings Corp	14,000	367,500
Level 3 Communications Inc * †	770,800	3,992,744
Mediacom Communications Corp ‘A’ * †	65,500	376,625
MGE Energy Inc †	18,000	597,240
Middlesex Water Co †	13,366	253,152
NeuStar Inc ‘A’ * †	26,300	815,300
New Jersey Resources Corp	32,000	1,448,000
Nicor Inc †	45,500	1,799,980
North Pittsburgh Systems Inc †	12,400	289,416
Northwest Natural Gas Co	31,600	1,121,484
NorthWestern Corp	33,100	1,030,734
Otter Tail Corp †	27,700	794,713
Peoples Energy Corp †	40,400	1,439,856
Pike Electric Corp * †	14,700	308,847
Premiere Global Services Inc * †	65,300	525,665
Price Communications Corp * †	48,622	860,123
RCN Corp * †	20,500	530,950
Shenandoah Telecommunications Co	4,200	188,958
Sierra Pacific Resources * †	223,666	3,088,827
SJW Corp †	10,600	284,610
South Jersey Industries Inc †	34,200	932,634
Southwest Gas Corp †	39,200	1,095,640
Southwest Water Co †	30,757	490,260
SureWest Communications †	15,500	373,860
Talk America Holdings Inc * †	36,566	311,908
The Empire District Electric Co †	33,000	733,260
The Laclede Group Inc †	22,400	771,008
Time Warner Telecom Inc ‘A’ * †	65,900	1,182,905
Ubiquitel Inc *	91,300	922,130
UIL Holdings Corp †	15,500	811,425
UniSource Energy Corp	36,700	1,119,350
USA Mobility Inc †	31,213	888,946
Valor Communications Group Inc	31,200	410,592
WGL Holdings Inc †	51,700	1,572,714

		53,431,585

Total Common Stocks (Cost $1,081,544,220)		1,425,376,611

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 8.43%
Repurchase Agreement - 8.43%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $132,230,961; collateralized by U.S. Treasury Notes: 4.375% due 05/15/07 and market value $134,836,537)	$132,188,000	$132,188,000

Total Short-Term Investment (Cost $132,188,000)		132,188,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.37% (Cost $1,213,732,220)		1,557,564,611

	Shares
SECURITIES LENDING COLLATERAL - 25.53%
State Street Navigator Securities Lending Prime Portfolio 4.707% r (Cost $400,174,574)	400,174,574	400,174,574
TOTAL INVESTMENTS - 124.90% (Cost $1,613,906,794)		1,957,739,185

OTHER ASSETS & LIABILITIES, NET — (24.90%)		(390,302,469)

NET ASSETS - 100.00%		$1,567,436,716

Note to Schedule of Investments

(a) The amount of $4,752,000 in cash was segregated with the broker to cover margin requirements for the following open futures contracts as of March 31, 2006:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Russell 2000 (06/06)	357	$130,781,700	$6,982,994

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 88.04%
Autos & Transportation - 10.02%
Bristow Group Inc * †	199,030	$6,150,027
Forward Air Corp †	376,200	14,028,498
H&E Equipment Services Inc *	151,800	4,420,416
Heartland Express Inc †	854,610	18,621,952
Hub Group Inc ‘A’ *	222,000	10,118,760
Modine Manufacturing Co	374,247	11,040,286
Winnebago Industries Inc †	113,100	3,431,454

		67,811,393

Consumer Discretionary - 23.22%
Central Garden & Pet Co *	153,091	8,135,256
Courier Corp †	193,245	8,568,483
Elizabeth Arden Inc * †	306,900	7,156,908
Emmis Communications Corp ‘A’ * †	685,855	10,973,680
G&K Services Inc ‘A’ †	315,716	13,430,559
Guitar Center Inc * †	91,600	4,369,320
Journal Communications Inc ‘A’ †	515,000	6,386,000
Journal Register Co †	853,200	10,391,976
Korn/Ferry International *	353,100	7,199,709
LoJack Corp * †	318,143	7,629,069
MWI Veterinary Supply Inc * †	120,300	3,957,870
Navigant Consulting Inc * †	412,500	8,806,875
RC2 Corp * †	129,562	5,157,863
Ritchie Bros. Auctioneers Inc (Canada)	227,058	11,239,371
Rollins Inc †	748,117	15,141,888
The Steak n Shake Co * †	534,986	11,288,205
Universal Technical Institute Inc * †	200,100	6,023,010
Watson Wyatt Worldwide Inc ‘A’ †	347,468	11,320,507

		157,176,549

Energy - 7.48%
Berry Petroleum Co ‘A’ †	109,600	7,502,120
CARBO Ceramics Inc †	324,561	18,470,767
Hydril Co * †	90,500	7,054,475
TETRA Technologies Inc * †	374,733	17,627,440

		50,654,802

Financial Services - 12.38%
American Equity Investment Life Holding Co †	364,276	5,223,718
Amerisafe Inc * †	306,800	3,681,600
Assured Guaranty Ltd (Bermuda)	174,140	4,353,500
Boston Private Financial Holdings Inc †	410,331	13,865,084
FactSet Research Systems Inc †	147,800	6,554,930
Financial Federal Corp †	282,312	8,271,756
Hilb Rogal & Hobbs Co †	214,700	8,849,934
ITLA Capital Corp †	79,667	3,841,543
Online Resources Corp * †	21,602	280,826
Texas Capital Bancshares Inc * †	143,500	3,444,000
W.P. Stewart & Co Ltd † (Bermuda)	254,730	5,369,708
Wilshire Bancorp Inc †	192,069	3,570,563
Wintrust Financial Corp †	212,325	12,350,945
World Acceptance Corp *	151,200	4,142,880

		83,800,987

Health Care - 7.76%
Apria Healthcare Group Inc * †	301,300	6,923,874
Computer Programs & Systems Inc †	150,900	7,545,000
Healthspring Inc *	142,200	2,646,342
ICU Medical Inc * †	204,000	7,382,760
KV Pharmaceutical Co ‘A’ * †	491,508	11,855,173
Landauer Inc †	104,912	5,268,681
LCA-Vision Inc †	117,700	5,897,947
Sybron Dental Specialties Inc * †	41,700	1,719,708
Young Innovations Inc †	89,931	3,284,280

		52,523,765

Materials & Processing - 8.13%
AMCOL International Corp †	272,900	7,859,520
Cabot Microelectronics Corp * †	227,500	8,440,250
CLARCOR Inc †	311,800	11,100,080
Drew Industries Inc * †	180,200	6,406,110
Interline Brands Inc *	284,000	7,165,320
Rockwood Holdings Inc * †	326,000	7,504,520
Spartech Corp †	274,180	6,580,320

		55,056,120

Producer Durables - 12.63%
ACCO Brands Corp *	285,500	6,338,100
Actuant Corp ‘A’ †	186,100	11,393,042
Argon ST Inc * †	264,000	8,851,920
Bucyrus International Inc ‘A’	338,850	16,329,182
IDEX Corp	99,300	5,180,481
Plantronics Inc †	332,700	11,787,561
Regal-Beloit Corp †	366,222	15,480,204
The Middleby Corp * †	120,900	10,121,748

		85,482,238

Technology - 6.42%
j2 Global Communications Inc * †	228,000	10,716,000
Kanbay International Inc * †	468,500	7,149,310
Methode Electronics Inc †	665,493	7,247,219
ScanSource Inc * †	303,271	18,320,601

		43,433,130

Total Common Stocks (Cost $508,077,667)		595,938,984

	Principal
	Amount
SHORT-TERM INVESTMENT - 11.85%
Repurchase Agreement - 11.85%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $80,233,067; collateralized by U.S. Treasury Notes: 3.500% due 05/31/07 and market value $16,740,289 and 3.625% due 04/30/07- 06/30/07 ± and market value $48,309,541 and 4.375% due 05/15/07 and market value $16,761,713)	$80,207,000	80,207,000

Total Short-Term Investment (Cost $80,207,000)		80,207,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.89% (Cost $588,284,667)		676,145,984

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
FASCIANO SMALL EQUITY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 25.64%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $173,561,475)	173,561,475	$173,561,475

TOTAL INVESTMENTS - 125.53% (Cost $761,846,142)		849,707,459

OTHER ASSETS & LIABILITIES, NET - (25.53%)		(172,795,535)

NET ASSETS - 100.00%		$676,911,924

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.23%
Autos & Transportation - 6.40%
Arkansas Best Corp †	124,200	$4,858,704
ArvinMeritor Inc †	434,100	6,472,431
Frontline Ltd † (Bermuda)	56,200	1,882,138
General Maritime Corp †	187,700	6,257,918
Ship Finance International Ltd † (Bermuda)	2,810	48,220
Skywest Inc †	187,800	5,496,906
Teekay Shipping Corp †	72,800	2,698,696
Tidewater Inc †	45,900	2,535,057
Werner Enterprises Inc †	370,700	6,809,759

		37,059,829

Consumer Discretionary - 11.62%
Banta Corp †	123,200	6,403,936
Bob Evans Farms Inc †	259,900	7,721,629
Brown Shoe Co Inc	97,200	5,101,056
CKE Restaurants Inc †	462,500	8,047,500
Handleman Co †	195,800	1,879,680
Intrawest Corp (Canada)	226,000	7,726,940
Journal Register Co †	450,000	5,481,000
Kellwood Co †	207,600	6,516,564
Landry’s Restaurants Inc †	193,400	6,832,822
Russell Corp †	171,800	2,370,840
Sturm, Ruger & Co Inc †	141,000	1,125,180
The Cato Corp ‘A’ †	161,850	3,861,741
World Fuel Services Corp †	104,400	4,221,936

		67,290,824

Consumer Staples - 8.55%
Casey’s General Stores Inc †	254,000	5,808,980
Chiquita Brands International Inc †	389,700	6,535,269
Fresh Del Monte Produce Inc † (Cayman)	310,600	6,569,190
Pilgrim’s Pride Corp †	230,900	5,003,603
Ruddick Corp †	208,500	5,068,635
Sanderson Farms Inc †	253,900	5,687,360
Sensient Technologies Corp †	326,900	5,900,545
Universal Corp †	152,300	5,600,071
Weis Markets Inc †	74,300	3,311,551

		49,485,204

Energy - 8.25%
Berry Petroleum Co ‘A’ †	97,400	6,667,030
Cabot Oil & Gas Corp †	83,200	3,987,776
Holly Corp †	81,300	6,025,956
Massey Energy Co †	77,600	2,799,032
Penn Virginia Corp †	106,200	7,540,200
Range Resources Corp †	140,700	3,842,517
St. Mary Land & Exploration Co †	104,900	4,283,067
W&T Offshore Inc †	153,300	6,179,523
Western Refining Inc †	299,400	6,473,028

		47,798,129

Financial Services - 18.15%
Advance America Cash Advance Centers Inc †	490,900	7,059,142
AMCORE Financial Inc	169,200	5,350,104
AmerUs Group Co †	66,000	3,975,840
BancorpSouth Inc †	183,200	4,398,632
CBL & Associates Properties Inc †	54,200	2,300,790
Delphi Financial Group Inc ‘A’ †	143,299	7,398,527
Equity One Inc	324,800	7,977,088
First Industrial Realty Trust Inc †	155,700	6,646,833
Healthcare Realty Trust Inc †	213,100	7,965,678
Hilb Rogal & Hobbs Co †	166,000	6,842,520
HRPT Properties Trust †	267,200	3,136,928
Infinity Property & Casualty Corp †	179,900	7,509,026
LandAmerica Financial Group Inc †	77,100	5,231,235
Nationwide Health Properties Inc †	257,800	5,542,700
New Plan Excel Realty Trust Inc †	82,300	2,134,862
Old National Bancorp IN †	140,205	3,034,036
Provident Bankshares Corp †	186,000	6,779,700
Scottish Re Group Ltd † (Cayman)	290,000	7,194,900
Susquehanna Bancshares Inc †	135,100	3,481,527
Washington Federal Inc †	46,788	1,132,270

		105,092,338

Health Care - 5.77%
Arrow International Inc †	184,200	6,017,814
Diagnostic Products Corp †	114,400	5,448,872
Invacare Corp †	176,500	5,482,090
Landauer Inc	54,100	2,716,902
Owens & Minor Inc	229,100	7,507,607
Perrigo Co †	180,600	2,945,586
West Pharmaceutical Services Inc †	95,700	3,322,704

		33,441,575

Materials & Processing - 22.04%
Acuity Brands Inc †	141,000	5,640,000
Agnico-Eagle Mines Ltd (Canada)	281,800	8,580,810
Albany International Corp ‘A’ †	172,800	6,581,952
Barnes Group Inc †	91,700	3,713,850
Commercial Metals Co †	130,900	7,001,841
Compass Minerals International Inc	22,700	567,273
Corn Products International Inc †	316,400	9,355,948
Ennis Inc †	72,600	1,415,700
Harsco Corp	48,500	4,007,070
IAMGOLD Corp (Canada)	894,800	7,722,124
IPSCO Inc (Canada)	45,000	4,684,050
Lennox International Inc †	181,600	5,422,576
Lubrizol Corp	58,600	2,511,010
Methanex Corp (Canada)	236,200	4,849,186
Mueller Industries Inc †	240,800	8,594,152
Olin Corp †	390,000	8,373,300
Potlatch Corp †	177,709	7,613,053
Quanex Corp †	130,000	8,661,900
Rock-Tenn Co ‘A’ †	152,400	2,284,476
RPM International Inc †	196,600	3,527,004
Universal Forest Products Inc	62,400	3,961,776
Valmont Industries Inc †	153,100	6,436,324
WD-40 Co †	198,400	6,120,640

		127,626,015

Multi-Industry - 0.70%
Lancaster Colony Corp †	96,700	4,061,400

Producer Durables - 6.61%
Briggs & Stratton Corp †	188,400	6,663,708
Crane Co †	88,000	3,608,880
Curtiss-Wright Corp †	98,400	6,514,080
Kennametal Inc	86,300	5,276,382
Lincoln Electric Holdings Inc †	163,500	8,827,365
Regal-Beloit Corp †	174,900	7,393,023

		38,283,438

Technology - 0.27%
Cubic Corp †	64,600	1,546,524
Utilities - 8.87%
Atmos Energy Corp †	142,800	3,759,924
Cleco Corp †	278,200	6,212,206
Duquesne Light Holdings Inc †	378,900	6,251,850
Energen Corp	98,400	3,444,000
National Fuel Gas Co †	109,700	3,589,384
Peoples Energy Corp †	173,200	6,172,848

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Southwest Gas Corp †	227,900	$6,369,805
UGI Corp	153,200	3,227,924
Vectren Corp †	148,900	3,927,982
Western Gas Resources Inc †	69,400	3,348,550
WGL Holdings Inc †	166,600	5,067,972

		51,372,445

Total Common Stocks (Cost $461,120,723)		563,057,721

	Principal
	Amount
SHORT-TERM INVESTMENT - 2.78%
Repurchase Agreement - 2.78%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $16,080,224; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $16,398,444)	$16,075,000	16,075,000

Total Short-Term Investment (Cost $16,075,000)		16,075,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.01% (Cost $477,195,723)		579,132,721

	Shares
SECURITIES LENDING COLLATERAL - 24.88%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $144,063,921)	144,063,921	144,063,921

TOTAL INVESTMENTS - 124.89% (Cost $621,259,644)		723,196,642

OTHER ASSETS & LIABILITIES, NET - (24.89%)		(144,129,181)

NET ASSETS - 100.00%		$579,067,461

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.25%
Integrated Oils - 0.67%
Petroleo Brasileiro SA (Brazil)	184,000	$3,668,096
Materials & Processing - 0.58%
Cia Vale do Rio Doce ADR (Brazil)	74,300	3,211,989

Total Preferred Stocks (Cost $1,431,735)		6,880,085

WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	14,840	9,275

Total Warrants (Cost $0)		9,275

COMMON STOCKS - 51.43%
Consumer Discretionary - 11.08%
Cendant Corp	572,400	9,931,140
Liberty Global Inc ‘A’ *	403,208	8,253,668
Liberty Global Inc ‘C’ *	403,208	7,963,358
Liberty Media Corp ‘A’ *	1,390,000	11,411,900
Take-Two Interactive Software Inc * †	898,849	16,772,522
Viacom Inc ‘B’ *	57,350	2,225,180
Wal-Mart Stores Inc	90,700	4,284,668

		60,842,436

Consumer Staples - 4.18%
Altria Group Inc	185,400	13,137,444
ConAgra Foods Inc	69,200	1,485,032
Constellation Brands Inc ‘A’ *	213,400	5,345,670
Diageo PLC ADR † (United Kingdom)	46,800	2,968,524

		22,936,670

Energy - 1.14%
Halliburton Co	43,000	3,139,860
Reliant Energy Inc *	297,300	3,145,434

		6,285,294

Financial Services - 8.87%
American International Group Inc	27,800	1,837,302
Bank of America Corp	30,992	1,411,376
Capital One Financial Corp	58,500	4,710,420
Citigroup Inc	85,100	4,020,124
Countrywide Financial Corp	63,200	2,319,440
Everest Re Group Ltd (Bermuda)	30,000	2,801,100
Freddie Mac	32,100	1,958,100
Genworth Financial Inc ‘A’	167,500	5,599,525
Host Marriott Corp	119,400	2,555,160
Platinum Underwriters Holdings Ltd (Bermuda)	63,700	1,853,670
The Bear Stearns Cos Inc	12,100	1,678,270
UBS AG (LI) (Switzerland)	88,538	9,725,495
Wachovia Corp	52,201	2,925,866
Wells Fargo & Co	83,600	5,339,532

		48,735,380

Health Care - 6.53%
Beckman Coulter Inc	49,200	2,684,844
GlaxoSmithKline PLC ADR (United Kingdom)	75,700	3,959,867
Human Genome Sciences Inc * †	117,900	1,281,573
Inhibitex Inc * †	83,200	604,032
Manor Care Inc	40,100	1,778,435
Medicines Co * †	68,000	1,398,760
MedImmune Inc * ⌂	132,900	4,861,482
MGI PHARMA Inc *	83,500	1,461,250
Myogen Inc * †	38,800	1,405,724
Pfizer Inc	257,960	6,428,363
Sanofi-Aventis ADR (France)	127,200	6,035,640
Schering-Plough Corp	141,200	2,681,388
The Cooper Cos Inc	24,000	1,296,720

		35,878,078

Integrated Oils - 2.43%
BP PLC ADR (United Kingdom)	44,200	3,047,148
LUKOIL ADR (Russia)	48,000	3,993,600
Talisman Energy Inc (Canada)	55,700	2,958,012
Total SA ADR † (France)	25,400	3,345,942

		13,344,702

Materials & Processing - 0.49%
Praxair Inc	48,900	2,696,835

Multi-Industry - 1.21%
Honeywell International Inc	154,800	6,620,796

Producer Durables - 3.91%
Embraer-Empresa Brasileira de Aeronautica SA ADR † (Brazil)	100,000	3,685,000
Gamesa Corp Tecnologica SA (Spain)	92,800	1,784,745
Orbital Sciences Corp * †	574,000	9,080,680
United Technologies Corp	93,300	5,408,601
WCI Communities Inc * †	55,200	1,535,664

		21,494,690

Technology - 9.40%
ATI Technologies Inc * † (Canada)	215,700	3,705,726
Cisco Systems Inc *	334,000	7,237,780
Compuware Corp *	551,400	4,317,462
Flextronics International Ltd * (Singapore)	279,700	2,894,895
Hutchinson Technology Inc * †	89,800	2,709,266
International Business Machines Corp	96,700	7,974,849
Microsoft Corp	461,700	12,562,857
Novell Inc *	549,200	4,217,856
Palm Inc * †	77,800	1,801,848
Symbol Technologies Inc †	4,506	47,673
Synopsys Inc *	185,000	4,134,750

		51,604,962

Utilities - 2.19%
IDT Corp ‘B’ * †	479,600	5,309,172
Kinder Morgan Inc	14,900	1,370,651
The AES Corp *	313,600	5,350,016

		12,029,839

Total Common Stocks (Cost $234,516,616)		282,469,682

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 13.57%
Autos & Transportation - 0.20%
DaimlerChrysler NA Holding Corp
8.000% due 06/15/10 †	$1,015,000	$1,092,854

Consumer Discretionary - 2.41%
Allied Waste North America Inc
8.875% due 04/01/08	555,000	585,525
Belo Corp
8.000% due 11/01/08	795,000	832,228
British Sky Broadcasting PLC (United Kingdom)
8.200% due 07/15/09	1,005,000	1,081,162
Caesars Entertainment Inc
9.375% due 02/15/07	95,000	98,206
CBS Corp
7.875% due 07/30/30	155,000	169,271
Chancellor Media Corp
8.000% due 11/01/08	520,000	546,179
Clear Channel Communications Inc
6.250% due 03/15/11	535,000	531,373
Federated Department Stores Inc
6.625% due 09/01/08	745,000	765,808
Harrah’s Operating Co Inc
5.625% due 06/01/15	605,000	580,713
Hilton Hotels Corp
8.250% due 02/15/11	675,000	733,903
Hyatt Equities LLC
6.875% due 06/15/07 ~	410,000	415,795
J.C. Penney Co Inc
7.400% due 04/01/37 †	835,000	904,477
Liberty Media Corp
5.700% due 05/15/13 †	615,000	574,970
MGM MIRAGE
6.000% due 10/01/09	865,000	856,350
The Gap Inc
6.900% due 09/15/07 †	665,000	675,532
9.550% due 12/15/08	171,000	186,749
The May Department Stores Co
7.900% due 10/15/07	405,000	417,169
Time Warner Entertainment Co LP
8.375% due 07/15/33 †	960,000	1,108,196
Univision Communications Inc
3.500% due 10/15/07	940,000	910,080
Yum! Brands Inc
8.500% due 04/15/06 †	1,280,000	1,281,140

		13,254,826

Consumer Staples - 0.87%
Albertson’s Inc
8.000% due 05/01/31 †	935,000	872,598
Delhaize America Inc
9.000% due 04/15/31 †	770,000	894,497
General Mills Inc
3.875% due 11/30/07	880,000	859,115
Safeway Inc
6.500% due 03/01/11	1,060,000	1,092,920
The Kroger Co
5.500% due 02/01/13 †	860,000	837,848
6.800% due 04/01/11	230,000	239,889

		4,796,867

Financial Services - 5.32%
ABN AMRO NA Holding Capital Trust I
6.523% due 12/01/49 ~ §	670,000	694,448
Barclays Bank PLC (United Kingdom)
6.278% due 12/15/99 §	950,000	895,328
CIT Group Inc
7.750% due 04/02/12	975,000	1,075,985
Citigroup Inc
6.625% due 06/15/32	460,000	494,172
Countrywide Financial Corp
4.500% due 06/15/10 †	1,175,000	1,126,623
Credit Suisse USA Inc
5.250% due 03/02/11	1,125,000	1,113,356
EOP Operating LP
8.100% due 08/01/10	995,000	1,081,571
Ford Motor Credit Co
5.800% due 01/12/09	680,000	621,399
6.625% due 06/16/08	1,765,000	1,671,383
General Motors Acceptance Corp
6.150% due 04/05/07	1,790,000	1,758,485
8.000% due 11/01/31 †	845,000	800,702
HBOS PLC (United Kingdom)
6.413% due 10/01/99 ~ §	1,100,000	1,050,445
HSBC Finance Capital Trust IX
5.911% due 11/30/35 §	1,100,000	1,081,204
iStar Financial Inc
5.150% due 03/01/12	1,160,000	1,114,610
JPMorgan Chase & Co
5.150% due 10/01/15	1,150,000	1,102,497
Liberty Property LP
5.650% due 08/15/14	595,000	585,484
Marsh & McLennan Cos Inc
5.875% due 08/01/33 †	750,000	681,946
Merrill Lynch & Co Inc
5.000% due 02/03/14	580,000	557,118
MetLife Inc
5.700% due 06/15/35	600,000	567,307
Morgan Stanley
6.600% due 04/01/12	1,035,000	1,087,252
National City Bank
6.200% due 12/15/11	82,000	84,899
Nationwide Financial Services Inc
5.900% due 07/01/12	445,000	453,468
6.250% due 11/15/11	115,000	118,436
NiSource Finance Corp
3.200% due 11/01/06	190,000	187,715
7.875% due 11/15/10	885,000	960,896
Popular North America Inc
5.200% due 12/12/07 †	1,165,000	1,158,814
Prudential Holdings LLC
8.695% due 12/18/23 ~	1,085,000	1,323,662
Prudential Insurance Co of America
8.300% due 07/01/25 ~	1,095,000	1,351,568
Simon Property Group LP
5.375% due 06/01/11 ~	890,000	877,917
Socgen Real Estate Co LLC
7.640% due 09/03/54 ~ §	45,000	46,297
Sprint Capital Corp
8.750% due 03/15/32 †	735,000	921,622
The Goldman Sachs Capital Inc
6.345% due 02/15/34	860,000	855,595
Vornado Realty LP
5.625% due 06/15/07	1,160,000	1,161,749
Wachovia Bank NA
5.600% due 03/15/16	570,000	565,488

		29,229,441

Health Care - 0.10%
HCA Inc
7.125% due 06/01/06	560,000	564,169

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Integrated Oils - 0.68%
Pemex Project Funding Master Trust
5.750% due 12/15/15 †	$955,000	$915,606
5.750% due 12/15/15 ~	745,000	714,269
Petroleum Export Ltd (Cayman)
4.623% due 06/15/10 ~	1,706,611	1,676,136
PF Export Receivables Master Trust (Cayman)
3.748% due 06/01/13 ~	438,585	409,877

		3,715,888

Materials & Processing - 0.10%
Archer-Daniels-Midland Co
5.375% due 09/15/35 †	610,000	557,971

Multi-Industry - 0.28%
Reed Elsevier Capital Inc
4.625% due 06/15/12	450,000	421,390
Tyco International Group SA (Bermuda)
6.125% due 11/01/08	975,000	988,799
6.125% due 01/15/09 †	132,000	133,763

		1,543,952

Producer Durables - 0.54%
Beazer Homes USA Inc
6.875% due 07/15/15	590,000	563,450
D.R. Horton Inc
5.375% due 06/15/12	640,000	611,397
6.125% due 01/15/14	530,000	520,853
K. Hovnanian Enterprises Inc
6.500% due 01/15/14	595,000	560,905
KB Home
5.750% due 02/01/14 †	740,000	680,202

		2,936,807

Utilities - 3.07%
AT&T Corp
6.000% due 03/15/09 †	52,000	52,583
AT&T Wireless Services Inc
7.875% due 03/01/11	360,000	394,987
8.125% due 05/01/12	455,000	511,508
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	515,000	660,725
CenterPoint Energy Inc
7.250% due 09/01/10	1,040,000	1,098,183
Constellation Energy Group Inc
7.600% due 04/01/32	915,000	1,049,722
Cox Communications Inc
4.625% due 01/15/10	1,225,000	1,175,290
Dominion Resources Inc
8.125% due 06/15/10	1,020,000	1,108,583
DTE Energy Co
6.450% due 06/01/06	525,000	525,901
FirstEnergy Corp
5.500% due 11/15/06	520,000	520,211
7.375% due 11/15/31	590,000	657,347
France Telecom SA (France)
8.500% due 03/01/31	180,000	225,499
Ipalco Enterprises Inc
8.375% due 11/14/08	525,000	551,250
Kinder Morgan Inc
6.500% due 09/01/12	650,000	673,336
MidAmerican Energy Holdings Co
5.875% due 10/01/12	1,000,000	1,010,614
Portland General Electric Co
8.125% due 02/01/10 ~	480,000	519,429
Progress Energy Inc
6.850% due 04/15/12 †	20,000	21,131
PSEG Funding Trust
5.381% due 11/16/07	630,000	628,136
PSEG Power LLC
6.875% due 04/15/06	505,000	505,179
SBC Communications Inc
5.300% due 11/15/10	870,000	859,431
TCI Communications Inc
7.875% due 02/15/26	715,000	785,975
Tele-Communications Inc-TCI Group
9.800% due 02/01/12 †	1,105,000	1,303,634
TELUS Corp (Canada)
8.000% due 06/01/11	130,000	143,540
TXU Energy Co LLC
6.125% due 03/15/08	740,000	746,343
Verizon Global Funding Corp
5.850% due 09/15/35	595,000	535,441
7.250% due 12/01/10	530,000	563,323

		16,827,301

Total Corporate Bonds & Notes (Cost $75,909,991)		74,520,076

MORTGAGE-BACKED SECURITIES - 28.87%
Collateralized Mortgage Obligations - 12.09%
Banc of America Commercial Mortgage Inc
4.501% due 07/10/43 “	1,060,000	1,023,578
4.512% due 12/10/42 “	1,010,000	964,071
4.783% due 07/10/43 “ §	1,290,000	1,246,023
Banc of America Funding Corp
6.500% due 07/20/32 “	922,138	908,832
Banc of America Mortgage Securities
4.978% due 06/25/35 “ §	178,225	178,013
6.500% due 10/25/34 “	737,769	745,378
Bear Stearns Commercial Mortgage Securities
4.000% due 03/13/40 “	1,990,242	1,906,843
4.945% due 02/11/41 “	500,000	486,482
Citigroup Mortgage Loan Trust Inc
4.922% due 08/25/35 “ §	1,219,859	1,207,981
5.536% due 03/25/36 “ §	240,000	239,998
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.226% due 07/15/44 “ §	1,160,000	1,137,812
Countrywide Alternative Loan Trust
4.998% due 10/25/34 “ §	140,685	140,790
6.500% due 08/25/32 - 09/25/34 “ ±	1,814,738	1,837,285
Fannie Mae
5.000% due 01/25/20 - 04/25/35 “ ±	3,448,000	3,204,609
5.176% due 12/18/32 “ §	285,666	288,063
5.248% due 10/25/33 “ §	2,210,414	2,216,093
5.500% due 04/25/23 - 04/25/26 “ ±	3,148,000	3,099,976
6.000% due 04/25/30 - 09/25/30 “ ±	561,847	563,709
6.500% due 06/25/23 - 10/25/31 “ ±	2,036,487	2,081,736
Fannie Mae (IO)
1.882% due 02/25/35 - 05/25/35 “ § ±	3,869,036	177,866
1.932% due 08/25/25 - 03/25/35 “ § ±	10,112,893	494,576
2.282% due 11/25/30 “ §	574,775	28,564
3.082% due 11/25/31 “ §	1,302,379	114,709
3.132% due 01/25/32 “ §	303,691	25,834

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
3.182% due 04/25/32 - 12/25/32 “ § ±	$3,223,639	$291,137
3.282% due 03/25/32 - 12/25/33 “ § ±	2,622,638	295,608
3.324% due 12/18/32 “ §	406,254	34,255
3.432% due 02/25/33 “ §	730,373	77,349
5.500% due 01/01/33 - 07/01/33 “ ±	14,867,547	3,690,130
6.500% due 02/01/32 - 02/01/33 “ ±	4,119,083	1,023,067
6.500% due 02/01/33 “ §	486,705	111,383
7.000% due 06/01/23 - 08/01/26 “ ±	3,135,435	731,365
7.500% due 08/01/23 - 11/01/23 “ ±	1,787,711	406,314
Fannie Mae (PO)
0.000% due 09/25/23 - 04/01/33 “ ±	3,510,651	2,601,015
0.000% due 07/01/33 # “	3,649,760	2,678,394
Fannie Mae Grantor Trust
7.000% due 11/25/31 “	1,078,790	1,105,327
Fannie Mae Whole Loan
7.000% due 02/25/44 “	2,282,982	2,359,321
First Chicago Lennar Trust
7.577% due 04/29/39 ~ “ §	459,937	460,535
Freddie Mac
4.500% due 10/15/33 “	2,645,000	2,328,907
5.149% due 06/15/29 - 01/15/33 “ § ±	429,653	432,197
5.249% due 03/15/32 “ §	185,296	186,358
5.500% due 03/15/22 “	681,819	681,177
6.000% due 03/15/30 - 04/15/30 “ ±	356,432	357,075
6.500% due 02/15/28 - 08/15/28 “ ±	1,521,720	1,546,877
Freddie Mac (IO)
1.401% due 07/15/25 “ §	2,881,302	94,977
1.951% due 01/15/35 “ §	3,132,247	141,240
2.901% due 07/15/26 - 03/15/29 “ § ±	979,358	65,143
6.500% due 02/01/28 - 01/01/29 “ ±	313,620	70,703
7.000% due 06/01/26 - 04/01/27 “ ±	1,412,074	318,626
Freddie Mac (PO)
0.000% due 06/01/26 “	132,725	107,321
GE Capital Commercial Mortgage Corp
4.093% due 01/10/38 “	1,899,000	1,837,204
4.433% due 07/10/39 “	640,000	623,550
4.578% due 06/10/48 “	450,000	431,573
4.853% due 07/10/45 “	620,000	608,605
GMAC Commercial Mortgage Securities Inc
4.547% due 12/10/41 “	660,000	631,110
6.869% due 07/15/29 “	293,171	297,567
Government National Mortgage Association (IO)
2.749% due 02/16/32 “ §	742,582	41,334
2.849% due 01/16/27 “ §	608,903	35,472
2.898% due 01/17/30 “ §	534,948	32,456
2.949% due 12/16/26 “ §	1,497,816	89,368
Greenwich Capital Commercial Funding Corp
4.305% due 08/10/42 “	930,000	898,108
5.117% due 04/10/37 “	670,000	663,170
JPMorgan Chase Commercial Mortgage Securities Corp
4.575% due 07/15/42 “	260,000	251,949
4.790% due 10/15/42 “	880,000	858,183
5.475% due 04/15/43 “ §	1,100,000	1,105,456
5.481% due 12/12/44 “ §	970,000	962,909
LB-UBS Commercial Mortgage Trust
4.885% due 09/18/30 “	730,000	716,731
MASTR Alternative Loans Trust
4.700% due 08/25/34 “ §	2,573,669	2,554,554
6.000% due 07/25/34 “	1,313,313	1,305,764
Prudential Mortgage Capital Co II LLC
7.306% due 10/06/10 ~ “	1,620,000	1,743,922
Residential Accredit Loans Inc
5.750% due 01/25/33 “	604,505	600,951
Wachovia Bank Commercial Mortgage Trust
4.782% due 03/15/42 “	1,490,000	1,457,892
5.087% due 07/15/42 “ §	740,000	723,875
Washington Mutual Inc
4.678% due 05/25/35 “ §	761,373	760,041
Wells Fargo Mortgage-Backed Securities Trust
4.518% due 01/25/35 “ §	669,165	665,696

		66,412,062

Fannie Mae - 13.72%
5.000% due 06/01/18 - 07/01/18 “ ±	3,014,149	2,945,479
5.000% due 09/01/33 - 05/11/36 # “ ±	21,904,367	20,860,420
5.500% due 03/01/33 - 11/01/34 “ ±	16,410,331	16,054,801
5.500% due 04/12/36 - 04/18/36 # “ ±	8,911,000	8,744,357
6.000% due 05/01/18 - 09/01/32 “ ±	8,611,462	8,686,769
6.000% due 04/18/36 # “	3,500,000	3,547,033
6.500% due 03/01/28 - 11/01/31 “ ±	2,904,159	2,978,365
6.500% due 05/11/36 # “	6,432,000	6,554,607
7.000% due 04/01/20 - 02/01/36 “ ±	4,563,606	4,704,142
7.500% due 01/01/33 “	240,222	252,139
8.500% due 07/01/32 “	32,924	35,485

		75,363,597

Freddie Mac - 3.06%
4.500% due 05/01/19 - 07/01/19 # “ ±	2,230,995	2,131,813
5.000% due 04/12/36 # “	2,650,000	2,521,639
6.000% due 04/01/17 “	2,194,401	2,221,959
6.500% due 04/01/18 - 04/01/34 “ ±	910,095	930,656
6.500% due 09/01/31 # “	841,522	862,203
7.000% due 04/01/28 - 12/01/34 “ ±	7,871,586	8,109,031

		16,777,301

Total Mortgage-Backed Securities (Cost $161,630,142)		158,552,960

ASSET-BACKED SECURITIES - 4.94%
ACE Securities Corp
4.998% due 11/25/35 “ §	500,000	500,308
AESOP Funding II LLC
4.836% due 04/20/09 ~ “ §	370,000	370,261
BMW Vehicle Owner Trust
3.660% due 12/26/07 “	736,531	734,518
Capital Auto Receivables Asset Trust
3.580% due 01/15/09 “	1,320,000	1,292,732
3.730% due 07/16/07 “	230,813	230,623
Capital One Prime Auto Receivables Trust
4.240% due 11/15/07 “	1,370,000	1,367,352

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Centex Home Equity Co LLC
2.980% due 04/25/20 “ §	$19,519	$19,461
4.050% due 08/25/21 “ §	137,953	137,238
4.196% due 12/25/24 “ §	431,114	428,146
5.040% due 09/25/21 “ §	884,796	879,956
5.088% due 10/25/35 “ §	990,000	990,753
Chase Manhattan Auto Owner Trust
3.720% due 12/15/07 “	941,967	937,799
CIT Equipment Collateral
2.660% due 11/20/06 ~ “	93,982	93,903
Citibank Credit Card Issuance Trust
5.000% due 06/10/15 “	180,000	172,148
Consumer Credit Reference IDX Securities Program
10.421% due 03/22/07 ~ “	1,100,000	1,124,981
Countrywide Asset-Backed Certificates
4.317% due 09/25/21 “ §	535,807	532,688
5.018% due 06/25/25 “ §	691,606	692,012
5.188% due 02/25/33 “ §	18,836	18,883
5.363% due 03/25/30 “ §	230,000	228,729
5.382% due 02/25/30 “ §	350,000	348,185
DaimlerChrysler Auto Trust
2.620% due 06/08/07 “	198,976	198,875
3.170% due 09/08/07 “	482,647	481,762
Equity One Asset-Backed Securities Inc
3.800% due 07/25/34 “ §	525,261	523,454
First Franklin Mortgage Loan Asset-Backed Certificates
5.028% due 11/25/35 “ §	1,460,000	1,460,900
Ford Credit Auto Owner Trust
3.480% due 11/15/08 “	930,000	919,228
3.780% due 09/15/07 “	395,366	394,662
GS Auto Loan Trust
4.320% due 05/15/08 “	2,509,393	2,502,832
Honda Auto Receivables Owner Trust
3.210% due 05/21/07 “	185,445	185,133
3.730% due 10/18/07 “	865,103	861,978
Household Home Equity Loan Trust
5.036% due 01/20/35 “ §	653,021	653,614
Lehman XS Trust
3.630% due 08/25/35 “ §	984,319	982,553
MBNA Credit Card Master Note Trust
6.099% due 03/15/16 “ §	1,720,000	1,832,432
Onyx Acceptance Owner Trust
4.030% due 04/15/08 “	577,381	575,924
Popular ABS Mortgage Pass-Through Trust
3.735% due 12/25/34 “ §	350,000	346,203
3.914% due 05/25/35 “ §	260,000	256,285
4.415% due 04/25/35 “ §	430,000	424,821
Residential Asset Mortgage Products Inc
4.450% due 07/25/28 “	760,000	755,487
Structured Asset Securities Corp
5.180% due 03/25/35 “ §	1,370,690	1,362,527
Volkswagen Auto Lease Trust
3.520% due 04/20/07 “	615,305	613,820
Wells Fargo Home Equity Trust
2.940% due 02/25/18 “ §	311,408	309,549
WFS Financial Owner Trust
4.500% due 02/20/10 “ §	183,057	183,244
Whole Auto Loan Trust
2.590% due 05/15/07 “	200,524	200,134

Total Asset-Backed Securities (Cost $27,237,072)		27,126,093

U.S. GOVERNMENT AGENCY ISSUES - 4.34%
Fannie Mae
0.000% due 10/05/07	3,375,000	3,127,238
4.750% due 12/15/10	350,000	344,392
6.000% due 05/15/11 † ‡	2,795,000	2,900,810
7.250% due 05/15/30	940,000	1,184,055
Federal Home Loan Bank
3.125% due 11/15/06	2,470,000	2,440,444
Freddie Mac
3.625% due 09/15/06	815,000	809,883
3.625% due 09/15/08	3,000,000	2,904,090
4.125% due 07/12/10 †	124,000	119,305
4.375% due 11/16/07 †	200,000	197,829
4.625% due 02/21/08 †	390,000	386,959
5.125% due 04/18/11	200,000	199,907
6.625% due 09/15/09	310,000	324,646
Tennessee Valley Authority
4.650% due 06/15/35	1,335,000	1,199,982
5.375% due 11/13/08	525,000	529,075
6.790% due 05/23/12	6,638,000	7,188,927

Total U.S. Government Agency Issues (Cost $24,703,392)		23,857,542

U.S. TREASURY OBLIGATIONS - 0.85%
U.S. Treasury Bonds - 0.19%
5.375% due 02/15/31 †	355,000	373,804
8.875% due 08/15/17	495,000	661,096

		1,034,900

U.S. Treasury Notes - 0.66%
4.250% due 11/30/07 †	194,000	192,204
4.250% due 01/15/11 †	808,000	788,210
4.250% due 08/15/15 †	238,000	226,797
4.375% due 12/31/07 †	73,000	72,441
4.375% due 01/31/08 †	1,168,000	1,158,648
4.500% due 02/28/11	405,000	399,226
4.500% due 11/15/15 ‡	140,000	135,899
4.625% due 02/29/08 †	661,000	658,548

		3,631,973

Total U.S. Treasury Obligations (Cost $4,724,337)		4,666,873

SHORT-TERM INVESTMENT - 3.20%
Repurchase Agreement - 3.20%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $17,580,712; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $17,928,501)	17,575,000	17,575,000

Total Short-Term Investment (Cost $17,575,000)		17,575,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 108.45% (Cost $547,728,285)		595,657,586

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MULTI-STRATEGY PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 11.55%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $63,442,910)	63,442,910	$63,442,910
TOTAL INVESTMENTS - 120.00% (Cost $611,171,195)		659,100,496

OTHER ASSETS & LIABILITIES, NET - (20.00%)		(109,872,234)

NET ASSETS - 100.00%		$549,228,262

Notes to Schedule of Investments

(a) Securities with an approximate aggregate market value of $1,172,735 were segregated with the broker to cover margin requirements for the following open futures contracts as of March 31, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
U.S. Treasury 30-Year Bonds (06/06)	105	$10,500,000	($346,229)
Short Futures Outstanding

Euro-Bund 10-Year Notes (06/06)	64	EUR 6,400,000	102,329
U.S. Treasury 2-Year Notes (06/06)	296	$59,200,000	117,471
U.S. Treasury 5-Year Notes (06/06)	25	2,500,000	18,157
U.S. Treasury 10-Year Notes (06/06)	112	11,200,000	61,696

			($46,576)

(b) Transactions in written options for the period ended March 31, 2006 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2005	548	$67,264
Call Options Written	443	41,668
Call Options Expired	(548)	(67,264)

Outstanding, March 31, 2006	443	$41,668

(c) Premiums received and value of written options outstanding as of March 31, 2006:

	Number of
Type	Contracts	Premium	Value
Call - CBOE MedImmune Inc Strike @ $40.00 Exp. 06/17/06 Broker: Lehman Brothers Holdings Inc	443	$41,668	$39,870

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MAIN STREET® CORE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.00%
Technology - 0.00%
Lucent Technologies Inc * Exp. 12/10/07	55,563	$34,727
MicroStrategy Inc * Exp. 06/24/07	17,632	2,645
		37,372

Total Warrants (Cost $0)		37,372

COMMON STOCKS - 99.57%
Autos & Transportation - 1.66%
Alaska Air Group Inc * †	12,100	428,945
AMR Corp * †	52,200	1,412,010
Burlington Northern Santa Fe Corp	84,000	6,999,720
Continental Airlines Inc ‘B’ * †	21,100	567,590
CSX Corp	33,800	2,021,240
FedEx Corp	6,000	677,640
Ford Motor Co †	708,300	5,638,068
General Maritime Corp †	5,700	190,038
Genuine Parts Co	5,400	236,682
Harley-Davidson Inc	118,000	6,121,840
Landstar System Inc	11,200	494,144
Norfolk Southern Corp	145,800	7,883,406
OMI Corp †	10,300	185,606
Overseas Shipholding Group Inc †	15,900	762,087
Southwest Airlines Co	32,000	575,680
The Goodyear Tire & Rubber Co * †	55,100	797,848
TRW Automotive Holdings Corp * †	10,600	246,980
United Parcel Service Inc ‘B’	11,900	944,622

		36,184,146

Consumer Discretionary - 11.23%
Administaff Inc †	6,100	331,596
American Eagle Outfitters Inc †	37,000	1,104,820
American Greetings Corp ‘A’ †	13,200	285,384
AnnTaylor Stores Corp *	10,400	382,616
Apollo Group Inc ‘A’ *	37,700	1,979,627
AutoNation Inc *	46,700	1,006,385
Avon Products Inc	134,400	4,189,248
Barnes & Noble Inc	21,700	1,003,625
Bed Bath & Beyond Inc *	44,700	1,716,480
Best Buy Co Inc	137,500	7,690,375
Career Education Corp *	22,100	833,833
CBS Corp ‘B’	164,255	3,938,835
CDW Corp	9,700	570,845
Cendant Corp	496,900	8,621,215
Chico’s FAS Inc *	15,000	609,600
Choice Hotels International Inc	7,600	347,928
Circuit City Stores Inc	37,800	925,344
CKE Restaurants Inc †	1,800	31,320
Claire’s Stores Inc	18,600	675,366
Clear Channel Communications Inc	277,900	8,061,879
Coach Inc *	161,600	5,588,128
Costco Wholesale Corp	55,400	3,000,464
Dollar General Corp	28,800	508,896
Dollar Tree Stores Inc *	32,500	899,275
EarthLink Inc * †	63,800	609,290
eBay Inc *	102,400	3,999,744
Federated Department Stores Inc	67,000	4,891,000
Gannett Co Inc	108,300	6,489,336
Google Inc ‘A’ *	15,500	6,045,000
Hasbro Inc	39,500	833,450
International Game Technology	81,500	2,870,430
J.C. Penney Co Inc	137,000	8,276,170
Jones Apparel Group Inc	13,400	473,958
Kimberly-Clark Corp	14,000	809,200
Kohl’s Corp *	64,000	3,392,640
Liberty Media Corp ‘A’ *	282,600	2,320,146
Live Nation Inc *	20,187	400,510
Lowe’s Cos Inc	164,300	10,587,492
Manpower Inc	16,700	954,906
McDonald’s Corp	179,200	6,157,312
News Corp ‘A’	368,900	6,127,429
Nike Inc ‘B’	1,500	127,650
Nordstrom Inc	173,000	6,778,140
Office Depot Inc *	109,300	4,070,332
Omnicom Group Inc	50,600	4,212,450
Payless ShoeSource Inc *	1,300	29,757
PHH Corp * †	12,555	335,218
Phillips-Van Heusen Corp	5,100	194,871
R.H. Donnelley Corp *	4,700	273,681
Robert Half International Inc	20,300	783,783
Sabre Holdings Corp ‘A’	35,400	832,962
Saks Inc *	11,500	221,950
Six Flags Inc * †	8,300	84,494
Staples Inc	361,650	9,229,308
Starbucks Corp *	29,500	1,110,380
Target Corp	144,500	7,515,445
Tech Data Corp *	7,200	265,752
The Children’s Place Retail Stores Inc * †	7,100	411,090
The Corporate Executive Board Co	1,800	181,620
The Gap Inc	358,100	6,689,308
The Home Depot Inc	437,600	18,510,480
The McGraw-Hill Cos Inc	92,300	5,318,326
The Men’s Wearhouse Inc	17,300	621,762
The Sports Authority Inc * †	9,700	357,930
The Talbots Inc †	10,000	268,700
The Timberland Co ‘A’ *	26,300	900,249
The TJX Cos Inc	111,700	2,772,394
The Walt Disney Co	258,700	7,215,143
Tiffany & Co	3,300	123,882
Time Warner Inc	740,200	12,427,958
Too Inc * †	10,100	346,935
United Online Inc †	46,550	598,633
Viacom Inc ‘B’ *	167,655	6,505,014
Wal-Mart Stores Inc	279,300	13,194,132
Waste Management Inc	120,100	4,239,530
Whirlpool Corp	3,600	329,292
Yahoo! Inc *	89,800	2,896,948
Yum! Brands Inc	92,700	4,529,322
Zale Corp * †	5,300	148,559

		244,194,477

Consumer Staples - 5.48%
Albertson’s Inc	27,800	713,626
Altria Group Inc	384,800	27,266,928
Brown-Forman Corp ‘B’ †	3,300	254,001
Campbell Soup Co	78,300	2,536,920
Chiquita Brands International Inc †	1,300	21,801
Colgate-Palmolive Co	36,600	2,089,860
ConAgra Foods Inc	35,500	761,830
Dean Foods Co *	19,300	749,419
Del Monte Foods Co	10,400	123,344
General Mills Inc	74,700	3,785,796
H.J. Heinz Co	58,300	2,210,736
Loews Corp-Carolina Group	9,900	467,973
PepsiCo Inc	160,700	9,286,853
Performance Food Group Co * †	2,500	77,975
Pilgrim’s Pride Corp †	23,300	504,911
Reynolds American Inc †	73,300	7,733,150
Safeway Inc	309,800	7,782,176

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Sara Lee Corp	170,600	$3,050,328
SUPERVALU Inc	27,100	835,222
Sysco Corp	32,700	1,048,035
The Coca-Cola Co	189,000	7,913,430
The Kroger Co *	350,100	7,128,036
The Pepsi Bottling Group Inc	50,000	1,519,500
The Procter & Gamble Co	486,682	28,042,617
Walgreen Co	30,400	1,311,152
Whole Foods Market Inc	29,700	1,973,268
Wm. Wrigley Jr. Co	500	32,000

		119,220,887

Energy - 3.64%
Anadarko Petroleum Corp	104,600	10,565,646
Apache Corp	124,400	8,149,444
Burlington Resources Inc	113,600	10,440,976
Comstock Resources Inc * †	10,300	305,807
Devon Energy Corp	191,900	11,738,523
EOG Resources Inc	108,500	7,812,000
Grey Wolf Inc * †	47,100	350,424
Halliburton Co	16,700	1,219,434
Kerr-McGee Corp	70,572	6,738,215
Remington Oil & Gas Corp * †	8,600	371,692
Sunoco Inc	86,000	6,671,020
Swift Energy Co * †	8,700	325,902
Tesoro Corp	17,200	1,175,448
Universal Compression Holdings Inc *	5,000	253,350
Valero Energy Corp	130,978	7,829,865
Veritas DGC Inc * †	10,000	453,900
Whiting Petroleum Corp * †	8,500	348,415
XTO Energy Inc	100,700	4,387,499

		79,137,560

Financial Services - 22.80%
Accredited Home Lenders Holding Co * †	7,700	394,086
ACE Ltd (Cayman)	36,300	1,887,963
Aflac Inc	83,200	3,754,816
American Express Co	132,600	6,968,130
American International Group Inc	376,900	24,909,321
AmeriCredit Corp *	47,800	1,468,894
Ameriprise Financial Inc	79,500	3,582,270
AmerUs Group Co †	14,800	891,552
Aon Corp	162,800	6,757,828
Astoria Financial Corp	29,750	921,060
Automatic Data Processing Inc	4,800	219,264
Bank of America Corp	934,723	42,567,285
BB&T Corp	94,100	3,688,720
Capital One Financial Corp	99,133	7,982,189
CheckFree Corp *	13,700	691,850
Chicago Mercantile Exchange Holdings Inc	9,200	4,117,000
CIGNA Corp	69,600	9,091,152
CIT Group Inc	108,000	5,780,160
Citigroup Inc	962,800	45,482,672
Comerica Inc	24,900	1,443,453
Countrywide Financial Corp	209,598	7,692,247
Downey Financial Corp †	500	33,650
Fair Isaac Corp	19,500	772,590
Fannie Mae	132,500	6,810,500
Fidelity National Financial Inc	28,137	999,708
Fidelity National Title Group Inc ‘A’ †	5,816	132,430
First Data Corp	281,900	13,198,558
Fiserv Inc *	26,800	1,140,340
Freddie Mac	84,300	5,142,300
Fremont General Corp †	3,200	68,992
Genworth Financial Inc ‘A’	233,100	7,792,533
Global Payments Inc	13,000	689,130
Golden West Financial Corp	30,000	2,037,000
Janus Capital Group Inc	24,400	565,348
Jefferson-Pilot Corp †	500	27,970
JPMorgan Chase & Co	687,312	28,619,672
KeyCorp	89,100	3,278,880
LandAmerica Financial Group Inc †	3,000	203,550
Lehman Brothers Holdings Inc	99,500	14,380,735
Lincoln National Corp	6,000	327,540
Loews Corp	19,800	2,003,760
M&T Bank Corp	20,700	2,362,698
MBIA Inc	19,400	1,166,522
Mellon Financial Corp	114,200	4,065,520
Merrill Lynch & Co Inc	264,600	20,839,896
MetLife Inc	164,900	7,976,213
MGIC Investment Corp †	16,500	1,099,395
Moody’s Corp	32,500	2,322,450
Morgan Stanley	296,600	18,632,412
National City Corp	162,100	5,657,290
North Fork Bancorp Inc	11,300	325,779
Northern Trust Corp	41,600	2,184,000
Principal Financial Group Inc	163,300	7,969,040
Prudential Financial Inc	126,300	9,574,803
Radian Group Inc	18,400	1,108,600
Regions Financial Corp †	67,019	2,357,058
Safeco Corp	7,600	381,596
StanCorp Financial Group Inc	13,100	708,841
State Street Corp	82,800	5,003,604
SunTrust Banks Inc	72,600	5,282,376
T. Rowe Price Group Inc	4,600	359,766
TD Ameritrade Holding Corp	4,100	85,567
The Allstate Corp	182,300	9,499,653
The Bank of New York Co Inc	173,900	6,267,356
The Bear Stearns Cos Inc	13,800	1,914,060
The Charles Schwab Corp	393,600	6,773,856
The Chubb Corp	63,700	6,079,528
The Dun & Bradstreet Corp *	7,400	567,432
The Goldman Sachs Group Inc	120,500	18,913,680
The Hanover Insurance Group Inc	3,200	167,744
The Hartford Financial Services Group Inc	97,800	7,877,790
The PMI Group Inc †	12,600	578,592
The PNC Financial Services Group Inc	31,400	2,113,534
The Progressive Corp †	52,500	5,473,650
The St. Paul Travelers Cos Inc	248,300	10,376,457
U.S. Bancorp	465,800	14,206,900
UnionBanCal Corp	25,200	1,768,032
United Rentals Inc * †	15,100	520,950
Wachovia Corp	288,700	16,181,635
Washington Mutual Inc †	109,610	4,671,578
Wells Fargo & Co	210,300	13,431,861
Zenith National Insurance Corp †	8,100	389,853

		495,754,665

Health Care - 12.76%
Abbott Laboratories	104,700	4,446,609
Abgenix Inc *	21,800	490,500
Aetna Inc	163,700	8,044,218
Alkermes Inc * †	20,000	441,000
Allergan Inc	55,200	5,989,200
Alpharma Inc ‘A’ †	17,800	477,396
AmerisourceBergen Corp	30,400	1,467,408
Amgen Inc *	280,500	20,406,375
Andrx Corp * †	12,500	296,750
Baxter International Inc	102,500	3,978,025
Becton Dickinson & Co	103,900	6,398,162
Biogen Idec Inc *	48,600	2,289,060
Boston Scientific Corp *	106,300	2,450,215
Bristol-Myers Squibb Co	183,700	4,520,857
Cardinal Health Inc	143,000	10,656,360
Caremark Rx Inc *	205,400	10,101,572
Coventry Health Care Inc *	16,250	877,175
Endo Pharmaceuticals Holdings Inc *	9,600	314,976
Express Scripts Inc *	73,300	6,443,070

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Forest Laboratories Inc *	107,600	$4,802,188
Genentech Inc *	43,400	3,667,734
Genesis HealthCare Corp * †	5,000	219,700
Genzyme Corp *	21,100	1,418,342
Gilead Sciences Inc *	111,800	6,956,196
Guidant Corp	36,500	2,849,190
HCA Inc	177,900	8,146,041
Health Net Inc *	18,700	950,334
Healthways Inc * †	6,100	310,734
Henry Schein Inc *	18,200	871,052
Humana Inc *	28,200	1,484,730
IMS Health Inc †	13,400	345,318
Johnson & Johnson	530,300	31,404,366
Kinetic Concepts Inc *	8,200	337,594
King Pharmaceuticals Inc *	60,500	1,043,625
Kos Pharmaceuticals Inc * †	16,300	778,651
Manor Care Inc	9,800	434,630
McKesson Corp	172,300	8,981,999
Medco Health Solutions Inc *	122,954	7,035,428
Medicis Pharmaceutical Corp ‘A’ †	3,600	117,360
Medtronic Inc	137,700	6,988,275
Mentor Corp †	15,200	688,712
Merck & Co Inc	489,400	17,241,562
Millipore Corp *	6,000	438,360
Pediatrix Medical Group Inc * †	8,800	903,232
Pfizer Inc	1,300,560	32,409,955
Quest Diagnostics Inc	80,100	4,109,130
Sepracor Inc *	1,500	73,215
Sierra Health Services Inc * †	21,500	875,050
Techne Corp * †	7,200	433,008
UnitedHealth Group Inc	253,490	14,159,951
Watson Pharmaceuticals Inc *	24,800	712,752
WellCare Health Plans Inc * †	7,200	327,168
WellPoint Inc *	187,331	14,505,039
Wyeth	235,400	11,421,608

		277,531,157

Integrated Oils - 7.62%
Amerada Hess Corp	41,900	5,966,560
Canadian Natural Resources Ltd (NYSE) (Canada)	40,000	2,215,600
Canadian Natural Resources Ltd (TSE) (Canada)	12,600	700,210
Chevron Corp	482,247	27,955,859
ConocoPhillips	377,000	23,807,550
Exxon Mobil Corp	1,186,400	72,204,304
Giant Industries Inc * †	5,200	361,608
KCS Energy Inc * †	13,600	353,600
Marathon Oil Corp	99,900	7,609,383
Murphy Oil Corp	6,500	323,830
Occidental Petroleum Corp	115,824	10,731,094
Paramount Resources Ltd ‘A’ * (Canada)	144,400	5,149,857
Schlumberger Ltd (Netherlands)	10,500	1,328,985
Talisman Energy Inc (Canada)	38,500	2,044,586
Transocean Inc * (Cayman)	61,400	4,930,420

		165,683,446

Materials & Processing - 3.26%
Agrium Inc (Canada)	22,100	558,246
AK Steel Holding Corp * †	59,900	898,500
Archer-Daniels-Midland Co	16,300	548,495
Building Materials Holding Corp †	8,800	313,632
Carpenter Technology Corp †	9,100	860,132
Commercial Metals Co †	8,900	476,061
E.I. du Pont de Nemours & Co †	72,800	3,072,888
Energizer Holdings Inc *	9,800	519,400
FMC Corp	3,400	210,732
Freeport-McMoRan Copper & Gold Inc ‘B’	121,300	7,250,101
Lone Star Technologies Inc * †	7,200	398,952
Louisiana-Pacific Corp	14,100	383,520
Lubrizol Corp	3,400	145,690
Masco Corp	161,400	5,243,886
MeadWestvaco Corp	28,400	775,604
Monsanto Co	46,500	3,940,875
NS Group Inc * †	8,100	372,843
Nucor Corp	89,100	9,336,789
Phelps Dodge Corp	62,400	5,025,072
PPG Industries Inc	63,600	4,029,060
Precision Castparts Corp	28,800	1,710,720
Quanex Corp †	8,500	566,355
Quanta Services Inc * †	24,500	392,490
Reliance Steel & Aluminum Co †	13,400	1,258,528
Rohm & Haas Co	73,800	3,606,606
Sealed Air Corp	12,600	729,162
Southern Copper Corp	16,500	1,393,920
Steel Dynamics Inc †	9,900	561,627
Texas Industries Inc †	6,000	362,940
The Dow Chemical Co	248,000	10,068,800
The Scotts Miracle-Gro Co ‘A’	11,000	503,360
Tronox Inc ‘B’ *	14,230	241,770
United States Steel Corp	2,300	139,564
URS Corp * †	27,500	1,106,875
USG Corp * †	16,600	1,576,336
Weyerhaeuser Co	28,300	2,049,769
Worthington Industries Inc	13,800	276,828

		70,906,128

Multi-Industry - 3.92%
3M Co	70,700	5,351,283
Eaton Corp	6,400	467,008
General Electric Co	1,742,500	60,604,150
Honeywell International Inc	158,600	6,783,322
ITT Industries Inc	13,800	775,836
Johnson Controls Inc	67,100	5,094,903
SPX Corp	20,200	1,079,084
Teleflex Inc	2,200	157,586
Tyco International Ltd (Bermuda)	181,700	4,884,096

		85,197,268

Producer Durables - 5.89%
Agilent Technologies Inc *	217,000	8,148,350
Alliant Techsystems Inc * †	10,300	794,851
American Tower Corp ‘A’ *	84,900	2,574,168
Applied Materials Inc	454,600	7,960,046
BE Aerospace Inc * †	13,100	329,072
Beazer Homes USA Inc †	3,100	203,670
Caterpillar Inc	95,900	6,886,579
Crown Castle International Corp *	25,600	725,760
Cymer Inc * †	9,800	445,312
Danaher Corp	36,500	2,319,575
Deere & Co	71,400	5,644,170
Emerson Electric Co	66,400	5,553,032
Flowserve Corp * †	19,400	1,131,796
Illinois Tool Works Inc	84,200	8,109,302
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	122,400	5,115,096
KLA-Tencor Corp	101,100	4,889,196
Lam Research Corp *	27,200	1,169,600
Lennar Corp ‘A’	4,500	271,710
Lexmark International Inc ‘A’ *	24,500	1,111,810
Lockheed Martin Corp	151,400	11,374,682
Mettler-Toledo International Inc *	2,100	126,714
Northrop Grumman Corp	175,200	11,964,408
Novellus Systems Inc *	37,800	907,200
Parker-Hannifin Corp	10,000	806,100
Pitney Bowes Inc	30,500	1,309,365
Polycom Inc *	11,000	238,480
Roper Industries Inc †	13,300	646,779
Terex Corp *	15,200	1,204,448

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
The Boeing Co	257,300	$20,051,389
United Technologies Corp	138,900	8,052,033
Waters Corp *	11,900	513,485
Xerox Corp *	489,500	7,440,400

		128,018,578

Technology - 17.48%
Adobe Systems Inc *	38,000	1,326,960
ADTRAN Inc †	23,100	604,758
Advanced Micro Devices Inc *	182,900	6,064,964
Analog Devices Inc	201,100	7,700,119
Apple Computer Inc *	99,300	6,228,096
Applera Corp-Applied Biosystems Group	38,800	1,053,032
Arrow Electronics Inc *	29,600	955,192
Autodesk Inc *	111,900	4,310,388
Avaya Inc *	65,800	743,540
Avnet Inc *	25,800	654,804
BEA Systems Inc *	97,400	1,278,862
BMC Software Inc *	47,600	1,031,016
Broadcom Corp ‘A’ *	156,050	6,735,118
Brocade Communications Systems Inc *	124,000	828,320
CA Inc	243,900	6,636,519
CACI International Inc ‘A’ * †	8,600	565,450
Cadence Design Systems Inc *	59,300	1,096,457
Ceridian Corp *	23,600	600,620
Check Point Software Technologies Ltd * (Israel)	32,700	654,654
Cisco Systems Inc *	1,200,200	26,008,334
Citrix Systems Inc *	24,100	913,390
Cognos Inc * (Canada)	6,000	233,400
Computer Sciences Corp *	36,700	2,038,685
Compuware Corp *	108,700	851,121
Corning Inc *	160,000	4,305,600
CSG Systems International Inc *	1,800	41,868
Dell Inc *	658,000	19,582,080
Digital River Inc * †	10,800	470,988
Electronic Data Systems Corp	27,500	737,825
EMC Corp *	825,600	11,252,928
Emulex Corp * †	18,900	323,001
Freescale Semiconductor Inc ‘B’ *	255,943	7,107,537
General Dynamics Corp	126,600	8,099,868
Genesis Microchip Inc * †	7,600	129,504
Hewlett-Packard Co	718,000	23,622,200
Hyperion Solutions Corp *	24,950	813,370
Intel Corp	1,502,700	29,077,245
International Business Machines Corp	303,200	25,004,904
Internet Security Systems Inc * †	21,500	515,570
Intersil Corp ‘A’	37,300	1,078,716
Intuit Inc *	26,400	1,404,216
Jabil Circuit Inc *	32,100	1,375,806
Juniper Networks Inc *	102,600	1,961,712
Komag Inc * †	13,900	661,640
Linear Technology Corp	40,000	1,403,200
LSI Logic Corp * †	113,300	1,309,748
Lucent Technologies Inc * †	2,028,900	6,188,145
McAfee Inc *	33,800	822,354
Micrel Inc * †	13,200	195,624
Microchip Technology Inc	35,000	1,270,500
Microsemi Corp * †	10,600	308,566
Microsoft Corp	1,783,000	48,515,430
MicroStrategy Inc ‘A’ * †	4,300	452,747
Motorola Inc	772,600	17,700,266
National Semiconductor Corp	50,100	1,394,784
NCR Corp *	34,600	1,445,934
Network Appliance Inc *	25,300	911,559
Novell Inc *	114,400	878,592
NVIDIA Corp *	32,100	1,838,046
OmniVision Technologies Inc * †	21,600	652,320
Oracle Corp *	817,000	11,184,730
Palm Inc * †	23,600	546,576
Parametric Technology Corp *	22,240	363,179
PerkinElmer Inc	6,400	150,208
QLogic Corp *	48,600	940,410
QUALCOMM Inc	293,100	14,833,791
Raytheon Co	235,200	10,781,568
Red Hat Inc * †	39,400	1,102,412
Rockwell Automation Inc	95,700	6,881,787
Sanmina-SCI Corp *	220,700	904,870
Solectron Corp *	284,600	1,138,400
Symantec Corp *	382,213	6,432,645
Synopsys Inc *	69,500	1,553,325
Texas Instruments Inc	581,800	18,891,046
The Reynolds & Reynolds Co ‘A’	2,100	59,640
Websense Inc * †	11,600	319,928
Western Digital Corp * †	94,600	1,838,078
Zoran Corp * †	5,900	129,092

		380,019,877

Utilities - 3.83%
American Electric Power Co Inc	16,500	561,330
AT&T Inc	351,132	9,494,609
BellSouth Corp	255,300	8,846,145
CenturyTel Inc †	25,000	978,000
Constellation Energy Group Inc	53,600	2,932,456
Dobson Communications Corp ‘A’ * †	44,100	353,682
Edison International	116,300	4,789,234
Exelon Corp	11,100	587,190
FirstEnergy Corp	27,700	1,354,530
PG&E Corp	176,800	6,877,520
Pinnacle West Capital Corp	800	31,280
Progress Energy Inc	8,400	369,432
Qwest Communications International Inc * †	967,200	6,576,960
Sprint Nextel Corp	642,313	16,597,368
The AES Corp *	35,200	600,512
TXU Corp	125,200	5,603,952
Verizon Communications Inc	487,700	16,611,062

		83,165,262

Total Common Stocks (Cost $1,976,188,427)		2,165,013,451

	Principal
	Amount
SHORT-TERM INVESTMENT - 1.15%
Repurchase Agreement - 1.15%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $24,865,079; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $25,355,243)	$24,857,000	24,857,000

Total Short-Term Investment (Cost $24,857,000)		24,857,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.72% (Cost $2,001,045,427)		2,189,907,823

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MAIN STREET CORE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.46%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $75,289,913)	75,289,913	$75,289,913

TOTAL INVESTMENTS - 104.18% (Cost $2,076,335,340)		2,265,197,736

OTHER ASSETS & LIABILITIES, NET - (4.18%)		(90,849,815)

NET ASSETS - 100.00%		$2,174,347,921

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
WARRANTS - 0.01%
India - 0.01%
Trent Ltd * Exp. 01/07/10	14,582	$109,791

Total Warrants (Cost $0)		109,791

PREFERRED STOCKS - 6.65%
Brazil - 6.11%
America Latina Logistica SA	193,200	11,963,401
Banco Bradesco SA	429,700	15,390,964
Cia de Bebidas das Americas ADR †	140,030	6,015,689
Cia Energetica de Minas Gerais	9,127,640	416,522
Cia Vale do Rio Doce * +	25,780	—
Cia Vale do Rio Doce ADR	212,270	9,176,432
Electropaulo Metropolitana Electricidade de Sao Paulo SA *	192,439,000	9,203,991
Embraer-Empresa Brasileira de Aeronautica SA	681,790	6,285,448
Lojas Americanas SA	309,372,890	13,082,585
Petroleo Brasileiro SA ADR ‘A’	46,300	3,697,055
Sadia SA	5,892,290	15,792,644
Suzano Bahia Sul Papel e Celulose SA	10,000	68,484
Tele Norte Leste Participacoes SA	44,140	735,735
Vivo Participacoes SA ADR †	81,500	348,820

		92,177,770

South Korea - 0.54%
Hyundai Motor Co	54,410	2,912,022
LG Electronics Inc	64,690	3,295,755
S-Oil Corp	34,420	2,019,288

		8,227,065

Total Preferred Stocks (Cost $65,785,705)		100,404,835

COMMON STOCKS - 87.74%
Bermuda - 1.05%
Dairy Farm International Holdings Ltd †	460,290	1,611,015
Guoco Group Ltd	390,410	4,998,902
Midland Holdings Ltd †	10,845,470	6,080,279
Varitronix International Ltd	4,708,470	3,185,847

		15,876,043

Brazil - 6.26%
America Latina Logistica SA GDR ~	23,600	1,467,580
Banco Nossa Caixa SA	206,200	4,564,224
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR †	465,140	19,605,651
Cia de Bebidas das Americas ADR †	48,660	1,826,210
Cyrela Brazil Realty SA Empreendimentos e Participacoes GDR ~	27,990	4,973,621
Diagnosticos da America SA *	554,960	14,361,257
Diagnosticos da America SA ADR * ~	28,100	2,163,231
Embraer-Empresa Brasileira de Aeronautica SA	463,560	4,181,465
Gafisa SA *	249,800	2,675,769
Light SA *	197,283,000	1,359,283
Natura Cosmeticos SA	450,850	5,354,365
Petroleo Brasileiro SA ADR	228,010	19,761,627
Rossi Residencial SA	85,000	1,017,329
Tele Norte Leste Participacoes SA	500,005	11,076,812

		94,388,424

Cayman - 0.21%
Hutchison Telecommunications International Ltd *	1,883,770	3,216,841

China - 0.36%
Sinotrans Ltd †	13,534,780	5,451,137

Egypt - 3.36%
Commercial International Bank GDR	731,010	8,940,252
Eastern Tobacco Co	146,741	9,019,689
Medinet Nasr Housing & Development	259,283	3,848,531
Orascom Telecom Holding SAE	281,290	15,451,251
Vodafone Egypt Telecommunications SAE	870,795	13,355,473

		50,615,196

Greece - 0.27%
Folli-Follie SA	44,560	1,275,488
INTRALOT SA-Integrated Lottery Systems & Services	109,400	2,863,666

		4,139,154

Hong Kong - 2.11%
Hang Lung Group Ltd	2,324,540	5,302,689
Henderson Land Development Co Ltd †	2,333,900	12,934,110
Shaw Brothers Ltd	1,244,000	1,571,203
Television Broadcasts Ltd	729,920	4,139,175
The Hongkong & Shanghai Hotels Ltd	1,397,360	1,593,813
The Link REIT *	2,892,000	6,261,717

		31,802,707

Hungary - 1.35%
Danubius Hotel & Spa Rt *	31,089	842,047
Magyar Telekom Telecommunications PLC	1,833,081	8,204,724
OTP Bank Rt	325,000	11,271,874

		20,318,645

India - 15.94%
Amtek Auto Ltd	1,405,704	9,993,134
Bajaj Auto Ltd	76,870	4,743,916
Bharat Electronics Ltd	101,100	3,008,350
Bharat Heavy Electricals Ltd	160,667	8,094,548
Bharat Petroleum Corp Ltd *	872,477	8,338,527
Bharti Tele-Ventures Ltd *	1,226,050	11,371,958
Cipla Ltd	324,140	4,823,859
Divi’s Laboratories Ltd	116,401	4,907,414
GAIL India Ltd	1,510,180	10,808,816
Gateway Distriparks Ltd GDR ~	527,900	3,003,434
HCL Technologies Ltd #	779,371	11,457,629
Hindustan Petroleum Corp Ltd	928,897	6,676,578
Housing Development Finance Corp	565,260	16,980,665
ICICI Bank Ltd ADR †	338,930	9,381,582
Infosys Technologies Ltd	287,822	19,283,427
ITC Ltd	1,875,220	8,223,577
Larsen & Toubro Ltd	287,387	15,710,705
Mahindra & Mahindra Ltd	544,664	7,674,867
National Thermal Power Corp Ltd	811,486	2,445,399
Oil & Natural Gas Corp Ltd	179,720	5,296,086
Patni Computer Systems Ltd	97,789	1,006,677
Ranbaxy Laboratories Ltd	566,844	5,507,303
Reliance Capital Ventures Ltd *	859,232	479,818
Reliance Communication Ventures Ltd *	859,232	5,960,560
Reliance Energy Ventures Ltd *	859,232	837,993
Reliance Industries Ltd	722,332	12,910,264

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Reliance Natural Resources Ltd *	859,232	$644,907
Rico Auto Industries Ltd	1,314,757	2,659,059
Sun Pharmaceutical Industries Ltd	230,335	4,449,089
Tata Consultancy Services Ltd	401,034	17,262,486
Trent Ltd	106,996	2,199,669
United Breweries Holdings Ltd *	206,090	3,366,445
United Breweries Ltd	144,824	4,866,249
Zee Telefilms Ltd	1,144,066	6,144,534

		240,519,524

Indonesia - 4.93%
P.T. Aneka Tambang Tbk	22,853,690	10,940,195
P.T. Astra International Tbk	10,278,370	12,724,955
P.T. Bank Mandiri Persero Tbk	33,438,880	6,218,962
P.T. Gudang Garam Tbk	7,871,660	9,095,678
P.T. Indosat Tbk	27,088,000	15,351,953
P.T. Telekomunikasi Indonesia Tbk	26,319,500	19,985,094

		74,316,837

Israel - 1.87%
Bank Hapoalim BM	2,557,212	11,867,494
Bank Leumi Le-Israel BM	3,807,761	13,875,639
Israel Discount Bank Ltd ‘A’ *	1,333,750	2,525,895

		28,269,028

Lebanon - 0.31%
Solidere GDR * †	206,500	4,631,795

Mexico - 6.78%
America Movil SA de CV ‘L’ ADR	497,730	17,052,230
Cemex SA de CV ADR	222,093	14,498,231
Consorcio ARA SA de CV	1,201,210	5,353,797
Corporacion GEO SA de CV ‘B’ *	2,886,860	11,009,690
Corporacion Interamericana de Entretenimiento SA de CV ‘B’ *	1,847,323	3,717,819
Empresas ICA SA de CV *	3,102,483	9,494,125
Fomento Economico Mexicano SA de CV ADR	77,410	7,095,401
Grupo Aeroportuario del Pacifico SA de CV ADR * †	56,600	1,808,370
Grupo Financiero Banorte SA de CV ‘O’	1,735,460	4,130,624
Grupo Financiero Inbursa SA de CV ‘O’	3,753,790	5,657,376
Grupo Televisa SA ADR	372,700	7,416,730
Impulsora del Desarrollo y el Empleo en America Latina SA de CV *	5,767,570	6,519,274
SARE Holding SA de CV ‘B’ *	7,551,856	8,577,751

		102,331,418

Norway - 0.57%
Det Norske Oljeselskap ASA †	1,163,681	8,576,322

Panama - 0.74%
Banco Latinoamericano de Exportaciones SA ‘E’ †	657,680	11,187,137

Peru - 0.02%
Cia de Minas Buenaventura SA ADR †	14,850	366,646

Philippines - 1.04%
Jollibee Foods Corp	6,484,030	4,562,648
SM Prime Holdings Inc	71,836,522	11,092,817

		15,655,465

Portugal - 0.27%
Jeronimo Martins Sociedade Gestora de Participacoes Sociais SA	235,961	4,080,520

Singapore - 0.34%
PEARL Energy Ltd *	617,970	757,236
Singapore Press Holdings Ltd	1,547,080	4,308,482

		5,065,718

South Africa - 5.31%
Anglo Platinum Ltd	191,360	17,361,602
Harmony Gold Mining Co Ltd ADR * †	157,710	2,504,435
Impala Platinum Holdings Ltd	63,200	11,941,935
JD Group Ltd	244,748	3,707,641
Liberty Group Ltd	377,444	5,448,466
Massmart Holdings Ltd	568,400	5,383,920
Murray & Roberts Holdings Ltd	1,134,313	5,096,176
Standard Bank Group Ltd	1,121,300	15,422,308
Steinhoff International Holdings Ltd	2,609,303	9,395,268
Tiger Brands Ltd	133,420	3,763,156

		80,024,907

South Korea - 17.18%
Able C&C Co Ltd	95,680	1,368,827
AmorePacific Corp	19,116	7,476,410
Daegu Bank	247,590	4,625,112
FINETEC Corp	353,015	3,996,670
GS Engineering & Construction Corp	47,450	2,822,777
GS Home Shopping Inc	78,237	7,408,197
Hana Financial Holdings	233,724	11,065,571
Humax Co Ltd	484,987	12,379,248
Hynix Semiconductor Inc *	2,482	73,826
Hyundai Development Co	80,810	3,696,999
Hyundai Engineering & Construction Co Ltd *	212,810	10,852,960
Hyundai Heavy Industries Co Ltd	223,656	19,520,408
Hyundai Mobis	83,220	7,366,118
Hyundai Motor Co	240,677	20,238,072
Industrial Bank of Korea	301,200	5,580,074
Jeonbuk Bank	460,971	4,417,085
Joongang Construction Co Ltd	49,630	1,292,342
Kia Motors Corp	886,059	18,193,575
Kolon Engineering & Construction Co Ltd	58,740	810,124
Kookmin Bank ADR	101,000	8,637,520
Korea Investment Holdings Co Ltd *	118,290	4,236,818
KT&G Corp	2,977	167,908
Kyeryong Construction Industrial Co Ltd	91,281	3,076,835
LG Corp	102,840	3,572,303
LG Electronics Inc	94,130	7,634,257
LG International Corp	20,170	496,154
Mirae Asset Securities Co Ltd *	79,504	4,893,309
Mobilians Co Ltd *	61,451	708,369
Mtekvision Co Ltd	131,634	3,685,102
NHN Corp *	12,525	3,867,332
Samsung Electronics Co Ltd	3,135	2,032,781
Shinhan Financial Group Co Ltd	191,280	8,563,895
SK Corp	89,889	6,032,074
SK Telecom Co Ltd	23,190	4,594,561
SK Telecom Co Ltd ADR	503,670	11,881,575
S-Oil Corp	121,987	9,366,231
SsangYong Motor Co *	1,884,760	12,201,668
Telechips Inc	98,370	2,713,376
Woori Finance Holdings Co Ltd	697,970	13,864,575
Yedang Entertainment Co Ltd *	397,601	3,683,006

		259,094,044

Taiwan - 10.39%
AU Optronics Corp	1,445,000	2,172,497
Cathay Financial Holding Co Ltd	4,790,000	8,559,237
China Motor Corp	2,649,000	2,693,193
Continental Engineering Corp	3,899,000	1,645,680
Fubon Financial Holding Co Ltd	13,379,000	11,335,166
Fubon Financial Holding Co Ltd GDR †	297,962	2,502,881

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EMERGING MARKETS PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
High Tech Computer Corp	260,000	$7,113,083
Hon Hai Precision Industry Co Ltd	2,199,000	13,617,358
Inventec Appliances Corp	1,758,000	8,205,462
Inventec Co Ltd	8,162,000	4,551,418
Lite-On Technology Corp	9,319,052	12,919,800
Merry Electronics Co Ltd	1,343,000	4,303,095
MiTAC International Corp	4,305,000	5,517,445
Motech Industries Inc	433,000	10,872,191
Powerchip Semiconductor Corp	8,824,000	5,165,242
President Chain Store Corp	2,007,261	4,242,282
Quanta Computer Inc	8,656,750	14,215,222
Shin Kong Financial Holding Co Ltd	1,356,000	1,115,430
Sunplus Technology Co Ltd	8,119,000	11,181,025
Synnex Technology International Corp	4,477,382	4,972,800
Taiwan Fertilizer Co Ltd	404,000	485,420
Uni-President Enterprises Corp	2,623,000	1,600,055
United Microelectronics Corp	28,059,000	17,721,383

		156,707,365

Thailand - 1.47%
Advanced Info Service PCL +	2,438,200	5,738,786
Kiatnakin Bank PCL +	4,083,700	3,571,596
Serm Suk PCL +	1,142,100	625,768
TISCO Bank PCL * +	5,162,680	3,652,057
TMB Bank PCL * +	79,033,390	8,579,316

		22,167,523

Turkey - 3.81%
Aksigorta AS	2,006,834	9,776,692
Ford Otomotiv Sanayi AS	325,019	2,900,876
Haci Omer Sabanci Holding AS	2,226,430	15,731,562
Haci Omer Sabanci Holding AS ADR †	3,093,530	5,491,016
Koc Holding AS	1,981,948	10,539,924
Petkim Petrokimya Holding AS *	582,518	2,707,875
Turkiye Is Bankasi ‘C’	24,400	203,258
Turkiye Vakiflar Bankasi TAO ‘D’ *	1,864,870	10,194,715

		57,545,918

United Kingdom - 1.80%
Highland Gold Mining Ltd	666,254	3,102,248
HSBC Holdings PLC ADR †	522	43,733
HSBC Holdings PLC (HSI) †	679,634	11,378,103
Old Mutual PLC	2,731,820	9,551,901
Standard Chartered PLC	125,370	3,119,166

		27,195,151

Total Common Stocks (Cost $1,010,907,198)		1,323,543,465

	Principal
	Amount
CORPORATE BONDS - 0.01%
India - 0.01%
Trent Ltd 10.000% due 07/07/10	INR 1,458,200	142,052

Total Corporate Bonds (Cost $0)		142,052

SHORT-TERM INVESTMENT - 5.00%
Repurchase Agreement - 5.00%

State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $75,516,535; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $77,004,381)	$75,492,000	75,492,000

Total Short-Term Investment (Cost $75,492,000)		75,492,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.41% (Cost $1,152,184,903)		1,499,692,143

	Shares
SECURITIES LENDING COLLATERAL - 4.72%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $71,157,812)	71,157,812	71,157,812

TOTAL INVESTMENTS - 104.13% (Cost $1,223,342,715)		1,570,849,955

OTHER ASSETS & LIABILITIES, NET — (4.13%)		(62,371,011)

NET ASSETS - 100.00%		$1,508,478,944

Note to Schedule of Investments

(a) As of March 31, 2006, the portfolio was diversified as a percentage of net assets as follows:

Financial Services	24.06%
Technology	12.68%
Utilities	11.22%
Short-Term Investment & Securities Lending Collateral	9.72%
Consumer Discretionary	8.99%
Autos & Transportation	8.49%
Producer Durables	7.02%
Materials & Processing	5.11%
Multi-Industry	5.03%
Consumer Staples	4.68%
Integrated Oils	4.67%
Health Care	2.40%
Energy	0.06%

104.13%
Other Assets & Liabilities, Net	(4.13%)

100.00%

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.02%
Financial Services - 0.02%
DG Funding Trust ~	60	$636,563

Total Preferred Stocks (Cost $643,181)		636,563

	Principal
	Amount
CORPORATE BONDS & NOTES - 3.96%
Autos & Transportation - 0.35%
DaimlerChrysler NA Holding Corp
5.380% due 05/24/06 §	$1,900,000	1,900,574
6.500% due 11/15/13	6,500,000	6,620,790
Ford Motor Co
7.450% due 07/16/31 †	2,000,000	1,495,000
7.700% due 05/15/97	2,000,000	1,415,000
United Air Lines Inc
9.210% due 01/21/17 + ¤	542,932	46,855
9.350% due 04/07/16 + ¤	129,315	40,295
9.560% due 10/19/18 + ¤	1,441,834	773,976
10.850% due 02/19/15 + ¤	1,000,000	540,700

		12,833,190

Consumer Discretionary - 0.01%
Chancellor Media Corp
8.000% due 11/01/08	250,000	262,586

Consumer Staples - 0.08%
The Kroger Co
5.500% due 02/01/13	2,900,000	2,825,302
The Procter & Gamble Co
6.875% due 09/15/09	175,000	184,136

		3,009,438

Energy - 0.43%
Gazprom OAO (Russia)
5.875% due 06/01/15 ~	EUR 1,800,000	2,295,317
NRG Energy Inc
7.375% due 02/01/16	$8,900,000	9,111,375
The Williams Cos Inc
6.375% due 10/01/10 ~	4,600,000	4,577,000

		15,983,692

Financial Services - 1.48%
Associates Corp of North America
6.250% due 11/01/08	150,000	153,511
CCCA LLC
7.900% due 10/15/12 ~	1,000,000	1,056,323
Countrywide Home Loans Inc
6.250% due 04/15/09	40,000	40,854
Ford Motor Credit Co
5.700% due 01/15/10 †	4,400,000	3,907,860
7.875% due 06/15/10	3,900,000	3,659,292
Morgan Stanley
4.883% due 10/29/06 à §	17,200,000	17,200,000
5.300% due 03/01/13	7,100,000	6,953,641
National Westminster Bank PLC (United Kingdom)
7.375% due 10/01/09	530,000	565,209
NationsBank Corp
7.250% due 10/15/25	840,000	947,237
Postal Square LP
6.500% due 06/15/22	2,051,100	2,139,962
Rabobank Nederland (Netherlands)
4.640% due 01/15/09 ~ §	17,800,000	17,809,968

		54,433,857

Health Care - 0.08%
HCA Inc
5.250% due 11/06/08	3,000,000	2,963,424

Integrated Oils - 0.32%
Enterprise Products Operating LP
4.000% due 10/15/07	5,000,000	4,893,290
4.625% due 10/15/09	3,900,000	3,771,869
Norsk Hydro ASA (Norway)
7.150% due 01/15/29	1,000,000	1,153,043
Occidental Petroleum Corp
7.200% due 04/01/28	745,000	855,880
8.450% due 02/15/29	595,000	779,040
Pemex Project Funding Master Trust
9.500% due 09/15/27	220,000	282,150

		11,735,272

Materials & Processing - 0.09%
GP Canada Finance Co (Canada)
7.200% due 12/15/06 ~	2,000,000	2,030,000
Packaging Corp of America
5.750% due 08/01/13	1,400,000	1,359,098

		3,389,098

Utilities - 1.12%
British Telecom PLC (United Kingdom)
8.875% due 12/15/30	1,000,000	1,282,962
Comcast Corp
7.050% due 03/15/33	3,000,000	3,096,831
Cox Communications Inc
6.400% due 08/01/08	125,000	126,881
6.800% due 08/01/28	110,000	107,823
Entergy Gulf States Inc
3.600% due 06/01/08	6,100,000	5,836,999
GTE California Inc
6.700% due 09/01/09	5,000,000	5,142,960
Niagara Mohawk Power Corp
7.750% due 05/15/06	2,400,000	2,407,298
PSEG Power LLC
6.875% due 04/15/06	350,000	350,124
7.750% due 04/15/11	1,000,000	1,087,548
Qwest Capital Funding Inc
7.000% due 08/03/09 †	880,000	897,600
7.750% due 08/15/06	7,300,000	7,382,125
Qwest Corp
6.875% due 09/15/33	1,386,000	1,337,490
8.875% due 03/15/12	1,500,000	1,683,750
SBC Communications Inc
4.125% due 09/15/09	8,200,000	7,847,605
Verizon PA Inc
5.650% due 11/15/11 †	2,899,000	2,849,563

		41,437,559

Total Corporate Bonds & Notes (Cost $147,587,261)		146,048,116

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
BANK LOAN OBLIGATIONS - 1.14%
Consumer Discretionary - 0.03%
Allied Waste Industries Inc
4.870% due 01/15/12 à §	$273,485	$274,955
6.620% due 01/15/12 à §	110,499	111,121
6.730% due 01/15/12 à §	138,124	138,901
6.820% due 01/15/12 à §	248,623	250,022
6.820% due 01/15/12 à §	91,162	91,675
6.970% due 01/15/12 à §	116,007	116,659

		983,333

Energy - 0.00%
Reliant Energy Inc
7.175% due 04/30/10 à §	182,348	182,348

Health Care - 0.03%
DaVita Inc ‘B’
6.530% due 05/16/12 à §	156,863	159,102
6.530% due 05/16/12 à §	156,863	159,102
6.530% due 05/16/12 à §	58,824	59,663
6.530% due 05/16/12 à §	39,216	39,775
6.530% due 05/16/12 à §	39,216	39,775
6.530% due 05/16/12 à §	39,216	39,775
6.690% due 05/16/12 à §	85,833	87,058
6.690% due 10/05/12 à §	39,216	39,775
6.850% due 05/16/12 à §	47,059	47,730
6.940% due 10/05/12 à §	39,216	39,775
7.020% due 05/16/12 à §	47,059	47,730
7.050% due 05/16/12 à §	29,412	29,832
7.130% due 05/16/12 à §	157,647	159,898
7.130% due 05/16/12 à §	5,882	5,966

		954,956

Materials & Processing - 0.24%
SIGMAKALON ‘A’ (Netherlands)
5.022% due 06/30/12 à §	EUR 1,379,000	1,650,864
SIGMAKALON ‘B’ (Netherlands)
5.522% due 09/19/12 à §	1,726,512	2,101,596
SIGMAKALON ‘B1’ (Netherlands)
5.522% due 09/19/12 à §	944,186	1,149,310
5.522% due 09/19/12 à §	229,302	279,118
SIGMAKALON ‘C’ (Netherlands)
6.022% due 09/19/13 à §	203,615	249,035
SIGMAKALON ‘C1’ (Netherlands)
6.022% due 09/19/13 à §	1,875,907	2,294,359
6.022% due 09/19/13 à §	659,097	806,120
6.022% due 09/19/13 à §	161,381	197,379

		8,727,781

Multi-Industry - 0.19%
Pirelli Cable SA ‘B’ (Italy)
5.066% due 06/23/13 à §	2,743,583	3,336,467
Pirelli Cable SA ‘C’ (Italy)
5.253% due 06/23/14 à §	1,090,909	1,332,271
5.566% due 06/23/14 à §	2,024,385	2,472,277

		7,141,015

Utilities - 0.65%
Satbirds Finance Sarl ‘B’ (France)
5.086% due 04/04/13 à §	3,750,000	4,577,892
5.086% due 04/04/13 à §	3,750,000	4,577,892
Telenet Communications NV ‘E’ (Belgium)
5.150% due 12/30/09 à §	5,000,000	6,101,699
UPC Broadband Holding BV ‘G’ (Netherlands)
5.139% due 04/01/10 à §	7,100,000	8,625,694

		23,883,177

Total Bank Loan Obligations (Cost $40,929,885)		41,872,610

MORTGAGE-BACKED SECURITIES - 59.29%
Collateralized Mortgage Obligations - 11.74%
Adjustable Rate Mortgage Trust
4.616% due 05/25/35 “ §	$6,510,432	6,385,537
Banc of America Funding Corp
4.115% due 05/25/35 “ §	17,922,265	17,358,610
4.627% due 02/20/36 “ §	11,116,944	10,863,537
Banc of America Funding Corp (IO)
0.032% due 01/25/36 “ §	27,878,606	78,200
Banc of America Mortgage Securities
5.000% due 05/25/34 “	7,352,587	7,065,787
Bear Stearns Adjustable Rate Mortgage Trust
4.625% due 10/25/35 “ §	2,495,143	2,430,411
4.750% due 10/25/35 “ §	14,409,478	14,202,091
5.925% due 06/25/32 “ §	83,147	82,805
Bear Stearns Alt-A Trust
5.415% due 05/25/35 “ §	12,038,498	11,976,112
Bear Stearns Commercial Mortgage Securities
7.000% due 05/20/30 “	2,455,054	2,579,060
Commercial Mortgage Acceptance Corp
6.490% due 07/15/31 “	1,589,694	1,618,303
Commercial Mortgage Pass-Through Certificates
4.929% due 03/15/20 ~ “ §	11,100,000	11,105,494
Countrywide Alternative Loan Trust (IO)
0.182% due 05/25/35 “ §	24,160,580	177,244
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 03/25/35 “ §	10,417,237	10,440,400
5.158% due 06/25/35 ~ “ §	24,239,715	24,332,774
5.250% due 02/20/36 “ §	6,631,303	6,560,624
CS First Boston Mortgage Securities Corp
4.879% due 03/25/32 ~ “ §	4,311,689	4,335,558
5.750% due 09/22/17 “	1,045,150	1,020,319
DLJ Commercial Mortgage Corp
7.300% due 06/10/32 “	1,200,000	1,264,173
Downey Savings & Loan Association Mortgage Loan Trust
5.842% due 07/19/44 “ §	11,446,436	11,602,222
Fannie Mae
5.000% due 04/25/14 - 03/25/21 “ ±	465,816	449,683
5.176% due 04/18/28 “ §	654,102	658,597
5.226% due 10/18/30 “ §	5,051	5,092
5.318% due 03/25/17 “ §	301,390	304,584
6.500% due 02/25/09 “	24,498	24,593
Fannie Mae (IO)
0.950% due 03/25/09 “ §	152,256	1,718
Fannie Mae Whole Loan
4.880% due 05/25/34 “ §	54,792	54,627
6.500% due 10/25/42 “	5,240,417	5,227,971
First Horizon Alternative Mortgage Securities
4.506% due 03/25/35 “ §	7,451,317	7,332,634
First Nationwide Trust
8.500% due 09/25/31 “	6,370	6,350

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Freddie Mac
3.500% due 02/15/10 - 07/15/32 “ ±	$36,210,120	$35,785,450
4.000% due 07/15/17 “	6,998,553	6,974,209
4.500% due 08/15/09 “	2,287,491	2,283,943
5.000% due 09/15/16 - 12/15/23 “ ±	26,812,416	26,604,979
6.250% due 04/15/22 “	732,321	732,760
6.650% due 06/15/23 “	21,664	21,632
7.000% due 09/15/21 “	173,525	172,709
7.500% due 01/15/23 “	4,094,721	4,184,356
Freddie Mac (IO)
7.000% due 06/15/23 “	2,373	16
Freddie Mac Structured Pass-Through Securities
4.818% due 10/25/44 “ §	13,358,650	13,442,423
5.018% due 07/25/44 “ §	73,716,250	74,096,162
GMAC Commercial Mortgage Securities Inc (IO)
0.545% due 05/15/35 “ §	12,061,819	225,171
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	7,304,241	7,207,272
Government National Mortgage Association
7.500% due 09/20/26 “	908,262	935,261
Imperial Savings Association
8.428% due 02/25/18 “ §	7,104	7,085
IndyMac ARM Trust
6.586% due 01/25/32 “ §	231,747	231,912
Lehman Large Loan (IO)
0.316% due 10/12/34 “ §	7,211,342	107,678
MASTR Asset Securitization Trust
5.500% due 09/25/33 “	340,371	330,905
MLCC Mortgage Investors Inc
5.129% due 03/15/25 “ §	7,999,312	8,035,224
Mortgage Capital Funding Inc (IO)
0.741% due 11/20/27 “ §	3,716,611	47,400
Residential Accredit Loans Inc
5.500% due 06/25/17 “	257,777	257,306
Residential Asset Securitization Trust
5.500% due 01/25/34 “	11,284,197	11,240,311
Residential Asset Securitization Trust (IO)
0.132% due 11/25/35 “ §	23,305,571	99,454
Sequoia Mortgage Trust
5.126% due 07/20/33 “ §	4,819,486	4,845,658
Small Business Administration
4.754% due 08/10/14 “	4,539,173	4,332,059
7.452% due 09/01/10 “	160,482	168,339
7.640% due 03/10/10 “	184,365	194,061
8.017% due 02/10/10 “	217,299	229,707
Small Business Administration Participation Certificates
6.120% due 09/01/21 “	3,143,044	3,230,680
SunTrust Alternative Loan Trust (IO)
0.282% due 12/25/35 “ §	68,618,604	280,156
Union Planters Mortgage Finance Corp
6.800% due 01/25/28 “	1,729,324	1,736,033
Washington Mutual Alternative Mortgage Pass-Through Certificates (IO)
0.032% due 11/25/35 “ §	66,478,086	146,651
0.132% due 11/25/35 “ §	23,117,400	94,603
Washington Mutual Inc
4.597% due 02/27/34 “ §	4,365,354	4,286,314
5.018% due 08/25/42 “ §	708,862	702,099
5.088% due 12/25/27 “ §	14,946,133	14,944,803
5.128% due 01/25/45 “ §	8,301,378	8,340,763
5.129% due 10/25/32 “ §	697,429	693,565
Washington Mutual MSC Mortgage Pass-Through Certificates
6.094% due 02/25/33 “ §	1,004,183	1,005,828
Wells Fargo Mortgage-Backed Securities Trust
4.950% due 03/25/36 “ §	35,711,821	35,381,176

		433,181,223

Fannie Mae - 45.82%
4.014% due 06/01/34 “ §	137,707	134,611
4.181% due 09/01/33 “ §	260,427	256,315
4.194% due 11/01/34 “ §	44,297,408	43,614,652
4.227% due 02/01/33 “ §	97,241	96,511
4.260% due 03/01/34 “ §	149,543	145,675
4.304% due 03/01/33 “ §	148,856	144,782
4.324% due 03/01/33 “ §	1,996,614	2,001,934
4.330% due 01/01/34 “ §	115,709	114,278
4.432% due 04/01/35 “ §	8,516,528	8,306,041
4.512% due 11/01/34 “ §	133,782	131,611
4.604% due 05/01/36 “ §	282,670	284,108
4.623% due 07/01/33 “ §	169,924	162,593
4.654% due 05/01/36 “ §	8,425,434	8,468,626
4.657% due 05/01/36 “ §	270,605	271,992
4.711% due 08/01/35 “ §	6,896,500	6,780,573
4.725% due 02/01/33 “ §	3,428,277	3,406,475
4.774% due 12/01/34 “ §	15,654,665	15,456,011
4.817% due 08/01/42 “ §	3,534,277	3,546,010
4.818% due 08/01/42 - 10/01/44 “ § ±	15,044,110	15,111,105
5.000% due 04/18/21 # “	111,000,000	108,225,000
5.000% due 08/01/30 - 10/01/35 “ ±	58,593,004	55,815,066
5.064% due 12/01/34 “ §	165,312	162,487
5.159% due 04/01/27 “ §	214,743	224,128
5.267% due 08/01/34 “ §	151,985	149,086
5.500% due 12/01/14 - 10/01/35 “ ±	1,080,440,694	1,055,379,846
5.500% due 04/12/36 - 05/11/36 # “ ±	308,500,000	300,906,545
5.540% due 09/01/34 “ §	4,448,527	4,444,008
5.722% due 12/01/22 “ §	95,891	97,437
5.825% due 11/01/23 “ §	126	130
6.000% due 04/01/16 - 07/01/23 “ ±	42,800,009	43,070,520
6.043% due 01/01/23 “ §	302,564	304,721
6.066% due 01/01/25 “ §	112,802	113,643
6.500% due 01/01/13 - 01/01/30 “ ±	10,339,766	10,591,749
6.825% due 08/01/09 “	934,809	964,893
6.875% due 08/01/09 “	935,503	966,815
6.900% due 09/01/09 “	555,194	574,986
8.000% due 04/01/30 - 08/01/30 “ ±	42,648	45,514

		1,690,470,477

Federal Housing Authority - 0.12%
7.430% due 09/01/19 - 10/01/24 “ ±	4,262,832	4,298,101

Freddie Mac - 0.79%
4.000% due 07/01/18 “	6,625	6,196
5.408% due 05/01/23 “ §	28,499	29,220
5.500% due 03/01/23 - 01/01/30 “ ±	13,433,806	13,187,345
5.762% due 03/01/32 “ §	1,059,490	1,060,150
5.899% due 07/01/32 “ §	358,455	356,135
5.907% due 03/01/32 “ §	535,773	532,337
5.951% due 05/01/32 “ §	250,104	248,737
5.994% due 01/01/28 “ §	108,198	110,531

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
6.000% due 07/01/06 - 10/01/22 “ ±	$7,231,948	$7,282,235
6.500% due 01/01/15 - 05/01/17 “ ±	6,126,865	6,260,093

		29,072,979

Government National Mortgage Association - 0.82%
3.750% due 03/20/32 “ §	370,535	369,042
4.000% due 03/20/32 - 01/20/33 “ § ±	1,870,489	1,871,843
4.250% due 03/20/28 - 03/20/29 “ § ±	129,845	130,544
4.375% due 05/20/22 - 06/20/32 “ § ±	11,707,332	11,757,382
4.500% due 09/20/30 - 03/20/33 “ § ±	3,747,151	3,753,381
4.625% due 03/20/33 “ §	311,473	312,427
4.750% due 07/20/23 - 03/20/29 “ § ±	1,647,588	1,659,289
5.125% due 12/20/22 - 12/20/32 “ § ±	5,170,923	5,205,224
5.250% due 08/20/20 - 07/20/24 “ § ±	328,460	332,752
5.625% due 11/20/24 “ §	204,260	206,257
6.000% due 08/15/31 “	39,891	40,401
7.500% due 04/15/30 - 12/15/31 “ ±	349,362	366,630
8.000% due 12/15/29 - 08/15/32 “ ±	1,800,438	1,926,075
8.500% due 09/15/16 - 01/15/31 “ ±	2,227,848	2,401,472
9.000% due 02/15/17 - 04/15/20 “ ±	35,573	38,419
10.000% due 05/15/19 - 02/15/25 “ ±	47,442	52,399

		30,423,537

Total Mortgage-Backed Securities (Cost $2,229,612,967)		2,187,446,317

ASSET-BACKED SECURITIES - 1.23%
AAA Trust
4.918% due 11/26/35 ~ “ §	6,652,936	6,665,116
Ameriquest Mortgage Securities Inc
5.638% due 10/25/31 “ §	655,165	655,905
Argent Securities Inc
4.958% due 02/25/36 “ §	7,330,079	7,335,574
Citigroup Mortgage Loan Trust Inc
4.898% due 12/25/35 “ §	7,919,761	7,920,996
ContiMortgage Home Equity Loan Trust
6.970% due 12/25/13 “ §	603,222	600,286
Delta Funding Home Equity Loan Trust
7.030% due 08/15/30 “	121,662	121,425
IMC Home Equity Loan Trust
6.340% due 08/20/29 “ §	420,250	419,296
Mid-State Trust
7.340% due 07/01/35 “	2,657,443	2,746,816
7.791% due 03/15/38 “	1,073,603	1,146,687
8.330% due 04/01/30 “	6,346,347	6,644,395
New Century Home Equity Loan Trust
4.928% due 09/25/35 “ §	5,191,450	5,195,374
NPF XII Inc
2.200% due 12/01/03 + ~ “ § ¤	6,000,000	372,000
Oakwood Mortgage Investors Inc
6.890% due 11/15/32 “	1,000,000	269,110
Oakwood Mortgage Investors Inc (IO)
6.000% due 08/15/09 “	672,000	86,286
Renaissance Home Equity Loan Trust
4.998% due 02/25/35 “ §	633,488	633,920
5.258% due 08/25/33 “ §	1,353,510	1,357,395
Residential Asset Securities Corp
4.908% due 03/25/26 “ §	3,242,570	3,245,015
Structured Asset Securities Corp
5.108% due 01/25/33 “ §	43,087	43,278

Total Asset-Backed Securities (Cost $45,378,997)		45,458,874

U.S. GOVERNMENT AGENCY ISSUES - 0.70%
Fannie Mae
5.000% due 07/29/19	17,000,000	16,392,879
Federal Home Loan Bank
0.000% due 02/27/12 §	3,500,000	3,066,427
Tennessee Valley Authority
4.875% due 12/15/16	6,500,000	6,526,390

Total U.S. Government Agency Issues (Cost $27,275,556)		25,985,696

U.S. TREASURY OBLIGATIONS - 10.95%
U.S. Treasury Bonds - 5.03%
8.750% due 05/15/17 †	104,700,000	138,212,271
8.875% due 08/15/17 †	35,300,000	47,144,809

		185,357,080

U.S. Treasury Inflation Protected Securities - 3.95%
1.875% due 07/15/13 † ^	13,708,634	13,316,128
1.875% due 07/15/15 † ^	12,434,728	11,962,606
2.000% due 07/15/14 † ^	13,462,400	13,133,729
2.000% due 01/15/16 † ^	23,273,438	22,583,427
3.375% due 01/15/07 † ^	82,836,722	83,749,251
3.875% due 01/15/09 † ^	906,638	949,491

		145,694,632

U.S. Treasury Notes - 1.97%
4.250% due 08/15/13 †	15,000,000	14,431,650
4.250% due 11/15/13 †	12,200,000	11,721,540
4.250% due 08/15/14 †	9,800,000	9,383,118
4.250% due 11/15/14	39,000,000	37,287,666

		72,823,974

Total U.S. Treasury Obligations (Cost $416,325,413)		403,875,686

FOREIGN GOVERNMENT BONDS, NOTES & RIGHTS - 2.63%
Bundesrepublik Deutschland (Germany)
4.250% due 07/04/14	EUR 3,700,000	4,641,227
5.000% due 07/04/11	1,200,000	1,550,625
Hong Kong Government International Bond (Hong Kong)
5.125% due 08/01/14 ~	$8,100,000	7,924,044
Hydro Quebec (Canada)
8.625% due 06/15/29	1,000,000	1,380,655
Italy Buoni Poliennali Del Tesoro (Italy)
2.750% due 05/15/06	EUR 5,000,000	6,059,890
Province of Quebec (Canada)
7.500% due 07/15/23	$2,495,000	3,022,398
Province of Saskatchewan (Canada)
8.500% due 07/15/22	340,000	446,671

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Republic of Brazil (Brazil)
5.188% due 04/15/06 §	$1,316,000	$1,304,485
5.250% due 04/15/09 §	1,039,795	1,040,107
5.250% due 04/15/12 §	3,257,707	3,264,223
8.000% due 01/15/18	591,000	641,826
9.250% due 10/22/10	800,000	905,200
11.000% due 08/17/40	500,000	642,125
Republic of Panama (Panama)
6.700% due 01/26/36 †	10,935,000	10,967,805
Republic of Peru (Peru)
5.000% due 03/07/17 §	921,500	873,121
9.125% due 02/21/12	11,860,000	13,461,100
9.875% due 02/06/15	2,000,000	2,370,000
Republic of South Africa (South Africa)
7.375% due 04/25/12	320,000	348,000
9.125% due 05/19/09	1,925,000	2,117,500
Russian Federation Government Bond (Russia)
8.250% due 03/31/10	1,400,000	1,484,280
State of Qatar (Qatar)
9.500% due 05/21/09	230,000	256,450
Ukraine Government Bond (Ukraine)
6.875% due 03/04/11	570,000	577,410
7.650% due 06/11/13	1,100,000	1,157,090
United Mexican States (Mexico)
8.000% due 09/24/22	6,500,000	7,614,750
8.300% due 08/15/31	15,900,000	19,254,900
8.375% due 01/14/11	2,750,000	3,053,875

	Notional
	Amount
United Mexican States Value Recovery Rights (Mexico)
0.000% due 06/30/06 §	21,250,000	297,500
0.000% due 06/30/07 §	21,250,000	547,188

Total Foreign Government Bonds, Notes & Rights (Cost $87,293,438)		97,204,445

	Principal
	Amount
MUNICIPAL BONDS - 2.24%
Auburn University AL ‘A’
5.000% due 04/01/29	5,015,000	5,191,879
Badger Tobacco Asset Securitization Corp WI
6.125% due 06/01/27	2,475,000	2,619,441
California Educational Facilities Authority ‘A’
5.000% due 10/01/33	1,200,000	1,237,812
California State Economic Recovery ‘A’
5.250% due 07/01/13	1,500,000	1,630,695
Cook County IL ‘B’
5.250% due 11/15/14	5,000,000	5,396,200
Georgia State Road & Tollway Authority
5.125% due 03/01/20	4,000,000	4,223,680
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	400,000	436,260
Hamilton OH School Districts Gas Supply Revenue
7.740% due 02/01/12	5,500,000	5,964,915
Honolulu City & County HI ‘1115’
6.570% due 07/01/23 ~ §	1,540,000	1,672,840
Illinois Health Facilities Authority
6.125% due 11/15/22	1,000,000	1,101,440
King County Washington Sewer Revenue ‘A’
5.000% due 01/01/35	4,700,000	4,831,788
Lee County Florida Apartment Revenue ‘A’
6.000% due 10/01/29	1,000,000	1,083,370
New Mexico Mortgage Finance Authority ‘F-1’
7.070% due 03/01/28	95,000	98,348
New York City Municipal Water Finance Authority ‘1025’
6.580% due 06/15/35 ~ §	7,395,000	7,845,060
New York City Municipal Water Finance Authority ‘1307’
6.622% due 06/15/38 ~ §	3,150,000	3,355,884
New York City Transitional Finance Authority ‘B’
4.750% due 11/01/23	1,000,000	1,020,280
Pierce County School District WA ‘1116’
6.570% due 12/01/23 ~ §	1,500,000	1,628,340
Puerto Rico Commonwealth ‘A’
5.125% due 07/01/31	500,000	517,858
South Central Regional Water Authority Revenue CT ‘B-1’
5.000% due 08/01/26	3,210,000	3,351,914
State of Georgia ‘1034’
6.570% due 05/01/20 ~ §	1,375,000	1,550,835
State of Texas ‘1306’
5.580% due 04/01/35 ~ §	2,400,000	2,417,424
Tobacco Settlement Financing Corp LA ‘B’
5.875% due 05/15/39	4,935,000	5,209,090
Tobacco Settlement Financing Corp NJ
6.000% due 06/01/37	1,515,000	1,589,402
6.125% due 06/01/42	1,220,000	1,284,599
6.750% due 06/01/39	3,535,000	3,954,817
Tobacco Settlement Financing Corp RI ‘A’
6.125% due 06/01/32	2,735,000	2,856,352
6.250% due 06/01/42	900,000	938,574
Tobacco Settlement Financing Corp VA
5.625% due 06/01/37	1,600,000	1,640,704
Tobacco Settlement Revenue Management SC ‘B’
6.000% due 05/15/22	6,220,000	6,523,660
Virginia Housing Development Authority ‘H-1’
5.350% due 07/01/31	1,500,000	1,570,920

Total Municipal Bonds (Cost $79,067,946)		82,744,381

	Notional
	Amount
PURCHASED CALL OPTIONS - 0.08%
2-Year Interest Rate Swap OTC Strike @ $4.25 Exp. 10/11/06 (Pay 3-Month LIBOR, Receive 4.250%) Broker: The Goldman Sachs Group Inc	73,300,000	4,618
2-Year Interest Rate Swap OTC Strike @ $4.25 Exp. 10/19/06 (Pay 3-Month LIBOR, Receive 4.250%) Broker: Barclays PLC	27,600,000	2,042
2-Year Interest Rate Swap OTC Strike @ $4.25 Exp. 10/24/06 (Pay 3-Month LIBOR, Receive 4.250%) Broker: Wachovia Corp	38,900,000	3,190
2-Year Interest Rate Swap OTC Strike @ $4.25 Exp. 10/25/06 (Pay 3-Month LIBOR, Receive 4.250%) Broker: The Goldman Sachs Group Inc	101,800,000	8,449
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 04/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Citigroup Inc	30,500,000	304
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 04/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Lehman Brothers Holdings Inc	67,900,000	679

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Notional
	Amount	Value
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 04/06/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: The Goldman Sachs Group Inc	$95,800,000	$1
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Citigroup Inc	26,600,000	6,118
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/04/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: Merrill Lynch & Co Inc	30,200,000	5,919
2-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 10/18/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: JPMorgan Chase & Co	108,800,000	30,573
2-Year Interest Rate Swap OTC Strike @ $4.73 Exp. 02/01/07 (Pay 3-Month LIBOR, Receive 4.730%) Broker: Wachovia Corp	127,100,000	203,360
2-Year Interest Rate Swap OTC Strike @ $4.75 Exp. 05/02/06 (Pay 3-Month LIBOR, Receive 4.750%) Broker: The Goldman Sachs Group Inc	141,500,000	283
2-Year Interest Rate Swap OTC Strike @ $4.75 Exp. 08/07/06 (Pay 3-Month LIBOR, Receive 4.750%) Broker: The Goldman Sachs Group Inc	153,700,000	51,643
30-Year Interest Rate Swap OTC Strike @ $4.50 Exp. 06/02/06 (Pay 3-Month LIBOR, Receive 4.500%) Broker: JPMorgan Chase & Co	18,500,000	18
30-Year Interest Rate Swap OTC Strike @ $5.75 Exp. 04/27/09 (Pay 3-Month LIBOR, Receive 5.750%) Broker: Lehman Brothers Holdings Inc	28,200,000	2,455,092
Japanese Yen Currency Swap OTC Strike @ $120.70 Exp. 12/11/06 Broker: The Goldman Sachs Group Inc	8,700,000	74,107

	Number of
	Contracts
30-Year U.S. Treasury Bond Futures CBOT Strike @ $114.00 Exp. 05/26/06 Broker: The Goldman Sachs Group Inc	442	34,532
Eurodollar (04/06) Futures CME Strike @ $94.88 Exp. 04/13/06 Broker: Citigroup Inc	1,061	19,894

Total Purchased Call Options (Cost $6,355,006)		2,900,822

	Notional
	Amount
PURCHASED PUT OPTIONS - 0.10%
30-Year Interest Rate Swap OTC Strike @ $6.25 Exp. 04/27/09 (Receive 3-Month LIBOR, Pay 6.250%) Broker: Lehman Brothers Holdings Inc	$28,200,000	1,063,648
Fannie Mae (04/06) OTC 5.500% due 05/11/06 Strike @ $97.39 Exp. 04/21/06 Broker: The Goldman Sachs Group Inc	177,000,000	437,898
Japanese Yen Currency Swap OTC Strike @ $115.00 Exp. 05/18/06 Broker: The Goldman Sachs Group Inc	3,900,000	25,642
Japanese Yen Currency Swap OTC Strike @ $115.00 Exp. 05/26/06 Broker: Morgan Stanley	16,300,000	126,602
Japanese Yen Currency Swap OTC Strike @ $115.00 Exp. 05/26/06 Broker: JPMorgan Chase & Co	22,700,000	176,311
Japanese Yen Currency Swap OTC Strike @ $115.00 Exp. 07/03/06 Broker: The Goldman Sachs Group Inc	153,000,000	1,914,030

	Number of
	Contracts
Eurodollar (12/06) Futures CME Strike @ $91.75 Exp. 12/18/06 Broker: The Goldman Sachs Group Inc	5,479	34,244

Total Purchased Put Options (Cost $4,670,560)		3,778,375

	Principal
	Amount
SHORT-TERM INVESTMENTS - 21.98%
Commercial Paper - 2.17%
UBS Finance LLC DE
4.830% due 04/03/06	$80,000,000	79,978,533

Foreign Government Issues - 12.35%
French Treasury Bills (France)
2.200% due 04/06/06	EUR 44,000,000	53,302,144
2.462% due 07/20/06	5,210,000	6,265,846
German Treasury Bills (Germany)
2.351% due 05/17/06	65,000,000	78,518,626
2.373% due 06/14/06	2,950,000	3,556,030
2.447% due 07/12/06	105,100,000	126,410,904
2.473% due 07/12/06	54,000,000	64,949,465
2.505% due 08/16/06	93,260,000	111,853,682
2.630% due 09/13/06	9,060,000	10,841,082

		455,697,779

U.S. Government Agency Issue - 1.25%
Federal Home Loan Bank
4.630% due 04/03/06	46,000,000	45,988,372

U.S. Treasury Bills - 5.95%
4.161% due 04/27/06 †	169,450,000	168,942,497
4.436% due 06/01/06 ☐	180,000	178,686
4.460% due 06/01/06 ☐	2,660,000	2,640,582
4.463% due 06/01/06 ‡ ☐	875,000	868,612
4.465% due 06/01/06 ‡	750,000	744,525
4.475% due 06/15/06 ‡	2,500,000	2,477,395
4.476% due 06/01/06 ☐	100,000	99,270
4.476% due 06/15/06 ‡	7,250,000	7,184,446
4.480% due 06/01/06 †	250,000	248,175
4.486% due 06/01/06 ‡	50,000	49,635
4.487% due 06/01/06 ☐	480,000	476,496
4.490% due 06/01/06 ☐	500,000	496,350
4.490% due 06/15/06	4,550,000	4,508,859
4.495% due 06/15/06 ☐	23,800,000	23,584,801
4.500% due 06/15/06	3,560,000	3,527,810
4.501% due 06/01/06 ☐	60,000	59,562
4.507% due 06/01/06 ☐	250,000	248,175
4.507% due 06/15/06	75,000	74,322
4.508% due 06/15/06	1,000,000	990,958

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
4.511% due 06/15/06	$220,000	$218,011
4.525% due 06/15/06 ‡	70,000	69,367
4.526% due 06/15/06 ‡	500,000	495,479
4.532% due 06/15/06	40,000	39,638
4.533% due 06/15/06 ‡	750,000	743,218
4.560% due 06/15/06 ‡	750,000	743,218

		219,710,087

Repurchase Agreement - 0.26%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $9,489,083; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $9,677,119)	9,486,000	9,486,000

Total Short-Term Investments (Cost $805,924,067)		810,860,771

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 104.32% (Cost $3,891,064,277)		3,848,812,656

	Shares
SECURITIES LENDING COLLATERAL - 13.61%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $502,104,055)	502,104,055	502,104,055

TOTAL INVESTMENTS - 117.93% (Cost $4,393,168,332)		4,350,916,711

OTHER ASSETS & LIABILITIES, NET - (17.93%)		(661,447,130)

NET ASSETS - 100.00%		$3,689,469,581

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Investments sold short outstanding as of March 31, 2006:

	Principal
Type	Amount	Value
Fannie Mae
5.000% due 04/12/36 #	$58,000,000	$55,238,852
5.000% due 05/11/36 #	1,100,000	1,046,718
6.000% due 04/12/36 #	16,200,000	16,200,000
U.S. Treasury Notes
3.125% due 10/15/08 #	22,900,000	21,985,809
3.250% due 08/15/07 #	259,300,000	253,871,036
3.375% due 11/15/08 #	4,800,000	4,631,626
3.625% due 05/15/13 #	145,000,000	134,419,640
4.750% due 05/15/14 #	46,100,000	45,711,054

Total Investments sold short (Proceeds $534,605,024)		$533,104,735

(c) Securities with an approximate aggregate market value of $13,350,993 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of March 31, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Euro-Bund 10-Year Notes (06/06)	2,306	EUR 230,600,000	($3,923,853)
Eurodollar (06/06)	1,327	$1,327,000,000	(1,219,864)
Eurodollar (12/06)	1,947	1,947,000,000	(2,414,005)
Eurodollar (03/07)	2,770	2,770,000,000	(2,103,009)
Eurodollar (06/07)	165	165,000,000	(118,508)
Eurodollar (09/07)	165	165,000,000	(99,190)
Japanese Government 10-Year Bonds (06/06)	11	JPY 1,100,000,000	(113,103)
U.S. Treasury 10-Year Notes (06/06)	3,937	$393,700,000	(4,088,841)

Short Futures Outstanding
Euro-Bobl 5-Year Notes (06/06)	266	EUR 26,600,000	(51,198)
U.S. Treasury 5-Year Notes (06/06)	27	$2,700,000	16,875
U.S. Treasury 30-Year Bonds (06/06)	889	88,900,000	3,160,758

			($10,953,938)

(d) Transactions in written options for the period ended March 31, 2006 were as follows:

	Number of
	Contracts	Premium
Outstanding, December 31, 2005	511,600,000	$3,877,613
Call Options Written	149,601,772	1,909,938
Put Options Written	278,902,297	1,862,749
Call Options Repurchased	(81,501,163)	(383,232)
Put Options Repurchased	(1,163)	(97,983)

Outstanding, March 31, 2006	858,601,743	$7,169,085

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

(e) Premiums received and value of written options outstanding as of March 31, 2006:

		Pay/Receive
		Floating
		Rate Based
		on 3-Month	Exercise	Expiration	Notional
Counterparty	Type	USD-LIBOR	Rate	Date	Amount	Premium	Value
Citigroup Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	04/04/06	$13,100,000	$95,466	$13
Lehman Brothers Holdings Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	04/04/06	29,300,000	218,285	29
The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	04/06/06	41,400,000	313,605	—
The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	05/02/06	60,800,000	386,112	669
JPMorgan Chase & Co	Call - OTC 7-Year Interest Rate Swap	Receive	4.000%	06/02/06	44,600,000	536,696	—
The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	08/07/06	66,000,000	540,210	62,238
Citigroup Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	10/04/06	11,500,000	133,317	7,763
Merrill Lynch & Co Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.540%	10/04/06	12,700,000	151,571	8,573
The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.300%	10/11/06	31,500,000	235,466	6,773
JPMorgan Chase & Co	Call - OTC 5-Year Interest Rate Swap	Receive	4.560%	10/18/06	46,900,000	467,828	41,131
Barclays PLC	Call - OTC 5-Year Interest Rate Swap	Receive	4.310%	10/19/06	11,800,000	82,010	3,080
Wachovia Corp	Call - OTC 5-Year Interest Rate Swap	Receive	4.310%	10/24/06	16,700,000	122,745	4,726
The Goldman Sachs Group Inc	Call - OTC 5-Year Interest Rate Swap	Receive	4.320%	10/25/06	43,800,000	309,052	13,271
Bank of America Corp	Call - OTC 10-Year Interest Rate Swap	Receive	4.600%	01/02/07	83,000,000	854,900	195,465
Bank of America Corp	Call - OTC 10-Year Interest Rate Swap	Receive	5.900%	01/02/07	83,000,000	539,500	687,406
Wachovia Corp	Call - OTC 5-Year Interest Rate Swap	Receive	4.780%	02/01/07	54,600,000	447,720	213,158

			Strike Price

The Goldman Sachs Group Inc	Put - OTC Japanese Yen Currency Swap		$112.00	05/18/06	3,900,000	13,923	7,702
JPMorgan Chase & Co	Put - OTC Japanese Yen Currency Swap		112.00	05/26/06	22,700,000	117,291	59,111
Morgan Stanley	Put - OTC Japanese Yen Currency Swap		112.00	05/26/06	16,300,000	119,023	45,852
The Goldman Sachs Group Inc	Put - OTC Japanese Yen Currency Swap		112.00	07/03/06	153,000,000	849,150	849,150
Morgan Stanley	Call - OTC Credit Default Swap British Telecom PLC 7.125% due 02/15/11		0.45	06/20/08	12,000,000	64,080	64,080
					Number of Contracts

Citigroup Inc	Put - CBOT U.S. Treasury 10-Year Futures		106.00	04/21/06	1,134	125,880	318,938
Lehman Brothers Holdings Inc	Call - CBOT U.S. Treasury 10-Year Futures		109.00	05/26/06	609	445,255	38,063

						$7,169,085	$2,627,191

(f) Restricted securities as of March 31, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Allied Waste Industries Inc
09/15/05	4.870%	01/15/12	$276,338	$274,955	0.01%
09/15/05	6.620%	01/15/12	111,653	111,121	0.00%
09/15/05	6.730%	01/15/12	139,566	138,901	0.00%
09/15/05	6.820%	01/15/12	251,220	250,022	0.01%
09/15/05	6.820%	01/15/12	92,113	91,675	0.00%
09/15/05	6.970%	01/15/12	117,218	116,659	0.00%
DaVita Inc ‘B’
09/15/05	6.530%	05/16/12	159,241	159,102	0.00%
09/15/05	6.530%	05/16/12	159,241	159,102	0.00%
09/15/05	6.530%	05/16/12	59,715	59,663	0.00%
09/15/05	6.530%	05/16/12	39,810	39,775	0.00%
09/15/05	6.530%	05/16/12	39,810	39,775	0.00%
09/15/05	6.530%	05/16/12	39,810	39,775	0.00%
09/15/05	6.690%	05/16/12	87,134	87,058	0.00%
09/15/05	6.690%	10/05/12	39,216	39,775	0.00%
09/15/05	6.850%	05/16/12	47,772	47,730	0.00%
09/15/05	6.940%	10/05/12	39,216	39,775	0.00%
09/15/05	7.020%	05/16/12	47,772	47,730	0.00%
09/15/05	7.050%	05/16/12	29,858	29,832	0.00%
09/15/05	7.130%	05/16/12	160,038	159,898	0.01%
09/15/05	7.130%	05/16/12	5,882	5,966	0.00%
Morgan Stanley
06/28/04	4.883%	10/29/06	17,200,000	17,200,000	0.47%
Pirelli Cable SA ‘B’
10/13/05 - 10/17/05	5.066%	06/23/13	3,331,401	3,336,467	0.09%
Pirelli Cable SA ‘C’
10/17/05	5.253%	06/23/14	1,326,425	1,332,271	0.04%
10/13/05 - 10/17/05	5.566%	06/23/14	2,457,108	2,472,277	0.07%

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Reliant Energy Inc
09/15/05	7.175%	04/30/10	$184,391	$182,348	0.01%
Satbirds Finance Sarl ‘B’
09/30/05 - 10/03/05	5.086%	04/04/13	4,447,565	4,577,892	0.12%
10/31/05	5.086%	04/04/13	4,503,585	4,577,892	0.12%
SIGMAKALON ‘A’
11/10/05	5.022%	06/30/12	1,607,616	1,650,864	0.05%
SIGMAKALON ‘B’
11/10/05	5.522%	09/19/12	2,012,687	2,101,596	0.06%
SIGMAKALON ‘B1’
11/10/05	5.522%	09/19/12	1,100,687	1,149,310	0.03%
11/10/05	5.522%	09/19/12	266,241	279,118	0.01%
SIGMAKALON ‘C’
11/10/05	6.022%	09/19/13	237,345	249,035	0.01%
SIGMAKALON ‘C1’
11/10/05	6.022%	09/19/13	2,186,669	2,294,359	0.06%
11/10/05	6.022%	09/19/13	768,281	806,120	0.02%
11/10/05	6.022%	09/19/13	188,114	197,379	0.01%
Telenet Communications NV ‘E’
10/04/05	5.150%	12/30/09	5,965,975	6,101,699	0.17%
UPC Broadband Holding BV ‘G’
10/04/05	5.139%	04/01/10	8,403,172	8,625,694	0.23%

			$58,129,885	$59,072,610	1.60%

(g) Forward foreign currency contracts outstanding as of March 31, 2006 were as follows:

				Net Unrealized
				Appreciation
Contracts to Buy or to Sell	Currency	Principal Amount Covered by Contracts	Expiration	(Depreciation)
Buy	CLP	107,700,000	07/06	$472
Buy	CLP	972,000,000	08/06	21,263
Buy	CNY	77,675,000	11/06	(99,694)
Buy	CNY	28,579,500	03/07	(14,492)
Sell	EUR	58,640,000	04/06	(556,994)
Sell	EUR	221,221,000	04/06	4,086,996
Buy	EUR	49,000,000	06/06	224,307
Sell	EUR	8,943,000	06/06	(19,386)
Sell	EUR	196,316,000	06/06	1,123,381
Buy	GBP	98,000	04/06	(723)
Sell	GBP	1,396,000	05/06	22,216
Buy	INR	53,438,000	09/06	6,223
Buy	JPY	2,903,516,000	04/06	(111,062)
Buy	JPY	917,970,000	05/06	(16,840)
Buy	JPY	3,159,979,000	05/06	95,062
Buy	KRW	655,846,000	08/06	(2,704)
Buy	KRW	882,475,000	09/06	2,304
Buy	MXN	20,709,000	09/06	(48,862)
Buy	PEN	2,755,000	09/06	(9,614)
Buy	PLN	2,214,000	05/06	(9,937)
Buy	PLN	2,270,000	09/06	(4,237)
Buy	RUB	15,966,000	08/06	9,003
Buy	RUB	22,719,000	09/06	(1,778)
Buy	SGD	953,000	08/06	4,369
Buy	SGD	1,279,000	09/06	3,169
Buy	SKK	26,201,000	09/06	(8,050)
Buy	TWD	18,635,000	08/06	(12,450)
Buy	TWD	24,791,000	09/06	(16,562)

				$4,665,380

(h) Securities with an approximate aggregate market value of $20,817,388 were pledged as collateral for swap contracts as of March 31, 2006.

(i) Credit default swaps outstanding as of March 31, 2006:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Credit Suisse Group	Gaz Capital SA 8.625% due 04/28/34	Sell	0.720%	04/20/06	$4,100,000	$1,130
Morgan Stanley	Russian Federation 5.000% due 03/31/30	Sell	0.580%	06/20/06	200,000	191
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.150%	06/20/06	1,000,000	(3,284)
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.200%	06/20/06	2,000,000	2,600
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.600%	09/20/06	1,600,000	(8,449)
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	1.700%	09/20/06	2,800,000	(13,475)

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.750%	09/20/06	$2,000,000	($7,885)
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.000%	12/20/06	2,800,000	40,970
Merrill Lynch & Co Inc	Russian Federation 5.000% due 03/31/30	Sell	0.610%	03/20/07	6,900,000	20,450
The Goldman Sachs Group Inc	Russian Federation 5.000% due 03/31/30	Sell	0.700%	03/20/07	2,000,000	7,634
JPMorgan Chase & Co	Russian Federation 5.000% due 03/31/30	Sell	0.770%	05/20/07	200,000	1,010
HSBC Holdings PLC	General Motors Corp 7.125% due 07/15/13	Sell	3.750%	06/20/07	4,800,000	(305,339)
The Goldman Sachs Group Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.500%	06/20/07	1,000,000	16,201
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.600%	06/20/07	1,500,000	26,029
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.650%	06/20/07	1,000,000	17,928
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.700%	06/20/07	1,000,000	18,504
JPMorgan Chase & Co	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	19,080
Lehman Brothers Holdings Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	1,000,000	19,080
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.750%	06/20/07	2,000,000	38,160
Lehman Brothers Holdings Inc	Johnson & Johnson 3.800% due 05/15/13	Buy	(0.110%)	12/20/08	7,900,000	(20,054)
Lehman Brothers Holdings Inc	The Home Depot Inc 5.375% due 04/01/06	Buy	(0.120%)	12/20/08	7,900,000	(17,015)
Bank of America Corp	E.I. du Pont de Nemours 6.875% due 10/15/09	Buy	(0.130%)	12/20/08	7,200,000	(3,015)
Barclays PLC	Wal-Mart Stores Inc 6.875% due 08/10/09	Buy	(0.140%)	12/20/08	800,000	(2,133)
Citigroup Inc	Wal-Mart Stores Inc 6.875% due 08/10/10	Buy	(0.140%)	12/20/08	12,600,000	(33,592)
Lehman Brothers Holdings Inc	Wal-Mart Stores Inc 3.375% due 10/01/08	Buy	(0.140%)	12/20/08	400,000	(1,066)
Credit Suisse Group	Wal-Mart Stores Inc 3.375% due 10/01/09	Buy	(0.150%)	12/20/08	1,300,000	(3,799)
Barclays PLC	Eli Lilly & Co 6.000% due 03/15/12	Buy	(0.160%)	12/20/08	8,700,000	(29,883)
Morgan Stanley	Emerson Electric Co 4.625% due 10/15/12	Buy	(0.210%)	12/20/08	6,000,000	(14,165)
Merrill Lynch & Co Inc	Gannett Co Inc 6.375% due 04/01/12	Buy	(0.220%)	12/20/08	2,200,000	(591)
Lehman Brothers Holdings Inc	Costco Wholesale Corp 5.500% due 03/15/07	Buy	(0.240%)	12/20/08	1,700,000	(6,189)
Morgan Stanley	The Allstate Corp 6.125% due 02/15/12	Buy	(0.260%)	12/20/08	10,000,000	(44,088)
The Bear Stearns Cos Inc	Eaton Corp 5.750% due 07/15/12	Buy	(0.280%)	12/20/08	8,000,000	(38,526)
Barclays PLC	FedEx Corp 7.250% due 02/15/11	Buy	(0.290%)	12/20/08	2,400,000	(10,577)
Citigroup Inc	FedEx Corp 7.250% due 02/15/12	Buy	(0.290%)	12/20/08	3,500,000	(15,424)
Lehman Brothers Holdings Inc	Whirlpool Corp 8.600% due 05/01/10	Buy	(0.290%)	12/20/08	3,800,000	(7,634)
The Bear Stearns Cos Inc	TRW Inc 7.125% due 06/01/09	Buy	(0.290%)	12/20/08	1,000,000	(4,150)
UBS AG	TRW Inc 7.125% due 06/01/10	Buy	(0.290%)	12/20/08	1,100,000	(4,565)
Lehman Brothers Holdings Inc	Masco Tech Inc 5.875% due 07/15/12	Buy	(0.300%)	12/20/08	3,300,000	(5,973)
Merrill Lynch & Co Inc	Ingersoll-Rand Co Ltd 6.480% due 06/01/25	Buy	(0.320%)	12/20/08	4,900,000	(32,162)
The Bear Stearns Cos Inc	Hewlett-Packard Co 6.500% due 07/01/12	Buy	(0.320%)	12/20/08	9,600,000	(60,762)
Lehman Brothers Holdings Inc	RadioShack Corp 7.375% due 05/15/11	Buy	(0.350%)	12/20/08	3,300,000	18,305
Credit Suisse Group	Federated Department Stores Inc 6.625% due 04/01/11	Buy	(0.410%)	12/20/08	1,300,000	(8,324)
Credit Suisse Group	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.440%)	12/20/08	1,300,000	(11,857)
ABN AMRO Bank NV	Carnival Corp 6.150% due 04/15/08	Buy	(0.480%)	12/20/08	1,100,000	(9,692)
Lehman Brothers Holdings Inc	Northrop Grumman Corp 7.125% due 02/15/11	Buy	(0.480%)	12/20/08	3,200,000	(33,773)
Credit Suisse Group	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.530%)	12/20/08	1,300,000	(13,573)
Lehman Brothers Holdings Inc	Lockheed Martin Corp 8.200% due 12/01/09	Buy	(0.530%)	12/20/08	3,200,000	(36,559)
Barclays PLC	The Walt Disney Co 6.375% due 03/01/12	Buy	(0.670%)	12/20/08	3,900,000	(54,683)
Credit Suisse Group	Goodrich Corp 7.625% due 12/15/12	Buy	(0.900%)	12/20/08	1,300,000	(23,615)
Lehman Brothers Holdings Inc	Goodrich Corp 7.625% due 12/15/13	Buy	(0.970%)	12/20/08	3,200,000	(63,854)
The Bear Stearns Cos Inc	Capital One Financial Corp 4.875% due 05/15/08	Buy	(1.090%)	12/20/08	2,200,000	(55,280)
JPMorgan Chase & Co	Capital One Financial Corp 8.750% due 02/01/07	Buy	(1.350%)	12/20/08	900,000	(28,600)
Morgan Stanley	Dow Jones CDX NA EM3 Index	Sell	2.100%	06/20/10	18,900,000	1,375,436
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	4.300%	06/20/10	1,400,000	(11,081)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.250%)	09/20/10	4,000,000	(130,964)
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	(2.260%)	09/20/10	100,000	(3,313)
Lehman Brothers Holdings Inc	Republic of Turkey 11.875% due 01/15/30	Buy	(2.110%)	10/20/10	1,600,000	(43,578)
Morgan Stanley	Republic of Turkey 11.875% due 01/15/30	Buy	(2.200%)	10/20/10	2,000,000	(61,574)
The Bear Stearns Cos Inc	Home Equity Asset-Backed Securities Market	Buy	(0.540%)	07/25/45	41,000,000	(95,804)

						$242,789

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the items of the particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(j) Interest rate swaps outstanding as of March 31, 2006:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	4.535%	04/27/06	$250,000,000	$17,595
UBS AG	3-Month USD-LIBOR	Receive	4.620%	05/04/06	250,000,000	13,995
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	3.000%	06/15/06	2,000,000	(8,176)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	08/15/07	221,900,000	(9,198,880)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	4.000%	12/15/07	13,600,000	(352,864)
Barclays PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	GBP 25,400,000	(94,765)
HSBC Holdings PLC	6-Month GBP-LIBOR	Pay	5.000%	09/15/10	17,100,000	(63,799)

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MANAGED BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
UBS AG	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 13,000,000	$52,114
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	17,600,000	64,927
Bank of America Corp	3-Month USD-LIBOR	Pay	5.000%	06/21/11	$341,700,000	(5,836,434)
Barclays PLC	3-Month USD-LIBOR	Pay	5.000%	06/21/11	104,400,000	(992,337)
Citigroup Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/11	229,300,000	(2,489,439)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/21/11	72,800,000	(250,128)
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/11	148,300,000	(359,910)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/11	15,600,000	(210,379)
UBS AG	3-Month USD-LIBOR	Pay	5.000%	06/21/11	436,100,000	(8,231,510)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	JPY 2,490,000,000	66,811
The Goldman Sachs Group Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	270,000,000	(12,676)
The Goldman Sachs Group Inc	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	516,100,000	59,448
UBS AG	6-Month JPY-LIBOR	Receive	2.000%	06/15/12	1,000,000,000	(46,948)
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	06/21/13	$112,000,000	(3,268,570)
Morgan Stanley	6-Month JPY-LIBOR	Receive	2.000%	12/20/13	JPY 6,860,000,000	932,767
Barclays PLC	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	EUR 52,700,000	2,221,281
Citigroup Inc	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	50,700,000	1,529,251
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	1,200,000	36,465
Morgan Stanley	6-Month EUR-LIBOR	Receive	4.000%	12/15/14	231,900,000	14,938,645
JPMorgan Chase & Co	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	23,300,000	1,776,191
Merrill Lynch & Co Inc	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	GBP 7,800,000	50,772
UBS AG	6-Month GBP-LIBOR	Pay	5.000%	06/15/16	19,500,000	101,989
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	06/21/16	$91,400,000	1,874,520
Barclays PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/16	33,800,000	691,851
JPMorgan Chase & Co	3-Month USD-LIBOR	Receive	5.000%	06/21/16	19,000,000	389,670
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16	38,500,000	789,595
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16	70,400,000	1,445,240
Citigroup Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/26	1,900,000	(49,789)
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	6.175%	05/22/30	EUR 3,580,000	(1,265,718)
Merrill Lynch & Co Inc	6-Month GBP-LIBOR	Receive	5.000%	06/18/34	GBP 300,000	(12,805)
UBS AG	6-Month GBP-LIBOR	Receive	5.000%	06/18/34	6,200,000	(246,872)
Barclays PLC	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	13,600,000	506,124
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	12/15/35	34,900,000	995,425
Deutsche Bank AG	3-Month USD-LIBOR	Pay	5.000%	12/15/35	$95,000,000	(2,062,209)
Deutsche Bank AG	6-Month GBP-LIBOR	Receive	4.000%	06/21/36	GBP 8,300,000	680,596
Citigroup Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/36	$15,400,000	800,294
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/36	300,000	16,940

						($5,001,702)

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 5.72%
Autos & Transportation - 0.44%
DaimlerChrysler NA Holding Corp
5.100% due 03/07/07 §	$12,800,000	$12,808,013

Energy - 0.01%
El Paso Corp
7.625% due 08/16/07	300,000	306,750

Financial Services - 4.97%
Asian Development Bank (Philippines)
5.820% due 06/16/28	2,050,000	2,161,215
Citigroup Inc
4.730% due 05/02/08 §	2,700,000	2,702,778
Ford Motor Credit Co
5.700% due 11/16/06 §	2,100,000	2,094,095
5.880% due 03/21/07 † §	14,600,000	14,388,023
General Electric Capital Corp
4.880% due 03/04/08 §	8,800,000	8,808,246
4.930% due 12/12/08 §	2,300,000	2,301,249
General Motors Acceptance Corp
6.875% due 08/28/12	10,600,000	9,790,891
Morgan Stanley
4.883% due 10/29/06 à §	35,100,000	35,100,000
Phoenix Quake Wind Ltd (Cayman)
6.980% due 07/03/08 ~ §	17,000,000	17,227,460
Rabobank Nederland (Netherlands)
4.640% due 01/15/09 ~ §	2,200,000	2,201,232
Residential Reinsurance Ltd (Cayman)
9.770% due 06/08/06 ~ §	4,000,000	3,936,200
The Goldman Sachs Group Inc
4.670% due 08/01/06 §	9,100,000	9,104,150
5.265% due 06/28/10 §	13,500,000	13,571,806
Toyota Motor Credit Corp
4.716% due 09/18/06 §	14,900,000	14,902,473
Travelers Property Casualty Corp
3.750% due 03/15/08	1,500,000	1,460,788
Vita Capital Ltd (Cayman)
5.880% due 01/01/07 ~ §	4,100,000	4,103,731

		143,854,337

Integrated Oils - 0.17%
Pemex Project Funding Master Trust
7.375% due 12/15/14 †	2,000,000	2,140,000
8.625% due 02/01/22	1,300,000	1,537,250
9.500% due 09/15/27	1,000,000	1,282,500

		4,959,750

Producer Durables - 0.03%
BAE Systems Holdings Inc
5.149% due 08/15/08 ~ §	1,000,000	1,001,807

Utilities - 0.10%
Indianapolis Power & Light Co
6.300% due 07/01/13 ~	500,000	511,087
NiSource Finance Corp
5.344% due 11/23/09 §	2,200,000	2,209,258

		2,720,345

Total Corporate Bonds & Notes (Cost $164,554,518)		165,651,002

BANK LOAN OBLIGATIONS - 0.10%
Materials & Processing - 0.10%
Georgia-Pacific Term Loan ‘B’
6.880% due 12/20/12 à §	2,857,143	2,880,691
6.979% due 12/20/12 à §	135,357	136,473

		3,017,164

Total Bank Loan Obligations (Cost $2,992,500)		3,017,164

MORTGAGE-BACKED SECURITIES - 15.09%
Collateralized Mortgage Obligations - 9.08%
Banc of America Funding Corp
4.627% due 02/20/36 “ §	9,849,222	9,624,712
Banc of America Mortgage Securities
6.500% due 09/25/33 “	1,809,364	1,800,455
Bear Stearns Adjustable Rate Mortgage Trust
4.196% due 01/25/34 “ §	9,077,017	9,014,074
Citigroup Mortgage Loan Trust Inc
4.700% due 12/25/35 “ §	12,658,174	12,475,568
4.900% due 12/25/35 “ §	682,027	678,710
Countrywide Home Loan Mortgage Pass-Through Trust
3.793% due 11/19/33 “ §	854,870	820,642
5.088% due 05/25/34 “ §	1,111,445	1,107,795
5.158% due 06/25/35 ~ “ §	2,693,302	2,703,642
CS First Boston Mortgage Securities Corp
4.938% due 12/15/40 “	3,292,558	3,263,499
Fannie Mae
4.500% due 10/25/22 “	1,055,608	1,050,688
4.685% due 05/25/35 “ §	7,900,000	7,723,303
4.968% due 08/25/34 “ §	5,337,530	5,333,503
5.950% due 02/25/44 “	3,900,000	3,882,616
Fannie Mae Whole Loan
5.168% due 05/25/42 “ §	1,111,206	1,114,322
First Horizon Alternative Mortgage Securities
4.754% due 06/25/34 “ §	3,411,768	3,358,836
Freddie Mac
4.000% due 03/15/23 - 10/15/23 “ ±	4,130,139	4,053,794
5.099% due 12/15/30 “ §	1,645,558	1,652,117
Freddie Mac Structured Pass-Through Securities
4.818% due 10/25/44 - 02/25/45 “ § ±	81,802,351	82,276,741
GE Capital Commercial Mortgage Corp
4.229% due 12/10/37 “	14,191,977	13,800,991
GGP Mall Properties Trust
5.007% due 11/15/11 ~ “	3,828,352	3,825,156
Greenpoint Mortgage Funding Trust
5.038% due 06/25/45 “ §	7,290,582	7,327,489
5.088% due 11/25/45 “ §	3,644,488	3,653,063
GSMPS Mortgage Loan Trust
7.000% due 06/25/43 ~ “	1,719,273	1,735,159
GSR Mortgage Loan Trust
4.540% due 09/25/35 “ §	6,932,256	6,777,583
Harborview Mortgage Loan Trust
5.016% due 03/19/36 “ §	4,192,084	4,195,690
Impac CMB Trust
5.218% due 07/25/33 “ §	1,200,792	1,201,775
Imperial Savings Association
8.428% due 02/25/18 “ §	7,104	7,085
Lehman XS Trust
4.910% due 04/25/46 “ §	8,300,000	8,300,000

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
MASTR Adjustable Rate Mortgages Trust
3.787% due 11/21/34 “ §	$1,800,000	$1,694,823
Mellon Residential Funding Corp
5.189% due 12/15/30 “ §	1,725,171	1,726,031
NationsLink Funding Corp
5.048% due 04/10/07 “ §	670,547	672,143
Ryland Mortgage Securities Corp
4.865% due 10/01/27 “ §	127,198	126,686
Sequoia Mortgage Trust
5.126% due 10/19/26 “ §	2,932,774	2,942,401
Small Business Administration
4.504% due 02/01/14 “	9,349,582	8,920,268
Small Business Administration Participation Certificates
4.880% due 11/01/24 “	14,970,431	14,413,819
Structured Adjustable Rate Mortgage Loan Trust
4.580% due 02/25/34 “ §	2,626,676	2,591,745
4.938% due 03/25/35 “ §	55,989	56,007
5.288% due 01/25/35 “ §	2,638,094	2,656,357
Washington Mutual Inc
4.597% due 02/27/34 “ §	2,250,183	2,209,440
5.078% due 11/25/45 “ §	2,619,964	2,626,146
5.108% due 10/25/45 “ §	19,573,125	19,677,633

		263,072,507

Fannie Mae - 5.90%
4.194% due 11/01/34 “ §	22,939,729	22,586,159
4.440% due 07/01/26 “ §	38,784	38,714
4.546% due 08/01/17 “ §	719,900	719,630
4.673% due 05/01/35 “ §	347,312	341,157
4.730% due 01/01/35 “ §	2,312,551	2,279,323
4.818% due 03/01/44 - 10/01/44 “ § ±	42,782,499	42,906,230
4.967% due 08/01/24 “ §	82,799	83,091
5.000% due 03/01/24 “ §	76,076	76,347
5.011% due 03/01/18 “ §	595,061	596,970
5.500% due 09/01/34 - 10/01/35 “ ±	50,833,202	49,643,584
5.500% due 04/12/36 - 05/11/36 # “ ±	51,600,000	50,353,207
5.722% due 12/01/22 “ §	63,129	64,147
6.066% due 01/01/25 “ §	84,017	84,643
6.900% due 09/01/09 “	1,017,856	1,054,141

		170,827,343

Freddie Mac - 0.08%
4.557% due 01/01/34 “ §	2,408,300	2,368,158

Government National Mortgage Association - 0.03%
4.375% due 05/20/23 - 01/20/27 “ § ±	286,618	289,061
4.750% due 09/20/22 - 07/20/25 “ § ±	326,482	328,698
5.125% due 10/20/24 - 12/20/26 “ § ±	156,579	158,025
6.000% due 06/15/29 “	216,973	219,886
9.000% due 01/15/17 “	458	492

		996,162

Total Mortgage-Backed Securities (Cost $441,068,694)		437,264,170

ASSET-BACKED SECURITIES - 10.79%
AAA Trust
4.918% due 11/26/35 ~ “ §	1,725,605	1,728,764
ACE Securities Corp
4.928% due 10/25/35 “ §	10,490,843	10,499,346
Aegis Asset-Backed Securities Trust
5.018% due 09/25/34 “ §	1,248,590	1,249,362
Amortizing Residential Collateral Trust
5.108% due 07/25/32 “ §	125,612	125,187
Argent Securities Inc
4.892% due 05/25/36 “ §	3,500,000	3,502,194
4.898% due 03/25/36 “ §	4,985,320	4,988,399
4.918% due 11/25/35 “ §	17,627,024	17,641,316
4.938% due 10/25/35 “ §	3,710,259	3,713,004
4.958% due 02/25/36 “ §	13,162,615	13,172,483
Asset-Backed Funding Certificates
4.928% due 11/25/24 “ §	3,421,434	3,423,393
Bayview Financial Acquisition Trust
5.271% due 05/28/34 “ §	6,727,565	6,735,539
Bear Stearns Asset-Backed Securities Inc
4.898% due 08/25/29 “ §	2,866,452	2,866,452
5.018% due 09/25/34 “ §	4,066,287	4,071,455
5.028% due 01/25/29 “ §	1,415,679	1,417,055
5.148% due 01/25/36 “ §	972,018	972,617
Carrington Mortgage Loan Trust
4.898% due 06/25/35 “ §	461,003	461,305
4.938% due 10/25/25 “ §	9,225,093	9,231,863
Centex Home Equity Co LLC
5.018% due 03/25/34 “ §	125,290	125,349
Chase Credit Card Master Trust
5.129% due 11/17/08 “ §	3,200,000	3,204,116
Citigroup Mortgage Loan Trust Inc
4.898% due 12/25/35 “ §	7,211,401	7,212,526
4.908% due 05/25/35 “ §	400,063	400,351
4.928% due 09/25/35 “ §	6,025,159	6,029,454
Countrywide Asset-Backed Certificates
4.821% due 02/25/27 “ §	5,700,000	5,704,465
4.888% due 05/25/28 “ §	2,896,548	2,898,337
4.918% due 03/25/25 “ §	5,395,672	5,399,572
4.948% due 11/25/25 “ §	3,041,346	3,042,773
5.008% due 03/25/27 “ §	3,900,000	3,902,881
Equity One Asset-Backed Securities Inc
5.118% due 04/25/34 “ §	1,976,578	1,982,388
FBR Securitization Trust
4.928% due 10/25/35 “ §	1,615,887	1,617,213
4.938% due 09/25/35 “ §	4,367,633	4,370,637
4.938% due 10/25/35 “ §	2,767,159	2,769,179
4.998% due 09/25/35 “ §	6,900,000	6,905,476
First Franklin Mortgage Loan Asset-Backed Certificates
4.908% due 01/25/36 “ §	6,898,728	6,903,566
First NLC Trust
4.928% due 12/25/35 “ §	5,186,398	5,190,135
Ford Credit Auto Owner Trust
4.240% due 03/15/08 “	4,258,633	4,243,751
Freddie Mac Structured Pass-Through Securities
5.078% due 08/25/31 “ §	843,210	847,708
Fremont Home Loan Trust
4.908% due 01/25/36 “ §	10,939,179	10,947,562
GSAMP Trust
4.928% due 11/25/35 “ §	499,538	499,883
5.008% due 10/25/33 “ §	785,978	786,624
5.108% due 03/25/34 “ §	1,807,810	1,808,926
Home Equity Asset Trust
4.898% due 05/25/36 ~ “ §	2,892,803	2,892,351
4.928% due 02/25/36 “ §	2,836,671	2,839,053
HSI Asset Securitization Corp Trust
4.898% due 12/25/35 “ §	3,610,404	3,612,634

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
IndyMac Residential Asset-Backed Trust
4.908% due 03/25/36 “ §	$8,230,580	$8,231,864
4.918% due 03/25/36 “ §	4,092,922	4,095,762
Irwin Home Equity Trust
5.338% due 06/25/28 “ §	222,094	222,205
JPMorgan Mortgage Acquisition Corp
4.888% due 01/25/26 “ §	4,804,244	4,804,244
Long Beach Mortgage Loan Trust
4.898% due 02/25/36 “ §	2,976,040	2,976,040
5.018% due 11/25/34 “ §	4,035,950	4,040,792
Merrill Lynch Mortgage Investors Inc
4.898% due 01/25/37 “ §	2,187,252	2,187,252
4.918% due 06/25/36 “ §	6,069,574	6,073,160
4.975% due 06/25/36 “ §	8,400,000	8,396,998
Metris Master Trust
5.096% due 11/20/09 “ §	4,900,000	4,904,788
Morgan Stanley Asset-Backed Securities Capital I
4.968% due 11/25/34 “ §	99,989	100,033
Nelnet Student Loan Trust
4.713% due 07/25/16 “ §	1,900,000	1,904,288
New Century Home Equity Loan Trust
4.928% due 09/25/35 “ §	2,501,904	2,503,795
4.938% due 10/25/35 “ §	717,404	717,971
Nomura Asset Acceptance Corp
4.958% due 01/25/36 ~ “ §	2,932,774	2,933,692
Option One Mortgage Loan Trust
4.918% due 11/25/35 “ §	4,061,578	4,064,849
Park Place Securities Inc
4.988% due 02/25/35 “ §	755,705	756,235
People’s Choice Home Loan Securities Trust
4.928% due 05/25/35 “ §	362,896	363,142
Quest Trust
4.998% due 03/25/35 ~ “ §	85,802	85,858
Renaissance Home Equity Loan Trust
4.968% due 11/25/35 “ §	1,824,586	1,826,011
5.198% due 12/25/32 “ §	926,157	926,991
Residential Asset Mortgage Products Inc
4.898% due 12/25/27 “ §	3,273,476	3,272,965
4.928% due 05/25/35 “ §	510,799	511,153
4.978% due 09/25/13 “ §	2,339,955	2,341,619
5.158% due 11/25/33 “ §	3,137,775	3,139,716
Residential Asset Securities Corp
4.892% due 04/25/36 “ §	700,000	700,548
4.918% due 03/25/35 “ §	575,108	575,564
4.918% due 10/25/35 “ §	7,971,358	7,977,670
5.118% due 01/25/34 “ §	51,620	51,679
Residential Funding Mortgage Securities II Inc
4.958% due 09/25/35 “ §	3,794,028	3,796,786
Saxon Asset Securities Trust
5.088% due 01/25/32 “ §	449,486	450,189
Securitized Asset-Backed Receivables LLC Trust
4.888% due 10/25/35 “ §	1,986,436	1,986,436
SG Mortgage Securities Trust
4.918% due 10/25/35 “ §	4,880,286	4,883,944
SLM Student Loan Trust
4.593% due 01/25/13 “ §	4,122,153	4,124,606
4.643% due 07/25/13 “ §	2,064,600	2,066,540
Soundview Home Equity Loan Trust
4.768% due 03/25/36 “ §	2,400,000	2,400,000
4.888% due 02/25/36 “ §	954,928	954,928
4.910% due 04/25/36 # “ §	400,000	400,313
4.928% due 05/25/35 “ §	5,976,229	5,979,925
Structured Asset Investment Loan Trust
4.908% due 07/25/35 “ §	1,096,340	1,097,214
Structured Asset Securities Corp
4.900% due 04/25/35 “ §	5,386,532	5,231,421
4.948% due 12/25/35 ~ “ §	7,769,979	7,775,288
Susquehanna Auto Lease Trust
4.991% due 04/16/07 ~ “	1,800,000	1,801,128
Truman Capital Mortgage Loan Trust
5.158% due 01/25/34 ~ “ §	573,091	574,971
USAA Auto Owner Trust
5.030% due 11/17/08 “	2,300,000	2,298,833
Wachovia Mortgage Loan Trust LLC
4.928% due 10/25/35 “ §	3,995,578	3,998,689

Total Asset-Backed Securities (Cost $312,391,663)		312,444,739

U.S. GOVERNMENT AGENCY ISSUES - 4.64%
Fannie Mae
4.725% due 09/07/06 §	89,300,000	89,296,428
4.805% due 09/21/06 §	45,000,000	44,997,660

Total U.S. Government Agency Issues (Cost $134,255,712)		134,294,088

U.S. TREASURY OBLIGATIONS - 107.66%
U.S. Treasury Bonds - 0.54%
4.500% due 02/15/36 #	11,600,000	10,887,691
6.625% due 02/15/27 #	4,100,000	4,918,081

		15,805,772

U.S. Treasury Inflation Protected Securities - 106.71%
0.875% due 04/15/10 # ^	255,729,150	242,263,859
1.625% due 01/15/15 # ^	83,850,598	79,111,750
1.875% due 07/15/13 # ^	166,669,937	161,813,131
1.875% due 07/15/15 # ^	169,530,820	163,022,386
2.000% due 01/15/14 # ^	224,476,704	219,001,839
2.000% due 07/15/14 # ^	212,350,775	207,046,244
2.000% due 01/15/26 # ^	104,388,655	98,924,663
2.375% due 01/15/25 # ^	142,796,675	143,495,505
3.000% due 07/15/12 # ^	382,267,720	398,012,996
3.375% due 01/15/07 # ^	37,611,600	37,952,561
3.375% due 04/15/32 # ^	17,794,326	21,903,998
3.500% due 01/15/11 # ^	96,215,805	101,588,429
3.625% due 01/15/08 # ^	175,082,224	179,566,189
3.625% due 04/15/28 # ^	195,343,620	239,955,623
3.875% due 01/15/09 # ^	323,506,178	338,085,996
3.875% due 04/15/29 # ^	286,079,230	366,980,521
4.250% due 01/15/10 # ^	86,199,427	92,434,384

		3,091,160,074

U.S. Treasury Notes - 0.41%
4.250% due 11/15/14 #	5,200,000	4,971,689
4.500% due 11/15/15 #	7,000,000	6,794,928

		11,766,617

Total U.S. Treasury Obligations (Cost $3,149,684,913)		3,118,732,463

FOREIGN GOVERNMENT BONDS & NOTES - 0.63%
Canadian Government Bond (Canada)
3.000% due 12/01/36 ^	CAD 1,786,241	2,062,058
Finland Government Bond (Finland)
2.750% due 07/04/06	EUR 4,900,000	5,937,505
France Government Bond OAT (France)
3.000% due 07/25/12 ^	2,705,725	3,587,264

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Republic of Austria (Austria)
5.500% due 01/15/10	EUR 1,000,000	$1,296,896
Republic of Brazil (Brazil)
5.188% due 04/15/06 §	$240,000	237,900
5.250% due 04/15/09 §	535,340	535,501
United Mexican States (Mexico)
6.375% due 01/16/13	4,455,000	4,577,512

Total Foreign Government Bonds & Notes (Cost $16,189,344)		18,234,636

MUNICIPAL BONDS - 0.32%
California County Tobacco Securitization Agency
5.625% due 06/01/23	620,000	626,163
City of Chicago IL ‘1286’ ~
4.750% due 01/01/30 # §	300,000	310,440
City of Chicago IL ‘1287’ ~
4.750% due 01/01/14	200,000	202,748
Golden State Tobacco Securitization Corp CA ‘A-1’
6.250% due 06/01/33	1,095,000	1,194,262
6.750% due 06/01/39	2,000,000	2,251,720
Kansas State Turnpike Authority ‘A’
5.000% due 09/01/13	700,000	745,381
New York City Municipal Water Finance Authority ‘1289’ ~
4.750% due 12/15/13	330,000	332,317
State of Connecticut ‘A’
5.000% due 03/01/13	1,500,000	1,601,805
Tobacco Settlement Authority IA ‘B’
5.300% due 06/01/25	640,000	682,733
Tobacco Settlement Financing Corp NJ
6.750% due 06/01/39	1,100,000	1,230,636

Total Municipal Bonds (Cost $8,163,118)		9,178,205

Notional
Amount
PURCHASED PUT OPTIONS - 0.01%
30-Year Interest Rate Swap OTC Strike @ $4.25 Exp. 06/12/06 (Receive 6-Month GBP-LIBOR, Pay 4.250%) Broker: HSBC Holdings PLC	6,700,000	279,926

	Number of
	Contracts
Eurodollar (06/06) Futures CME Strike @ $94.00 Exp. 06/19/06 Broker: Citigroup Inc	266	1,663
Eurodollar (09/06) Futures CME Strike @ $92.75 Exp. 09/18/06 Broker: The Goldman Sachs Group Inc	1,315	8,219
Eurodollar (12/06) Futures CME Strike @ $92.00 Exp. 12/18/06 Broker: Citigroup Inc	1,288	8,050
Eurodollar (12/06) Futures CME Strike @ $93.00 Exp. 12/18/06 Broker: Citigroup Inc	510	3,188
U.S. Treasury Inflation Protected Securities (04/06) OTC Strike @ $98.00 Exp. 04/20/06 Broker: Morgan Stanley	2,090	—
U.S. Treasury Inflation Protected Securities (05/06) OTC Strike @ $70.00 Exp. 05/10/06 Broker: Morgan Stanley	2,250	—
U.S. Treasury Inflation Protected Securities (05/06) OTC Strike @ $79.50 Exp. 05/10/06 Broker: Morgan Stanley	1,250	—
U.S. Treasury Inflation Protected Securities (06/06) OTC Strike @ $70.00 Exp. 06/01/06 Broker: Morgan Stanley	2,230	—
U.S. Treasury Inflation Protected Securities (06/06) OTC Strike @ $71.47 Exp. 06/30/06 Broker: The Goldman Sachs Group Inc	20	—
U.S. Treasury Inflation Protected Securities (06/06) OTC Strike @ $72.09 Exp. 06/01/06 Broker: The Goldman Sachs Group Inc	250	—
U.S. Treasury Inflation Protected Securities (06/06) OTC Strike @ $76.50 Exp. 06/01/06 Broker: Morgan Stanley	3,000	—
U.S. Treasury Inflation Protected Securities (06/06) OTC Strike @ $85.00 Exp. 06/08/06 Broker: Morgan Stanley	1,500	—
U.S. Treasury Inflation Protected Securities (06/06) OTC Strike @ $93.78 Exp. 06/08/06 Broker: The Goldman Sachs Group Inc	1,500	—

Total Purchased Put Options (Cost $562,568)		301,046

	Principal
	Amount
SHORT-TERM INVESTMENTS - 59.81%
Certificates of Deposit - 5.78%
Citibank NA
4.575% due 04/25/06	$40,000,000	40,000,000
San Paolo IMI NY Branch
4.760% due 05/30/06	58,000,000	57,534,840
UniCredito Italiano NY
4.680% due 05/10/06	70,000,000	70,000,375

		167,535,215

Commercial Paper - 39.15%
ANZ National Ltd (Australia)
4.425% due 04/05/06	75,000,000	74,963,125
Bank of America Corp
4.605% due 05/10/06	75,000,000	74,625,844
4.685% due 05/24/06	10,000,000	9,931,026
Bank of Ireland (Ireland)
4.655% due 06/08/06	70,000,000	69,352,500
Barclays U.S. Funding Corp
4.456% due 04/11/06	77,700,000	77,603,738
Danske Corp
4.499% due 04/26/06	78,900,000	78,652,636
Dexia LLC DE
4.594% due 05/09/06	15,000,000	14,927,088
4.755% due 06/07/06	65,000,000	64,407,850
ForeningsSparbanken AB (Sweden)
4.470% due 04/11/06	70,000,000	69,913,472

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Fortis Funding LLC
4.630% due 04/10/06	$80,000,000	$79,907,400
IXIS
4.469% due 05/02/06	41,200,000	41,041,414
4.530% due 05/08/06	2,000,000	1,990,688
4.600% due 05/04/06	1,000,000	995,783
National Australia Funding Inc DE
4.620% due 04/05/06	70,000,000	69,964,067
Nordea North America Inc
4.680% due 05/23/06	80,000,000	79,460,356
Rabobank USA Finance Corp
4.830% due 04/03/06	79,600,000	79,578,641
TotalFinaElf SA
4.760% due 04/05/06	79,900,000	79,857,742
UBS Finance LLC DE
4.470% due 05/09/06	53,300,000	53,048,513
4.480% due 04/20/06	1,800,000	1,795,744
4.670% due 05/23/06	32,500,000	32,280,769
4.830% due 04/03/06	500,000	499,866
Westpac Banking Corp
4.735% due 06/05/06	80,000,000	79,292,800

		1,134,091,062

Foreign Government Issues - 5.00%
Belgium Treasury Bills (Belgium)
2.094% due 04/13/06	EUR 11,400,000	13,806,574
French Treasury Bills (France)
2.200% due 04/06/06	30,000,000	36,342,371
2.472% due 06/29/06	37,730,000	45,425,698
German Treasury Bills (Germany)
2.447% due 07/12/06	16,350,000	19,665,255
2.630% due 09/13/06	24,700,000	29,555,709

		144,795,607

U.S. Government Agency Issues - 9.15%
Fannie Mae
4.316% due 04/03/06	$79,600,000	79,579,437
Federal Home Loan Bank
4.438% due 04/26/06	50,300,000	50,144,908
4.630% due 04/03/06	134,000,000	133,966,128
Freddie Mac
4.650% due 04/03/06	1,500,000	1,499,612

		265,190,085

U.S. Treasury Bills - 0.42%
4.461% due 06/01/06 †	2,000,000	1,985,400
4.475% due 06/15/06 ‡	2,900,000	2,873,778
4.476% due 06/15/06	1,250,000	1,238,698
4.490% due 06/15/06 ☐	160,000	158,553
4.495% due 06/15/06 Ω	1,290,000	1,278,336
4.500% due 06/15/06 Ω	525,000	520,253
4.507% due 06/15/06	125,000	123,870
4.509% due 06/01/06 †	500,000	496,350
4.510% due 06/01/06 †	1,100,000	1,091,970
4.525% due 06/15/06 Ω	90,000	89,187
4.525% due 06/15/06 Ω	1,800,000	1,783,688
4.540% due 06/15/06 Ω	140,000	138,734
4.545% due 06/15/06 Ω	310,000	307,197

		12,086,014

Repurchase Agreement - 0.31%
Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $8,870,882; collateralized by U.S. Treasury Notes: 3.625% due 04/30/07 and market value $9,050,206)	8,868,000	8,868,000

Total Short-Term Investments (Cost $1,731,800,805)		1,732,565,983

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 204.77% (Cost $5,961,663,835)		5,931,683,496

	Shares
SECURITIES LENDING COLLATERAL - 0.54%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $15,657,720)	15,657,720	15,657,720

TOTAL INVESTMENTS - 205.31% (Cost $5,977,321,555)		5,947,341,216

OTHER ASSETS & LIABILITIES, NET - (105.31%)		(3,050,467,825)

NET ASSETS - 100.00%		$2,896,873,391

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Investments sold short outstanding as of March 31, 2006:

	Principal
Type	Amount	Value
U.S. Treasury Notes
3.625% due 05/15/13 #	$2,200,000	$2,039,470
4.250% due 08/15/13 #	29,300,000	28,189,823
4.250% due 11/15/13 #	52,600,000	50,537,134

Total Investments sold short (Proceeds $81,113,055)		$80,766,427

(c) Forward foreign currency contracts outstanding as of March 31, 2006 were as follows:

		Principal		Net
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)
Sell	CAD	2,071,000	05/06	$417
Sell	EUR	60,157,000	04/06	(312,599)
Sell	EUR	40,932,000	04/06	208,499
Sell	EUR	24,381,000	06/06	(52,850)
Buy	JPY	2,887,226,000	05/06	86,856
Buy	PLN	861,000	09/06	(1,607)
Buy	RUB	7,051,000	09/06	(552)
Buy	SKK	7,634,000	09/06	(2,345)

				($74,181)

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

(d) Securities with an approximate aggregate market value of $1,729,208 were segregated with the broker(s) to cover margin requirements for the following open futures contracts as of March 31, 2006:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)
Eurodollar (12/06)	545	$545,000,000	($671,087)
Eurodollar (03/07)	545	545,000,000	(658,150)
Eurodollar (06/07)	738	738,000,000	(680,737)
Eurodollar (09/07)	738	738,000,000	(606,262)
Eurodollar (12/07)	193	193,000,000	(69,963)
Eurodollar (03/08)	193	193,000,000	(72,375)
U.S. Treasury 5-Year Notes (06/06)	212	21,200,000	(150,802)
U.S. Treasury 10-Year Notes (06/06)	1,204	120,400,000	(1,222,700)
Short Futures Outstanding

Euro-Bund 10-Year Notes (06/06)	348	EUR 34,800,000	456,265
U.S. Treasury 30-Year Bonds (06/06)	1,186	$118,600,000	3,974,953

			$299,142

(e) Restricted securities as of March 31, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Georgia-Pacific Term Loan ‘B’
02/13/06	6.880%	12/20/12	$2,857,143	$2,880,691	0.10%
03/10/06	6.979%	12/20/12	135,357	136,473	0.01%
Morgan Stanley
06/28/04	4.883%	10/29/06	35,100,000	35,100,000	1.21%

			$38,092,500	$38,117,164	1.32%

(f) Securities with an approximate aggregate market value of $3,963,800 were pledged as collateral for securities purchased on a when-issued or delayed-delivery basis as of March 31, 2006.

(g) Transactions in written options for the period ended March 31, 2006 were as follows:

	Number of Contracts	Premium
Outstanding, December 31, 2005	562	$190,921
Put Options Written	168	159,579
Call Options Repurchased	(281)	(64,946)
Put Options Repurchased	(281)	(125,975)

Outstanding, March 31, 2006	168	$159,579

(h) Premiums received and value of written options outstanding as of March 31, 2006:

			Expiration	Number of
Counterparty	Type	Strike Price	Date	Contracts	Premium	Value
Citigroup Inc	Put - CBOT U.S. Treasury 30-Year Futures	$110.00	05/26/06	168	$159,579	$278,250

(i) Securities with an approximate aggregate market value of $247,740 were pledged as collateral for swap contracts as of March 31, 2006.

(j) Credit default swaps outstanding as of March 31, 2006:

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
JPMorgan Chase & Co	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.750%	06/20/06	$1,000,000	$1,731
The Bear Stearns Cos Inc	Ford Motor Credit Co 7.000% due 10/01/13	Sell	3.100%	06/20/06	2,000,000	2,153
The Goldman Sachs Group Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.800%	06/20/06	1,000,000	4,080
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.830%	06/20/06	1,000,000	4,147
UBS AG	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.830%	06/20/06	2,000,000	8,295
Morgan Stanley	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	4.150%	06/20/06	2,000,000	9,727
JPMorgan Chase & Co	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	4.250%	06/20/06	1,000,000	5,087
HSBC Holdings PLC	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	5.000%	06/20/06	2,000,000	13,530
Merrill Lynch & Co Inc	General Motors Corp 7.125% due 07/15/13	Sell	5.000%	06/20/06	3,000,000	(45,297)

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
INFLATION MANAGED PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation
Counterparty	Reference Entity	Protection (1)	Fixed Rate	Date	Amount	(Depreciation)
Citigroup Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	1.700%	09/20/06	$200,000	($835)
The Bear Stearns Cos Inc	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	3.550%	06/20/07	1,500,000	11,287
JPMorgan Chase & Co	General Motors Corp 7.125% due 07/15/13	Sell	6.400%	06/20/07	2,000,000	(69,871)
UBS AG	General Motors Acceptance Corp 6.875% due 08/28/12	Sell	2.650%	09/20/07	1,500,000	(7,327)
UBS AG	Ford Motor Credit Co 7.000% due 10/01/13	Sell	5.250%	09/20/07	6,500,000	152,398

						$89,105

(1) If the portfolio is the seller of protection and a credit default event occurs, as defined under the items of the particular swap agreement, the portfolio will pay to the buyer of the protection, an amount up to the notional value of the swap and in certain instances, take delivery of the security.

(k) Interest rate swaps outstanding as of March 31, 2006:

						Unrealized
		Pay/Receive	Fixed	Expiration	Notional	Appreciation
Counterparty	Floating Rate Index	Floating Rate	Rate	Date	Amount	(Depreciation)
JPMorgan Chase & Co	6-Month GBP-LIBOR	Pay	5.000%	06/15/08	GBP24,900,000	$272,360
UBS AG	France CPI Excluding Tobacco	Pay	2.090%	10/15/10	EUR 5,300,000	22,690
UBS AG	France CPI Excluding Tobacco	Pay	2.103%	09/14/10	10,000,000	19,354
UBS AG	France CPI Excluding Tobacco	Pay	2.103%	10/15/10	1,100,000	2,197
UBS AG	France CPI Excluding Tobacco	Pay	2.146%	10/15/10	3,800,000	3,515
BNP Paribas SA	France CPI Excluding Tobacco	Pay	2.040%	02/21/11	10,200,000	(36,775)
Bank of America Corp	3-Month USD-LIBOR	Pay	5.000%	06/21/11	$44,000,000	(589,416)
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Pay	5.000%	06/21/11	34,400,000	(463,912)
Barclays PLC	3-Month USD-LIBOR	Receive	5.000%	06/21/13	15,400,000	279,566
The Goldman Sachs Group Inc	6-Month EUR-LIBOR	Receive	4.500%	06/17/15	EUR 24,000,000	1,390,260
Barclays PLC	France CPI Excluding Tobacco	Pay	2.138%	01/19/16	1,800,000	(10,569)
BNP Paribas SA	France CPI Excluding Tobacco	Pay	2.150%	01/19/16	15,000,000	(60,313)
Bank of America Corp	3-Month USD-LIBOR	Receive	5.000%	06/21/16	$31,900,000	654,236
Lehman Brothers Holdings Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16	18,000,000	369,162
Morgan Stanley	3-Month USD-LIBOR	Receive	5.000%	06/21/16	200,000	4,102
The Goldman Sachs Group Inc	3-Month USD-LIBOR	Receive	5.000%	06/21/16	69,600,000	1,428,816

						$3,285,273

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MONEY MARKET PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 105.35%
Certificates of Deposit - 3.31%
Wells Fargo & Co
4.745% due 04/12/06	$30,000,000	$30,000,000

Commercial Paper - 68.41%
Air Products & Chemicals Inc
4.750% due 04/13/06	31,000,000	30,950,917
Becton Dickinson & Co
4.730% due 04/27/06	5,825,000	5,805,101
4.740% due 04/17/06	1,977,000	1,972,835
BMW U.S. Capital LLC
4.650% due 04/04/06	34,300,000	34,286,709
BNP Paribas Finance Inc
4.671% due 04/05/06	34,300,000	34,282,198
Caterpillar Inc
4.730% due 04/07/06	32,000,000	31,974,773
CBA Finance DE
4.760% due 04/20/06	4,310,000	4,299,172
Coca-Cola Enterprises Inc
4.730% due 04/19/06	30,000,000	29,929,050
Colgate-Palmolive Co
4.700% due 04/21/06	6,710,000	6,692,479
4.710% due 04/13/06	20,000,000	19,968,600
Consolidated Edison Co of NY
4.820% due 04/03/06	31,000,000	30,991,699
Eaton Corp
4.810% due 04/03/06	15,000,000	14,995,992
4.810% due 04/07/06	13,102,000	13,091,497
Emerson Electric Co
4.820% due 04/03/06	23,630,000	23,623,672
Florida Power & Light Co
4.700% due 04/18/06	19,300,000	19,257,165
General Electric Capital Corp
4.590% due 04/06/06	10,415,000	10,408,360
4.600% due 04/11/06	7,370,000	7,360,583
4.700% due 04/06/06	7,500,000	7,495,104
4.700% due 04/13/06	6,500,000	6,489,817
Honeywell International Inc
4.850% due 04/03/06	1,900,000	1,899,488
Kimberly-Clark Worldwide Inc
4.540% due 04/05/06	5,000,000	4,997,478
4.620% due 04/10/06	11,423,000	11,409,806
4.670% due 04/27/06	14,310,000	14,261,736
Nestle Capital Corp
4.690% due 04/19/06	34,250,000	34,169,684
Pitney Bowes Inc
4.700% due 04/25/06	10,000,000	9,968,667
Societe Generale North America Inc
4.600% due 04/06/06	4,000,000	3,997,444
4.640% due 04/04/06	12,030,000	12,025,348
4.670% due 04/04/06	17,000,000	16,993,384
4.760% due 04/03/06	5,000,000	4,998,678
Sysco Corp
4.820% due 04/03/06	20,927,000	20,921,396
The Hershey Co
4.750% due 04/03/06	11,750,000	11,746,899
The Procter & Gamble Co
4.520% due 04/06/06	11,111,000	11,104,025
Toyota Motor Credit Corp
4.710% due 04/06/06	32,010,000	31,989,060
UBS Finance LLC DE
4.730% due 04/13/06	13,000,000	12,979,503
4.750% due 04/03/06	5,000,000	4,998,681
4.750% due 04/17/06	13,000,000	12,972,556
United Technologies Corp
4.730% due 04/20/06	2,128,000	2,122,688
4.730% due 04/21/06	24,000,000	23,936,933
4.740% due 04/03/06	4,000,000	3,998,947
Wal-Mart Stores Inc
4.650% due 04/04/06	35,000,000	34,986,437

		620,354,561

Corporate Notes - 4.24%
American Honda Finance Corp
4.670% due 11/07/06 ~ §	18,500,000	18,500,000
Norddeutsche Landesbank NY
4.700% due 09/14/06 §	20,000,000	19,999,038

		38,499,038

U.S. Government Agency Issues - 29.39%
Fannie Mae
4.380% due 04/03/06	21,400,000	21,394,793
Federal Home Loan Bank
4.000% due 04/18/06	24,500,000	24,500,000
4.000% due 05/09/06	24,500,000	24,500,000
4.250% due 08/18/06 §	48,000,000	48,000,000
4.300% due 10/20/06 §	24,750,000	24,750,000
4.300% due 11/15/06 §	24,750,000	24,750,000
4.450% due 03/05/07 §	24,800,000	24,800,000
4.500% due 03/06/07 §	24,800,000	24,800,000
4.900% due 05/01/07 # §	24,500,000	24,500,000
5.000% due 05/01/07 # §	24,500,000	24,500,000

		266,494,793

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $13,004; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $14,903)	13,000	13,000

Total Short-Term Investments (Amortized Cost $955,361,392)		955,361,392

TOTAL INVESTMENTS - 105.35% (Amortized Cost $955,361,392)		955,361,392

OTHER ASSETS & LIABILITIES, NET - (5.35%)		(48,535,665)

NET ASSETS - 100.00%		$906,825,727

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.31%
Autos & Transportation - 0.10%
General Motors Corp 4.500% †	38,700	$898,227

Financial Services - 0.09%
MetLife Inc 6.375%	30,000	804,900

Utilities - 0.12%
Entergy Corp 7.625% †	20,000	1,015,600

Total Convertible Preferred Stocks (Cost $2,677,589)		2,718,727

PREFERRED STOCKS - 0.37%
Financial Services - 0.37%
Sovereign REIT ~	2,200	3,217,500

Total Preferred Stocks (Cost $1,958,000)		3,217,500

WARRANTS - 0.00%
Financial Services - 0.00%
ONO Finance PLC * + ~ (United Kingdom)
Exp. 02/15/11	5,000	1,010

Utilities - 0.00%
Metricom Inc * +
Exp. 02/15/10	3,000	30
NTELOS Inc * + ~
Exp. 08/15/10	4,000	40

		70

Total Warrants (Cost $98,440)		1,080

COMMON STOCKS - 0.06%
Consumer Discretionary - 0.06%
Rogers Communications Inc ‘B’ (Canada)	13,163	502,168

Total Common Stocks (Cost $566,223)		502,168

EXCHANGE TRADED FUNDS - 0.36%
NASDAQ-100 Index Tracking Stock †	30,000	1,258,200
Standard & Poor’s Depository Receipts Trust 1 †	15,000	1,947,450

Total Exchange Traded Funds (Cost $2,784,200)		3,205,650

	Principal
	Amount
CORPORATE BONDS & NOTES - 92.75%
Autos & Transportation - 4.08%
Amsted Industries Inc
10.250% due 10/15/11 ~	$2,000,000	2,215,000
ArvinMeritor Inc
8.750% due 03/01/12 †	3,000,000	2,970,000
Aviall Inc
7.625% due 07/01/11	2,000,000	2,055,000
Cooper-Standard Automotive Inc
7.000% due 12/15/12 †	1,000,000	915,000
Ford Motor Co
7.450% due 07/16/31 †	2,500,000	1,868,750
Grupo Transportacion Ferroviaria Mexicana SA de CV (Mexico)
9.375% due 05/01/12	2,000,000	2,210,000
GulfMark Offshore Inc
7.750% due 07/15/14	1,000,000	1,025,000
Hertz Corp
8.875% due 01/01/14 ~	5,000,000	5,212,500
10.500% due 01/01/16 † ~	500,000	545,000
K&F Acquisition Inc
7.750% due 11/15/14 †	2,000,000	2,035,000
Keystone Automotive Operations Inc
9.750% due 11/01/13	1,000,000	880,000
Tenneco Inc
8.625% due 11/15/14 †	1,000,000	1,005,000
10.250% due 07/15/13	3,000,000	3,345,000
The Goodyear Tire & Rubber Co
9.000% due 07/01/15	1,000,000	1,020,000
The Greenbrier Cos Inc
8.375% due 05/15/15	3,500,000	3,683,750
TRW Automotive Inc
9.375% due 02/15/13	2,677,000	2,907,891
11.000% due 02/15/13 †	902,000	1,012,495
United Components Inc
9.375% due 06/15/13 †	1,000,000	970,000

		35,875,386

Consumer Discretionary - 25.78%
Adelphia Communications Corp
10.875% due 10/01/10 † ¤	1,000,000	595,000
Alderwoods Group Inc
7.750% due 09/15/12	500,000	516,250
Allied Waste North America Inc
7.250% due 03/15/15 †	2,000,000	2,050,000
7.875% due 04/15/13 †	1,000,000	1,048,750
8.500% due 12/01/08	4,000,000	4,225,000
8.875% due 04/01/08	3,000,000	3,165,000
9.250% due 09/01/12	983,000	1,065,326
AMC Entertainment Inc
8.000% due 03/01/14 †	3,000,000	2,692,500
Boyd Gaming Corp
6.750% due 04/15/14 †	2,000,000	2,005,000
C&M Finance Ltd (Cayman)
7.311% due 02/01/11 ~ §	1,000,000	1,011,761
8.100% due 02/01/16 ~	1,000,000	1,002,362
Cablemas SA de CV (Mexico)
9.375% due 11/15/15 ~	2,000,000	2,140,000
Carriage Services Inc
7.875% due 01/15/15	1,000,000	1,022,500
CBD Media Holdings LLC
9.250% due 07/15/12 †	2,000,000	2,047,500
CBD Media Inc
8.625% due 06/01/11	1,000,000	1,018,750
CCO Holdings LLC
8.750% due 11/15/13	1,000,000	977,500

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Charter Communications Holdings II LLC
10.250% due 09/15/10	$4,000,000	$3,950,000
Charter Communications Operating LLC
8.000% due 04/30/12 ~	4,000,000	4,000,000
8.375% due 04/30/14 ~	1,000,000	1,002,500
Corrections Corp of America
6.750% due 01/31/14	1,500,000	1,524,375
7.500% due 05/01/11	7,000,000	7,245,000
CSC Holdings Inc
7.625% due 04/01/11	3,000,000	3,030,000
7.875% due 12/15/07	2,000,000	2,045,000
Dex Media Inc
8.000% due 11/15/13	1,500,000	1,552,500
Dex Media West LLC
8.500% due 08/15/10	1,000,000	1,062,500
9.875% due 08/15/13	3,418,000	3,798,252
DIRECTV Holdings LLC
6.375% due 06/15/15	4,000,000	3,970,000
8.375% due 03/15/13	848,000	909,480
EchoStar DBS Corp
6.625% due 10/01/14	3,500,000	3,399,375
7.125% due 02/01/16 ~	3,500,000	3,460,625
French Lick Resorts & Casino LLC
10.750% due 04/15/14 ~ #	2,000,000	2,000,000
Galaxy Entertainment Finance Co Ltd (Hong Kong)
9.875% due 12/15/12 † ~	4,000,000	4,185,000
Gray Television Inc
9.250% due 12/15/11	2,000,000	2,130,000
Greektown Holdings LLC
10.750% due 12/01/13 ~	2,000,000	2,070,000
GSC Holdings Corp
8.405% due 10/01/11 ~ §	2,000,000	2,055,000
Herbst Gaming Inc
8.125% due 06/01/12	1,500,000	1,565,625
Inn of the Mountain Gods Resort & Casino
12.000% due 11/15/10	1,000,000	1,085,000
Intrawest Corp (Canada)
7.500% due 10/15/13	2,000,000	2,037,500
Iron Mountain Inc
7.750% due 01/15/15	1,000,000	1,012,500
8.625% due 04/01/13	2,000,000	2,090,000
Isle of Capri Casinos Inc
7.000% due 03/01/14	1,000,000	992,500
Kerzner International Ltd (Bahamas)
6.750% due 10/01/15	4,000,000	4,230,000
Lamar Media Corp
6.625% due 08/15/15	1,500,000	1,500,000
Landry’s Restaurants Inc
7.500% due 12/15/14	3,500,000	3,395,000
Las Vegas Sands Corp
6.375% due 02/15/15	5,000,000	4,825,000
Levi Strauss & Co
8.875% due 04/01/16 ~	2,500,000	2,518,750
12.250% due 12/15/12	1,500,000	1,711,875
Mandalay Resort Group
10.250% due 08/01/07	3,750,000	3,965,625
Mediacom Broadband LLC
8.500% due 10/15/15	4,000,000	3,860,000
Mediacom LLC
9.500% due 01/15/13	3,500,000	3,482,500
Medianews Group Inc
6.375% due 04/01/14	1,000,000	907,500
6.875% due 10/01/13	3,500,000	3,272,500
MGM MIRAGE
6.000% due 10/01/09 †	3,000,000	2,970,000
6.625% due 07/15/15 †	3,000,000	2,966,250
6.750% due 09/01/12	1,500,000	1,505,625
6.750% due 04/01/13 ~ #	1,500,000	1,500,000
6.875% due 04/01/16 ~ #	2,000,000	1,992,500
9.750% due 06/01/07	2,500,000	2,615,625
Mohegan Tribal Gaming Authority
6.125% due 02/15/13	500,000	495,625
6.875% due 02/15/15 †	250,000	249,688
7.125% due 08/15/14	1,000,000	1,012,500
Morris Publishing Group LLC
7.000% due 08/01/13	3,000,000	2,846,250
Nebraska Book Co Inc
8.625% due 03/15/12	3,000,000	2,775,000
Network Communications Inc
10.750% due 12/01/13 ~	2,000,000	2,045,000
Paxson Communications Corp
7.777% due 01/15/12 ~ §	3,000,000	3,030,000
Penn National Gaming Inc
6.750% due 03/01/15	1,000,000	1,005,000
6.875% due 12/01/11 †	1,000,000	1,022,500
Perry Ellis International Inc
8.875% due 09/15/13	1,500,000	1,507,500
PRIMEDIA Inc
8.000% due 05/15/13	3,000,000	2,760,000
8.875% due 05/15/11 †	2,500,000	2,450,000
Quebecor World Capital Corp (Canada)
8.750% due 03/15/16 ~	1,500,000	1,470,429
R.H. Donnelley Corp
6.875% due 01/15/13 ~	3,000,000	2,820,000
8.875% due 01/15/16 ~	3,000,000	3,135,000
R.H. Donnelley Inc
10.875% due 12/15/12	1,500,000	1,670,625
Riddell Bell Holdings Inc
8.375% due 10/01/12 †	2,000,000	2,025,000
River Rock Entertainment Authority
9.750% due 11/01/11	3,000,000	3,255,000
Salem Communications Corp
7.750% due 12/15/10	3,000,000	3,090,000
San Pasqual Casino
8.000% due 09/15/13 ~	1,000,000	1,015,000
Sealy Mattress Co
8.250% due 06/15/14 †	2,000,000	2,100,000
Simmons Bedding Co
7.875% due 01/15/14 †	1,750,000	1,701,875
Sinclair Broadcast Group Inc
8.000% due 03/15/12	5,500,000	5,637,500
8.750% due 12/15/11	2,000,000	2,112,500
Sirius Satellite Radio Inc
9.625% due 08/01/13	3,000,000	2,940,000
Sleepmaster LLC
11.000% due 05/15/09 + ¤	2,341,972	—
Station Casinos Inc
6.625% due 03/15/18 ~	500,000	491,250
6.875% due 03/01/16	3,500,000	3,535,000
The Bon-Ton Stores Inc
10.250% due 03/15/14 ~	2,000,000	1,934,000
The Geo Group Inc
8.250% due 07/15/13	3,500,000	3,570,000
The Neiman Marcus Group Inc
9.000% due 10/15/15 ~	2,000,000	2,125,000
10.375% due 10/15/15 † ~	500,000	533,750
United Rentals North America Inc
6.500% due 02/15/12	3,500,000	3,447,500
Universal City Florida Holding Co
8.375% due 05/01/10 †	500,000	506,250
9.430% due 05/01/10 §	1,000,000	1,020,000
Vertrue Inc
9.250% due 04/01/14	1,500,000	1,539,375
Videotron Ltee (Canada)
6.375% due 12/15/15	500,000	491,875
6.875% due 01/15/14	3,000,000	3,030,000

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
VWR International Inc
8.000% due 04/15/14 †	$3,000,000	$3,007,500
Warner Music Group
7.375% due 04/15/14	1,000,000	995,000
Wesco Distribution Inc
7.500% due 10/15/17 † ~	3,000,000	3,060,000
Williams Scotsman Inc
8.500% due 10/01/15	3,000,000	3,078,750
Wynn Las Vegas LLC
6.625% due 12/01/14	4,000,000	3,905,000

		226,416,923

Consumer Staples - 1.75%
Couche-Tard U.S. LP
7.500% due 12/15/13	2,000,000	2,060,000
Dole Food Co Inc
7.250% due 06/15/10	3,000,000	2,842,500
8.875% due 03/15/11	356,000	354,220
Smithfield Foods Inc
7.000% due 08/01/11	4,000,000	4,000,000
Stater Brothers Holdings Inc
8.125% due 06/15/12 †	1,000,000	1,003,750
8.410% due 06/15/10 §	5,000,000	5,131,250

		15,391,720

Energy - 8.09%
ANR Pipeline Co
8.875% due 03/15/10	1,000,000	1,068,750
Calpine Corp
8.500% due 07/15/10 ~ ¤	2,000,000	1,845,000
Chesapeake Energy Corp
6.375% due 06/15/15	1,000,000	988,750
6.500% due 08/15/17 ~	1,000,000	992,500
7.000% due 08/15/14	1,500,000	1,541,250
7.500% due 09/15/13	1,000,000	1,050,000
Comstock Resources Inc
6.875% due 03/01/12	500,000	495,000
Denbury Resources Inc
7.500% due 04/01/13	1,000,000	1,037,500
7.500% due 12/15/15	1,000,000	1,045,000
Dynegy Holdings Inc
8.375% due 05/01/16 ~ #	2,500,000	2,500,000
9.875% due 07/15/10 ~	4,000,000	4,404,320
El Paso Corp
7.000% due 05/15/11	7,000,000	7,061,250
7.625% due 08/16/07	1,000,000	1,022,500
El Paso Natural Gas Co
7.625% due 08/01/10	3,000,000	3,142,500
Encore Acquisition Co
7.250% due 12/01/17	2,000,000	2,015,000
Gazprom OAO (Russia)
9.625% due 03/01/13 ~	3,000,000	3,555,000
Hanover Compressor Co
7.500% due 04/15/13	500,000	502,500
9.000% due 06/01/14	1,000,000	1,080,000
Hanover Equipment Trust ‘A’
8.500% due 09/01/08 †	2,577,000	2,647,868
Hanover Equipment Trust ‘B’
8.750% due 09/01/11	3,000,000	3,153,750
Holly Energy Partners LP
6.250% due 03/01/15	4,000,000	3,800,000
Massey Energy Co
6.875% due 12/15/13 † ~	2,500,000	2,462,500
NRG Energy Inc
7.250% due 02/01/14	1,000,000	1,018,750
7.375% due 02/01/16	1,000,000	1,023,750
Peabody Energy Corp
6.875% due 03/15/13	2,000,000	2,040,000
Plains Exploration & Production Co
8.750% due 07/01/12	2,000,000	2,145,000
Quicksilver Resources Inc
7.125% due 04/01/16	1,500,000	1,488,750
Reliant Energy Inc
6.750% due 12/15/14	3,000,000	2,662,500
SemGroup LP
8.750% due 11/15/15 ~	2,000,000	2,050,000
Tenaska Alabama Partners LP
7.000% due 06/30/21 ~	492,630	496,691
Tesoro Corp
6.250% due 11/01/12 ~	1,500,000	1,481,250
The Williams Cos Inc
6.375% due 10/01/10 ~	3,250,000	3,233,750
The Williams Cos Inc Credit Linked
Certificate Trust
6.750% due 04/15/09 ~	2,000,000	2,035,000
Universal Compression Inc
7.250% due 05/15/10 †	1,000,000	1,020,000
Whiting Petroleum Corp
7.000% due 02/01/14	2,000,000	1,990,000
7.250% due 05/01/12	1,000,000	1,001,250

		71,097,629

Financial Services - 11.16%
Arch Western Finance LLC
6.750% due 07/01/13	4,000,000	3,990,000
CCM Merger Inc
8.000% due 08/01/13 ~	3,000,000	3,000,000
Chukchansi Economic Development Authority
8.000% due 11/15/13 ~	1,000,000	1,030,000
8.060% due 11/15/12 ~ §	1,000,000	1,027,500
Dollar Financial Group Inc
9.750% due 11/15/11 †	3,500,000	3,692,500
Dow Jones CDX NA HY5 Index
8.750% due 12/29/10 † ~	9,700,000	10,027,377
E*TRADE Financial Corp
7.875% due 12/01/15	2,000,000	2,120,000
8.000% due 06/15/11	4,000,000	4,175,000
FelCor Lodging LP
9.000% due 06/01/11	4,250,000	4,675,000
Ford Motor Credit Co
6.625% due 06/16/08	7,000,000	6,628,713
7.375% due 10/28/09	6,500,000	6,115,518
General Motors Acceptance Corp
6.875% due 09/15/11	9,500,000	8,864,516
7.750% due 01/19/10	6,000,000	5,854,770
Host Marriott LP
6.375% due 03/15/15 †	2,500,000	2,471,875
6.750% due 06/01/16 ~ #	2,000,000	2,007,500
7.000% due 08/15/12	3,000,000	3,078,750
7.125% due 11/01/13 †	1,000,000	1,022,500
MeriStar Hospitality Corp
9.000% due 01/15/08 †	2,000,000	2,130,000
Nell AF Sarl (Luxembourg)
8.375% due 08/15/15 † ~	4,000,000	3,990,000
Omega Healthcare Investors Inc
7.000% due 01/15/16 ~	2,000,000	2,010,000
Senior Housing Properties Trust
7.875% due 04/15/15	975,000	1,023,750
Stripes Acquisition LLC
10.625% due 12/15/13 ~	1,000,000	1,053,750
SunGard Data Systems Inc
9.125% due 08/15/13 ~	4,000,000	4,250,000
9.431% due 08/15/13 ~ §	1,500,000	1,590,000
10.250% due 08/15/15 ~	1,000,000	1,057,500
The FINOVA Group Inc
7.500% due 11/15/09	1,650,000	556,875

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Thornburg Mortgage Inc
8.000% due 05/15/13	$4,000,000	$4,000,000
Ventas Realty LP
6.500% due 06/01/16 ~	1,000,000	1,000,000
6.625% due 10/15/14	1,250,000	1,256,250
6.750% due 06/01/10	1,000,000	1,015,000
8.750% due 05/01/09	1,000,000	1,065,000
9.000% due 05/01/12	2,000,000	2,255,000

		98,034,644

Health Care - 4.12%
DaVita Inc
6.625% due 03/15/13 †	1,000,000	1,002,500
7.250% due 03/15/15	1,000,000	1,010,000
Elan Finance PLC (Ireland)
8.749% due 11/15/11 † §	1,000,000	990,000
Extendicare Health Services Inc
6.875% due 05/01/14	1,000,000	1,035,000
9.500% due 07/01/10	1,500,000	1,591,875
HCA Inc
6.500% due 02/15/16	1,000,000	979,257
IASIS Healthcare LLC
8.750% due 06/15/14	2,000,000	2,010,000
Mylan Laboratories Inc
6.375% due 08/15/15	1,500,000	1,515,000
Omnicare Inc
6.750% due 12/15/13	1,000,000	1,000,000
6.875% due 12/15/15	1,500,000	1,503,750
Psychiatric Solutions Inc
7.750% due 07/15/15	500,000	511,250
10.625% due 06/15/13 †	1,500,000	1,683,750
Res-Care Inc
7.750% due 10/15/13	2,000,000	2,020,000
Select Medical Corp
7.625% due 02/01/15	2,000,000	1,815,000
10.820% due 09/15/15 † ~ §	1,000,000	915,000
Tenet Healthcare Corp
6.500% due 06/01/12	1,000,000	905,000
9.875% due 07/01/14 †	2,000,000	2,035,000
The Jean Coutu Group PJC Inc (Canada)
7.625% due 08/01/12 †	2,500,000	2,443,750
Triad Hospitals Inc
7.000% due 11/15/13 †	1,000,000	990,000
United Surgical Partners International Inc
10.000% due 12/15/11	2,000,000	2,140,000
Valeant Pharmaceuticals International
7.000% due 12/15/11	3,000,000	2,985,000
Vanguard Health Holding Co II LLC
9.000% due 10/01/14	3,000,000	3,082,500
Warner Chilcott Corp
9.250% due 02/01/15 ~	2,000,000	1,995,000

		36,158,632

Integrated Oils - 1.18%
Compton Petroleum Finance Corp (Canada)
7.625% due 12/01/13 ~ #	1,500,000	1,507,500
7.625% due 12/01/13 †	1,500,000	1,507,500
SESI LLC
8.875% due 05/15/11	2,500,000	2,625,000
Targa Resources Inc
8.500% due 11/01/13 ~	1,500,000	1,567,500
The Premcor Refining Group Inc
7.500% due 06/15/15	2,000,000	2,112,708
Venoco Inc
8.750% due 12/15/11 †	1,000,000	1,010,000

		10,330,208

Materials & Processing - 12.47%
Abitibi-Consolidated Inc (Canada)
7.750% due 06/15/11 †	2,000,000	1,940,000
Ainsworth Lumber Co Ltd (Canada)
7.250% due 10/01/12	2,000,000	1,820,000
8.710% due 10/01/10 §	2,000,000	2,010,000
Ball Corp
6.625% due 03/15/18	3,000,000	2,992,500
BCP Crystal Holdings Corp
9.625% due 06/15/14	2,600,000	2,892,500
Berry Plastics Corp
10.750% due 07/15/12	2,500,000	2,762,500
Bowater Inc
6.500% due 06/15/13 †	3,000,000	2,812,500
Buckeye Technologies Inc
8.500% due 10/01/13	2,500,000	2,531,250
Cascades Inc (Canada)
7.250% due 02/15/13	1,000,000	945,000
Covalence Specialty Materials Corp
10.250% due 03/01/16 ~	2,000,000	2,110,000
Crown Americas LLC
7.625% due 11/15/13 ~	3,000,000	3,120,000
7.750% due 11/15/15 ~	1,000,000	1,042,500
Drummond Co Inc
7.375% due 02/15/16 ~	3,000,000	3,007,500
Dycom Industries Inc
8.125% due 10/15/15	2,000,000	2,070,000
Equistar Chemicals LP
10.625% due 05/01/11	4,000,000	4,350,000
Freeport-McMoRan Copper & Gold Inc
6.875% due 02/01/14	2,000,000	2,010,000
10.125% due 02/01/10	2,000,000	2,165,000
Georgia-Pacific Corp
8.125% due 05/15/11	2,000,000	2,090,000
Gerdau Ameristeel Corp (Canada)
10.375% due 07/15/11	2,000,000	2,205,000
Graham Packaging Co Inc
8.500% due 10/15/12	3,000,000	3,045,000
9.875% due 10/15/14 †	2,000,000	2,035,000
Graphic Packaging International Corp
8.500% due 08/15/11 †	2,000,000	1,990,000
9.500% due 08/15/13 †	1,000,000	940,000
Hercules Inc
6.750% due 10/15/29	2,400,000	2,364,000
Hexion U.S. Finance Corp
9.000% due 07/15/14	1,000,000	1,035,000
9.350% due 07/15/10 §	2,000,000	2,035,000
Huntsman LLC
11.500% due 07/15/12	660,000	762,300
11.625% due 10/15/10	1,300,000	1,478,750
Ineos Group Holdings PLC (United Kingdom)
8.500% due 02/15/16 ~	2,000,000	1,910,000
Jefferson Smurfit Corp
8.250% due 10/01/12	2,000,000	1,972,500
Lyondell Chemical Co
9.625% due 05/01/07	1,000,000	1,037,500
10.500% due 06/01/13	1,000,000	1,112,500
11.125% due 07/15/12	1,000,000	1,102,500
Methanex Corp (Canada)
8.750% due 08/15/12	2,000,000	2,195,000
Millennium America Inc
9.250% due 06/15/08	2,000,000	2,042,500
Nalco Co
7.750% due 11/15/11	1,000,000	1,017,500
8.875% due 11/15/13	2,000,000	2,090,000
Norilsk Nickel Finance Luxembourg SA (Russia)
7.125% due 09/30/09	3,000,000	3,027,600

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Nortek Inc
8.500% due 09/01/14	$4,000,000	$4,090,000
Novelis Inc (Canada)
7.750% due 02/15/15 ~	2,000,000	1,930,000
Owens-Brockway Glass Containers Inc
6.750% due 12/01/14 †	1,000,000	982,500
7.750% due 05/15/11	2,500,000	2,618,750
8.250% due 05/15/13	2,000,000	2,100,000
8.750% due 11/15/12	2,000,000	2,150,000
8.875% due 02/15/09	3,000,000	3,138,750
Plastipak Holdings Inc
8.500% due 12/15/15 ~	1,000,000	1,025,000
Rhodia SA (France)
7.625% due 06/01/10 †	1,000,000	1,020,000
RMCC Acquisition Co
9.500% due 11/01/12 ~	1,000,000	1,030,000
Silgan Holdings Inc
6.750% due 11/15/13	2,000,000	2,010,000
Sino-Forest Corp (Canada)
9.125% due 08/17/11 ~	3,000,000	3,240,000
Southern Copper Corp
6.375% due 07/27/15	1,000,000	976,628
Texas Industries Inc
7.250% due 07/15/13	1,000,000	1,035,000
Tronox Worldwide LLC
9.500% due 12/01/12 ~	2,000,000	2,110,000
Valmont Industries Inc
6.875% due 05/01/14	1,000,000	1,002,500
Vedanta Resources PLC (United Kingdom)
6.625% due 02/22/10 ~	1,000,000	976,253

		109,504,281

Multi-Industry - 0.60%
J.B. Poindexter & Co Inc
8.750% due 03/15/14	2,000,000	1,600,000
Sequa Corp
8.875% due 04/01/08	3,000,000	3,142,500
9.000% due 08/01/09	500,000	537,500

		5,280,000

Producer Durables - 4.50%
American Tower Corp
7.125% due 10/15/12	2,500,000	2,612,500
7.500% due 05/01/12 †	2,000,000	2,105,000
American Towers Inc
7.250% due 12/01/11	1,500,000	1,571,250
Case New Holland Inc
7.125% due 03/01/14 ~	2,000,000	1,985,000
9.250% due 08/01/11	4,000,000	4,290,000
Desarrolladora Homex SA de CV (Mexico)
7.500% due 09/28/15	2,000,000	1,950,000
Dresser Inc
9.375% due 04/15/11	1,000,000	1,050,000
K. Hovnanian Enterprises Inc
7.500% due 05/15/16	500,000	495,432
Standard Pacific Corp
6.500% due 08/15/10	2,000,000	1,920,000
Terex Corp
7.375% due 01/15/14	4,500,000	4,635,000
9.250% due 07/15/11	2,000,000	2,137,500
10.375% due 04/01/11 †	2,500,000	2,650,000
TransDigm Inc
8.375% due 07/15/11	2,000,000	2,100,000
Vought Aircraft Industries Inc
8.000% due 07/15/11 †	2,000,000	1,890,000
Xerox Corp
6.400% due 03/15/16	3,000,000	2,992,500
6.875% due 08/15/11	3,000,000	3,093,750
7.125% due 06/15/10	1,000,000	1,040,000
7.625% due 06/15/13 †	1,000,000	1,057,500

		39,575,432

Technology - 3.33%
Amkor Technology Inc
9.250% due 02/15/08 †	1,000,000	1,025,000
Avago Technologies Finance (Singapore)
10.125% due 12/01/13 ~	2,000,000	2,157,500
Celestica Inc (Canada)
7.625% due 07/01/13 †	3,000,000	3,022,500
DRS Technologies Inc
6.625% due 02/01/16	2,000,000	2,000,000
7.625% due 02/01/18	1,000,000	1,035,000
IKON Office Solutions Inc
7.750% due 09/15/15	2,000,000	2,075,000
L-3 Communications Corp
6.125% due 07/15/13	2,000,000	1,960,000
6.375% due 10/15/15	1,500,000	1,485,000
7.625% due 06/15/12	2,500,000	2,593,750
Sanmina-SCI Corp
6.750% due 03/01/13 †	3,000,000	2,872,500
8.125% due 03/01/16	2,000,000	2,030,000
STATS ChipPAC Ltd (Singapore)
6.750% due 11/15/11	3,000,000	2,955,000
7.500% due 07/19/10 †	2,000,000	2,042,500
Syniverse Technologies Inc
7.750% due 08/15/13	2,000,000	2,012,500

		29,266,250

Utilities - 15.69%
Allegheny Energy Supply Co LLC
8.250% due 04/15/12 ~	142,000	156,378
AmeriGas Partners LP
7.125% due 05/20/16	1,000,000	1,000,000
7.250% due 05/20/15	2,000,000	2,010,000
Cablevision Systems Corp
8.000% due 04/15/12 †	3,000,000	2,940,000
8.716% due 04/01/09 † §	2,000,000	2,107,500
Centennial Communications Corp
10.000% due 01/01/13	2,000,000	2,087,500
10.250% due 01/01/13 §	2,000,000	2,080,000
Centrais Eletricas Brasileiras SA (Brazil)
7.750% due 11/30/15 ~	2,000,000	2,090,000
Cincinnati Bell Inc
7.000% due 02/15/15	2,000,000	1,990,000
7.250% due 07/15/13	3,000,000	3,097,500
Citizens Communications Co
6.250% due 01/15/13	3,000,000	2,932,500
CMS Energy Corp
6.875% due 12/15/15 †	1,500,000	1,524,375
7.750% due 08/01/10 †	5,000,000	5,262,500
Colorado Interstate Gas Co
6.800% due 11/15/15 ~	2,500,000	2,555,968
Dobson Cellular Systems
8.375% due 11/01/11	1,000,000	1,062,500
9.875% due 11/01/12	1,000,000	1,097,500
Dobson Communications Corp
8.850% due 10/15/12 † §	1,000,000	997,500
Ferrellgas Partners LP
8.750% due 06/15/12	3,500,000	3,561,250
Hawaiian Telcom Communications Inc
9.948% due 05/01/13 † ~ §	6,000,000	6,030,000
Inergy LP
6.875% due 12/15/14	2,000,000	1,910,000

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
Intelsat Ltd (Bermuda)
5.250% due 11/01/08	$1,000,000	$950,000
Intelsat Subsidiary Holding Co Ltd (Bermuda)
8.250% due 01/15/13	4,500,000	4,601,250
9.614% due 01/15/12 §	2,000,000	2,042,500
Kabel Deutschland GmbH (Germany)
10.625% due 07/01/14 ~	3,000,000	3,217,500
Midwest Generation LLC
8.750% due 05/01/34	8,000,000	8,700,000
Mirant North America LLC
7.375% due 12/31/13 ~	3,250,000	3,331,250
MSW Energy Holdings II LLC
7.375% due 09/01/10	2,000,000	2,070,000
Nevada Power Co
5.950% due 03/15/16 ~	3,000,000	2,968,098
6.500% due 04/15/12	500,000	512,122
9.000% due 08/15/13	975,000	1,078,714
New Skies Satellites NV (Netherlands)
9.125% due 11/01/12 †	1,000,000	1,077,500
9.573% due 11/01/11 §	3,000,000	3,105,000
PanAmSat Corp
9.000% due 08/15/14	1,900,000	2,009,250
Philippine Long Distance Telephone Co
(Philippines)
11.375% due 05/15/12 †	1,500,000	1,856,250
Qwest Communications International Inc
7.250% due 02/15/11 †	5,000,000	5,150,000
7.500% due 02/15/14 †	2,000,000	2,070,000
Qwest Corp
7.875% due 09/01/11	6,000,000	6,435,000
8.160% due 06/15/13 §	1,000,000	1,105,000
8.875% due 03/15/12	1,000,000	1,122,500
Rogers Cable Inc (Canada)
6.250% due 06/15/13 †	1,000,000	995,000
6.750% due 03/15/15	1,000,000	1,025,000
7.875% due 05/01/12	2,500,000	2,687,500
Rogers Wireless Inc (Canada)
7.250% due 12/15/12	1,000,000	1,058,750
8.035% due 12/15/10 §	1,000,000	1,037,500
Rural Cellular Corp
8.250% due 03/15/12	1,000,000	1,045,000
9.875% due 02/01/10	2,500,000	2,681,250
10.430% due 11/01/12 † ~ §	2,000,000	2,085,000
Sierra Pacific Resources
6.750% due 08/15/17 ~	1,000,000	1,008,750
8.625% due 03/15/14 †	3,000,000	3,271,275
TECO Energy Inc
7.500% due 06/15/10	3,000,000	3,172,500
The AES Corp
7.750% due 03/01/14 †	5,000,000	5,275,000
8.750% due 06/15/08	1,000,000	1,047,500
8.750% due 05/15/13 ~	4,000,000	4,340,000
8.875% due 02/15/11	1,412,000	1,528,490
9.000% due 05/15/15 ~	1,000,000	1,090,000
TXU Corp
5.550% due 11/15/14 †	2,000,000	1,880,792
VeraSun Energy Corp
9.875% due 12/15/12 ~	1,000,000	1,065,000
Wind Acquisition Finance SA (Luxembourg)
10.750% due 12/01/15 ~	1,500,000	1,627,500

		137,816,712

Total Corporate Bonds & Notes (Cost $801,948,450)		814,747,817

CONVERTIBLE CORPORATE BONDS - 0.11%
Health Care - 0.11%
Omnicare Inc
3.250% due 12/15/35	1,000,000	963,750

Total Convertible Corporate Bonds (Cost $1,000,000)		963,750

BANK LOAN OBLIGATIONS - 0.87%
Consumer Staples - 0.06%
Dunkin’ Brands Term Loan (United Kingdom)
7.060% due 03/01/13 à §	500,000	501,406

Energy - 0.23%
NRG Credit Linked Deposit
6.980% due 02/01/13 à §	371,326	375,910
NRG Term Loan ‘B’
6.820% due 02/01/13 à §	1,628,674	1,650,615

		2,026,525

Materials & Processing - 0.46%
Georgia-Pacific Term Loan ‘B’
6.880% due 12/23/12 à §	952,381	960,230
6.979% due 12/23/12 à §	45,119	45,491
Georgia-Pacific Term Loan ‘C’
7.698% due 12/23/13 à §	222,222	227,329
7.779% due 12/23/13 à §	222,222	227,329
7.880% due 12/23/13 à §	222,222	227,329
7.880% due 12/23/13 à §	111,111	113,665
7.920% due 12/23/13 à §	222,222	227,329
Ineos Holdings Term Loan ‘B2’ (United Kingdom)
7.339% due 12/16/13 à §	1,000,000	1,015,625
Ineos Holdings Term Loan ‘C2’ (United Kingdom)
7.839% due 12/16/14 à §	1,000,000	1,015,625

		4,059,952

Utilities - 0.12%
Astoria Synthetic Term Loan ‘C’
6.940% due 02/23/11 à §	177,665	179,904
Astoria Term Loan ‘B’
6.870% due 02/23/13 à §	2,056	2,082
6.940% due 02/23/13 à §	820,279	830,618

		1,012,604

Total Bank Loan Obligations (Cost $7,497,499)		7,600,487

MORTGAGE-BACKED SECURITY - 0.12%
Collateralized Mortgage Obligation - 0.12%
Global Signal Trust
7.036% due 02/15/36 ~ “	1,000,000	1,011,367

Total Mortgage-Backed Security (Cost $1,000,000)		1,011,367

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
HIGH YIELD BOND PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 0.50%
Republic of Brazil (Brazil)
8.000% due 01/15/18	$1,055,000	$1,145,730
9.250% due 10/22/10	2,000,000	2,263,000
Republic of Indonesia (Indonesia)
6.875% due 03/09/17 ~	1,000,000	987,500

Total Foreign Government Bonds & Notes (Cost $3,842,848)		4,396,230

SHORT-TERM INVESTMENTS - 3.84%
Commercial Paper - 3.84%
Caterpillar Inc
4.750% due 04/07/06	5,000,000	4,996,042
Consolidated Edison Co of NY
4.830% due 04/03/06	9,750,000	9,747,384
Societe Generale North America Inc
4.870% due 04/03/06	10,000,000	9,997,294
United Technologies Corp
4.740% due 04/03/06	4,500,000	4,498,815
Wal-Mart Stores Inc
4.690% due 04/04/06	4,510,000	4,508,237

		33,747,772

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $2,001; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $4,968)	2,000	2,000

Total Short-Term Investments (Cost $33,749,772)		33,749,772

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.29% (Cost $857,123,021)		872,114,548

	Shares
SECURITIES LENDING COLLATERAL - 13.42%
State Street Navigator Securities Lending
Prime Portfolio 4.707% Δ
(Cost $117,897,173)	117,897,173	117,897,173

TOTAL INVESTMENTS - 112.71%
(Cost $975,020,194)		990,011,721

OTHER ASSETS & LIABILITIES, NET - (12.71%)		(111,606,463)

NET ASSETS - 100.00%		$878,405,258

Notes to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b) Restricted securities as of March 31, 2006:

Issuer and	Coupon	Maturity			Value as a %
Acquisition Date(s)	Rate	Date	Cost	Value	of Net Assets
Astoria Synthetic Term Loan ‘C’
02/23/06	6.940%	02/23/11	$177,665	$179,904	0.02%
Astoria Term Loan ‘B’
03/23/06	6.870%	02/23/13	2,056	2,082	0.00%
02/23/06	6.940%	02/23/13	820,279	830,618	0.09%
Dunkin’ Brands Term Loan
02/27/06	7.060%	03/01/13	500,000	501,406	0.06%
Georgia-Pacific Term Loan ‘B’
03/10/06	6.880%	12/23/12	952,381	960,230	0.11%
03/10/06	6.979%	12/23/12	45,119	45,491	0.01%
Georgia-Pacific Term Loan ‘C’
03/10/06	7.698%	12/23/13	222,222	227,329	0.03%
03/10/06	7.779%	12/23/13	222,222	227,329	0.03%
03/10/06	7.880%	12/23/13	222,222	227,329	0.03%
03/10/06	7.880%	12/23/13	111,111	113,665	0.01%
03/17/06	7.920%	12/23/13	222,222	227,329	0.03%
Ineos Holdings Term Loan ‘B2’
01/31/06	7.339%	12/16/13	1,000,000	1,015,625	0.11%
Ineos Holdings Term Loan ‘C2’
01/31/06	7.839%	12/16/14	1,000,000	1,015,625	0.11%
NRG Credit Linked Deposit
01/26/06	6.980%	02/01/13	371,326	375,910	0.04%
NRG Term Loan ‘B’
01/26/06	6.820%	02/01/13	1,628,674	1,650,615	0.19%

			$7,497,499	$7,600,487	0.87%

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 4.67%
Autos & Transportation - 0.22%
General Motors Corp 4.500% †	15,219	$353,233

Consumer Discretionary - 0.06%
The Interpublic Group of Cos Inc 5.250% ~	95	89,062

Financial Services - 1.95%
Citigroup Funding Inc 5.020% † §	6,140	200,041
Conseco Inc 5.500%	3,800	112,860
Fortis Insurance NV 7.750% ~ (Netherlands)	55	72,738
Lehman Brothers Holdings Inc 6.250% †	13,300	352,450
MetLife Inc 6.375% †	3,115	83,575
Platinum Underwriters Holdings Ltd 6.000% (Bermuda)	7,500	220,500
The Chubb Corp 7.000% †	3,900	132,600
The Hartford Financial Services Group Inc 6.000% †	6,829	485,883
The Hartford Financial Services Group Inc 7.000%	2,820	203,181
The PMI Group Inc 5.875% †	8,920	235,934
UnumProvident Corp 8.250%	3,900	152,139
XL Capital Ltd 6.500% † (Cayman)	36,148	801,763
XL Capital Ltd 7.000% (Cayman)	2,600	64,714

		3,118,378

Integrated Oils - 0.31%
Amerada Hess Corp 7.000%	4,160	498,160

Materials & Processing - 0.82%
Hercules Inc 6.500% *	196	157,780
Huntsman Corp 5.000% †	26,876	1,156,206

		1,313,986

Producer Durables - 1.31%
Xerox Corp 6.250%	16,800	2,104,536

Total Convertible Preferred Stocks (Cost $7,211,841)		7,477,355

COMMON STOCKS - 95.06%
Autos & Transportation - 1.29%
Norfolk Southern Corp	38,100	2,060,067

Consumer Discretionary - 5.17%
Cendant Corp	65,350	1,133,822
Foot Locker Inc	20,300	484,764
McDonald’s Corp	38,880	1,335,917
Office Depot Inc *	32,200	1,199,128
R.R. Donnelley & Sons Co	31,350	1,025,772
The Walt Disney Co	57,940	1,615,947
Waste Management Inc	6,060	213,918
Whirlpool Corp	13,780	1,260,457

		8,269,725

Consumer Staples - 4.73%
Altria Group Inc	33,450	2,370,267
Coca-Cola Enterprises Inc	41,200	838,008
General Mills Inc	35,900	1,819,412
SUPERVALU Inc	62,100	1,913,922
The Coca-Cola Co	3,200	133,984
The Procter & Gamble Co	8,600	495,532

		7,571,125

Energy - 1.03%
Pride International Inc *	19,600	611,128
Valero Energy Corp	17,400	1,040,172

		1,651,300

Financial Services - 32.24%
ACE Ltd (Cayman)	66,533	3,460,381
Allied Capital Corp †	16,491	504,625
American International Group Inc	33,600	2,220,624
AXIS Capital Holdings Ltd (Bermuda)	39,888	1,192,651
Bank of America Corp	183,550	8,358,867
Berkshire Hathaway Inc ‘B’ *	120	361,440
Capital One Financial Corp	35,630	2,868,928
CIGNA Corp	8,800	1,149,456
Citigroup Inc	149,816	7,077,308
Countrywide Financial Corp	17,270	633,809
Endurance Specialty Holdings Ltd (Bermuda)	8,700	283,185
Everest Re Group Ltd (Bermuda)	16,700	1,559,279
Fannie Mae	16,400	842,960
Fidelity National Title Group Inc ‘A’ †	9,000	204,930
Freddie Mac	61,260	3,736,860
Genworth Financial Inc ‘A’	13,350	446,290
Morgan Stanley	45,810	2,877,784
Radian Group Inc	2,300	138,575
The Chubb Corp	13,578	1,295,884
The Goldman Sachs Group Inc	300	47,088
The PMI Group Inc †	23,100	1,060,752
U.S. Bancorp	206,150	6,287,575
Wachovia Corp	53,740	3,012,127
Washington Mutual Inc †	25,664	1,093,800
Willis Group Holdings Ltd (Bermuda)	25,600	877,056

		51,592,234

Health Care - 6.83%
Baxter International Inc	12,500	485,125
Becton Dickinson & Co	10,780	663,832
Bristol-Myers Squibb Co	2,770	68,170
Cardinal Health Inc	16,200	1,207,224
Johnson & Johnson	43,000	2,546,460
Pfizer Inc	128,950	3,213,434
Wyeth	56,780	2,754,966

		10,939,211

Integrated Oils - 12.41%
Amerada Hess Corp	4,500	640,800
Chevron Corp	126,300	7,321,611
Exxon Mobil Corp	113,900	6,931,954
Marathon Oil Corp	36,509	2,780,891
Occidental Petroleum Corp	23,610	2,187,466

		19,862,722

Materials & Processing - 5.45%
Alcoa Inc	31,690	968,446
E.I. du Pont de Nemours & Co	3,930	165,885
Freeport-McMoRan Copper & Gold Inc ‘B’	5,830	348,459
Huntsman Corp *	16,300	314,590
Masco Corp	114,940	3,734,401
PPG Industries Inc	12,820	812,147
The Dow Chemical Co	7,980	323,988
The Sherwin-Williams Co	41,560	2,054,726

		8,722,642

Multi-Industry - 4.86%
General Electric Co	52,360	1,821,081
Honeywell International Inc	44,510	1,903,693

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
EQUITY INCOME PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
Textron Inc	2,800	$261,492
Tyco International Ltd (Bermuda)	140,902	3,787,446

		7,773,712

Producer Durables - 5.25%
Ingersoll-Rand Co Ltd ‘A’ (Bermuda)	39,410	1,646,944
Lennar Corp ‘A’	5,000	301,900
Lockheed Martin Corp	50,240	3,774,531
Parker-Hannifin Corp	18,330	1,477,581
The Boeing Co	15,430	1,202,460

		8,403,416

Technology - 7.26%
Avnet Inc *	27,600	700,488
Hewlett-Packard Co	101,920	3,353,168
Intel Corp	84,700	1,638,945
International Business Machines Corp	23,620	1,947,941
Microsoft Corp	40,640	1,105,814
Oracle Corp *	129,060	1,766,831
PerkinElmer Inc	38,700	908,289
Symantec Corp *	11,400	191,862

		11,613,338

Utilities - 8.54%
Comcast Corp ‘A’ *	58,300	1,525,128
Dominion Resources Inc	9,900	683,397
DPL Inc †	15,300	413,100
Energy East Corp	11,150	270,945
Entergy Corp	21,440	1,478,074
Exelon Corp	23,500	1,243,150
ONEOK Inc	6,600	212,850
PG&E Corp	29,400	1,143,660
Public Service Enterprise Group Inc	27,070	1,733,563
Sempra Energy	1,220	56,681
Sprint Nextel Corp	91,320	2,359,709
Verizon Communications Inc	56,530	1,925,412
Westar Energy Inc †	10,470	217,881
Wisconsin Energy Corp	10,200	407,898

		13,671,448

Total Common Stocks (Cost $137,028,411)		152,130,940

	Principal
	Amount
SHORT-TERM INVESTMENT - 0.33%
Repurchase Agreement - 0.33%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $523,170; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $536,514)	$523,000	523,000

Total Short-Term Investment (Cost $523,000)		523,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.06% (Cost $144,763,252)		160,131,295

	Shares
SECURITIES LENDING COLLATERAL - 4.13%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $6,611,358)	6,611,358	6,611,358

TOTAL INVESTMENTS - 104.19% (Cost $151,374,610)		166,742,653

OTHER ASSETS & LIABILITIES, NET - (4.19%)		(6,708,477)

NET ASSETS - 100.00%		$160,034,176

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.23%
Consumer Discretionary - 14.47%
EchoStar Communications Corp ‘A’ *	668,300	$19,962,121
J.C. Penney Co Inc	385,600	23,294,096
Kimberly-Clark Corp	545,100	31,506,780
Liberty Global Inc ‘A’ *	272,700	5,582,169
Liberty Global Inc ‘C’ *	164,000	3,239,000
Liberty Media Corp ‘A’ *	2,712,100	22,266,341
McDonald’s Corp	1,073,600	36,888,896
Newell Rubbermaid Inc †	896,200	22,575,278
News Corp ‘B’ †	2,657,300	46,662,188
Target Corp	360,100	18,728,801
Time Warner Inc	1,911,400	32,092,406
Wal-Mart Stores Inc	770,500	36,398,420

		299,196,496

Consumer Staples - 6.69%
Altria Group Inc	891,900	63,200,034
Sara Lee Corp	1,105,600	19,768,128
The Kroger Co *	2,726,100	55,503,396

		138,471,558

Energy - 0.79%
Halliburton Co	223,000	16,283,460

Financial Services - 27.99%
Aflac Inc	436,200	19,685,706
American Express Co	781,000	41,041,550
American International Group Inc	736,300	48,662,067
Bank of America Corp	1,205,100	54,880,254
Capital One Financial Corp	557,200	44,865,744
Freddie Mac	517,400	31,561,400
Golden West Financial Corp †	494,500	33,576,550
JPMorgan Chase & Co	1,046,600	43,580,424
Loews Corp	368,500	37,292,200
Merrill Lynch & Co Inc	706,600	55,651,816
The Chubb Corp	319,500	30,493,080
The Goldman Sachs Group Inc	207,500	32,569,200
The St. Paul Travelers Cos Inc	627,400	26,219,046
Wachovia Corp	610,500	34,218,525
Wells Fargo & Co	696,300	44,472,681

		578,770,243

Health Care - 10.40%
Abbott Laboratories	611,500	25,970,405
Johnson & Johnson	374,500	22,177,890
Novartis AG ADR (Switzerland)	565,200	31,334,688
Pfizer Inc	1,206,700	30,070,964
Sanofi-Aventis ADR (France)	694,100	32,935,045
UnitedHealth Group Inc	647,800	36,186,108
WellPoint Inc *	469,900	36,384,357

		215,059,457

Integrated Oils - 8.46%
GlobalSantaFe Corp (Cayman)	544,200	33,060,150
Marathon Oil Corp	534,700	40,728,099
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	330,000	20,545,800
Suncor Energy Inc (Canada)	308,300	23,745,266
Total SA ADR † (France)	431,100	56,788,803

		174,868,118

Materials & Processing - 4.86%
Air Products & Chemicals Inc	323,000	21,702,370
Avery Dennison Corp	398,000	23,275,040
E.I. du Pont de Nemours & Co	784,000	33,092,640
Masco Corp	693,400	22,528,566

		100,598,616

Multi-Industry - 1.77%
Textron Inc	391,900	36,599,541

Producer Durables - 4.83%
Parker-Hannifin Corp	255,800	20,620,038
The Boeing Co	615,700	47,981,501
United Technologies Corp	538,400	31,211,048

		99,812,587

Technology - 4.92%
International Business Machines Corp	260,100	21,450,447
Microsoft Corp	763,100	20,763,951
Nokia OYJ ADR † (Finland)	1,537,300	31,852,856
Raytheon Co	602,700	27,627,768

		101,695,022

Utilities - 10.05%
Alltel Corp	625,300	40,488,175
AT&T Inc	1,537,251	41,567,267
Sempra Energy	1,068,500	49,642,510
SES GLOBAL SA FDR (Luxembourg)	501,900	7,992,154
Sprint Nextel Corp	2,640,919	68,241,347

		207,931,453

Total Common Stocks (Cost $1,753,531,777)		1,969,286,551

	Principal
	Amount
SHORT-TERM INVESTMENTS - 4.38%
Repurchase Agreements - 4.38%
Bank of America Corp 4.750% due 04/04/06 (Dated 03/28/06, repurchase price of $48,044,333; collateralized by Freddie Mac (U.S. Govt Agency Issue): 5.395% due 02/28/11 and market value $48,965,436)	$48,000,000	48,000,000
The Goldman Sachs Group Inc 4.780% due 04/03/06 (Dated 03/31/06, repurchase price of $42,541,939; collateralized by Federal Home Loan Bank: 4.250% due 04/16/07 and market value $43,388,947)	42,525,000	42,525,000

		90,525,000

Total Short-Term Investments (Cost $90,525,000)		90,525,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.61% (Cost $1,844,056,777)		2,059,811,551

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
LARGE-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 7.06%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $146,059,184)	146,059,184	$146,059,184

TOTAL INVESTMENTS - 106.67% (Cost $1,990,115,961)		2,205,870,735

OTHER ASSETS & LIABILITIES, NET - (6.67%)		(137,976,053)

NET ASSETS - 100.00%		$2,067,894,682

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 91.04%
Autos & Transportation - 0.59%
Southwest Airlines Co †	330,700	$5,949,293

Consumer Discretionary - 13.39%
CBS Corp ‘B’	203,700	4,884,726
Clear Channel Communications Inc †	731,100	21,209,211
Federated Department Stores Inc	96,900	7,073,700
Gannett Co Inc	58,800	3,523,296
Kimberly-Clark Corp	291,700	16,860,260
Liberty Media Corp ‘A’ *	1,332,500	10,939,825
News Corp ‘B’ †	369,400	6,486,664
The Walt Disney Co	597,800	16,672,642
Time Warner Inc	887,600	14,902,804
Tribune Co †	54,900	1,505,907
Viacom Inc ‘B’ *	274,500	10,650,600
Wal-Mart Stores Inc	415,300	19,618,772

		134,328,407

Consumer Staples - 7.03%
Altria Group Inc	221,900	15,723,834
Anheuser-Busch Cos Inc	117,800	5,038,306
Kraft Foods Inc ‘A’ †	423,300	12,830,223
The Coca-Cola Co	364,300	15,253,241
Unilever NV ‘NY’ (Netherlands)	312,700	21,645,094

		70,490,698

Financial Services - 25.68%
Aflac Inc	65,300	2,946,989
Ambac Financial Group Inc †	65,600	5,221,760
American International Group Inc	113,300	7,487,997
Bank of America Corp	665,700	30,315,978
Berkshire Hathaway Inc ‘B’ *	2,113	6,364,356
Citigroup Inc	661,600	31,253,984
Fannie Mae	70,400	3,618,560
First Data Corp	106,800	5,000,376
Freddie Mac	604,600	36,880,600
Genworth Financial Inc ‘A’	90,500	3,025,415
JPMorgan Chase & Co	223,900	9,323,196
Merrill Lynch & Co Inc	118,800	9,356,688
MetLife Inc	98,100	4,745,097
SunTrust Banks Inc	53,400	3,885,384
The Bank of New York Co Inc	261,400	9,420,856
The Chubb Corp	168,670	16,097,865
The Hartford Financial Services Group Inc	17,100	1,377,405
The PNC Financial Services Group Inc †	188,300	12,674,473
The St. Paul Travelers Cos Inc	181,100	7,568,169
Torchmark Corp †	119,700	6,834,870
U.S. Bancorp	117,300	3,577,650
Wachovia Corp	311,100	17,437,155
Wells Fargo & Co	361,900	23,114,553

		257,529,376

Health Care - 16.21%
Abbott Laboratories	152,500	6,476,675
Boston Scientific Corp *	308,600	7,113,230
Bristol-Myers Squibb Co	1,289,700	31,739,517
Cardinal Health Inc	77,600	5,782,752
GlaxoSmithKline PLC ADR † (United Kingdom)	861,500	45,065,065
Pfizer Inc	578,900	14,426,188
Roche Holding AG ADR (Switzerland)	183,400	13,619,742
Sanofi-Aventis ADR (France)	217,900	10,339,355
Schering-Plough Corp	764,500	14,517,855
Wyeth †	278,900	13,532,228

		162,612,607

Integrated Oils - 0.89%
Total SA ADR (France)	67,300	8,865,429

Materials & Processing - 9.18%
Alcoa Inc	785,900	24,017,104
E.I. du Pont de Nemours & Co	456,500	19,268,865
International Paper Co †	1,141,817	39,472,614
Rohm & Haas Co	131,800	6,441,066
The Dow Chemical Co	71,600	2,906,960

		92,106,609

Multi-Industry - 0.52%
General Electric Co	148,700	5,171,786

Producer Durables - 0.45%
Cognex Corp †	55,100	1,633,164
Credence Systems Corp * †	122,900	902,086
Lexmark International Inc ‘A’ *	36,000	1,633,680
Novellus Systems Inc *	14,800	355,200

		4,524,130

Technology - 4.29%
Affiliated Computer Services Inc ‘A’ *	54,534	3,253,498
Cisco Systems Inc *	320,600	6,947,402
Dell Inc *	305,200	9,082,752
Flextronics International Ltd * (Singapore)	143,400	1,484,190
Hewlett-Packard Co	106,900	3,517,010
Intel Corp	413,800	8,007,030
International Business Machines Corp	48,800	4,024,536
Microsoft Corp	128,000	3,482,880
Nokia OYJ ADR (Finland)	78,700	1,630,664
Telefonaktiebolaget LM Ericsson ADR † (Sweden)	41,800	1,576,696

		43,006,658

Utilities - 12.81%
American Electric Power Co Inc	177,000	6,021,540
AT&T Inc	1,540,600	41,657,824
Comcast Corp ‘A’ *	512,400	13,404,384
Dominion Resources Inc	20,100	1,387,503
FirstEnergy Corp	79,400	3,882,660
Sprint Nextel Corp	989,500	25,568,680
Verizon Communications Inc	1,073,500	36,563,410

		128,486,001

Total Common Stocks (Cost $855,699,628)		913,070,994

	Principal
	Amount
CORPORATE BONDS - 0.00%
Consumer Discretionary - 0.00%
Ames Department Stores Inc 10.000% due 04/15/06 + ¤	$125,000	—

Total Corporate Bonds (Cost $60,245)		—

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
COMSTOCK PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 9.68%
U.S. Government Agency Issue - 9.68%
Fannie Mae 4.650% due 04/03/06	$97,100,000	$97,074,916

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $28,009; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $29,806)	28,000	28,000

Total Short-Term Investments (Cost $97,102,916)		97,102,916

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.72% (Cost $952,862,789)		1,010,173,910

	Shares
SECURITIES LENDING COLLATERAL - 4.26%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $42,707,218)	42,707,218	42,707,218

TOTAL INVESTMENTS - 104.98% (Cost $995,570,007)		1,052,881,128

OTHER ASSETS & LIABILITIES, NET - (4.98%)		(49,917,661)

NET ASSETS - 100.00%		$1,002,963,467

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.18%
Autos & Transportation - 5.53%
C.H. Robinson Worldwide Inc	170,900	$8,389,481
Expeditors International of Washington Inc	98,400	8,500,776

		16,890,257

Consumer Discretionary - 41.62%
Abercrombie & Fitch Co ‘A’	66,800	3,894,440
Activision Inc *	482,877	6,658,877
Amazon.com Inc * †	116,500	4,253,415
American Eagle Outfitters Inc	173,600	5,183,696
Apollo Group Inc ‘A’ *	113,600	5,965,136
AutoZone Inc *	92,100	9,181,449
Choice Hotels International Inc †	88,040	4,030,471
ChoicePoint Inc *	64,100	2,868,475
Expedia Inc *	176,299	3,573,581
Getty Images Inc * †	107,068	8,017,252
International Game Technology	122,880	4,327,834
Iron Mountain Inc *	168,841	6,878,582
ITT Educational Services Inc *	71,900	4,605,195
Lamar Advertising Co ‘A’ * †	86,573	4,555,471
Monster Worldwide Inc *	190,600	9,503,316
NetEase.com Inc ADR * † (Cayman)	160,400	3,936,216
Outback Steakhouse Inc †	64,100	2,820,400
P.F. Chang’s China Bistro Inc * †	78,260	3,857,435
Station Casinos Inc	112,900	8,960,873
The Cheesecake Factory Inc *	78,750	2,949,188
The Corporate Executive Board Co	122,500	12,360,250
Weight Watchers International Inc	60,100	3,089,140
Wendy’s International Inc	91,600	5,684,696

		127,155,388

Consumer Staples - 1.54%
Loews Corp-Carolina Group †	99,500	4,703,365

Energy - 1.75%
Southwestern Energy Co *	166,034	5,344,634

Financial Services - 13.81%
Brookfield Asset Management Inc ‘A’ (Canada)	116,100	6,392,466
Brown & Brown Inc †	95,900	3,183,880
Calamos Asset Management Inc ‘A’ †	172,991	6,469,863
CB Richard Ellis Group Inc ‘A’ *	56,800	4,583,760
CheckFree Corp *	58,800	2,969,400
Chicago Mercantile Exchange Holdings Inc	13,980	6,256,050
Global Payments Inc	56,100	2,973,861
Janus Capital Group Inc	133,600	3,095,512
TD Ameritrade Holding Corp	150,700	3,145,109
White Mountains Insurance Group Ltd † (Bermuda)	5,285	3,141,932

		42,211,833

Health Care - 8.33%
Dade Behring Holdings Inc	165,100	5,895,721
DaVita Inc *	50,200	3,022,542
Gen-Probe Inc * †	111,014	6,119,092
Stericycle Inc *	107,154	7,245,753
Techne Corp * †	52,800	3,175,392

		25,458,500

Integrated Oils - 5.86%
Ultra Petroleum Corp * (Canada)	287,160	17,892,940

Materials & Processing - 2.43%
Florida Rock Industries Inc	78,900	4,435,758
The St. Joe Co †	47,669	2,995,520

		7,431,278

Producer Durables - 7.12%
Crown Castle International Corp *	244,378	6,928,116
Desarrolladora Homex SA de CV ADR * † (Mexico)	118,950	4,202,504
NVR Inc * †	5,742	4,243,051
Pentair Inc †	156,300	6,369,225

		21,742,896

Technology - 6.42%
Akamai Technologies Inc * †	111,400	3,663,946
Marvell Technology Group Ltd * (Bermuda)	50,200	2,715,820
Red Hat Inc * †	179,000	5,008,420
salesforce.com inc * †	132,200	4,802,826
Tessera Technologies Inc * †	106,800	3,426,144

		19,617,156

Utilities - 4.77%
NII Holdings Inc *	201,040	11,855,329
Questar Corp	38,700	2,710,935

		14,566,264

Total Common Stocks (Cost $233,612,916)		303,014,511

	Principal
	Amount
SHORT-TERM INVESTMENTS - 1.10%
U.S. Government Agency Issue - 1.10%
Fannie Mae 4.650% due 04/03/06	$3,350,000	3,349,135

Repurchase Agreement - 0.00%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $6,002; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $9,935)	6,000	6,000

Total Short-Term Investments (Cost $3,355,135)		3,355,135

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 100.28% (Cost $236,968,051)		306,369,646

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
MID-CAP GROWTH PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Shares	Value
SECURITIES LENDING COLLATERAL - 17.09%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $52,228,302)	52,228,302	$52,228,302

TOTAL INVESTMENTS - 117.37% (Cost $289,196,353)		358,597,948

OTHER ASSETS & LIABILITIES, NET - (17.37%)		(53,069,875)

NET ASSETS - 100.00%		$305,528,073

Note to Schedule of Investments

(a) Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
REAL ESTATE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.98%
Consumer Discretionary - 9.60%
Four Seasons Hotels Inc (Canada)	113,490	$5,753,943
Hilton Hotels Corp	1,432,332	36,467,173
Morgans Hotel Group Co * †	551,100	9,732,426
Starwood Hotels & Resorts Worldwide Inc	639,753	43,330,471

		95,284,013

Financial Services - 84.80%
Acadia Realty Trust †	174,260	4,103,823
AMB Property Corp	393,580	21,359,587
American Campus Communities Inc †	124,300	3,220,613
Archstone-Smith Trust	817,180	39,853,869
Arden Realty Inc	302,055	13,631,742
AvalonBay Communities Inc †	481,220	52,501,102
Boston Properties Inc †	520,240	48,512,380
Brandywine Realty Trust †	282,353	8,967,531
BRE Properties Inc ‘A’ †	86,425	4,839,800
Brookfield Properties Corp (Canada)	1,350,885	46,132,723
Cedar Shopping Centers Inc †	89,900	1,424,016
CentraCore Properties Trust †	130,165	3,260,633
Cogdell Spencer Inc	108,910	2,321,961
Developers Diversified Realty Corp †	19,060	1,043,535
Equity Lifestyle Properties Inc †	275,165	13,689,459
Equity Office Properties Trust †	1,053,400	35,373,172
Equity Residential	868,633	40,643,338
Essex Property Trust Inc †	223,505	24,301,699
Federal Realty Investment Trust †	395,560	29,746,112
General Growth Properties Inc	209,980	10,261,723
Health Care Property Investors Inc †	248,900	7,068,760
Hersha Hospitality Trust †	56,960	557,638
Host Marriott Corp †	2,365,275	50,616,885
Legacy Hotels REIT (Canada)	977,200	6,986,873
Liberty Property Trust †	109,300	5,154,588
LTC Properties Inc †	67,700	1,574,702
Mack-Cali Realty Corp †	438,870	21,065,760
MeriStar Hospitality Corp * †	982,305	10,196,326
Parkway Properties Inc †	77,635	3,391,097
Post Properties Inc †	339,690	15,116,205
ProLogis †	269,835	14,436,172
PS Business Parks Inc †	40,495	2,264,480
Public Storage Inc †	402,689	32,710,427
Ramco-Gershenson Properties Trust †	26,500	802,155
Reckson Associates Realty Corp †	230,085	10,542,495
Regency Centers Corp †	546,470	36,717,319
Republic Property Trust	210,800	2,481,116
Senior Housing Properties Trust †	883,550	15,992,255
Shurgard Storage Centers Inc ‘A’ †	231,374	15,416,450
Simon Property Group Inc †	1,027,840	86,482,458
SL Green Realty Corp	199,210	20,219,815
Spirit Finance Corp †	62,930	767,746
Taubman Centers Inc †	225,310	9,388,668
The Macerich Co	375,210	27,746,780
Trizec Properties Inc †	592,240	15,238,335
United Dominion Realty Trust Inc †	65,040	1,856,242
Universal Health Realty Income Trust †	49,050	1,791,796
Vornado Realty Trust †	197,510	18,960,960
Windrose Medical Properties Trust	41,640	627,931

		841,361,252

Health Care - 0.29%
Sunrise Senior Living REIT (Canada)	270,500	2,886,012

Materials & Processing - 1.29%
Forest City Enterprises Inc ‘A’	271,020	12,778,593

Total Common Stocks (Cost $582,164,149)		952,309,870

	Principal
	Amount
SHORT-TERM INVESTMENT - 3.87%
Repurchase Agreement - 3.87%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $38,475,500; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $39,235,053)	$38,463,000	38,463,000

Total Short-Term Investment (Cost $38,463,000)		38,463,000

TOTAL INVESTMENTS BEFORE
SECURITIES LENDING COLLATERAL - 99.85% (Cost $620,627,149)		990,772,870

	Shares
SECURITIES LENDING COLLATERAL - 9.99%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $99,112,157)	99,112,157	99,112,157

TOTAL INVESTMENTS - 109.84% (Cost $719,739,306)		1,089,885,027

OTHER ASSETS & LIABILITIES, NET - (9.84%)		(97,659,856)

NET ASSETS - 100.00%		$992,225,171

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments
March 31, 2006 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.69%
Autos & Transportation - 3.72%
Arlington Tankers Ltd † (Bermuda)	60,475	$1,390,925
Genesee & Wyoming Inc ‘A’ * †	26,800	822,224
Landstar System Inc	23,950	1,056,674

		3,269,823

Consumer Discretionary - 17.99%
Aaron Rents Inc †	31,750	862,648
AMERCO * †	16,375	1,620,634
Consolidated Graphics Inc *	14,675	764,861
Dollar Thrifty Automotive Group Inc * †	38,075	1,728,605
K2 Inc * †	56,175	704,996
Monro Muffler Brake Inc	17,325	643,450
Regis Corp	31,675	1,092,154
Sonic Corp * †	30,500	1,071,465
Strayer Education Inc †	11,150	1,140,199
Team Inc *	21,075	700,954
Triarc Cos Inc ‘B’ †	81,925	1,432,049
United Auto Group Inc †	25,275	1,086,825
Waste Connections Inc * †	47,750	1,900,928
WESCO International Inc *	15,825	1,076,258

		15,826,026

Energy - 5.00%
Petrohawk Energy Corp * †	42,125	577,113
Southwestern Energy Co *	32,150	1,034,908
Universal Compression Holdings Inc * †	55,075	2,790,650

		4,402,671

Financial Services - 21.07%
ACE Cash Express Inc * †	38,700	963,243
Ashford Hospitality Trust Inc	66,700	827,080
BankAtlantic Bancorp Inc ‘A’ †	44,400	638,916
BKF Capital Group Inc †	8,275	107,575
CB Richard Ellis Group Inc ‘A’ *	12,650	1,020,855
City Holding Co †	12,100	445,159
Financial Federal Corp †	29,262	857,377
HCC Insurance Holdings Inc †	54,699	1,903,525
Healthcare Realty Trust Inc	31,750	1,186,815
Highland Hospitality Corp †	83,000	1,054,930
Hilb Rogal & Hobbs Co †	31,750	1,308,735
MB Financial Inc †	31,050	1,099,170
McGrath RentCorp †	45,100	1,355,706
MFA Mortgage Investments Inc	135,675	861,536
PrivateBancorp Inc †	6,475	268,648
Raymond James Financial Inc	45,158	1,334,856
Redwood Trust Inc †	15,925	689,871
Republic Bancorp Inc MI †	103,597	1,247,308
UCBH Holdings Inc †	72,100	1,364,132

		18,535,437

Health Care - 10.42%
Amedisys Inc * †	12,475	433,506
Healthcare Services Group Inc †	54,775	1,169,994
HealthSouth Corp * †	173,675	866,638
Invacare Corp †	33,225	1,031,968
LHC Group Inc * †	53,425	854,800
Medical Action Industries Inc *	19,025	456,410
Pediatrix Medical Group Inc * †	20,050	2,057,932
Serologicals Corp * †	44,225	1,081,744
Triad Hospitals Inc *	29,025	1,216,148

		9,169,140

Integrated Oils - 1.20%
GMX Resources Inc * †	20,050	750,872
Gulfport Energy Corp * †	20,025	302,778

		1,053,650

Materials & Processing - 11.36%
Birch Mountain Resources Ltd * † (Canada)	117,250	865,305
Century Aluminum Co * †	39,475	1,675,714
Corn Products International Inc †	54,150	1,601,216
Cytec Industries Inc †	11,925	715,619
Dycom Industries Inc * †	40,975	870,719
Gibraltar Industries Inc †	48,725	1,435,438
Jacuzzi Brands Inc * †	108,125	1,062,869
U.S. Concrete Inc * †	26,300	380,298
Watsco Inc †	19,500	1,385,475

		9,992,653

Producer Durables - 9.31%
Alliant Techsystems Inc *	20,450	1,578,126
ATMI Inc * †	23,025	695,355
Briggs & Stratton Corp	39,700	1,404,189
Esterline Technologies Corp * †	33,625	1,437,469
Moog Inc ‘A’ * †	36,400	1,291,836
Nordson Corp †	35,725	1,781,248

		8,188,223

Technology - 8.16%
DRS Technologies Inc †	22,925	1,257,895
EDO Corp †	43,600	1,345,060
F5 Networks Inc *	8,200	594,418
International DisplayWorks Inc * †	66,700	436,885
NETGEAR Inc * †	15,525	295,130
Synaptics Inc * †	9,750	214,402
Tekelec * †	67,400	932,142
The Reynolds & Reynolds Co ‘A’ †	32,225	915,190
Tyler Technologies Inc * †	65,700	722,700
Vignette Corp * †	31,450	463,888

		7,177,710

Utilities - 2.46%
Pike Electric Corp * †	68,725	1,443,912
Westar Energy Inc †	34,475	717,425

		2,161,337

Total Common Stocks (Cost $69,248,600)		79,776,670

EXCHANGE TRADED FUND - 4.37%
iShares Russell 2000 Value Index Fund †	51,500	3,844,475

Total Exchange Traded Fund (Cost $3,649,838)		3,844,475

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
VN SMALL-CAP VALUE PORTFOLIO
Schedule of Investments (Continued)
March 31, 2006 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENT - 4.63%
Repurchase Agreement - 4.63%
State Street Bank and Trust Co 3.900% due 04/03/06 (Dated 03/31/06, repurchase price of $4,071,323; collateralized by U.S. Treasury Notes: 3.625% due 06/30/07 and market value $4,153,014)	$4,070,000	$4,070,000

Total Short-Term Investment (Cost $4,070,000)		4,070,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING COLLATERAL - 99.69% (Cost $76,968,438)		87,691,145

	Shares
SECURITIES LENDING COLLATERAL - 26.34%
State Street Navigator Securities Lending Prime Portfolio 4.707% Δ (Cost $23,172,236)	23,172,236	23,172,236

TOTAL INVESTMENTS - 126.03% (Cost $100,140,674)		110,863,381

OTHER ASSETS & LIABILITIES, NET - (26.03%)		(22,896,703)

NET ASSETS - 100.00%		$87,966,678

See explanation of symbols and terms, if any, on page 105

PACIFIC SELECT FUND
Explanation of Symbols and Terms
Schedule of Investments
March 31, 2006 (Unaudited)

Explanation of Symbols for Schedules of Investments

*	Non-income producing securities.
†	Securities (or a portion of securities) on loan as of March 31, 2006.
‡	Securities were fully/partially segregated with the custodian/broker to cover margin requirements for open futures contracts as of March 31, 2006.
+	Securities were fair valued under procedures established by the Fund’s Board of Trustees.
Δ	Rate shown reflects 7-day yield as of March 31, 2006.
~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities may be sold to “qualified institutional buyers” in transactions exempt from registration pursuant to Rule 144A of the 1933 Act.
à	Restricted Securities. These securities are not registered, and may not be sold to the public. There are legal and/or contractual restrictions on resale. The fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees.
#	Securities purchased on a when-issued or delayed-delivery basis.
”	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Securities with their principal amount adjusted for inflation.
§	Variable rate securities. The rate listed is as of March 31, 2006.
¤	Securities were in default.
±	Securities are grouped by coupon rate and represent a range of maturities.
⌂	A portion of this security is subject to call/put options written.
☐	Securities were fully/partially segregated with the custodian/broker as collateral for swap contracts as of March 31, 2006.
Ω	Securities were fully/partially segregated with the custodian/broker as collateral for securities purchased on a when-issued or delayed-delivery basis as of March 31, 2006.

Explanation of Terms for Schedules of Investments

Currency Abbreviations:

CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
EUR	Eurodollar
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
SKK	Slovakian Koruna
TWD	Taiwan Dollar

Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
HSI	Hong Kong Stock Exchange
IO	Interest Only
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
NYSE	New York Stock Exchange
OTC	Over the Counter
PO	Principal Only
TSE	Toronto Stock Exchange

PACIFIC SELECT FUND
FEDERAL INCOME TAX INFORMATION
March 31, 2006 (Unaudited)
     The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments securities for Federal income tax purposes as of March 31, 2006, are presented in the table below:

				Net Unrealized
	Total Cost on Tax	Gross Unrealized	Gross Unrealized	Appreciation
Portfolios	Basis	Appreciation	Depreciation	(Depreciation)

Aggressive Growth	$77,836,375	$11,412,123	($674,442)	$10,737,681
Financial Services	78,351,890	12,356,740	(3,181,262)	9,175,478
Diversified Research	1,149,080,291	199,191,937	(18,990,119)	180,201,818
Equity	302,075,015	30,514,747	(4,905,660)	25,609,087
American Fund Growth-Income	852,329,491	76,410,202	—	76,410,202
American Fund Growth	1,068,670,910	174,067,539	—	174,067,539
Technology	168,324,441	19,125,488	(2,340,595)	16,784,893
Short Duration Bond	1,812,671,235	1,265,357	(16,728,046)	(15,462,689)
Concentrated Growth	47,260,704	2,416,532	(1,198,213)	1,218,319
Growth LT	1,408,479,122	288,643,973	(8,006,780)	280,637,193
Focused 30	198,402,259	47,621,414	(2,050,405)	45,571,009
Health Sciences	182,910,708	31,598,798	(2,155,050)	29,443,748
Mid-Cap Value	3,175,908,981	281,573,844	(57,997,906)	223,575,938
International Value	2,216,246,309	519,439,686	(3,083,869)	516,355,817
Large-Cap Growth	1,273,422,887	84,555,501	(41,209,365)	43,346,136
Capital Opportunities	97,732,698	2,594,125	(2,307,104)	287,021
International Large-Cap	3,503,317,319	655,356,713	(11,728,054)	643,628,659
Equity Index	2,281,674,446	431,660,298	(269,345,194)	162,315,104
Small-Cap Index	1,618,658,461	418,116,691	(79,035,967)	339,080,724
Fasciano Small Equity	762,726,209	98,362,853	(11,381,603)	86,981,250
Small-Cap Value	622,111,196	122,141,360	(21,055,914)	101,085,446
Multi-Strategy	614,683,480	58,462,216	(14,045,200)	44,417,016
Main Street Core	2,106,470,191	197,824,157	(39,096,612)	158,727,545
Emerging Markets	1,228,629,030	362,582,871	(20,361,946)	342,220,925
Managed Bond	4,396,089,112	23,302,892	(68,475,293)	(45,172,401)
Inflation Managed	6,027,803,115	—	(80,461,899)	(80,461,899)
Money Market	955,361,392	—	—	—
High Yield Bond	975,970,899	23,713,636	(9,672,814)	14,040,822
Equity Income	152,167,140	16,905,852	(2,330,339)	14,575,513
Large-Cap Value	1,996,001,786	222,551,496	(12,682,547)	209,868,949
Comstock	995,962,600	75,841,540	(18,923,012)	56,918,528
Mid Cap Growth	289,399,812	72,475,056	(3,276,920)	69,198,136
Real Estate	720,626,859	370,342,171	(1,084,003)	369,258,168
VN Small Cap Value	100,237,902	11,788,353	(1,162,874)	10,625,479

Item 2. Controls and Procedures.
(a) The Chief Executive Officer, President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Exhibit 99.CERT— Certifications for the principal executive officer and the principal financial officers of Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Select Fund
By:	/s/ JAMES T. MORRIS
James T. Morris
President

Date:	May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ THOMAS C. SUTTON
Thomas C. Sutton
Chief Executive Officer

Date:	May 26, 2006

By:	/s/ JAMES T. MORRIS
James T. Morris
President

Date:	May 26, 2006

By:	/s/ BRIAN D. KLEMENS
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	May 26, 2006